GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 48.2%
Aerospace & Defense – 0.5%
General Dynamics Corp.(a)
$65,000	3.250%		04/01/25	$ 70,451
Northrop Grumman Corp.(a)
815,000	2.930		01/15/25	868,928
25,000	4.030		10/15/47	29,695
Raytheon Technologies Corp.
475,000	3.950	(a)	08/16/25	528,205
10,000	5.700		04/15/40	13,885
100,000	4.625	(a)	11/16/48	128,406
The Boeing Co.(a)
50,000	3.250		02/01/35	50,827
25,000	3.375		06/15/46	24,084
25,000	3.850		11/01/48	25,796
TransDigm, Inc.(a)
166,000	6.250	(b)	03/15/26	175,130
575,000	6.375		06/15/26	595,125

				2,510,532

Agriculture – 0.3%
BAT Capital Corp.(a)
840,000	3.222		08/15/24	892,298
25,000	4.758		09/06/49	27,055
Reynolds American, Inc.
700,000	4.850		09/15/23	763,469
65,000	4.450	(a)	06/12/25	72,064

				1,754,886

Apparel(a) – 0.0%
NIKE, Inc.
65,000	2.400		03/27/25	68,715

Automotive – 1.1%
Allison Transmission, Inc.(a)(b)
696,000	3.750		01/30/31	683,820
American Honda Finance Corp.
15,000	1.200		07/08/25	15,120
BMW US Capital LLC(a)(b)
30,000	3.625		04/18/29	33,721
BorgWarner, Inc.(b)
60,000	5.000		10/01/25	68,922

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Ford Motor Co.(a)
	$27,000	9.000%		04/22/25	$ 33,271
Ford Motor Credit Co. LLC(a)
	330,000	2.979		08/03/22	334,542
	650,000	4.140		02/15/23	673,605
	839,000	3.625		06/17/31	854,775
General Motors Co.
	425,000	5.400		10/02/23	467,866
	225,000	4.000		04/01/25	247,230
	35,000	5.150	(a)	04/01/38	42,604
	25,000	6.750	(a)	04/01/46	36,218
	50,000	5.950	(a)	04/01/49	68,074
General Motors Financial Co., Inc.(a)
	300,000	4.300		07/13/25	331,653
	125,000	5.650		01/17/29	152,351
	500,000	2.350		01/08/31	493,240
Hyundai Capital America
	70,000	2.750		09/27/26	73,164
IHO Verwaltungs GmbH(a)(b)(c) (PIK 7.125%, Cash 6.375%)
	823,000	6.375		05/15/29	888,840
Lear Corp.(a)
	30,000	5.250		05/15/49	37,825
Toyota Motor Credit Corp.
	50,000	3.000		04/01/25	53,734

					5,590,575

Banks – 12.0%
ABN AMRO Bank NV(a)(d) (-1x 5 Year EUR Swap + 4.674%)
EUR	400,000	4.375		12/31/99	513,539
AIB Group PLC(b)
	$1,300,000	4.750		10/12/23	1,411,215
Banco do Brasil SA(a)(d) (10 Year CMT + 4.398%)
	200,000	6.250		10/29/49	204,700
Banco Santander SA
	800,000	2.746		05/28/25	842,960
	600,000	4.250		04/11/27	676,350
	200,000	2.749		12/03/30	198,218

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.
	$425,000	4.200%		08/26/24	$ 466,480
	1,300,000	3.248	(a)	10/21/27	1,410,162
	925,000	4.183	(a)	11/25/27	1,035,704
	100,000	6.110		01/29/37	137,235
	5,000	5.875		02/07/42	7,188
(3M USD LIBOR + 0.940%)
	60,000	3.864	(a)(d)	07/23/24	63,944
(3M USD LIBOR + 0.970%)
	65,000	3.458	(a)(d)	03/15/25	69,475
(3M USD LIBOR + 0.990%)
	75,000	2.496	(a)(d)	02/13/31	76,683
(3M USD LIBOR + 1.190%)
	525,000	2.884	(a)(d)	10/22/30	552,673
(3M USD LIBOR + 1.310%)
	750,000	4.271	(a)(d)	07/23/29	861,930
(3M USD LIBOR + 1.575%)
	525,000	3.824	(a)(d)	01/20/28	583,076
(3M USD LIBOR + 1.814%)
	30,000	4.244	(a)(d)	04/24/38	35,654
(SOFR + 0.740%)
	35,000	0.810	(a)(d)	10/24/24	35,118
(SOFR + 1.530%)
	600,000	1.898	(a)(d)	07/23/31	582,198
(SOFR + 2.150%)
	950,000	2.592	(a)(d)	04/29/31	977,939
Bank of Montreal(a)(d) (SOFR + 0.603%)
	35,000	0.949		01/22/27	34,386
Barclays PLC(a)(d)
(3M USD LIBOR + 1.400%)
	1,275,000	4.610		02/15/23	1,307,321
(SOFR + 2.714%)
	825,000	2.852		05/07/26	871,472
BNP Paribas SA(b)
	1,750,000	3.500		03/01/23	1,835,785
	550,000	3.375		01/09/25	590,821
(5 Year USD Swap + 4.149%)
	200,000	6.625	(a)(d)	12/31/99	219,134
(SOFR + 1.004%)
	725,000	1.323	(a)(d)	01/13/27	716,010
(SOFR + 2.074%)
	350,000	2.219	(a)(d)	06/09/26	360,868
BPCE SA(b)
	1,025,000	4.000		09/12/23	1,099,487
	525,000	4.625		09/12/28	612,959
(SOFR + 1.312%)
	475,000	2.277	(a)(d)	01/20/32	465,780
CaixaBank SA(a)(d) (-1X 5 year EUR Swap + 6.346%)
EUR	400,000	5.875		12/31/99	543,074
CIT Bank NA(a)(d) (SOFR + 1.715%)
	$600,000	2.969		09/27/25	629,892

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
	$780,000	3.500%		05/15/23	$ 822,151
	1,050,000	3.400		05/01/26	1,147,723
	125,000	4.300		11/20/26	141,226
	1,125,000	4.450		09/29/27	1,284,862
	475,000	4.125		07/25/28	535,648
(3M USD LIBOR + 0.897%)
	65,000	3.352	(a)(d)	04/24/25	69,328
(3M USD LIBOR + 1.023%)
	510,000	4.044	(a)(d)	06/01/24	543,425
(SOFR + 0.669%)
	55,000	0.981	(a)(d)	05/01/25	55,137
(SOFR + 0.686%)
	35,000	0.776	(a)(d)	10/30/24	35,083
(SOFR + 1.422%)
	550,000	2.976	(a)(d)	11/05/30	583,396
(SOFR + 2.842%)
	10,000	3.106	(a)(d)	04/08/26	10,698
Citizens Financial Group, Inc.(a)
	65,000	2.850		07/27/26	69,307
Commerzbank AG(a)(d)
(-1x 5 Year EUR Swap + 6.363%)
EUR	400,000	6.125		03/31/99	522,916
Credit Agricole SA(a)(b)(d)
(5 Year USD Swap + 4.319%)
	250,000	6.875		12/31/99	280,263
(SOFR + 1.676%)
	$375,000	1.907		06/16/26	382,196
Credit Suisse AG
	300,000	2.950		04/09/25	321,471
Credit Suisse Group AG
	307,000	4.550		04/17/26	347,429
	875,000	4.282	(a)(b)	01/09/28	973,647
(3M USD LIBOR + 1.410%)
	525,000	3.869	(a)(b)(d)	01/12/29	577,752
(SOFR + 1.730%)
	385,000	3.091	(a)(b)(d)	05/14/32	396,689
Deutsche Bank AG
	65,000	4.100		01/13/26	71,308
(SOFR + 1.718%)
	525,000	3.035	(a)(d)	05/28/32	534,030
(SOFR + 1.870%)
	450,000	2.129	(a)(d)	11/24/26	456,939
(SOFR + 2.159%)
	300,000	2.222	(a)(d)	09/18/24	308,052
Erste Group Bank AG(a)(d) (5 Year EUR Swap + 6.204%)
EUR	400,000	6.500		12/31/99	531,809
Fifth Third Bancorp(a)
	$375,000	2.375		01/28/25	392,985

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First Horizon Corp.(a)
	$700,000	3.550%		05/26/23	$ 735,875
	700,000	4.000		05/26/25	772,114
HSBC Holdings PLC
	200,000	4.950		03/31/30	241,372
(3M USD LIBOR + 1.000%)
	450,000	1.155	(a)(d)	05/18/24	455,864
(3M USD LIBOR + 1.055%)
	625,000	3.262	(a)(d)	03/13/23	637,619
(3M USD LIBOR + 1.211%)
	600,000	3.803	(a)(d)	03/11/25	645,162
(SOFR + 1.538%)
	1,050,000	1.645	(a)(d)	04/18/26	1,064,038
Huntington Bancshares, Inc.(a)
	825,000	4.000		05/15/25	915,750
ING Groep NV(a)(b)(d) (1 Year CMT + 1.100%)
	950,000	1.400		07/01/26	953,230
Intesa Sanpaolo SpA(a)(d) (5 Year EUR Swap + 7.192%)
EUR	350,000	7.750		12/29/49	507,353
JPMorgan Chase & Co.(a)
	$425,000	3.625		12/01/27	466,897
(3M USD LIBOR + 0.730%)
	195,000	3.559	(d)	04/23/24	205,629
(3M USD LIBOR + 0.890%)
	220,000	3.797	(d)	07/23/24	234,230
(3M USD LIBOR + 1.000%)
	60,000	4.023	(d)	12/05/24	64,758
(3M USD LIBOR + 1.155%)
	65,000	3.220	(d)	03/01/25	69,039
(3M USD LIBOR + 1.245%)
	1,000,000	3.960	(d)	01/29/27	1,113,470
(3M USD LIBOR + 3.800%)
	1,710,000	3.976	(d)	12/29/49	1,714,685
(SOFR + 1.160%)
	580,000	2.301	(d)	10/15/25	603,594
(SOFR + 2.040%)
	25,000	2.522	(d)	04/22/31	25,693
(SOFR + 2.515%)
	275,000	2.956	(d)	05/13/31	289,022
(SOFR + 3.125%)
	800,000	4.600	(d)	12/31/99	828,312
(SOFR + 3.790%)
	75,000	4.493	(d)	03/24/31	88,889
Macquarie Group Ltd.(a)(b)(d) (SOFR + 1.069%)
	450,000	1.340		01/12/27	445,838
Mitsubishi UFJ Financial Group, Inc.
	60,000	3.741		03/07/29	67,544
	30,000	4.286		07/26/38	36,450
Morgan Stanley, Inc.(a)(d) (3M USD LIBOR + 1.140%)
	35,000	3.772		01/24/29	39,304

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc.
$1,050,000	3.700%		10/23/24	$ 1,144,867
50,000	4.000		07/23/25	55,672
425,000	3.950		04/23/27	474,759
(3M USD LIBOR + 0.847%)
350,000	3.737	(a)(d)	04/24/24	370,083
(3M USD LIBOR + 1.400%)
1,550,000	1.576	(a)(d)	10/24/23	1,575,001
(3M USD LIBOR + 1.431%)
35,000	4.457	(a)(d)	04/22/39	43,182
(3M USD LIBOR + 1.628%)
200,000	4.431	(a)(d)	01/23/30	234,534
(SOFR + 1.034%)
750,000	1.794	(a)(d)	02/13/32	721,447
(SOFR + 1.143%)
725,000	2.699	(a)(d)	01/22/31	759,437
(SOFR + 1.152%)
800,000	2.720	(a)(d)	07/22/25	842,232
(SOFR + 3.120%)
400,000	3.622	(a)(d)	04/01/31	446,776
Natwest Group PLC
826,000	3.875		09/12/23	882,374
(3M USD LIBOR + 1.480%)
1,160,000	3.498	(a)(d)	05/15/23	1,189,951
(3M USD LIBOR + 1.550%)
850,000	4.519	(a)(d)	06/25/24	912,509
(3M USD LIBOR + 1.762%)
225,000	4.269	(a)(d)	03/22/25	244,148
(5 Year CMT + 2.100%)
200,000	3.754	(a)(d)	11/01/29	212,500
Standard Chartered PLC(a)(b)(d)
(3M USD LIBOR + 1.150%)
1,325,000	4.247		01/20/23	1,351,593
State Street Corp.(a)(d)
(3M USD LIBOR + 1.030%)
60,000	4.141		12/03/29	70,302
(SOFR + 2.650%)
25,000	3.152		03/30/31	27,397
The Bank of Nova Scotia
70,000	2.200		02/03/25	73,083
Truist Bank(a)
350,000	2.250		03/11/30	354,981
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	216,725
200,000	6.500	(b)	01/08/26	204,250
Wells Fargo & Co.
315,000	3.750	(a)	01/24/24	338,783
1,975,000	3.000		10/23/26	2,129,504
600,000	4.300		07/22/27	683,712
75,000	4.150	(a)	01/24/29	86,315

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co. – (continued)
(3M USD LIBOR + 0.750%)
$45,000	2.164	%(a)(d)	02/11/26	$ 46,689
(SOFR + 1.087%)
65,000	2.406	(a)(d)	10/30/25	68,007
(SOFR + 2.000%)
50,000	2.188	(a)(d)	04/30/26	51,910
Westpac Banking Corp.
65,000	2.350		02/19/25	68,323
(5 Year CMT + 2.000%)
300,000	4.110	(a)(d)	07/24/34	329,280

				60,856,957

Beverages – 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
355,000	4.700		02/01/36	435,397
1,625,000	4.900		02/01/46	2,055,479
Anheuser-Busch InBev Worldwide, Inc.(a)
55,000	5.450		01/23/39	72,558
925,000	4.600		04/15/48	1,130,886
Constellation Brands, Inc.(a)
625,000	4.400		11/15/25	705,844
225,000	3.700		12/06/26	250,281
500,000	3.600		02/15/28	554,445
625,000	3.150		08/01/29	671,806
Keurig Dr Pepper, Inc.(a)
377,000	4.057		05/25/23	401,837
30,000	4.417		05/25/25	33,682
Molson Coors Beverage Co.
20,000	5.000		05/01/42	24,531

				6,336,746

Biotechnology(a)(b) – 0.1%
Royalty Pharma PLC
425,000	1.200		09/02/25	421,396

Building Materials(a) – 0.7%
Carrier Global Corp.
1,125,000	2.493		02/15/27	1,177,279
875,000	2.722		02/15/30	907,156
Cemex SAB de CV(b)
200,000	5.200		09/17/30	219,170
Martin Marietta Materials, Inc.
1,100,000	3.200		07/15/51	1,098,581

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Masco Corp.
	$325,000	1.500%	02/15/28	$ 316,950

				3,719,136

Chemicals – 1.2%
Ashland Services B.V.(a)
EUR	650,000	2.000	01/30/28	780,489
DuPont de Nemours, Inc.(a)
	$425,000	4.205	11/15/23	460,114
	55,000	5.319	11/15/38	72,691
Huntsman International LLC(a)
	350,000	4.500	05/01/29	398,047
	250,000	2.950	06/15/31	253,036
International Flavors & Fragrances, Inc.(a)(b)
	650,000	1.832	10/15/27	648,758
	600,000	2.300	11/01/30	596,742
LYB International Finance B.V.
	25,000	5.250	07/15/43	32,317
OCP SA(a)(b)
	200,000	5.125	06/23/51	203,000
Sasol Financing USA LLC(a)
	310,000	5.875	03/27/24	330,305
The Dow Chemical Co.(a)
	30,000	3.600	11/15/50	32,342
The Sherwin-Williams Co.(a)
	500,000	3.450	06/01/27	550,980
	475,000	2.950	08/15/29	510,221
Tronox, Inc.(a)(b)
	990,000	4.625	03/15/29	998,662
Valvoline, Inc.(a)(b)
	315,000	3.625	06/15/31	315,000

				6,182,704

Commercial Services(a) – 1.0%
CoStar Group, Inc.(b)
	625,000	2.800	07/15/30	634,581
Global Payments, Inc.
	375,000	2.650	02/15/25	395,025
	225,000	3.200	08/15/29	240,338

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
Nielsen Finance LLC/Nielsen Finance Co.(b)
$83,000	5.875%		10/01/30	$ 90,263
PayPal Holdings, Inc.
1,150,000	1.650		06/01/25	1,180,877
1,175,000	2.650		10/01/26	1,260,223
950,000	2.300		06/01/30	984,428
Square, Inc.(b)
160,000	2.750		06/01/26	162,400
97,000	3.500		06/01/31	97,485

				5,045,620

Computers – 1.5%
Amdocs Ltd.(a)
350,000	2.538		06/15/30	350,823
Apple, Inc.
65,000	2.500		02/09/25	68,957
1,875,000	2.450	(a)	08/04/26	1,994,438
40,000	4.500	(a)	02/23/36	50,510
Booz Allen Hamilton, Inc.(a)(b)
253,000	4.000		07/01/29	258,060
Dell International LLC/EMC Corp.(a)
600,000	5.450		06/15/23	650,850
275,000	5.850		07/15/25	322,751
325,000	6.020		06/15/26	389,789
50,000	5.300		10/01/29	60,304
50,000	6.200		07/15/30	64,286
100,000	8.350		07/15/46	163,605
Hewlett Packard Enterprise Co.(a)
1,300,000	4.450		10/02/23	1,406,652
550,000	4.650		10/01/24	611,347
969,000	4.900		10/15/25	1,103,410
155,000	6.350		10/15/45	209,303
HP, Inc.
30,000	6.000		09/15/41	39,455
NetApp, Inc.(a)
35,000	2.375		06/22/27	36,738

				7,781,278

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics/Personal Care – 0.0%
The Procter & Gamble Co.
$45,000	2.800%		03/25/27	$ 48,726

Diversified Financial Services – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,196,126
450,000	3.300	(a)	01/23/23	466,344
400,000	4.875	(a)	01/16/24	435,620
295,000	6.500	(a)	07/15/25	345,896
Air Lease Corp.
550,000	2.250		01/15/23	564,349
425,000	3.375	(a)	07/01/25	456,246
1,325,000	2.875	(a)	01/15/26	1,393,569
875,000	3.750	(a)	06/01/26	957,084
50,000	3.250	(a)	10/01/29	52,020
Ally Financial, Inc.(a)
275,000	1.450		10/02/23	279,331
55,000	5.800		05/01/25	63,939
American Express Co.(a)
165,000	2.500		07/30/24	173,895
Aviation Capital Group LLC(a)(b)
375,000	1.950		01/30/26	374,993
Avolon Holdings Funding Ltd.(a)(b)
425,000	3.950		07/01/24	453,126
675,000	2.875		02/15/25	695,392
175,000	4.250		04/15/26	189,754
Capital One Financial Corp.
325,000	3.500		06/15/23	343,655
320,000	3.300	(a)	10/30/24	344,768
GE Capital International Funding Co.
1,600,000	3.373		11/15/25	1,745,584
250,000	4.418		11/15/35	300,268

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Huarong Finance 2019 Co. Ltd.
$280,000	3.750%		05/29/24	$ 205,800
JAB Holdings B.V.(a)(b)
250,000	2.200		11/23/30	243,555
Mastercard, Inc.(a)
250,000	3.300		03/26/27	276,430
Navient Corp.(a)
15,000	4.875		03/15/28	15,075
Raymond James Financial, Inc.(a)
75,000	4.650		04/01/30	89,738
The Charles Schwab Corp.(a)
60,000	4.200		03/24/25	66,999
Visa, Inc.(a)
100,000	2.050		04/15/30	102,866
15,000	4.150		12/14/35	18,439

				11,850,861

Electrical – 1.9%
Alliant Energy Finance LLC(a)(b)
375,000	3.750		06/15/23	396,356
100,000	4.250		06/15/28	113,860
Ameren Corp.(a)
125,000	3.500		01/15/31	136,920
Appalachian Power Co.(a)
30,000	3.700		05/01/50	33,050
Berkshire Hathaway Energy Co.(a)
225,000	3.250		04/15/28	247,259
400,000	3.700		07/15/30	453,336
20,000	4.450		01/15/49	25,005
Dominion Energy, Inc.
675,000	3.071	(e)	08/15/24	716,074
225,000	3.375	(a)	04/01/30	245,308
Exelon Corp.(a)
325,000	4.050		04/15/30	370,022
50,000	4.700		04/15/50	63,134
Exelon Generation Co. LLC(a)
35,000	3.250		06/01/25	37,734
Florida Power & Light Co.(a)
65,000	2.850		04/01/25	69,461
NextEra Energy Capital Holdings, Inc.(a)
525,000	1.900		06/15/28	530,938
NRG Energy, Inc.(a)(b)
675,000	3.750		06/15/24	718,814
319,000	3.375		02/15/29	312,221

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Pacific Gas & Electric Co.(a)
$55,000	4.550%		07/01/30	$ 58,836
Pacific Gas & Electric Co.(a)
250,000	2.100		08/01/27	242,858
425,000	2.500		02/01/31	398,760
125,000	3.300		08/01/40	113,679
315,000	3.500		08/01/50	280,359
Sempra Energy(a)
35,000	3.550		06/15/24	37,673
Southern California Edison Co.(a)
780,000	3.700		08/01/25	850,036
450,000	4.200		03/01/29	508,329
25,000	4.875		03/01/49	29,744
Southern Power Co.(a)
60,000	4.950		12/15/46	71,964
Southwestern Electric Power Co.(a)
35,000	2.750		10/01/26	37,121
The Southern Co.(a)
1,050,000	3.250		07/01/26	1,139,092
Vistra Operations Co. LLC(a)(b)
1,175,000	3.550		07/15/24	1,239,625

				9,477,568

Electronics(a) – 0.1%
Honeywell International, Inc.
35,000	1.350		06/01/25	35,676
Sensata Technologies, Inc.(b)
276,000	3.750		02/15/31	273,240

				308,916

Engineering & Construction(a) – 0.2%
Mexico City Airport Trust
400,000	4.250		10/31/26	432,450
250,000	3.875	(b)	04/30/28	262,625
310,000	5.500	(b)	07/31/47	312,712

				1,007,787

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a) – 0.2%
GFL Environmental, Inc.(b)
$150,000	3.750%	08/01/25	$ 153,938
Republic Services, Inc.
675,000	1.750	02/15/32	643,147
Waste Management, Inc.
250,000	1.150	03/15/28	242,102

			1,039,187

Finance(b) – 0.0%
American Homes 4 Rent LP
180,000	2.375	07/15/31	177,323

Food & Drug Retailing(a) – 0.4%
BRF SA
210,000	4.875	01/24/30	219,817
Kraft Heinz Foods Co.
1,122,000	4.250	03/01/31	1,271,480
Sysco Corp.
75,000	6.600	04/01/40	110,605
The JM Smucker Co.
225,000	2.375	03/15/30	229,392

			1,831,294

Gas(a) – 0.1%
NiSource, Inc.
100,000	3.600	05/01/30	110,711
The East Ohio Gas Co.(b)
150,000	1.300	06/15/25	150,885
125,000	2.000	06/15/30	123,769

			385,365

Healthcare Providers & Services – 1.3%
Abbott Laboratories(a)
50,000	4.750	11/30/36	64,394
Anthem, Inc.(a)
65,000	2.375	01/15/25	68,058
Centene Corp.(a)
1,270,000	3.000	10/15/30	1,300,162
CommonSpirit Health(a)
635,000	3.910	10/01/50	697,946

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
DENTSPLY SIRONA, Inc.(a)
$350,000	3.250%		06/01/30	$ 374,577
DH Europe Finance II S.a.r.l.(a)
700,000	2.200		11/15/24	730,933
275,000	2.600		11/15/29	287,947
HCA, Inc.(a)
40,000	5.500		06/15/47	52,090
Indigo Merger Sub, Inc.(a)(b)
200,000	2.875		07/15/26	202,500
Laboratory Corp. of America Holdings(a)
65,000	3.600		02/01/25	70,326
STERIS Irish FinCo UnLtd Co.(a)
525,000	2.700		03/15/31	535,201
Stryker Corp.(a)
850,000	1.950		06/15/30	840,752
Tenet Healthcare Corp.(a)(b)
150,000	7.500		04/01/25	161,437
Thermo Fisher Scientific, Inc.(a)
250,000	4.497		03/25/30	297,692
UnitedHealth Group, Inc.
30,000	3.750		07/15/25	33,283
Zimmer Biomet Holdings, Inc.(a)
65,000	3.550		04/01/25	70,533
800,000	3.550		03/20/30	876,016

				6,663,847

Household Products(a) – 0.0%
Kimberly-Clark Corp.
100,000	3.100		03/26/30	110,352
10,000	2.875		02/07/50	10,318

				120,670

Insurance – 1.2%
American International Group, Inc.
150,000	4.875		06/01/22	156,168
100,000	4.125		02/15/24	108,882
1,075,000	3.900	(a)	04/01/26	1,200,033
375,000	4.200	(a)	04/01/28	430,864
250,000	3.400	(a)	06/30/30	274,220

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Arch Capital Finance LLC(a)
$1,000,000	4.011%		12/15/26	$ 1,131,080
Arch Capital Group US, Inc.
250,000	5.144		11/01/43	329,075
Global Atlantic Fin Co.(a)(b)(d) (5 year CMT + 3.796%)
445,000	4.700		10/15/51	445,489
Great-West Lifeco Finance 2018 LP(a)(b)
225,000	4.047		05/17/28	257,056
Marsh & McLennan Cos., Inc.(a)
575,000	4.375		03/15/29	674,458
Reinsurance Group of America, Inc.(a)
65,000	3.900		05/15/29	72,828
Willis North America, Inc.(a)
205,000	2.950		09/15/29	215,613
XLIT Ltd.
775,000	4.450		03/31/25	869,131

				6,164,897

Internet – 0.5%
Amazon.com, Inc.(a)
20,000	3.800		12/05/24	22,004
400,000	3.875		08/22/37	476,164
Expedia Group, Inc.(a)
300,000	3.600		12/15/23	318,744
60,000	6.250	(b)	05/01/25	69,797
125,000	4.625		08/01/27	141,238
300,000	2.950		03/15/31	305,220
iQIYI, Inc.
110,000	3.750		12/01/23	109,890
Prosus NV(a)(b)
200,000	4.027		08/03/50	191,000
200,000	3.832		02/08/51	185,000
TD Ameritrade Holding Corp.(a)
55,000	3.300		04/01/27	60,375
Uber Technologies, Inc.(a)(b)
650,000	7.500		05/15/25	701,187

				2,580,619

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – 0.4%
ArcelorMittal SA
$1,265,000	4.250%		07/16/29	$ 1,398,027
Steel Dynamics, Inc.(a)
150,000	2.400		06/15/25	157,106
275,000	1.650		10/15/27	274,123
Vale Overseas Ltd.
134,000	6.250		08/10/26	160,699

				1,989,955

Lodging(a) – 0.5%
Hilton Domestic Operating Co., Inc.
969,000	4.875		01/15/30	1,035,619
3,000	4.000	(b)	05/01/31	3,023
Marriott Ownership Resorts, Inc.(b)
630,000	4.500		06/15/29	637,875
MGM Resorts International
310,000	6.750		05/01/25	331,312
438,000	4.750		10/15/28	465,375

				2,473,204

Machinery - Construction & Mining(a)(b) – 0.1%
The Weir Group PLC
600,000	2.200		05/13/26	602,344

Machinery-Diversified(a) – 0.3%
Otis Worldwide Corp.
175,000	2.293		04/05/27	181,841
1,275,000	2.565		02/15/30	1,321,244
Westinghouse Air Brake Technologies Corp.
30,000	4.950		09/15/28	34,846

				1,537,931

Media – 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,012,000	4.500		02/01/24	1,102,291
425,000	4.908		07/23/25	481,899
30,000	6.384		10/23/35	40,203
30,000	5.375		05/01/47	36,787
30,000	5.125		07/01/49	35,835

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.
$550,000	3.700	%(a)	04/15/24	$ 596,128
225,000	3.100	(a)	04/01/25	242,721
550,000	3.950	(a)	10/15/25	615,560
256,000	3.300	(a)	02/01/27	281,068
550,000	3.300	(a)	04/01/27	606,386
350,000	3.150	(a)	02/15/28	383,799
375,000	4.150	(a)	10/15/28	434,220
25,000	6.500		11/15/35	36,378
75,000	3.750	(a)	04/01/40	84,795
75,000	4.700	(a)	10/15/48	97,235
Cox Communications, Inc.(a)(b)
50,000	3.350		09/15/26	54,373
CSC Holdings LLC(a)(b)
243,000	3.375		02/15/31	229,027
Discovery Communications LLC(a)
50,000	5.200		09/20/47	62,283
Fox Corp.(a)
300,000	4.030		01/25/24	325,005
NBCUniversal Media LLC
458,000	4.450		01/15/43	562,122
Scripps Escrow II, Inc.(a)(b)
490,000	3.875		01/15/29	483,875
Sirius XM Radio, Inc.(a)(b)
520,000	4.000		07/15/28	535,600
TEGNA, Inc.(a)
950,000	4.625		03/15/28	985,625
The Walt Disney Co.
1,125,000	4.000		10/01/23	1,211,861
35,000	3.350		03/24/25	38,063
Time Warner Cable LLC(a)
30,000	5.875		11/15/40	38,716
ViacomCBS, Inc.
10,000	6.875		04/30/36	14,354
Virgin Media Finance PLC(a)(b)
950,000	5.000		07/15/30	950,000

				10,566,209

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – 1.0%
Freeport-McMoRan, Inc.(a)
$1,415,000	4.625%		08/01/30	$ 1,547,656
Glencore Finance Canada Ltd.(b)
650,000	4.250		10/25/22	680,303
Glencore Funding LLC(a)(b)
1,800,000	4.125		03/12/24	1,940,976
450,000	1.625		04/27/26	451,359
Newcrest Finance Pty Ltd.(a)(b)
150,000	3.250		05/13/30	160,944
Teck Resources Ltd.(a)
250,000	3.900		07/15/30	270,013
Vedanta Resources Ltd.(a)
200,000	6.125		08/09/24	167,225

				5,218,476

Miscellaneous Manufacturing – 0.2%
General Electric Co.
75,000	2.700		10/09/22	77,082
125,000	3.450	(a)	05/01/27	137,509
175,000	3.625	(a)	05/01/30	195,351
30,000	5.875		01/14/38	40,857
Hillenbrand, Inc.(a)
780,000	3.750		03/01/31	772,200

				1,222,999

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
270,000	2.634		05/17/26	273,343
240,000	3.798		05/17/31	247,296

				520,639

Office(a)(b) – 0.2%
Xerox Holdings Corp.
970,000	5.000		08/15/25	1,023,350

Oil Field Services – 1.6%
BP Capital Markets America, Inc.(a)
35,000	3.194		04/06/25	37,706
60,000	3.543		04/06/27	66,234
225,000	4.234		11/06/28	260,955

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Devon Energy Corp.(a)
$227,000	5.850%		12/15/25	$ 266,521
221,000	5.875	(b)	06/15/28	245,608
195,000	5.600		07/15/41	241,888
EQT Corp.(a)(b)
755,000	3.625		05/15/31	788,975
Exxon Mobil Corp.(a)
50,000	2.992		03/19/25	53,648
45,000	4.227		03/19/40	53,849
Gazprom PJSC Via Gaz Capital SA
230,000	5.150	(b)	02/11/26	258,221
240,000	7.288		08/16/37	333,645
Gazprom PJSC Via Gaz Finance PLC(b)
280,000	3.250		02/25/30	278,740
Halliburton Co.
2,000	3.800	(a)	11/15/25	2,210
50,000	6.700		09/15/38	68,464
Lukoil Securities B.V.(b)
210,000	3.875		05/06/30	222,655
Lundin Energy Finance B.V.(a)(b)
600,000	2.000		07/15/26	601,356
Marathon Oil Corp.(a)
30,000	3.850		06/01/25	32,677
Marathon Petroleum Corp.(a)
625,000	4.500		05/01/23	666,769
40,000	4.700		05/01/25	45,112
25,000	6.500		03/01/41	34,753
Petroleos de Venezuela SA
4,280,000	6.000		10/28/22	136,960
1,110,000	5.375	(f)	04/12/27	47,175
Phillips 66
375,000	3.700		04/06/23	395,891
100,000	3.850	(a)	04/09/25	110,063
200,000	1.300	(a)	02/15/26	200,046
60,000	4.650	(a)	11/15/34	71,548
Schlumberger Holdings Corp.(a)(b)
30,000	4.300		05/01/29	34,370

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Suncor Energy, Inc.
$225,000	2.800%		05/15/23	$ 233,858
450,000	3.100	(a)	05/15/25	481,788
Sunoco LP/Sunoco Finance Corp.(a)(b)
630,000	4.500		05/15/29	641,025
TotalEnergies Capital International SA(a)
45,000	3.127		05/29/50	45,668
Valero Energy Corp.
650,000	2.700		04/15/23	674,004
385,000	2.850	(a)	04/15/25	408,219
30,000	6.625		06/15/37	41,093

				8,081,694

Packaging(a)(b) – 0.1%
Berry Global, Inc.
375,000	1.570		01/15/26	375,484

Pharmaceuticals – 1.7%
AbbVie, Inc.(a)
550,000	4.450		05/14/46	666,193
25,000	4.875		11/14/48	32,417
AstraZeneca PLC
45,000	6.450		09/15/37	67,076
Bausch Health Americas, Inc.(a)(b)
200,000	9.250		04/01/26	217,000
Bayer US Finance II LLC(a)(b)
950,000	3.875		12/15/23	1,017,554
Becton Dickinson & Co.(a)
580,000	3.700		06/06/27	644,711
Bristol-Myers Squibb Co.(a)
634,000	3.875		08/15/25	705,502
300,000	3.900		02/20/28	343,239
20,000	3.400		07/26/29	22,404
Cigna Corp.(a)
525,000	2.400		03/15/30	536,046
CVS Health Corp.(a)
950,000	3.375		08/12/24	1,021,307
195,000	2.625		08/15/24	205,897
505,000	3.875		07/20/25	557,591
150,000	5.125		07/20/45	194,691

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Mylan, Inc.(a)
$60,000	5.400%		11/29/43	$ 74,591
Pfizer, Inc.(a)
750,000	3.450		03/15/29	843,735
200,000	2.625		04/01/30	213,278
Prestige Brands, Inc.(a)(b)
635,000	3.750		04/01/31	611,981
Takeda Pharmaceutical Co. Ltd.(a)
680,000	2.050		03/31/30	674,125
Wyeth LLC
45,000	5.950		04/01/37	64,570

				8,713,908

Pipelines – 2.3%
Cheniere Energy Partners LP(a)
1,220,000	4.500		10/01/29	1,308,450
Enbridge, Inc.(a)
775,000	2.500		08/01/33	775,349
Energy Transfer LP(a)
875,000	4.200		09/15/23	935,594
200,000	4.250		04/01/24	215,532
Energy Transfer LP(a)
550,000	5.250		04/15/29	649,676
Energy Transfer LP(a)
15,000	4.050		03/15/25	16,281
725,000	5.500		06/01/27	851,701
75,000	5.400		10/01/47	88,771
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	196,000
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,082,062
Kinder Morgan, Inc.
500	7.750		01/15/32	721
40,000	3.250	(a)	08/01/50	38,716
MPLX LP(a)
50,000	4.250		12/01/27	56,580
225,000	4.800		02/15/29	263,756
200,000	4.500		04/15/38	228,642

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
ONEOK Partners LP(a)
$25,000	6.125%		02/01/41	$ 32,231
Phillips 66 Partners LP(a)
30,000	3.750		03/01/28	32,860
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	612,276
425,000	3.850		10/15/23	450,551
Sabine Pass Liquefaction LLC(a)
800,000	6.250		03/15/22	820,736
300,000	5.625		04/15/23	322,428
Spectra Energy Partners LP(a)
65,000	3.500		03/15/25	70,151
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,220,000	5.000		01/15/28	1,284,050
The Williams Cos., Inc.
915,000	3.600	(a)	03/15/22	930,610
450,000	3.900	(a)	01/15/25	491,994
30,000	6.300		04/15/40	41,105
TransCanada PipeLines Ltd.
45,000	7.625		01/15/39	69,882
Transcontinental Gas Pipe Line Co. LLC(a)
10,000	7.850		02/01/26	12,705
Western Midstream Operating LP(a)
6,000	5.450		04/01/44	6,450

				11,885,860

Real Estate Investment Trust – 2.9%
Agree LP(a)
175,000	2.900		10/01/30	182,623
Alexandria Real Estate Equities, Inc.(a)
325,000	3.800		04/15/26	362,203
350,000	3.375		08/15/31	384,104
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	839,064
American Tower Corp.(a)
925,000	3.375		05/15/24	989,685
500,000	2.100		06/15/30	491,885
Camden Property Trust(a)
65,000	3.150		07/01/29	70,797

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Crown Castle International Corp.(a)
$1,275,000	3.150%	07/15/23	$ 1,339,553
65,000	3.100	11/15/29	68,986
75,000	3.300	07/01/30	80,556
Duke Realty LP(a)
300,000	1.750	07/01/30	288,771
Healthcare Realty Trust, Inc.(a)
175,000	2.050	03/15/31	169,715
Healthpeak Properties, Inc.(a)
65,000	3.500	07/15/29	71,924
Host Hotels & Resorts LP(a)
55,000	3.375	12/15/29	57,765
Kilroy Realty LP(a)
500,000	4.750	12/15/28	580,640
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a)(b)
813,000	3.875	02/15/29	825,195
Mid-America Apartments LP(a)
325,000	1.700	02/15/31	308,471
MPT Operating Partnership LP/MPT Finance Corp.(a)
782,000	3.500	03/15/31	789,914
National Retail Properties, Inc.(a)
235,000	3.900	06/15/24	253,910
400,000	4.000	11/15/25	443,356
Regency Centers LP(a)
700,000	2.950	09/15/29	737,401
SBA Communications Corp.(a)(b)
1,194,000	3.125	02/01/29	1,150,717
Simon Property Group LP(a)
15,000	3.500	09/01/25	16,428
Spirit Realty LP(a)
725,000	4.000	07/15/29	805,779
Trust Fibra Uno 1401(a)(b)
300,000	5.250	12/15/24	332,588
UDR, Inc.(a)
150,000	2.100	08/01/32	144,134
VEREIT Operating Partnership LP(a)
800,000	4.625	11/01/25	906,760
200,000	3.400	01/15/28	218,046
400,000	2.850	12/15/32	418,328

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
VICI Properties LP/VICI Note Co., Inc.(a)(b)
$765,000	3.750%	02/15/27	$ 781,256
Weyerhaeuser Co.
50,000	7.375	03/15/32	72,072
WP Carey, Inc.(a)
155,000	4.600	04/01/24	169,527
105,000	4.000	02/01/25	114,500
425,000	3.850	07/15/29	471,572

			14,938,225

Retailing – 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
192,000	4.000	10/15/30	185,280
7-Eleven, Inc.(a)(b)
700,000	1.300	02/10/28	675,528
AutoNation, Inc.(a)
225,000	4.750	06/01/30	266,373
CK Hutchison International 20 Ltd.(a)(b)
200,000	2.500	05/08/30	204,618
Dollar Tree, Inc.(a)
525,000	4.000	05/15/25	579,406
Group 1 Automotive, Inc.(a)(b)
115,000	4.000	08/15/28	116,725
IRB Holding Corp.(a)(b)
254,000	7.000	06/15/25	273,685
Lowe’s Cos, Inc.(a)
60,000	4.000	04/15/25	66,415
Lowe’s Cos., Inc.(a)
650,000	1.700	10/15/30	623,525
McDonald’s Corp.(a)
75,000	4.450	09/01/48	93,437
Starbucks Corp.(a)
850,000	3.800	08/15/25	941,018
Target Corp.
65,000	3.500	07/01/24	70,527
The Home Depot, Inc.(a)
275,000	3.900	12/06/28	319,630
Tractor Supply Co.(a)
400,000	1.750	11/01/30	381,688

			4,797,855

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Savings & Loans(a)(b)(d) – 0.1%
Nationwide Building Society(3M USD LIBOR + 1.855%)
$400,000	3.960%		07/18/30	$ 448,656

Semiconductors – 1.7%
Applied Materials, Inc.(a)
275,000	1.750		06/01/30	272,217
15,000	4.350		04/01/47	19,112
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
50,000	3.875		01/15/27	55,261
53,000	3.500		01/15/28	58,144
Broadcom, Inc.(a)
2,331,000	3.459		09/15/26	2,536,990
45,000	5.000		04/15/30	53,190
225,000	3.419	(b)	04/15/33	237,236
650,000	3.500	(b)	02/15/41	667,043
Intel Corp.(a)
65,000	3.400		03/25/25	70,957
Lam Research Corp.(a)
375,000	1.900		06/15/30	376,429
Microchip Technology, Inc.
625,000	2.670		09/01/23	650,837
NXP B.V./NXP Funding LLC(b)
1,325,000	3.875		09/01/22	1,374,462
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
800,000	2.500		05/11/31	811,152
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
275,000	3.400		05/01/30	299,789
ON Semiconductor Corp.(a)(b)
860,000	3.875		09/01/28	882,575
TSMC Global Ltd.(a)(b)
200,000	2.250		04/23/31	201,153

				8,566,547

Software(a) – 1.0%
Adobe, Inc.
60,000	3.250		02/01/25	64,988
450,000	2.150		02/01/27	471,370
600,000	2.300		02/01/30	624,684

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Clarivate Science Holdings Corp.(b)
$575,000	3.875%		06/30/28	$ 578,594
Fiserv, Inc.
55,000	3.850		06/01/25	60,507
750,000	3.200		07/01/26	812,497
Intuit, Inc.
175,000	1.350		07/15/27	174,864
MSCI, Inc.(b)
506,000	3.625		11/01/31	518,650
Oracle Corp.
775,000	2.875		03/25/31	806,992
ServiceNow, Inc.
975,000	1.400		09/01/30	914,833

				5,027,979

Telecommunication Services – 3.0%
AT&T, Inc.(a)
400,000	4.450		04/01/24	437,064
60,000	4.250		03/01/27	68,104
1,375,000	2.300		06/01/27	1,422,960
100,000	1.650		02/01/28	99,256
500,000	2.750		06/01/31	519,795
694,000	2.550	(b)	12/01/33	687,837
10,000	5.250		03/01/37	12,613
175,000	4.900		08/15/37	215,357
450,000	3.500		06/01/41	468,427
100,000	5.150		11/15/46	128,094
225,000	5.450		03/01/47	296,903
25,000	4.500		03/09/48	29,448
175,000	5.150		02/15/50	226,410
300,000	3.650		06/01/51	313,527
100,000	3.500	(b)	09/15/53	100,292
Bell Canada(a)
55,000	4.464		04/01/48	68,250
British Telecommunications PLC
25,000	9.625		12/15/30	38,768

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Level 3 Financing, Inc.(a)(b)
$645,000	4.250%		07/01/28	$ 652,256
NTT Finance Corp.(a)(b)
475,000	2.065		04/03/31	481,593
T-Mobile USA, Inc.(a)
625,000	3.500		04/15/25	675,397
375,000	1.500		02/15/26	377,625
1,050,000	3.750		04/15/27	1,160,344
375,000	2.050		02/15/28	379,999
800,000	3.875		04/15/30	892,952
325,000	3.000		02/15/41	321,389
Telefonica Emisiones SA
325,000	4.570		04/27/23	348,069
Verizon Communications, Inc.
950,000	3.376		02/15/25	1,032,137
1,265,000	2.100	(a)	03/22/28	1,291,793
630,000	4.329		09/21/28	732,249
575,000	3.150	(a)	03/22/30	620,166
800,000	2.550	(a)	03/21/31	818,520
50,000	4.125		08/15/46	58,724
18,000	5.012		04/15/49	23,817
30,000	4.000	(a)	03/22/50	34,526
Vodafone Group PLC
30,000	5.000		05/30/38	37,788

				15,072,449

Transportation(a) – 0.1%
Canadian Pacific Railway Co.
200,000	2.050		03/05/30	199,306
CSX Corp.
65,000	3.250		06/01/27	71,281
Union Pacific Corp.
35,000	3.799		10/01/51	39,998
United Parcel Service, Inc.
35,000	3.900		04/01/25	38,753
25,000	5.300		04/01/50	36,610

				385,948

TOTAL CORPORATE OBLIGATIONS (Cost $234,089,776)				$ 245,375,317

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 31.4%
Collateralized Mortgage Obligations – 4.3%
Interest Only(g) – 1.1%
FHLMC REMIC Series 4314, Class SE(d) (-1x 1M USD LIBOR + 6.050%)
$433,842	5.977%	03/15/44	$ 69,796
FHLMC REMIC Series 4320, Class SD(d) (-1x 1M USD LIBOR + 6.100%)
56,957	6.027	07/15/39	10,321
FHLMC REMIC Series 4583, Class ST(d) (-1x 1M USD LIBOR + 6.000%)
853,796	5.927	05/15/46	149,351
FHLMC REMIC Series 4905, Class SA(d) (-1x 1M USD LIBOR + 6.100%)
544,929	6.009	08/25/49	99,531
FHLMC REMIC Series 4980, Class KI
2,708,903	4.500	06/25/50	389,014
FHLMC REMIC Series 4989, Class EI
405,664	4.000	07/25/50	62,102
FHLMC REMIC Series 4998, Class GI
1,515,144	4.000	08/25/50	234,545
FHLMC REMIC Series 5009, Class DI
1,278,563	2.000	09/25/50	128,312
FHLMC REMIC Series 5020, Class IH
1,223,062	3.000	08/25/50	149,402
FHLMC STRIPS Series 304, Class C45
4,893	3.000	12/15/27	259
FNMA REMIC Series 2011-124, Class SC(d) (-1x 1M USD LIBOR + 6.550%)
203,665	6.459	12/25/41	36,408
FNMA REMIC Series 2012-5, Class SA(d) (-1x 1M USD LIBOR + 5.950%)
296,059	5.859	02/25/42	47,023
FNMA REMIC Series 2012-88, Class SB(d) (-1x 1M USD LIBOR + 6.670%)
211,005	6.579	07/25/42	34,165

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FNMA REMIC Series 2014-6, Class SA(d) (-1x 1M USD LIBOR + 6.600%)
$261,930	6.509%	02/25/44	$ 47,003
FNMA REMIC Series 2017-31, Class SG(d) (-1x 1M USD LIBOR + 6.100%)
655,256	6.009	05/25/47	122,974
FNMA REMIC Series 2017-86, Class SB(d) (-1x 1M USD LIBOR + 6.150%)
490,193	6.059	11/25/47	90,568
FNMA REMIC Series 2018-17, Class CS(d) (-1x 1M USD LIBOR + 3.450%)
910,649	2.500	03/25/48	57,820
FNMA REMIC Series 2020-49, Class KS(d) (-1x 1M USD LIBOR + 6.100%)
561,870	6.009	07/25/50	108,003
FNMA REMIC Series 2020-60, Class KI
1,198,833	2.000	09/25/50	120,311
FNMA REMIC Series 2020-62, Class GI
819,884	4.000	06/25/48	136,447
GNMA REMIC Series 2020-61, Class SW(d) (-1X 1M USD LIBOR + 6.050%)
754,576	5.957	08/20/49	109,478
GNMA REMIC Series 2010-20, Class SE(d) (-1x 1M USD LIBOR + 6.250%)
506,308	6.157	02/20/40	91,200
GNMA REMIC Series 2013-181, Class SA(d) (-1x 1M USD LIBOR + 6.100%)
307,373	6.007	11/20/43	56,938
GNMA REMIC Series 2014-132, Class SL(d) (-1x 1M USD LIBOR + 6.100%)
290,548	6.007	10/20/43	32,114
GNMA REMIC Series 2014-133, Class BS(d) (-1x 1M USD LIBOR + 5.600%)
174,695	5.507	09/20/44	28,495
GNMA REMIC Series 2014-162, Class SA(d) (-1x 1M USD LIBOR + 5.600%)
151,472	5.507	11/20/44	22,577
GNMA REMIC Series 2015-111, Class IM
436,462	4.000	08/20/45	50,633
GNMA REMIC Series 2015-119, Class SN(d) (-1x 1M USD LIBOR + 6.250%)
204,218	6.157	08/20/45	34,999
GNMA REMIC Series 2015-123, Class SP(d) (-1x 1M USD LIBOR + 6.250%)
248,167	6.157	09/20/45	45,495

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2015-167, Class AS(d) (-1x 1M USD LIBOR + 6.250%)
$154,769	6.157%	11/20/45	$ 26,843
GNMA REMIC Series 2015-168, Class SD(d) (-1x 1M USD LIBOR + 6.200%)
116,403	6.107	11/20/45	22,334
GNMA REMIC Series 2016-109, Class IH
613,971	4.000	10/20/45	67,449
GNMA REMIC Series 2016-27, Class IA
271,598	4.000	06/20/45	24,172
GNMA REMIC Series 2018-105, Class SC(d) (-1x 1M USD LIBOR + 6.200%)
213,373	6.107	08/20/48	31,044
GNMA REMIC Series 2018-122, Class HS(d) (-1x 1M USD LIBOR + 6.200%)
659,654	6.107	09/20/48	120,190
GNMA REMIC Series 2018-122, Class SE(d) (-1x 1M USD LIBOR + 6.200%)
447,953	6.107	09/20/48	70,509
GNMA REMIC Series 2018-124, Class SN(d) (-1x 1M USD LIBOR + 6.200%)
585,423	6.107	09/20/48	104,422
GNMA REMIC Series 2018-137, Class SN(d) (-1x 1M USD LIBOR + 6.150%)
503,349	6.057	10/20/48	78,490
GNMA REMIC Series 2018-139, Class SQ(d) (-1x 1M USD LIBOR + 6.150%)
356,953	6.057	10/20/48	49,131
GNMA REMIC Series 2018-72, Class IB
11,716	4.000	04/20/46	1,545
GNMA REMIC Series 2019-1, Class SN(d) (-1x 1M USD LIBOR + 6.050%)
142,162	5.957	01/20/49	20,668
GNMA REMIC Series 2019-110, Class PS(d) (-1X 1M USD LIBOR + 6.050%)
297,277	5.957	09/20/49	51,549
GNMA REMIC Series 2019-128, Class IO
776,186	4.000	10/20/49	93,426
GNMA REMIC Series 2019-129, Class AI
18,431	3.500	10/20/49	2,181
GNMA REMIC Series 2019-151, Class IA
1,544,709	3.500	12/20/49	177,914
GNMA REMIC Series 2019-151, Class NI
1,082,948	3.500	10/20/49	96,069

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2019-153, Class EI
$1,881,077	4.000%	12/20/49	$ 251,703
GNMA REMIC Series 2019-20, Class SF(d) (-1x 1M USD LIBOR + 3.790%)
292,584	3.697	02/20/49	23,367
GNMA REMIC Series 2019-4, Class SJ(d) (-1x 1M USD LIBOR + 6.050%)
556,925	5.957	01/20/49	89,056
GNMA REMIC Series 2019-6, Class SA(d) (-1x 1M USD LIBOR + 6.050%)
150,240	5.957	01/20/49	23,385
GNMA REMIC Series 2019-69, Class S(d) (-1x 1M USD LIBOR + 3.270%)
1,050,202	3.177	06/20/49	69,937
GNMA REMIC Series 2019-97, Class SC(d) (-1x 1M USD LIBOR + 6.100%)
449,700	6.007	08/20/49	64,621
GNMA REMIC Series 2020-11, Class SN(d) (-1x 1M USD LIBOR + 6.050%)
355,073	5.957	01/20/50	55,929
GNMA REMIC Series 2020-146, Class KI
2,027,727	2.500	10/20/50	204,243
GNMA REMIC Series 2020-151, Class MI
962,598	2.500	10/20/50	116,660
GNMA REMIC Series 2020-173, Class AI
664,117	2.500	11/20/50	45,645
GNMA REMIC Series 2020-21, Class SA(d) (-1x 1M USD LIBOR + 6.050%)
969,510	5.957	02/20/50	160,667
GNMA REMIC Series 2020-51, Class ID
533,692	3.500	04/20/50	54,986
GNMA REMIC Series 2020-55, Class AS(d) (-1x 1M USD LIBOR + 6.050%)
908,064	5.957	04/20/50	155,365
GNMA REMIC Series 2020-55, Class IO
1,390,459	3.500	04/20/50	172,634
GNMA REMIC Series 2020-61, Class GI
1,045,674	5.000	05/20/50	112,130
GNMA REMIC Series 2020-61, Class SF(d) (-1x 1M USD LIBOR + 6.440%)
332,326	6.347	07/20/43	63,780
GNMA REMIC Series 2020-78, Class DI
2,013,175	4.000	06/20/50	240,815

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA Series 2019-78, Class SA(d) (-1X 1M USD LIBOR + 6.050%)
$750,416	5.957%	06/20/49	$ 112,359

			5,620,502

Regular Floater(d) – 0.0%
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
68,098	0.542	07/25/41	68,924

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
34,543	5.500	08/25/35	38,739
FNMA REMIC Series 2011-52, Class GB
264,809	5.000	06/25/41	297,564
FNMA REMIC Series 2012-111, Class B
23,427	7.000	10/25/42	28,100
FNMA REMIC Series 2012-153, Class B
61,777	7.000	07/25/42	75,619

			440,022

Sequential Floating Rate(d) – 3.1%
Alternative Loan Trust Series 2006-OC8, Class 2A3 (1M USD LIBOR + 0.500%)
1,746,860	0.592	11/25/36	1,538,981
Bellemeade Re Ltd. Series 2021-2A, Class M1B(b) (SOFR30A + 1.500%)
275,000	1.510	06/25/31	274,505
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b) (1M USD LIBOR + 2.400%)
213,751	2.492	04/25/31	214,970
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b) (1M USD LIBOR + 2.300%)
356,790	2.392	08/25/31	359,201
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2(b) (1M USD LIBOR + 2.050%)
39,203	2.142	01/25/40	39,348
Countrywide Alternative Loan Trust Series 2007-OA6, Class A1A (1M USD LIBOR + 1.400%)
313,692	0.232	06/25/37	299,766
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A (1M USD LIBOR + 0.200%)
626,750	0.292	08/25/47	587,198
Fannie Mae Connecticut Avenue Securities Series 2014-C02, Class 1M2 (1M USD LIBOR + 2.600%)
341,743	2.692	05/25/24	343,653

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(b) (1M USD LIBOR + 1.700%)
	$620,337	1.792%	01/25/50	$ 622,685
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2(b) (1M USD LIBOR + 1.850%)
	125,000	1.942	02/25/50	125,963
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(b) (1M USD LIBOR + 3.000%)
	98,852	3.092	06/25/50	99,434
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1(b) (1M USD LIBOR + 5.100%)
	825,000	5.192	06/25/50	863,575
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(b) (1M USD LIBOR + 6.000%)
	740,000	6.092	08/25/50	791,236
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(b) (1M USD LIBOR + 3.750%)
	214,462	3.842	08/25/50	216,767
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(b) (SOFR30A + 4.800%)
	713,000	4.818	10/25/50	751,336
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1(b) (SOFR30A + 3.000%)
	612,000	3.018	12/25/50	615,298
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(b) (1M USD LIBOR + 3.150%)
	550,558	3.242	09/25/50	556,616
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1(b) (SOFR30A + 3.000%)
	800,000	3.018	08/25/33	795,686
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2(b) (SOFR30A + 2.050%)
	520,000	2.067	12/25/33	521,528
FHLMC Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class B1(b) (SOFR30A + 4.000%)
	161,000	4.018	11/25/50	167,551
FNMA Connecticut Avenue Securitie Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
	69,126	5.342	10/25/23	72,239
FNMA Connecticut Avenue Securitie Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
	378,022	4.492	01/25/24	390,921
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	659,599	0.881	08/20/56	914,221

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
JPMorgan Mortgage Trust Series 2021-6, Class A3(b)
	$760,405	2.500%	10/25/51	$ 773,237
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	478,886	0.936	11/15/49	664,057
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1(b)
	$720,000	3.000	08/25/59	762,036
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2(b)
	760,000	2.500	11/25/60	775,388
Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
GBP	1,221,408	1.249	05/25/51	1,698,020
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(b)
	$87,092	3.500	07/25/49	88,733

				15,924,149

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS Cost ($20,357,206)				$ 22,053,597

Commercial Mortgage-Backed Securities – 0.9%
Sequential Fixed Rate – 0.8%
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D(b)
	$500,000	3.000%	07/15/49	$ 469,137
BANK Series 2021-BN32, Class A5
	1,000,000	2.643	04/15/54	1,051,882
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(b)
	500,000	2.500	11/15/52	429,982
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(b)
	350,000	3.000	09/10/50	339,847
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E(b)
	387,000	2.500	03/15/53	333,749
DOLP Trust Series 2021-NYC, Class A(b)
	1,100,000	2.956	05/10/41	1,175,109
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(b)
	150,000	3.250	01/15/60	141,246

				3,940,952

Sequential Floating Rate(b) – 0.1%
BANK 2018-BNK10 Series 2018-BN10, Class D
	200,000	2.600	02/15/61	180,572
Barclays Commercial Mortgage Trust Series 2017-C1 Class D(d)
	150,000	3.660	02/15/50	140,976

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(d)
$250,000	5.053%	11/15/51	$ 264,415

			585,963

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES Cost ($3,660,337)			$ 4,526,915

Federal Agencies – 26.2%
Adjustable Rate FHLMC(d) – 0.0%
$22,725	2.297%	09/01/35	$ 23,995

FHLMC – 0.7%
81,003	6.000	08/01/27	89,642
9,193	5.000	08/01/33	10,381
1,483	5.000	09/01/33	1,674
2,114	5.000	10/01/33	2,387
2,233	5.000	11/01/34	2,541
115,358	5.000	12/01/34	131,279
3,136	5.000	07/01/35	3,569
409	5.000	11/01/35	462
27,772	5.000	03/01/39	31,603
3,904	5.000	05/01/39	4,443
8,115	5.000	04/01/40	9,222
1,977	5.000	08/01/40	2,247
24,404	4.000	02/01/41	26,700
743	5.000	04/01/41	844
2,342	5.000	06/01/41	2,662
702,361	4.000	03/01/48	751,574
712,582	4.000	04/01/48	758,555
1,773,774	4.500	08/01/48	1,958,577

			3,788,362

GNMA – 15.1%
23,510	5.500	11/15/32	26,515
11,339	5.500	01/15/33	12,698
29,454	5.500	02/15/33	33,675
30,913	5.500	03/15/33	35,288
32,277	5.500	07/15/33	36,729
9,519	5.500	08/15/33	10,629
7,476	5.500	09/15/33	8,394
18,232	5.500	04/15/34	20,508
7,533	5.500	05/15/34	8,267
130,295	5.500	09/15/34	150,143
131,613	5.500	12/15/34	151,792
90,850	5.500	01/15/35	105,110
193	5.500	05/15/36	212
4,204	4.000	02/20/41	4,613
6,527	4.000	11/20/41	7,126
1,093	4.000	01/20/42	1,193
3,494	4.000	04/20/42	3,814
2,216	4.000	10/20/42	2,419
583,218	4.000	08/20/43	636,486
3,415	4.000	03/20/44	3,723
4,120	4.000	05/20/44	4,491
287,492	4.000	11/20/44	312,762
68,008	4.000	12/20/44	73,986

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$18,716	4.000%	05/20/45		$ 20,361
70,777	4.000	07/20/45		76,865
392,949	4.000	01/20/46		425,278
2,312,590	3.500	04/20/47		2,454,140
2,274,705	3.500	12/20/47		2,407,962
1,630,009	4.500	05/20/48		1,761,893
2,433,693	4.500	08/20/48		2,623,188
309,482	5.000	08/20/48		333,889
1,716,371	4.500	09/20/48		1,847,063
2,219,667	5.000	10/20/48		2,393,333
1,314,371	5.000	11/20/48		1,414,434
1,260,862	5.000	12/20/48		1,356,458
2,759,737	4.500	01/20/49		2,956,940
2,465,969	5.000	01/20/49		2,652,163
1,057,677	4.000	02/20/49		1,120,730
2,266,745	4.500	02/20/49		2,427,125
1,346,675	4.000	03/20/49		1,425,695
59,077	4.500	03/20/49		63,220
199,877	5.000	03/20/49		214,797
983,004	4.000	05/20/49		1,039,840
731,066	4.500	10/20/49		780,243
740,601	4.500	12/20/49		786,695
31,000,000	2.500	TBA-30yr	(h)	32,082,027
10,000,000	3.000	TBA-30yr	(h)	10,432,235
2,000,000	3.500	TBA-30yr	(h)	2,100,687

				76,847,834

UMBS – 4.9%
1,265	5.500	09/01/23		1,301
881	5.500	10/01/23		909
324	5.500	05/01/25		327
6,092	4.500	02/01/39		6,777
3,824	4.500	04/01/39		4,254
5,827	4.500	08/01/39		6,478
81,767	4.500	12/01/39		90,877
78,478	4.500	06/01/40		86,944
28,979	4.500	08/01/41		32,184
53,491	3.000	12/01/42		57,493
119,588	3.000	01/01/43		128,533
31,729	3.000	02/01/43		34,102
12,230	3.000	03/01/43		13,160
181,773	3.000	04/01/43		195,597
30,294	3.000	05/01/43		32,597
40,232	3.000	06/01/43		43,292
13,333	3.000	07/01/43		14,347
21,639	5.000	06/01/44		24,084
16,484	3.500	03/01/45		17,585
430,402	3.000	04/01/45		457,485
1,469,928	4.500	04/01/45		1,644,458
173,438	4.500	05/01/45		194,139
732,444	4.500	06/01/45		808,406
343,391	4.000	11/01/45		371,362
98,384	4.000	03/01/46		106,231
60,326	4.000	06/01/46		65,050
16,486	4.000	08/01/46		17,777
125,712	4.000	10/01/46		135,556
107,763	4.000	06/01/47		116,914
578,064	4.500	07/01/47		634,009
262,843	4.500	11/01/47		288,076
331,860	4.000	12/01/47		362,634

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$929,375	4.000%	01/01/48	$ 1,015,559
1,896,763	4.000	02/01/48	2,064,132
1,376,618	4.000	03/01/48	1,496,609
971,203	4.000	06/01/48	1,059,823
622,573	4.000	08/01/48	674,178
484,578	4.500	09/01/48	534,845
740,767	4.500	10/01/48	796,081
2,254,304	5.000	11/01/48	2,530,637
1,872,437	4.500	01/01/49	2,009,180
2,554,173	3.000	09/01/49	2,717,489
17,692	4.500	01/01/50	19,002
3,644,238	3.000	12/01/50	3,865,865

			24,776,338

UMBS, 30 Year, Single Family(h) – 5.5%
7,000,000	2.000	TBA - 30yr	7,072,838
4,000,000	3.000	TBA-30yr	4,170,001
13,000,000	2.500	TBA-30yr	13,411,327
3,000,000	4.500	TBA-30yr	3,231,325

			27,885,491

TOTAL FEDERAL AGENCIES			$ 133,322,020

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $156,230,289)			$ 159,902,532

Agency Debentures – 0.6%
Federal Farm Credit Banks Funding Corp.
$3,120,000	1.700%	04/23/35	$ 3,002,345
Israel Government AID Bond(i)
40,000	5.500	09/18/33	56,436

TOTAL AGENCY DEBENTURES (Cost $3,019,796)			$ 3,058,781

Asset-Backed Securities – 9.9%
Collateralized Loan Obligations – 7.8%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b)(d) (3M USD LIBOR + 1.300%)
$1,300,000	1.484%	01/15/33	$ 1,303,267
AMMC CLO 15 Ltd. Series 2014-15A, Class DRR(b)(d) (3M USD LIBOR + 3.400%)
750,000	3.584	01/15/32	750,001
Bain Capital Credit CLO Ltd. Series 2017-2A, Class AR2(b)(d) (3M USD LIBOR + 1.180%)
3,900,000	1.310	07/25/34	3,901,225
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A(b)(d)(3M USD LIBOR + 1.090%)
2,009,000	1.278	04/20/31	2,005,779
Cathedral Lake VII Ltd. Series 2021-7RA, Class C(b)(d) (3M USD LIBOR + 2.570%)
1,000,000	2.762	01/15/32	979,550

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b)(d) (3M USD LIBOR + 4.280%)
$1,000,000	4.472%	01/15/32	$ 980,725
CBAM Ltd. Series 2017-2A, Class AR(b)(d) (3M USD LIBOR + 1.190%)
2,000,000	1.280	07/17/34	2,004,082
Crown City CLO I Series 2020-1A, Class B(b)(d) (3M USD LIBOR + 3.030%)
1,000,000	3.218	07/20/30	998,971
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1(b)(d) (3M USD LIBOR + 1.860%)
2,350,000	2.048	07/20/31	2,358,335
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A(b)(d) (3M USD LIBOR + 1.450%)
1,675,000	1.636	11/30/32	1,681,402
ICG US CLO Ltd. Series 2017-1A, Class ARR(b)(d) (3M USD LIBOR + 1.170%)
1,300,000	1.266	07/28/34	1,300,537
KREF Ltd. Series 2018-FL1, Class A(b)(d) (1M USD LIBOR + 1.100%)
1,795,438	1.182	06/15/36	1,796,001
Magnetite XXIV Ltd. Series 2019-24A, Class A(b)(d) (3M USD LIBOR + 1.330%)
2,000,000	1.514	01/15/33	2,001,670
Marble Point CLO XIV Ltd. Series 2018-2A, Class A1R(b)(d) (3M USD LIBOR + 1.280%)
2,900,000	1.468	01/20/32	2,900,855
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	1.455	02/20/31	498,128
MidOcean Credit CLO VI Series 2016-6A, Class D1R(b)(d) (3M USD LIBOR + 3.520%)
800,000	3.712	04/20/33	790,256
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)(d)
244,614	2.966	07/25/59	253,236
Mountain View CLO LLC Series 2016-1A, Class AR(b)(d) (3M USD LIBOR + 1.360%)
1,200,000	1.546	04/14/33	1,202,318
Ozlm Ltd.Series 2015-14A, Class CRR(b)(d) (3M USD LIBOR + 3.390%)
1,300,000	3.516	07/15/34	1,274,000
Steele Creek CLO Ltd. Series 2019-1A, Class D(b)(d) (3M USD LIBOR + 4.100%)
1,350,000	4.284	04/15/32	1,349,984
TICP CLO VIII Ltd. Trust Series 2017-8A, Class A1(b)(d) (3M USD LIBOR + 1.230%)
2,000,000	1.418	10/20/30	2,000,640

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Trysail CLO Ltd. Series 2021-1A, Class A1(b)(d) (3M USD LIBOR + 1.320%)
$3,900,000	1.461%	07/20/32	$ 3,900,819
Wellfleet CLO X Ltd. Series 2019-XA, Class A1R(b)(d) (3M USD LIBOR + 1.170%)
2,375,000	1.344	07/20/32	2,375,625
Zais CLO Ltd. Series 2020-15A, Class A1(b)(d) (3M USD LIBOR + 2.555%)
1,275,000	2.739	07/28/30	1,276,096

			39,883,502

Home Equity(d) – 0.6%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1M USD LIBOR + 0.675%)
500,000	0.767	10/25/35	494,354
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
746	0.712	01/25/32	720
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
14,804	7.000	09/25/37	14,962
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	0.692	11/25/32	222
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
981,380	0.322	04/25/37	946,029
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.220%)
2,681,145	0.312	04/25/37	947,318
Soundview Home Loan Trust Series 2007-NS1, Class A3 (1M USD LIBOR + 0.200%)
471,704	0.292	01/25/37	464,484

			2,868,089

Student Loan(d) – 1.5%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
465,431	0.411	09/26/33	447,738
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
3,149,886	1.142	12/27/66	3,200,174
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,176,809	1.242	09/25/65	1,192,941
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
125,314	0.296	01/25/27	124,974

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(d) – (continued)
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
$749,229	0.316%		10/25/28	$ 745,502
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
618,830	0.506		01/25/22	606,746
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
176,761	0.926		04/25/23	174,648
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
400,192	1.826		07/25/22	403,169
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
672,693	1.876		07/25/23	679,051

				7,574,943

TOTAL ASSET-BACKED SECURITIES (Cost $49,963,607)				$ 50,326,534

Foreign Debt Obligations – 1.4%
Sovereign – 1.4%
Dominican Republic(b)
$150,000	4.500%		01/30/30	$ 153,075
200,000	5.875		01/30/60	199,287
Republic of Abu Dhabi(b)
480,000	3.875		04/16/50	554,040
Republic of Brazil
200,000	3.875		06/12/30	201,975
Republic of Colombia(a)
230,000	3.000		01/30/30	224,796
330,000	3.125		04/15/31	322,327
470,000	4.125		05/15/51	445,266
Republic of Ecuador(b)
41,572	0.000	(j)	07/31/30	22,956
34,740	0.500	(e)	07/31/30	29,790
Republic of Egypt(b)
200,000	4.550		11/20/23	207,475
620,000	8.875		05/29/50	667,972

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Indonesia
EUR	250,000	2.150	%(b)	07/18/24	$ 313,353
	$200,000	3.850		10/15/30	222,350
Republic of Nigeria
	370,000	7.875		02/16/32	397,126
Republic of Peru(a)
	20,000	2.780		12/01/60	17,823
	100,000	3.230		07/28/21	87,706
Republic of Qatar(b)
	200,000	4.400		04/16/50	243,500
Republic of Romania
EUR	20,000	2.875		03/11/29	26,284
	500,000	3.624	(b)	05/26/30	684,771
	$130,000	3.000	(b)	02/14/31	134,818
EUR	70,000	2.000	(b)	01/28/32	83,978
	80,000	3.375	(b)	01/28/50	101,233
	70,000	3.375		01/28/50	88,579
	$230,000	4.000	(b)	02/14/51	241,974
Republic of Turkey
	200,000	5.950		01/15/31	195,688
	200,000	5.875		06/26/31	194,438
Ukraine Government Bond(b)
	430,000	7.253		03/15/33	447,146
United Mexican States
	200,000	4.500		04/22/29	226,162
	624,000	3.771	(a)	05/24/61	580,437

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $6,976,236)					$ 7,316,325

Municipal Debt Obligations – 1.1%
California(a) – 0.3%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$ 358,050

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
California(a) – (continued)
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
$900,000	5.874%		06/01/40	$ 1,305,983

				1,664,033

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010(a)
115,000	6.630		02/01/35	143,628
730,000	7.350		07/01/35	943,042
Illinois State GO Bonds Taxable-Pension Series 2003
530,000	5.100		06/01/33	623,196

				1,709,866

New York(a) – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
800,000	5.175		11/15/49	1,079,973
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810		10/15/65	512,892

				1,592,865

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
250,000	6.270		02/15/50	352,407

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,172,381)				$ 5,319,171

U.S. Treasury Obligations – 7.1%
United States Treasury Bonds
$1,100,000	3.625%		02/15/44	$ 1,420,890
3,510,000	2.250		08/15/49	3,635,044
960,000	1.625	(k)	11/15/50	861,900
United States Treasury Notes
60,000	1.625		09/30/26	62,156
14,980,000	1.125		02/29/28	14,937,869
15,250,000	1.250	(k)	03/31/28	15,311,953

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,216,332)				$ 36,229,812

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(l) – 12.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
61,840,573	0.026%	$ 61,840,573
(Cost $61,840,573)

TOTAL INVESTMENTS – 111.9% (Cost $552,508,990)		$ 569,369,045

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.9)%		(60,413,913)

NET ASSETS – 100.0%		$ 508,955,132

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2021.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $72,500,441 which represents approximately 14.2% of the Fund’s net assets as of June 30, 2021.

(i)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $56,436, which represents approximately 0.0% of the Fund’s net assets as of June 30, 2021.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(l)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,731,107	USD	1,297,873	07/06/21	$416
	BRL	10,583,061	USD	2,037,192	07/02/21	90,073
	CAD	1,114,199	USD	895,879	09/15/21	2,929
	CNH	11,156,854	USD	1,713,454	09/15/21	2,048
	EUR	389,089	CZK	9,865,353	09/15/21	3,647
	EUR	376,976	HUF	130,980,336	09/15/21	6,326
	EUR	1,500,985	SEK	15,209,876	09/15/21	4,088
	GBP	294,873	EUR	342,250	09/15/21	1,502
	HUF	134,200,574	EUR	377,487	09/15/21	3,918
	HUF	27,834,690	USD	93,361	09/15/21	437
	IDR	22,908,527,706	USD	1,573,493	07/01/21	5,419
	JPY	56,908,854	EUR	426,253	09/15/21	6,358
	KRW	2,078,652,120	USD	1,832,872	09/15/21	6,098
	MXN	7,556,273	USD	366,049	09/15/21	9,359
	NOK	4,473,424	USD	517,124	09/15/21	2,591
	NZD	611,650	JPY	47,196,900	09/15/21	2,330
	NZD	325,364	USD	226,920	09/15/21	456
	PEN	1,473,768	USD	379,679	07/09/21	3,349
	RUB	115,522,089	USD	1,550,042	08/18/21	17,583
	RUB	38,653,538	USD	500,694	10/01/21	20,222
	TRY	12,110,547	USD	1,325,486	09/15/21	12,621
	USD	1,671,682	AUD	2,167,638	07/02/21	46,043
	USD	4,449,014	AUD	5,773,093	07/06/21	119,333
	USD	472,328	AUD	608,988	08/20/21	15,511
	USD	2,509,466	AUD	3,276,215	09/15/21	51,665
	USD	1,726,591	BRL	8,546,625	07/02/21	8,666
	USD	874,755	CAD	1,058,761	08/20/21	20,663
	USD	5,364,735	CAD	6,528,399	09/15/21	98,368
	USD	627,893	CHF	564,524	08/09/21	17,116
	USD	2,432,138	CHF	2,202,810	09/15/21	46,505
	USD	1,965,398	CLP	1,408,435,571	08/12/21	49,659
	USD	1,363,450	CNH	8,849,761	09/15/21	2,691
	USD	463,167	COP	1,684,133,408	07/22/21	14,904
	USD	11,753,894	EUR	9,848,186	07/01/21	76,151
	USD	15,633,384	EUR	13,065,743	09/10/21	117,857
	USD	17,953,620	EUR	14,912,416	09/15/21	243,184
	USD	5,725,159	GBP	4,030,341	08/05/21	149,425
	USD	1,801,703	GBP	1,286,497	09/15/21	21,783
	USD	3,522,953	IDR	51,011,377,354	07/01/21	7,122
	USD	778,802	ILS	2,524,595	09/17/21	3,713
	USD	1,211,528	JPY	132,557,571	08/26/21	17,772
	USD	9,537,417	JPY	1,049,760,543	09/15/21	82,019
	USD	2,325,677	KRW	2,592,733,975	09/15/21	31,902
	USD	1,534,356	NOK	12,708,971	08/09/21	58,015
	USD	2,644,655	NOK	22,053,160	09/15/21	82,558
	USD	1,370,915	NZD	1,934,109	09/15/21	19,292
	USD	4,999,853	SEK	41,701,485	08/04/21	125,529
	USD	5,996,692	SEK	49,673,398	09/15/21	188,263
	USD	1,737,260	SGD	2,303,086	07/02/21	24,547
	USD	1,988,859	SGD	2,670,940	09/15/21	2,609
	USD	919,490	THB	29,219,812	09/15/21	8,080
	USD	1,923,545	TRY	17,079,924	08/16/21	8,691
	USD	3,614,659	TRY	32,573,609	09/15/21	15,566
	USD	1,791,996	TWD	49,284,822	07/06/21	25,990
	USD	459,456	TWD	12,754,032	07/15/21	2,257
	USD	167,426	ZAR	2,348,987	08/31/21	4,199
	USD	1,256,323	ZAR	17,751,835	09/15/21	25,331
	ZAR	7,881,164	USD	545,076	09/15/21	1,439

TOTAL						$2,036,188

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,836,511	EUR	1,163,290	09/15/21	$(3,817)
	AUD	2,167,638	USD	1,671,364	07/02/21	(45,725)
	AUD	4,041,986	USD	3,116,072	07/06/21	(84,681)
	AUD	798,256	USD	619,122	08/20/21	(20,332)
	AUD	11,011,794	USD	8,387,159	09/15/21	(126,165)
	BRL	2,726,170	USD	551,175	07/02/21	(3,198)
	BRL	8,546,625	USD	1,721,097	08/03/21	(9,083)
	CAD	492,142	JPY	44,367,134	09/15/21	(2,619)
	CAD	1,011,000	USD	835,294	08/20/21	(19,730)
	CAD	4,832,628	USD	3,932,267	09/15/21	(33,854)
	CHF	234,653	USD	255,278	09/15/21	(1,150)
	CLP	1,506,108,868	USD	2,122,653	08/12/21	(74,061)
	CNH	3,029,062	USD	468,000	07/28/21	(661)
	CNH	15,055,731	USD	2,341,118	09/15/21	(26,116)
	COP	3,479,930,848	USD	944,753	07/22/21	(18,505)
	CZK	19,621,356	EUR	770,108	09/15/21	(2,789)
	CZK	49,304,309	USD	2,362,675	09/15/21	(71,482)
	EUR	772,940	GBP	664,851	09/15/21	(1,880)
	EUR	387,436	HUF	137,530,257	09/15/21	(3,323)
	EUR	367,582	JPY	49,115,621	09/15/21	(5,842)
	EUR	388,569	NOK	4,008,597	09/15/21	(4,236)
	EUR	376,692	SEK	3,838,381	09/15/21	(1,460)
	EUR	9,848,185	USD	11,747,653	07/01/21	(69,911)
	EUR	9,976,639	USD	11,937,218	09/10/21	(89,993)
	EUR	15,881,561	USD	19,256,333	09/15/21	(394,918)
	GBP	2,247,143	USD	3,176,389	08/05/21	(67,603)
	GBP	1,681,868	USD	2,375,859	09/15/21	(48,929)
	HUF	469,976,688	EUR	1,339,133	09/15/21	(6,652)
	HUF	398,601,389	USD	1,395,998	09/15/21	(52,778)
	IDR	60,429,418,557	USD	4,180,476	07/01/21	(15,531)
	IDR	9,315,753,005	USD	648,304	07/19/21	(9,815)
	IDR	9,473,912,194	USD	653,690	07/26/21	(5,059)
	IDR	6,652,825,708	USD	456,549	09/17/21	(4,090)
	ILS	1,966,305	USD	607,031	09/17/21	(3,345)
	INR	68,349,455	USD	918,182	07/29/21	(2,197)
	JPY	101,116,224	CAD	1,135,162	09/15/21	(4,945)
	JPY	164,632,535	USD	1,504,682	08/26/21	(22,073)
	JPY	254,463,516	USD	2,311,621	09/15/21	(19,620)
	KRW	1,553,381,655	USD	1,377,754	09/15/21	(3,488)
	MXN	58,236,426	USD	2,930,009	09/15/21	(36,735)
	NOK	28,217,972	EUR	2,770,678	09/15/21	(12,224)
	NOK	17,979,150	USD	2,156,844	09/15/21	(68,057)
	NZD	1,945,781	EUR	1,146,669	09/15/21	(2,040)
	NZD	6,006,308	USD	4,237,667	09/15/21	(40,249)
	PLN	3,343,520	EUR	746,116	09/15/21	(9,032)
	PLN	1,724,975	USD	456,950	09/15/21	(4,452)
	RUB	66,673,168	USD	913,749	08/18/21	(9,001)
	SEK	35,570,886	EUR	3,514,784	09/15/21	(14,874)
	SEK	39,781,000	USD	4,769,594	08/04/21	(119,748)
	SEK	16,631,395	USD	2,014,698	09/15/21	(69,949)
	SGD	4,359,616	USD	3,266,940	07/02/21	(24,867)
	SGD	2,325,568	USD	1,756,319	09/15/21	(26,905)
	THB	14,290,965	USD	457,489	09/15/21	(11,733)
	TRY	10,670,058	USD	1,195,465	09/15/21	(16,518)
	TWD	49,284,823	USD	1,781,442	07/06/21	(15,437)
	TWD	61,307,970	USD	2,221,579	07/15/21	(23,848)
	TWD	25,609,634	USD	920,300	07/23/21	(1,637)
	USD	1,754,356	AUD	2,340,223	09/15/21	(1,268)
	USD	935,628	BRL	4,762,607	07/02/21	(21,686)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	467,085	CNH	3,029,062	07/28/21	$(254)
	USD	563,193	COP	2,133,380,140	07/22/21	(4,645)
	USD	2,207,137	IDR	32,326,568,909	07/01/21	(20,890)
	USD	457,657	IDR	6,705,138,128	07/26/21	(1,409)
	USD	1,822,112	MXN	37,663,334	09/15/21	(49,060)
	USD	859,280	NZD	1,234,626	09/15/21	(3,520)
	USD	367,234	PEN	1,463,171	07/09/21	(13,040)
	USD	918,866	PLN	3,506,491	09/15/21	(963)
	USD	416,077	RUB	32,245,949	10/01/21	(18,487)
	USD	231,516	SEK	1,987,472	09/15/21	(884)
	USD	1,527,837	SGD	2,056,530	07/02/21	(1,522)
	USD	458,270	THB	14,780,505	09/15/21	(2,756)
	USD	366,341	TRY	3,328,114	09/15/21	(1,386)
	USD	1,375,781	TWD	38,480,589	07/15/21	(3,647)
	USD	1,707,398	TWD	47,670,552	07/26/21	(3,064)
	USD	920,487	ZAR	13,413,263	09/15/21	(9,649)
	ZAR	49,518,379	USD	3,572,816	09/15/21	(138,988)

TOTAL						$(2,186,080)

FORWARD SALES CONTRACTS — At June 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	07/22/19	$(2,000,000)	$(2,111,520)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	07/14/21	(3,000,000)	(3,194,296)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	07/30/21	(2,000,000)	(2,151,717)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	08/12/21	(3,000,000)	(3,196,875)

TOTAL ((Proceeds Receivable: $10,695,078))					$(10,654,408)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	230	09/21/21	$44,318,125	$1,467,566
2 Year U.S. Treasury Notes	226	09/30/21	49,792,390	(78,696)
20 Year U.S. Treasury Bonds	183	09/21/21	29,417,250	668,321
10 Year U.S. Treasury Notes	407	09/21/21	53,927,500	177,793

Total				$2,234,984

Short position contracts:
Australian 10 Year Government Bonds	(12)	09/15/21	(1,270,616)	(912)
Euro Buxl 30 Year Bonds	(1)	09/08/21	(240,992)	46
Ultra 10 Year U.S. Treasury Notes	(128)	09/21/21	(18,842,000)	(271,477)
5 Year German Euro-Bobl	(6)	09/08/21	(954,410)	(152)
5 Year U.S. Treasury Notes	(215)	09/30/21	(26,537,383)	55,344
10 Year German Euro-Bund	(3)	09/08/21	(614,017)	718

Total				$(216,433)

TOTAL FUTURES CONTRACTS				$2,018,551

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250%(b)	3M WIBOR(c)	12/16/21	PLN	18,330	$(6,273)	$(425)	$(5,848)
1M BID Avg(c)	3.390%(b)	01/03/22		12,550	(22,715)	—	(22,715)
1M BID Avg(c)	4.120(b)	01/03/22		6,500	15,890	15,908	(18)
5.800(c)	1M BID Avg(c)	01/02/23		9,300	15,054	8,221	6,833
1M BID Avg(d)	4.230(d)	01/02/23		4,200	(20,634)	(37,539)	16,905
3M AUDOR(c)	0.190(c)	02/22/23	AUD	90,060	(56,883)	(1,072,108)	1,015,225
6M CDOR(f)	0.804(f)	02/28/23	CAD	107,340	(69,776)	15,673	(85,449)
6M CDOR(f)	0.750(f)	03/01/23		172,780	(189,547)	(45,404)	(144,143)
0.275(f)	3M LIBOR(c)	03/03/23		$139,780	70,281	29,992	40,289
(0.430)(g)	6M EURO(f)	05/17/23	EUR	2,550	42	239	(197)
6M CDOR(f)	1.100(f)	06/15/23	CAD	57,340	(3,220)	1,828	(5,048)
0.450(f)	3M LIBOR(c)	06/15/23		$45,890	(1,096)	(697)	(399)
4.000(c)	3M JIBAR(c)	06/16/23	ZAR	—	—	5	(5)
5.600(d)	Mexico IB TIIE 28D(d)	09/13/23		77,660	50,888	(1,028)	51,916
6M EURO(f)	0.000(g)	09/15/23	EUR	2,950	(4,330)	(3,559)	(771)
3M CNY(c)	2.500(c)	09/15/23	CNY	8,730	(2,504)	(934)	(1,570)
1.250(c)	3M KWCDC(c)	09/15/23	KRW	10,596,430	32,886	8,436	24,450
0.843(g)	6M WIBOR(f)	09/15/23	PLN	21,200	12,513	(565)	13,078
6M CDOR(f)	0.700(f)	11/18/23	CAD	27,520	(151,744)	(502,625)	350,881
1M BID Avg(b)	4.930(b)	01/02/24		1,840	(11,810)	(801)	(11,009)
1M BID Avg(b)	7.370(b)	01/02/24		11,725	1,637	10,088	(8,451)
3M AUDOR(c)	0.500(c)	01/25/24	AUD	42,340	(71,282)	(13,326)	(57,956)
3M AUDOR(c)	0.500(c)	02/24/24		24,470	(8,455)	60,584	(69,039)
0.486(c)	3M AUDOR(c)	06/29/24		8,070	(1,045)	299	(1,344)
1M LIBOR + 0.090%(c)	3M LIBOR(c)	07/25/24		$41,260	1,469	13,848	(12,379)
3M LIBOR(c)	0.250(f)	09/15/24		2,530	(30,129)	(24,608)	(5,521)
6M CDOR(f)	0.750(f)	09/15/24	CAD	10,160	(107,044)	(76,589)	(30,455)
0.400(c)	3M AUDOR(c)	09/15/24	AUD	14,200	52,482	(17,052)	69,534
6.320(b)	1M BID Avg(b)	01/02/25		6,086	36,500	(13,397)	49,898
6M WIBOR(f)	0.750(g)	12/16/25	PLN	3,690	(21,573)	(696)	(20,877)
1.550(f)	6M AUDOR(f)	02/23/26	AUD	5,070	(10,043)	(39,805)	29,762
6M EURO(f)	(0.160)(g)	05/17/26	EUR	3,200	8,004	(1,406)	9,410
Mexico IB TIIE 28D(d)	6.300(d)	09/09/26		3,880	(3,519)	68	(3,587)
6M GBP(g)	0.000(g)	09/15/26	GBP	26,150	(894,102)	(929,993)	35,891
3M STIBOR(c)	0.500(g)	09/15/26	SEK	194,030	96,170	132,377	(36,207)
6M AUDOR(f)	1.000(f)	09/15/26	AUD	18,520	2,265	59,407	(57,142)
6M CDOR(f)	1.000(f)	09/15/26	CAD	6,320	(128,051)	(109,319)	(18,732)
3M NZDOR(c)	1.250(f)	09/15/26	NZD	8,530	(51,017)	(39,537)	(11,480)
6M NIBOR(f)	1.500(g)	09/15/26	NOK	81,650	(14,091)	(55,814)	41,723
1.500(c)	3M KWCDC(c)	09/15/26	KRW	861,080	7,162	3,873	3,289
0.500(c)	3M LIBOR(c)	09/15/26		$500	12,808	13,482	(674)
3M JIBAR(c)	5.800(c)	09/15/26	ZAR	12,660	(15,023)	10	(15,033)
0.000(g)	6M CHFOR(f)	09/15/26	CHF	4,330	36,836	9,963	26,873
0.000(f)	6M EURO(f)	09/15/26	EUR	36,680	380,313	337,434	42,879
0.000(f)	6M JYOR(f)	09/15/26	JPY	3,545,570	(9,756)	(15,727)	5,971
1.750(g)	6M WIBOR(f)	09/15/26	PLN	3,575	(11,066)	(2,380)	(8,686)
8.495(b)	1M BID Avg(b)	01/04/27		7,200	(17,652)	(12,012)	(5,640)
6M EURO(f)	(0.105)(g)	02/16/27	EUR	3,820	15,196	13,421	1,775
0.250(f)	6M JYOR(f)	03/19/30	JPY	696,973	(44,483)	(40,564)	(3,919)
6M EURO(f)	0.050(g)	05/21/30	EUR	21,290	(333,900)	(825,349)	491,449
6M AUDOR(f)	1.240(f)	10/28/30	AUD	8,930	(297,716)	(522,209)	224,493
1.240(g)	6M NIBOR(f)	10/29/30	NOK	72,390	239,179	(613,858)	853,037
6M AUDOR(f)	1.710(f)	01/21/31	AUD	11,060	(201,062)	(327,323)	126,261
1.000(g)	6M GBP(g)	01/26/31	GBP	6,880	(28,550)	25,833	(54,383)
1.000(g)	6M GBP(g)	02/10/31		8,640	(34,533)	15,052	(49,585)
6M EURO(f)	0.500(g)	02/12/31	EUR	11,510	62,016	121,155	(59,139)
6M AUDOR(f)	2.500(f)	02/24/31	AUD	4,940	42,671	(135,573)	178,244
3M LIBOR(c)	2.209(f)	02/25/31		$13,580	187,291	(71,134)	258,425
3M STIBOR(c)	1.272(g)	05/11/31	SEK	49,43	37,616	(8,323)	45,939
2.130(g)	6M NIBOR(f)	05/11/31	NOK	46,090	(57,888)	8,879	(66,767)
0.250(g)	6M EURO(f)	05/17/31	EUR	1,430	(14,998)	1,310	(16,308)
3M JIBAR(c)	7.750(c)	06/16/31	ZAR	—	—	—	—

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.926%(g)	6M NIBOR(f)	06/29/31	NOK	14,730	$(2,854)	$26	$(2,880)
Mexico IB TIIE 28D(d)	6.860%(d)	09/03/31		11,630	(9,725)	(3,143)	(6,582)
6M EURO(f)	0.000(g)	09/15/31	EUR	90	(4,182)	(4,154)	(28)
3M LIBOR(c)	1.000(f)	09/15/31		$8,900	(395,782)	(408,037)	12,255
3M STIBOR(c)	1.000(g)	09/15/31	SEK	39,370	96,347	84,858	11,489
6M CDOR(f)	1.250(f)	09/15/31	CAD	9,080	(430,591)	(447,404)	16,813
6M AUDOR(f)	2.000(f)	09/15/31	AUD	4,470	116,779	137,807	(21,028)
0.250(g)	6M GBP(g)	09/15/31	GBP	17,030	1,097,231	1,176,195	(78,964)
0.000(f)	6M JYOR(f)	09/15/31	JPY	2,395,560	200,802	216,140	(15,338)
2.000(g)	6M NIBOR(f)	09/15/31	NOK	42,420	(134,701)	(98,355)	(36,346)
6M EURO(f)	0.500(g)	09/16/31	EUR	11,970	8,000	11,854	(3,854)
3M NZDOR(c)	3.000(f)	09/16/31	NZD	1,910	32,283	7,650	24,633
2.500(f)	3M LIBOR(c)	09/17/31		$11,420	(289,698)	(286,040)	(3,658)
2.431(f)	3M LIBOR(c)	02/25/36		16,730	(247,738)	37,338	(285,076)
0.260(g)	6M EURO(f)	05/21/40	EUR	11,490	800,195	(230,674)	1,030,869
2.750(f)	6M AUDOR(f)	02/24/41	AUD	1,560	(24,143)	(30,091)	5,948
0.000(g)	6M EURO(f)	09/15/41	EUR	130	14,932	15,392	(460)
6M CDOR(f)	1.750(f)	09/15/51	CAD	5,460	(494,348)	(626,993)	132,645
1.250(f)	3M LIBOR(c)	09/15/51		$4,150	529,094	703,696	(174,602)
0.000(g)	6M EURO(f)	09/15/51	EUR	210	34,795	35,615	(820)
0.250(f)	6M JYOR(f)	09/15/51	JPY	309,490	208,269	205,873	2,396

TOTAL					$(425,376)	$(4,156,741)	$3,731,366

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

(b)	Payments made at maturity.

(c)	Payments made at quarterly.

(d)	Payments made at monthly.

(f)	Payments made semi-annually.

(g)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund		Credit Spread at June 30, 2021(a)	Counterparty	Termination Date	Notional Amount (000s)	Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000	)%(b)	0.074%	Barclays Bank PLC	12/20/21	$690	$(3,279)	$(259)	$(3,020)
People’s Republic of China, 7.500%, 10/28/27	(1.000	)(b)	0.082	Citibank NA	06/20/22	80	(748)	(235)	(513)
People’s Republic of China, 7.500%, 10/28/27	(1.000	)(b)	0.082	JPMorgan Securities, Inc.	06/20/22	140	(1,308)	(297)	(1,011)
Protection Sold:
Markit CMBX Series 11	3.000	(c)	3.623	Citibank NA	11/18/54	900	(30,206)	(138,434)	108,228
Markit CMBX Series 8	3.000	(c)	7.914	Citibank NA	10/17/57	1,250	(171,536)	(193,155)	21,619

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund		Credit Spread at June 30, 2021(a)	Counterparty	Termination Date	Notional Amount (000s)	Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold: (continued)
Markit CMBX Series 8	3.000	%(c)	7.914%	Citibank NA	10/17/57	$700	$(97,869)	$(189,646)	$91,777
Markit CMBX Series 11	3.000	(c)	3.623	JPMorgan Securities, Inc.	11/18/54	350	(11,776)	(106,191)	94,415
Markit CMBX Series 10	3.000	(c)	4.922	MS & Co. Int. PLC	11/17/59	600	(52,575)	(112,040)	59,465
Markit CMBX Series 11	3.000	(c)	3.623	MS & Co. Int. PLC	11/18/54	1,000	(33,563)	(278,522)	244,959

TOTAL							$(402,860)	$(1,018,779)	$615,919

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made quarterly.

(c)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEB	(1.000)%	0.468%	06/20/26	EUR	7,875	$(251,590)	$(210,414)	$(41,176)
Protection Sold:
CDX.NA.EM Index 35	1.000	1.549	06/20/26		$9,050	(232,746)	(327,543)	94,797
CDX.NA.IG Index 28	1.000	0.218	06/20/22		11,100	88,771	74,435	14,336
CDX.NA.IG Index 34	1.000	0.245	06/20/23		7,575	115,594	63,862	51,732
General Electric Company, 2.700%, 10/09/22	1.000	0.715	06/20/26		1,525	21,631	20,661	970
ICE CD ITXEB	5.000	2.320	06/20/26	EUR	2,400	357,769	292,661	65,108
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.283	06/20/24		$825	17,943	8,274	9,669
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.382	06/20/24		2,430	45,521	4,455	41,066
State of Qatar, 9.750%, 06/15/30	1.000	0.204	06/20/24		210	5,076	2,728	2,348
State of Qatar, 9.750%, 06/15/30	1.000	0.253	12/20/24		100	2,638	1,465	1,173
The Boeing Co., 8.750%, 08/15/21	1.000	0.879	06/20/24		500	1,938	6,448	(4,510)

TOTAL						$172,545	$(62,968)	$235,513

(a)	Payments made quarterly

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	BofA Securities LLC	0.632%	12/23/2021	15,520,000	$15,520,000	$37,822	$43,388	$(5,566)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	31,720,000	31,720,000	159,311	229,043	(69,732)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	9,580,000	9,580,000	71,916	85,477	(13,561)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,200,000	10,200,000	33,532	103,239	(69,707)

				67,020,000	$67,020,000	$302,581	$461,147	$(158,566)

Puts
3M IRS	Citibank NA	0.165	08/20/2021	9,810,000	9,810,000	11,923	44,382	(32,459)
6M IRS	Citibank NA	1.110	11/15/2021	3,150,000	3,150,000	22,049	30,492	(8,443)
3M IRS	JPMorgan Securities, Inc.	0.670	07/06/2021	890,000	890,000	32	12,310	(12,278)
6M IRS	JPMorgan Securities, Inc.	0.750	08/10/2021	18,970,000	18,970,000	234,365	96,747	137,618
3M IRS	MS & Co. Int. PLC	0.650	07/07/2021	174,260,000	174,260,000	2	15,305	(15,303)
3M IRS	UBS AG (London)	0.165	08/19/2021	5,430,000	5,430,000	6,420	25,780	(19,360)
6M IRS	UBS AG (London)	1.195	11/18/2021	2,140,000	2,140,000	12,167	15,301	(3,134)

				214,650,000	$214,650,000	$286,958	$240,317	$46,641

Total purchased option contracts				281,670,000	$281,670,000	$589,539	$701,464	$(111,925)

Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297	12/23/2021	(5,040,000)	(5,040,000)	(47,338)	(43,382)	(3,956)
1M IRS	Citibank NA	0.080	07/14/2021	(3,350,000)	(3,350,000)	(6,139)	(15,086)	8,947
1M IRS	Citibank NA	0.134	07/07/2021	(3,350,000)	(3,350,000)	(15,011)	(15,973)	962
1M IRS	Citibank NA	1.583	07/01/2021	(3,780,000)	(3,780,000)	(54,941)	(28,917)	(26,024)
1Y IRS	Citibank NA	0.105	02/14/2022	(4,610,000)	(4,610,000)	(40,211)	(40,113)	(98)
6M IRS	Citibank NA	0.856	11/22/2021	(36,370,000)	(36,370,000)	(110,449)	(125,477)	15,028
1M IRS	Deutsche Bank AG (London)	1.472	07/19/2021	(3,780,000)	(3,780,000)	(28,744)	(28,728)	(16)
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(47,580,000)	(47,580,000)	(120,320)	(190,971)	70,651
1M IRS	JPMorgan Securities, Inc.	0.096	07/21/2021	(3,350,000)	(3,350,000)	(10,728)	(17,787)	7,059
1Y IRS	JPMorgan Securities, Inc.	0.105	02/14/2022	(4,610,000)	(4,610,000)	(40,211)	(41,840)	1,629
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(5,050,000)	(5,050,000)	(78,769)	(85,518)	6,749
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	(36,658)	(103,884)	67,226
1M IRS	MS & Co. Int. PLC	1.478	07/26/2021	(3,780,000)	(3,780,000)	(32,874)	(27,405)	(5,469)
1M IRS	MS & Co. Int. PLC	1.565	07/07/2021	(3,780,000)	(3,780,000)	(49,560)	(24,948)	(24,612)
1M IRS	UBS AG (London)	0.129	07/28/2021	(3,350,000)	(3,350,000)	(20,015)	(16,279)	(3,736)

				(133,780,000)	$(133,780,000)	$(691,968)	$(806,308)	$114,340

Puts
1M IRS	Citibank NA	0.080	07/14/2021	(3,350,000)	(3,350,000)	(17,594)	(15,086)	(2,508)
1M IRS	Citibank NA	0.134	07/07/2021	(3,350,000)	(3,350,000)	(3,724)	(15,973)	12,249
1M IRS	Citibank NA	1.583	07/01/2021	(3,780,000)	(3,780,000)	(3)	(28,917)	28,914
1Y IRS	Citibank NA	0.105	02/14/2022	(4,610,000)	(4,610,000)	(22,057)	(43,667)	21,610
3M IRS	Citibank NA	0.021	08/20/2021	(9,810,000)	(9,810,000)	(3,721)	(17,993)	14,272
3M IRS	Citibank NA	0.093	08/20/2021	(9,810,000)	(9,810,000)	(6,328)	(26,389)	20,061
3M IRS	Citibank NA	2.402	07/06/2021	(960,000)	(960,000)	—	(12,768)	12,768
1M IRS	Deutsche Bank AG (London)	1.472	07/19/2021	(3,780,000)	(3,780,000)	(16,382)	(28,728)	12,346
1M IRS	JPMorgan Securities, Inc.	0.096	07/21/2021	(3,350,000)	(3,350,000)	(16,729)	(17,787)	1,058
1Y IRS	JPMorgan Securities, Inc.	0.105	02/14/2022	(4,610,000)	(4,610,000)	(22,057)	(41,840)	19,783
6M IRS	JPMorgan Securities, Inc.	0.878	08/10/2021	(18,970,000)	(18,970,000)	(138,202)	(58,807)	(79,395)
6M IRS	JPMorgan Securities, Inc.	1.006	08/10/2021	(18,970,000)	(18,970,000)	(69,977)	(37,940)	(32,037)
1M IRS	MS & Co. Int. PLC	1.478	07/26/2021	(3,780,000)	(3,780,000)	(19,806)	(27,405)	7,599
1M IRS	MS & Co. Int. PLC	1.565	07/07/2021	(3,780,000)	(3,780,000)	(1,468)	(24,948)	23,480
3M IRS	MS & Co. Int. PLC	2.350	07/07/2021	(970,000)	(970,000)	—	(16,684)	16,684
6M IRS	MS & Co. Int. PLC	0.075	11/18/2021	(3,070,000)	(3,070,000)	(7,068)	(15,766)	8,698
1M IRS	UBS AG (London)	0.129	07/28/2021	(3,350,000)	(3,350,000)	(13,680)	(16,279)	2,599
3M IRS	UBS AG (London)	0.022	08/19/2021	(5,430,000)	(5,430,000)	(1,993)	(9,915)	7,922
3M IRS	UBS AG (London)	0.094	08/19/2021	(5,430,000)	(5,430,000)	(3,396)	(15,864)	12,468
6M IRS	UBS AG (London)	0.145	11/15/2021	(4,530,000)	(4,530,000)	(14,607)	(31,205)	16,598

				(115,690,000)	$(115,690,000)	$(378,792)	$(503,961)	$125,169

Total written option contracts				(249,470,000)	$(249,470,000)	$(1,070,760)	$(1,310,269)	$239,509

TOTAL				32,200,000	$32,200,000	$(481,221)	$(608,805)	$127,584

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call AUD/Put USD	BofA Securities LLC	$0.783	07/02/2021	4,702,000	$4,702,000	$4	$18,074	$(18,070)

Puts
Put USD/Call TWD	BNP Paribas SA	27.200	07/02/2021	3,739,000	3,739,000	4	13,498	(13,494)
Put USD/Call TWD	UBS AG (London)	27.720	07/22/2021	3,670,000	3,670,000	6,672	9,046	(2,374)
Put USD/Call RUB	Barclays Bank PLC	72.350	09/30/2021	1,778,000	1,778,000	18,708	19,512	(804)

				9,187,000	$9,187,000	$25,384	$42,056	$(16,672)

Total purchased option contracts				13,889,000	$13,889,000	$25,388	$60,130	$(34,742)

Written option contracts
Calls
Call EUR/Put AUD	Barclays Bank PLC	1.605	07/02/2021	(764,000)	(764,000)	(9)	(2,269)	2,260
Call EUR/Put NZD	Barclays Bank PLC	1.710	07/02/2021	(764,000)	(764,000)	(115)	(2,558)	2,443
Call USD/Put ZAR	Deutsche Bank AG (London)	15.500	08/27/2021	(1,880,000)	(1,880,000)	(9,770)	(11,532)	1,762
Call USD/Put TWD	UBS AG (London)	28.180	07/22/2021	(3,670,000)	(3,670,000)	(3,494)	(7,472)	3,978

				(7,078,000)	$(7,078,000)	$(13,388)	$(23,831)	$10,443

Puts
Put USD/Call RUB	JPMorgan Securities, Inc.	72.350	09/30/2021	(1,778,000)	(1,778,000)	(18,708)	(24,634)	5,926
Put EUR/Call AUD	Barclays Bank PLC	1.560	07/02/2021	(764,000)	(764,000)	(14)	(2,894)	2,880
Put EUR/Call NZD	Barclays Bank PLC	1.660	07/02/2021	(764,000)	(764,000)	(1)	(2,474)	2,473

				(3,306,000)	$(3,306,000)	$(18,723)	$(30,002)	$11,279

Total written option contracts				(10,384,000)	$(10,384,000)	$(32,111)	$(53,833)	$21,722

TOTAL				3,505,000	$3,505,000	$(6,723)	$6,297	$(13,020)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
3M IRS	— 3 Month Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
3Y IRS	— 3 Year Interest Rate Swaptions
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.EM Index 35	— CDX North America Emerging Markets Index 35
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 39.4%
Aerospace & Defense – 0.7%
Northrop Grumman Corp.(a)
$1,925,000	2.930%		01/15/25	$ 2,052,377
2,750,000	3.250		01/15/28	3,001,267
105,000	4.030		10/15/47	124,721
Raytheon Technologies Corp.
1,775,000	3.950	(a)	08/16/25	1,973,818
775,000	4.125	(a)	11/16/28	892,630
800,000	5.700		04/15/40	1,110,768
350,000	4.050	(a)	05/04/47	411,366
200,000	4.625	(a)	11/16/48	256,812
The Boeing Co.(a)
1,575,000	3.450		11/01/28	1,680,635
300,000	3.250		02/01/35	304,962
275,000	3.375		06/15/46	264,921
100,000	3.625		03/01/48	99,730
100,000	3.850		11/01/48	103,184
2,725,000	5.805		05/01/50	3,676,815

				15,954,006

Agriculture(a) – 0.2%
BAT Capital Corp.
1,685,000	3.222		08/15/24	1,789,908
2,550,000	2.259		03/25/28	2,535,618
425,000	4.758		09/06/49	459,939

				4,785,465

Automotive – 0.5%
Ford Motor Credit Co. LLC
1,200,000	5.875		08/02/21	1,204,492
General Motors Co.
1,425,000	5.400		10/02/23	1,568,725
550,000	4.000		04/01/25	604,340
200,000	5.950	(a)	04/01/49	272,296
General Motors Financial Co., Inc.(a)
3,200,000	1.500		06/10/26	3,183,136
675,000	4.300		07/13/25	746,219
300,000	5.650		01/17/29	365,643
2,825,000	2.350		01/08/31	2,786,806

				10,731,657

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 9.4%
ABN AMRO Bank NV(a)(b)(g) (-1x 5 Year EUR Swap + 4.674%)
EUR	1,600,000	4.375%		12/31/99	$ 2,054,156
Banco Santander SA
	$2,400,000	2.746		05/28/25	2,528,880
	400,000	4.250		04/11/27	450,900
	800,000	3.306		06/27/29	868,912
	800,000	2.749		12/03/30	792,872
Bank of America Corp.
	4,810,000	4.200		08/26/24	5,279,456
	5,000,000	4.183	(a)	11/25/27	5,598,400
	350,000	6.110		01/29/37	480,323
(3M USD LIBOR + 0.990%)
	225,000	2.496	(a)(b)	02/13/31	230,049
(3M USD LIBOR + 1.190%)
	1,325,000	2.884	(a)(b)	10/22/30	1,394,841
(3M USD LIBOR + 1.370%)
	1,550,000	3.593	(a)(b)	07/21/28	1,704,969
(SOFR + 1.370%)
	5,725,000	1.922	(a)(b)	10/24/31	5,580,043
(SOFR + 1.530%)
	3,725,000	1.898	(a)(b)	07/23/31	3,614,479
(SOFR + 2.150%)
	5,225,000	2.592	(a)(b)	04/29/31	5,378,667
Barclays PLC(a)(b)
(3M USD LIBOR + 1.400%)
	2,725,000	4.610		02/15/23	2,794,079
(SOFR + 2.714%)
	2,600,000	2.852		05/07/26	2,746,458
BNP Paribas SA(c)
	3,825,000	3.500		03/01/23	4,012,501
	900,000	3.375		01/09/25	966,798
(5 Year USD Swap + 4.149%)
	650,000	6.625	(a)(b)	12/31/99	712,186
(SOFR + 1.004%)
	3,025,000	1.323	(a)(b)	01/13/27	2,987,490
(SOFR + 2.074%)
	1,325,000	2.219	(a)(b)	06/09/26	1,366,141
BPCE SA(c)
	2,250,000	4.000		09/12/23	2,413,507
	1,150,000	4.625		09/12/28	1,342,671
(SOFR + 1.312%)
	1,650,000	2.277	(a)(b)	01/20/32	1,617,974
(SOFR + 1.520%)
	1,675,000	1.652	(a)(b)	10/06/26	1,681,867

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Capital One NA(a)
	$1,700,000	2.650%		08/08/22	$ 1,739,950
CIT Bank NA(a)(b) (SOFR + 1.715%)
	1,500,000	2.969		09/27/25	1,574,730
CIT Group, Inc.(a)
	224,000	4.750		02/16/24	242,480
Citigroup, Inc.
	2,595,000	3.500		05/15/23	2,735,234
	2,500,000	4.600		03/09/26	2,847,700
	3,175,000	3.400		05/01/26	3,470,497
	2,450,000	4.450		09/29/27	2,798,145
	4,925,000	4.125		07/25/28	5,553,824
(3M USD LIBOR + 1.023%)
	1,795,000	4.044	(a)(b)	06/01/24	1,912,644
(SOFR + 1.422%)
	1,375,000	2.976	(a)(b)	11/05/30	1,458,490
Credit Agricole SA(c)
	1,050,000	3.250		10/04/24	1,125,327
(5 Year USD Swap + 4.319%)
	600,000	6.875	(a)(b)	12/31/99	672,630
(SOFR + 1.676%)
	1,275,000	1.907	(a)(b)	06/16/26	1,299,467
Credit Suisse AG
	1,175,000	2.950		04/09/25	1,259,095
Credit Suisse Group AG
	683,000	4.550		04/17/26	772,944
	1,400,000	4.282	(a)(c)	01/09/28	1,557,836
(3M USD LIBOR + 1.410%)
	1,675,000	3.869	(a)(b)(c)	01/12/29	1,843,304
(SOFR + 1.730%)
	1,545,000	3.091	(a)(b)(c)	05/14/32	1,591,906
(SOFR + 3.730%)
	1,925,000	4.194	(a)(b)(c)	04/01/31	2,163,315
Deutsche Bank AG(a)(b)
(SOFR + 1.718%)
	2,095,000	3.035		05/28/32	2,131,034
(SOFR + 1.870%)
	1,725,000	2.129		11/24/26	1,751,599
(SOFR + 2.159%)
	1,075,000	2.222		09/18/24	1,103,853
Erste Group Bank AG(a)(b) (5 Year EUR Swap + 6.204%)
EUR	1,600,000	6.500		12/31/99	2,127,236

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Fifth Third Bancorp(a)
$1,235,000	2.375%		01/28/25	$ 1,294,231
HSBC Holdings PLC
600,000	4.950		03/31/30	724,116
(3M USD LIBOR + 1.000%)
850,000	1.155	(a)(b)	05/18/24	861,076
(3M USD LIBOR + 1.055%)
1,200,000	3.262	(a)(b)	03/13/23	1,224,228
(3M USD LIBOR + 1.211%)
1,625,000	3.803	(a)(b)	03/11/25	1,747,314
(SOFR + 1.538%)
3,625,000	1.645	(a)(b)	04/18/26	3,673,466
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,803,750
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
3,400,000	1.400		07/01/26	3,411,560
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 0.730%)
640,000	3.559		04/23/24	674,886
(3M USD LIBOR + 0.890%)
650,000	3.797		07/23/24	692,042
(3M USD LIBOR + 0.945%)
1,400,000	3.509		01/23/29	1,542,450
(3M USD LIBOR + 1.000%)
3,025,000	4.023		12/05/24	3,264,882
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,533,144
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	2,386,005
(3M USD LIBOR + 1.360%)
800,000	3.882		07/24/38	921,232
(3M USD LIBOR + 3.800%)
2,250,000	3.976		12/29/49	2,256,165
(SOFR + 2.040%)
100,000	2.522		04/22/31	102,772
(SOFR + 2.515%)
925,000	2.956		05/13/31	972,166
(SOFR + 3.125%)
2,350,000	4.600		12/31/99	2,433,166
(SOFR + 3.790%)
275,000	4.493		03/24/31	325,927
Macquarie Bank Ltd.(a)(b)(c) (5 year CMT + 1.700%)
2,550,000	3.052		03/03/36	2,538,831
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
1,900,000	1.340		01/12/27	1,882,425
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	1,935,671
Morgan Stanley, Inc.
2,200,000	4.875		11/01/22	2,327,578
525,000	3.875		04/29/24	570,770
3,300,000	3.700		10/23/24	3,598,155

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
$700,000	4.000%		07/23/25	$ 779,408
4,000,000	3.950		04/23/27	4,468,320
(3M USD LIBOR + 0.847%)
550,000	3.737	(a)(b)	04/24/24	581,559
(3M USD LIBOR + 1.628%)
325,000	4.431	(a)(b)	01/23/30	381,118
(SOFR + 0.720%)
5,100,000	0.985	(a)(b)	12/10/26	5,024,418
(SOFR + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,525,066
(SOFR + 1.143%)
8,575,000	2.699	(a)(b)	01/22/31	8,982,312
(SOFR + 1.152%)
1,050,000	2.720	(a)(b)	07/22/25	1,105,430
(SOFR + 3.120%)
1,325,000	3.622	(a)(b)	04/01/31	1,479,946
Natwest Group PLC
1,336,000	3.875		09/12/23	1,427,182
(3M USD LIBOR + 1.480%)
1,883,000	3.498	(a)(b)	05/15/23	1,931,619
(3M USD LIBOR + 1.550%)
2,100,000	4.519	(a)(b)	06/25/24	2,254,434
(3M USD LIBOR + 1.762%)
400,000	4.269	(a)(b)	03/22/25	434,040
(5 Year CMT + 2.100%)
500,000	3.754	(a)(b)	11/01/29	531,250
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
3,008,000	4.247		01/20/23	3,068,371
State Street Corp.(a)(b) (SOFR + 2.650%)
100,000	3.152		03/30/31	109,588
Truist Bank(a)
1,250,000	2.250		03/11/30	1,267,788
UBS Group AG(c)
2,550,000	4.125		09/24/25	2,843,122
Wells Fargo & Co.
1,135,000	3.750	(a)	01/24/24	1,220,693
2,700,000	3.000		10/23/26	2,911,221
4,150,000	4.300		07/22/27	4,729,008
Westpac Banking Corp.(a)(b) (5 Year CMT + 2.000%)
700,000	4.110		07/24/34	768,320

				196,854,080

Beverages – 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
850,000	4.700		02/01/36	1,042,500
6,675,000	4.900		02/01/46	8,443,274

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc.
$1,200,000	4.750	%(a)	01/23/29	$ 1,429,344
400,000	4.950		01/15/42	504,516
3,275,000	4.600	(a)	04/15/48	4,003,949
350,000	5.550	(a)	01/23/49	481,236
925,000	4.500	(a)	06/01/50	1,127,936
Bacardi Ltd.(a)(c)
1,500,000	5.300		05/15/48	1,949,565
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,552,856
625,000	3.700		12/06/26	695,225
1,075,000	3.600		02/15/28	1,192,057
1,425,000	3.150		08/01/29	1,531,718
Keurig Dr Pepper, Inc.(a)
704,000	4.057		05/25/23	750,380
225,000	5.085		05/25/48	297,709

				25,002,265

Biotechnology(a)(c) – 0.1%
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,462,492

Building Materials(a) – 0.5%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,531,836
1,750,000	2.722		02/15/30	1,814,313
Martin Marietta Materials, Inc.
4,475,000	3.200		07/15/51	4,469,227
Masco Corp.
1,300,000	1.500		02/15/28	1,267,799

				11,083,175

Chemicals – 0.7%
DuPont de Nemours, Inc.(a)
925,000	4.205		11/15/23	1,001,424
975,000	4.493		11/15/25	1,108,439
75,000	5.419		11/15/48	104,155
Ecolab, Inc.
133,000	5.500		12/08/41	185,394
231,000	3.950	(a)	12/01/47	278,842

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Huntsman International LLC(a)
$850,000	4.500%		05/01/29	$ 966,686
950,000	2.950		06/15/31	961,535
International Flavors & Fragrances, Inc.(a)(c)
2,300,000	1.832		10/15/27	2,295,607
4,025,000	2.300		11/01/30	4,003,144
950,000	3.268		11/15/40	975,175
The Sherwin-Williams Co.(a)
325,000	3.125		06/01/24	347,038
1,900,000	3.450		06/01/27	2,093,724

				14,321,163

Commercial Services – 1.0%
CoStar Group, Inc.(a)(c)
2,225,000	2.800		07/15/30	2,259,109
DP World PLC
100,000	6.850	(c)	07/02/37	134,956
200,000	5.625		09/25/48	249,663
Emory University(a)
4,015,000	2.143		09/01/30	4,100,781
Global Payments, Inc.(a)
875,000	2.650		02/15/25	921,725
550,000	3.200		08/15/29	587,494
IHS Markit Ltd.(a)
2,800,000	4.000	(c)	03/01/26	3,105,788
1,775,000	4.250		05/01/29	2,045,687
PayPal Holdings, Inc.(a)
3,825,000	1.650		06/01/25	3,927,701
3,000,000	2.650		10/01/26	3,217,590
The University of Chicago
320,000	5.420		10/01/30	396,541

				20,947,035

Computers(a) – 1.2%
Amdocs Ltd.
1,225,000	2.538		06/15/30	1,227,879
Apple, Inc.
4,050,000	2.450		08/04/26	4,307,985

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Dell International LLC/EMC Corp.
$1,625,000	5.450%		06/15/23	$ 1,762,719
875,000	5.850		07/15/25	1,026,935
2,351,000	6.020		06/15/26	2,819,672
176,000	5.300		10/01/29	212,270
200,000	6.200		07/15/30	257,144
1,000,000	8.100		07/15/36	1,529,480
Hewlett Packard Enterprise Co.
2,400,000	2.250		04/01/23	2,469,312
4,325,000	4.450		10/02/23	4,679,823
1,775,000	4.650		10/01/24	1,972,984
1,782,000	4.900		10/15/25	2,029,181
410,000	6.350		10/15/45	553,639

				24,849,023

Diversified Financial Services – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,158,228
1,450,000	3.300	(a)	01/23/23	1,502,664
900,000	4.875	(a)	01/16/24	980,145
965,000	6.500	(a)	07/15/25	1,131,491
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,324,160
1,625,000	3.375		07/01/25	1,744,470
1,700,000	2.875		01/15/26	1,787,975
2,200,000	3.750		06/01/26	2,406,382
Ally Financial, Inc.(a)
975,000	1.450		10/02/23	990,356
American Express Co.(a)
555,000	2.500		07/30/24	584,920
700,000	3.625		12/05/24	766,087
(3M USD LIBOR + 3.285%)
1,010,000	3.404	(b)	12/29/49	1,016,313
Aviation Capital Group LLC(a)(c)
1,600,000	1.950		01/30/26	1,599,968

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Avolon Holdings Funding Ltd.(a)(c)
$975,000	3.950%		07/01/24	$ 1,039,526
2,125,000	2.875		02/15/25	2,189,196
1,050,000	4.250		04/15/26	1,138,525
Capital One Financial Corp.
1,050,000	3.500		06/15/23	1,110,270
1,110,000	3.300	(a)	10/30/24	1,195,914
GE Capital International Funding Co.
3,500,000	3.373		11/15/25	3,818,465
800,000	4.418		11/15/35	960,856
Huarong Finance 2017 Co. Ltd.
200,000	4.750		04/27/27	139,000
Huarong Finance 2019 Co. Ltd.(a)
390,000	3.875		11/13/29	265,200
240,000	3.375		02/24/30	164,400
JAB Holdings B.V.(a)(c)
500,000	2.200		11/23/30	487,110
Mastercard, Inc.(a)
850,000	3.300		03/26/27	939,862
Raymond James Financial, Inc.(a)
275,000	4.650		04/01/30	329,038
Visa, Inc.(a)
325,000	2.050		04/15/30	334,315

				33,104,836

Electrical – 1.6%
Alliant Energy Finance LLC(a)(c)
825,000	3.750		06/15/23	871,984
225,000	4.250		06/15/28	256,185
Ameren Corp.(a)
400,000	3.500		01/15/31	438,144
American Electric Power Co., Inc.(a)
850,000	2.300		03/01/30	854,998
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,271,385
Avangrid, Inc.(a)
925,000	3.200		04/15/25	994,468
Berkshire Hathaway Energy Co.(a)
1,275,000	3.700		07/15/30	1,445,008
Dominion Energy, Inc.
1,650,000	3.071	(d)	08/15/24	1,750,402
725,000	3.375	(a)	04/01/30	790,439

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Duke Energy Corp.(a)
$2,100,000	3.150%		08/15/27	$ 2,271,822
Enel Finance International NV(c)
1,375,000	2.875		05/25/22	1,405,429
Entergy Corp.(a)
1,025,000	2.950		09/01/26	1,095,038
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,153,676
1,000,000	4.050		04/15/30	1,138,530
FirstEnergy Corp.(a)
2,175,000	2.650		03/01/30	2,165,582
1,125,000	2.250		09/01/30	1,077,378
Florida Power & Light Co.(a)
832,000	4.125		02/01/42	1,013,917
NextEra Energy Capital Holdings, Inc.(a)
2,155,000	1.900		06/15/28	2,179,373
NRG Energy, Inc.(a)(c)
1,625,000	3.750		06/15/24	1,730,479
Ohio Power Co.(a)
675,000	2.600		04/01/30	706,550
Pacific Gas & Electric Co.(a)
850,000	2.100		08/01/27	825,716
1,475,000	2.500		02/01/31	1,383,933
500,000	3.300		08/01/40	454,715
1,025,000	3.500		08/01/50	912,281
Southern California Edison Co.(a)
1,075,000	4.200		03/01/29	1,214,341
The Southern Co.(a)
1,730,000	3.250		07/01/26	1,876,790
Vistra Operations Co. LLC(a)(c)
3,350,000	3.550		07/15/24	3,534,250

				34,812,813

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	432,450
440,000	3.875	(c)	04/30/28	462,220
200,000	5.500	(c)	10/31/46	201,537

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
Mexico City Airport Trust – (continued)
$420,000	5.500%		07/31/47	$ 423,675
340,000	5.500	(c)	07/31/47	342,975

				1,862,857

Environmental – 0.2%
Republic Services, Inc.(a)
1,650,000	2.500		08/15/24	1,733,177
2,525,000	1.750		02/15/32	2,405,845
The Nature Conservancy
60,000	0.944		07/01/26	58,955
75,000	1.304		07/01/28	73,259
Waste Management, Inc.(a)
925,000	1.150		03/15/28	895,779

				5,167,015

Food & Drug Retailing(a) – 0.3%
Mars, Inc.(c)
525,000	2.700		04/01/25	557,697
925,000	3.200		04/01/30	1,013,957
Smithfield Foods, Inc.(c)
2,350,000	2.650		10/03/21	2,358,131
Sysco Corp.
225,000	6.600		04/01/40	331,814
875,000	6.600		04/01/50	1,359,777
The JM Smucker Co.
700,000	2.375		03/15/30	713,664
Tyson Foods, Inc.
1,250,000	3.900		09/28/23	1,339,300

				7,674,340

Gas(a) – 0.2%
NiSource, Inc.
2,500,000	3.490		05/15/27	2,750,350
325,000	3.600		05/01/30	359,811
The East Ohio Gas Co.(c)
525,000	1.300		06/15/25	528,097
525,000	2.000		06/15/30	519,829

				4,158,087

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Hand/Machine Tools(a) – 0.1%
Stanley Black & Decker, Inc.
$1,400,000	4.250%	11/15/28	$ 1,632,694

Healthcare Providers & Services(a) – 1.3%
Adventist Health System/West
540,000	2.952	03/01/29	569,236
Banner Health
3,235,000	2.338	01/01/30	3,287,915
Baylor Scott & White Holdings
1,140,000	1.777	11/15/30	1,115,157
Centene Corp.
2,850,000	4.250	12/15/27	3,006,550
CommonSpirit Health
2,385,000	3.910	10/01/50	2,621,419
DENTSPLY SIRONA, Inc.
1,125,000	3.250	06/01/30	1,203,997
DH Europe Finance II S.a.r.l.
1,725,000	2.200	11/15/24	1,801,228
1,225,000	3.250	11/15/39	1,313,972
Rush Obligated Group
1,320,000	3.922	11/15/29	1,507,585
Stanford Health Care
975,000	3.310	08/15/30	1,075,555
STERIS Irish FinCo UnLtd Co.
2,175,000	2.700	03/15/31	2,217,260
Stryker Corp.
475,000	3.375	11/01/25	518,838
2,825,000	1.950	06/15/30	2,794,264
Sutter Health
605,000	2.294	08/15/30	610,675
Thermo Fisher Scientific, Inc.
775,000	4.497	03/25/30	922,847
300,000	4.100	08/15/47	365,193
Zimmer Biomet Holdings, Inc.
2,475,000	3.550	03/20/30	2,710,174

			27,641,865

Household Products(a) – 0.0%
Kimberly-Clark Corp.
350,000	3.100	03/26/30	386,232

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 0.7%
AIA Group Ltd.(a)(c)
$875,000	3.900%		04/06/28	$ 982,695
American International Group, Inc.
474,000	4.875		06/01/22	493,491
300,000	4.125		02/15/24	326,646
3,875,000	3.900	(a)	04/01/26	4,325,701
775,000	3.400	(a)	06/30/30	850,082
Arch Capital Finance LLC(a)
1,200,000	4.011		12/15/26	1,357,296
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,664,336
Great-West Lifeco Finance 2018 LP(a)(c)
825,000	4.047		05/17/28	942,538
Marsh & McLennan Cos., Inc.(a)
1,325,000	4.375		03/15/29	1,554,185
Principal Financial Group, Inc.(a)
2,250,000	2.125		06/15/30	2,247,143
Willis North America, Inc.(a)
700,000	2.950		09/15/29	736,239

				15,480,352

Internet(a) – 0.8%
Amazon.com, Inc.
2,300,000	5.200		12/03/25	2,698,636
1,300,000	4.800		12/05/34	1,674,556
525,000	3.875		08/22/37	624,965
Baidu, Inc.
450,000	3.425		04/07/30	486,864
Expedia Group, Inc.
1,025,000	3.600		12/15/23	1,089,042
2,850,000	4.500		08/15/24	3,121,605
475,000	4.625		08/01/27	536,703
825,000	3.800		02/15/28	898,738
1,225,000	2.950		03/15/31	1,246,315
Prosus NV
420,000	3.680	(c)	01/21/30	448,875
690,000	3.680		01/21/30	737,438

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Prosus NV – (continued)
EUR	100,000	2.031	%(c)	08/03/32	$ 121,354
	$230,000	4.027	(c)	08/03/50	219,650
	210,000	3.832	(c)	02/08/51	194,250
Tencent Holdings Ltd.
	830,000	3.595		01/19/28	904,775
	1,140,000	2.880		04/22/31	1,177,768

					16,181,534

Investment Companies(a)(b)(g) – 0.0%
Huarong Finance 2017 Co. Ltd. (-1X 5 year CMT + 7.773%)
	400,000	4.500		12/31/99	268,000

Iron/Steel(a) – 0.1%
Steel Dynamics, Inc.
	490,000	2.400		06/15/25	513,211
	1,075,000	1.650		10/15/27	1,071,571

					1,584,782

Machinery – Construction & Mining(a)(c) – 0.1%
The Weir Group PLC
	2,375,000	2.200		05/13/26	2,384,279

Machinery-Diversified(a) – 0.2%
Otis Worldwide Corp.
	625,000	2.293		04/05/27	649,431
	4,000,000	2.565		02/15/30	4,145,080

					4,794,511

Media – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	8,750,000	4.908		07/23/25	9,921,450
	6,675,000	3.750		02/15/28	7,367,665
Comcast Corp.(a)
	1,275,000	3.700		04/15/24	1,381,934
	725,000	3.100		04/01/25	782,101
	1,300,000	3.950		10/15/25	1,454,960
	1,173,000	3.300		02/01/27	1,287,860
	1,775,000	3.300		04/01/27	1,956,973

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.(a) – (continued)
$1,550,000	3.150%		02/15/28	$ 1,699,684
1,775,000	4.150		10/15/28	2,055,308
1,325,000	4.250		10/15/30	1,558,160
325,000	3.750		04/01/40	367,445
275,000	4.700		10/15/48	356,529
Fox Corp.(a)
700,000	4.030		01/25/24	758,345
600,000	5.476		01/25/39	775,770
The Walt Disney Co.
1,800,000	2.200		01/13/28	1,865,196
Time Warner Cable LLC(a)
275,000	5.875		11/15/40	354,896

				33,944,276

Mining – 0.4%
Glencore Funding LLC(c)
1,300,000	4.125	(a)	03/12/24	1,401,816
1,181,000	4.625		04/29/24	1,296,655
1,850,000	1.625	(a)	04/27/26	1,855,587
Newcrest Finance Pty Ltd.(a)(c)
525,000	3.250		05/13/30	563,304
Newmont Corp.(a)
2,050,000	2.250		10/01/30	2,048,647
Teck Resources Ltd.(a)
900,000	3.900		07/15/30	972,045

				8,138,054

Miscellaneous Manufacturing – 0.1%
General Electric Co.
225,000	2.700		10/09/22	231,246
450,000	3.450	(a)	05/01/27	495,032
625,000	3.625	(a)	05/01/30	697,681
700,000	5.875		01/14/38	953,337
550,000	4.250	(a)	05/01/40	643,489

				3,020,785

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Multi-National(a)(c) – 0.1%
The African Export-Import Bank
$940,000	2.634%		05/17/26	$ 951,637
830,000	3.798		05/17/31	855,232

				1,806,869

Oil Field Services – 1.6%
BP Capital Markets America, Inc.(a)
1,125,000	3.224		04/14/24	1,198,845
Devon Energy Corp.(a)
514,000	5.850		12/15/25	603,487
180,000	5.600		07/15/41	223,281
Gazprom PJSC Via Gaz Capital SA(c)
990,000	5.150		02/11/26	1,111,473
Gazprom PJSC Via Gaz Finance PLC(c)
1,210,000	3.250		02/25/30	1,204,555
Lukoil Securities B.V.
790,000	3.875	(c)	05/06/30	837,605
3,150,000	3.875		05/06/30	3,327,187
Lundin Energy Finance B.V.(a)(c)
2,425,000	2.000		07/15/26	2,430,480
Marathon Petroleum Corp.(a)
2,050,000	4.500		05/01/23	2,187,002
600,000	3.625		09/15/24	645,576
375,000	3.800		04/01/28	417,709
Occidental Petroleum Corp.(a)
3,175,000	2.900		08/15/24	3,246,437
Ovintiv Exploration, Inc.
1,649,000	5.625		07/01/24	1,834,513
Phillips 66
1,325,000	3.700		04/06/23	1,398,816
375,000	3.850	(a)	04/09/25	412,736
725,000	1.300	(a)	02/15/26	725,167
SA Global Sukuk Ltd.(a)(c)
5,360,000	2.694		06/17/31	5,409,580
Suncor Energy, Inc.
775,000	2.800		05/15/23	805,512
1,550,000	3.100	(a)	05/15/25	1,659,492

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Valero Energy Corp.
$2,175,000	2.700%		04/15/23	$ 2,255,323
1,150,000	2.850	(a)	04/15/25	1,219,357

				33,154,133

Packaging(a)(c) – 0.1%
Berry Global, Inc.
1,475,000	1.570		01/15/26	1,476,903

Pharmaceuticals – 2.2%
AbbVie, Inc.(a)
3,250,000	4.050		11/21/39	3,772,762
125,000	4.875		11/14/48	162,084
4,900,000	4.250		11/21/49	5,875,051
Bayer US Finance II LLC(a)(c)
850,000	3.875		12/15/23	910,444
Becton Dickinson & Co.(a)
1,364,000	2.894		06/06/22	1,393,762
2,200,000	3.363		06/06/24	2,356,926
1,225,000	2.823		05/20/30	1,282,930
1,250,000	4.669		06/06/47	1,557,713
Bristol-Myers Squibb Co.(a)
1,527,000	3.875		08/15/25	1,699,215
700,000	3.900		02/20/28	800,891
1,200,000	4.125		06/15/39	1,450,812
350,000	4.250		10/26/49	442,064
Cigna Corp.(a)
5,100,000	4.125		11/15/25	5,716,539
3,475,000	3.400		03/15/50	3,614,730
CVS Health Corp.(a)
650,000	2.625		08/15/24	686,322
4,050,000	3.875		07/20/25	4,471,767
675,000	4.780		03/25/38	830,277
550,000	5.125		07/20/45	713,867
250,000	4.250		04/01/50	297,155
Elanco Animal Health, Inc.
1,675,000	4.912		08/27/21	1,686,522
650,000	5.272	(a)	08/28/23	701,305

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.(a)
$675,000	2.625%		04/01/30	$ 719,813
Takeda Pharmaceutical Co. Ltd.(a)
2,400,000	2.050		03/31/30	2,379,264
Zoetis, Inc.(a)
3,850,000	2.000		05/15/30	3,824,667
100,000	4.450		08/20/48	127,407

				47,474,289

Pipelines – 1.8%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600		11/02/47	1,396,242
Enbridge, Inc.(a)
3,175,000	2.500		08/01/33	3,176,429
Energy Transfer LP(a)
775,000	5.200		02/01/22	786,927
1,950,000	4.200		09/15/23	2,085,037
1,700,000	2.900		05/15/25	1,789,675
50,000	4.950		06/15/28	57,982
1,225,000	5.250		04/15/29	1,447,007
375,000	5.300		04/15/47	437,640
Enterprise Products Operating LLC(a)
85,000	3.750		02/15/25	92,666
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	196,000
3,040,000	2.940		09/30/40	3,002,000
320,000	3.250	(c)	09/30/40	317,500
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,681,530
MPLX LP(a)
2,151,000	3.375		03/15/23	2,248,397
2,225,000	2.650		08/15/30	2,248,963
275,000	4.500		04/15/38	314,383
645,000	5.500		02/15/49	834,565
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650		06/01/22	535,742
1,100,000	3.850		10/15/23	1,166,132
875,000	3.800		09/15/30	937,064

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Sabine Pass Liquefaction LLC(a)
$1,475,000	6.250%	03/15/22	$ 1,513,232
1,650,000	5.625	03/01/25	1,886,181
1,025,000	5.000	03/15/27	1,183,598
The Williams Cos., Inc.(a)
785,000	3.600	03/15/22	798,392
850,000	3.900	01/15/25	929,322
800,000	4.000	09/15/25	886,224
Western Midstream Operating LP(a)
1,125,000	4.350	02/01/25	1,188,281
475,000	3.950	06/01/25	492,813
225,000	5.450	04/01/44	241,875
165,000	5.300	03/01/48	174,900

			37,046,699

Real Estate(a) – 0.0%
Country Garden Holdings Co. Ltd.
210,000	3.300	01/12/31	197,636

Real Estate Investment Trust(a) – 1.8%
Alexandria Real Estate Equities, Inc.
750,000	3.800	04/15/26	835,853
800,000	3.375	08/15/31	877,952
American Campus Communities Operating Partnership LP
2,575,000	3.750	04/15/23	2,700,737
American Homes 4 Rent LP
740,000	2.375	07/15/31	728,996
723,000	4.900	02/15/29	842,599
American Tower Corp.
2,100,000	3.375	05/15/24	2,246,853
1,750,000	2.400	03/15/25	1,829,135
Crown Castle International Corp.
2,150,000	3.150	07/15/23	2,258,854
CubeSmart LP
1,500,000	4.000	11/15/25	1,656,705
Duke Realty LP
1,075,000	1.750	07/01/30	1,034,763

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Essex Portfolio LP
$875,000	3.000%	01/15/30	$ 920,640
Healthcare Realty Trust, Inc.
625,000	2.050	03/15/31	606,125
Kilroy Realty LP
1,500,000	3.800	01/15/23	1,560,465
1,025,000	4.750	12/15/28	1,190,312
Mid-America Apartments LP
1,125,000	1.700	02/15/31	1,067,783
National Retail Properties, Inc.
790,000	3.900	06/15/24	853,571
1,150,000	4.000	11/15/25	1,274,648
Regency Centers LP
1,950,000	2.950	09/15/29	2,054,188
Spirit Realty LP
1,900,000	4.000	07/15/29	2,111,698
1,200,000	3.400	01/15/30	1,278,852
UDR, Inc.
475,000	2.100	08/01/32	456,423
Ventas Realty LP
975,000	3.500	02/01/25	1,053,351
VEREIT Operating Partnership LP
1,675,000	4.625	11/01/25	1,898,529
400,000	3.950	08/15/27	450,692
875,000	3.400	01/15/28	953,951
1,550,000	2.850	12/15/32	1,621,021
WP Carey, Inc.
505,000	4.600	04/01/24	552,329
445,000	4.000	02/01/25	485,264
1,000,000	3.850	07/15/29	1,109,580
725,000	2.400	02/01/31	722,390

			37,234,259

Retailing(a) – 0.8%
7-Eleven, Inc.(c)
2,800,000	1.300	02/10/28	2,702,112
AutoNation, Inc.
825,000	4.750	06/01/30	976,701

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
CK Hutchison International 20 Ltd.(c)
$200,000	2.500%		05/08/30	$ 204,618
CK Hutchison International 21 Ltd.(c)
200,000	2.500		04/15/31	203,966
Dollar Tree, Inc.
975,000	4.000		05/15/25	1,076,040
1,999,000	4.200		05/15/28	2,280,519
Lowe’s Cos., Inc.
2,500,000	1.700		10/15/30	2,398,175
McDonald’s Corp.
200,000	4.450		09/01/48	249,166
650,000	4.200		04/01/50	784,654
Starbucks Corp.
1,850,000	3.800		08/15/25	2,048,098
The Home Depot, Inc.
625,000	3.900		12/06/28	726,431
Tractor Supply Co.
1,500,000	1.750		11/01/30	1,431,330
Walmart, Inc.
800,000	4.050		06/29/48	1,006,576

				16,088,386

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society(3M USD LIBOR + 1.855%)
975,000	3.960		07/18/30	1,093,599

Semiconductors – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
2,400,000	3.875		01/15/27	2,652,528
161,000	3.500		01/15/28	176,627
Broadcom, Inc.(a)
4,565,000	3.459		09/15/26	4,968,409
325,000	3.419	(c)	04/15/33	342,674
3,700,000	3.500	(c)	02/15/41	3,797,014
Lam Research Corp.(a)
1,175,000	1.900		06/15/30	1,179,477
NXP B.V./NXP Funding LLC(c)
225,000	4.625		06/01/23	241,787
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
3,125,000	2.500		05/11/31	3,168,562

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
$825,000	3.400%		05/01/30	$ 899,365
Skyworks Solutions, Inc.(a)
625,000	3.000		06/01/31	640,344
TSMC Global Ltd.(a)(c)
290,000	2.250		04/23/31	291,671

				18,358,458

Software(a) – 0.8%
Adobe, Inc.
1,400,000	2.150		02/01/27	1,466,486
Fiserv, Inc.
2,775,000	2.750		07/01/24	2,926,182
1,825,000	3.200		07/01/26	1,977,077
1,075,000	4.200		10/01/28	1,236,562
Intuit, Inc.
675,000	1.350		07/15/27	674,473
450,000	1.650		07/15/30	443,147
Oracle Corp.
3,175,000	2.875		03/25/31	3,306,064
1,325,000	3.600		04/01/40	1,397,742
ServiceNow, Inc.
3,400,000	1.400		09/01/30	3,190,186

				16,617,919

Telecommunication Services – 4.1%
AT&T, Inc.(a)
6,700,000	2.300		06/01/27	6,933,696
325,000	1.650		02/01/28	322,582
6,300,000	4.350		03/01/29	7,292,376
2,375,000	2.750		06/01/31	2,469,026
6,170,000	2.550	(c)	12/01/33	6,115,210
1,165,000	4.900		08/15/37	1,433,661
3,105,000	4.850		03/01/39	3,774,904
1,325,000	3.500		06/01/41	1,379,259
450,000	5.150		11/15/46	576,423
725,000	5.150		02/15/50	937,983
1,250,000	3.650		06/01/51	1,306,363
450,000	3.500	(c)	09/15/53	451,314

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
NTT Finance Corp.(a)(c)
$2,175,000	2.065%		04/03/31	$ 2,205,189
T-Mobile USA, Inc.(a)
2,025,000	3.500		04/15/25	2,188,288
1,350,000	1.500		02/15/26	1,359,450
5,025,000	3.750		04/15/27	5,553,077
4,175,000	2.050		02/15/28	4,230,653
3,200,000	3.875		04/15/30	3,571,808
1,200,000	3.000		02/15/41	1,186,668
Telefonica Emisiones SA
1,375,000	4.570		04/27/23	1,472,598
1,200,000	4.665		03/06/38	1,411,740
Verizon Communications, Inc.
7,580,000	2.100	(a)	03/22/28	7,740,544
5,066,000	4.329		09/21/28	5,888,212
625,000	3.875	(a)	02/08/29	711,100
2,251,000	4.016	(a)	12/03/29	2,582,122
1,750,000	3.150	(a)	03/22/30	1,887,462
3,350,000	2.550	(a)	03/21/31	3,427,552
500,000	5.250		03/16/37	659,535
2,175,000	4.812		03/15/39	2,757,878
25,000	4.125		08/15/46	29,362
2,750,000	4.862		08/21/46	3,552,395
131,000	5.012		04/15/49	173,337

				85,581,767

Transportation(a) – 0.1%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	966,792
Canadian Pacific Railway Co.
575,000	2.050		03/05/30	573,005

				1,539,797

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(c) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	$1,425,000	4.250%		01/17/23	$ 1,503,033

TOTAL CORPORATE OBLIGATIONS (Cost $784,933,899)					$ 827,401,420

Foreign Debt Obligations – 6.6%
Sovereign – 6.6%
Abu Dhabi Government International Bond
	$460,000	2.500	%(c)	10/11/22	$ 472,161
	420,000	3.125	(c)	10/11/27	461,423
	240,000	4.125	(c)	10/11/47	286,125
	450,000	4.125		10/11/47	536,484
Japan Treasury Discount Bill(e)
JPY	11,159,100,000	0.000		08/10/21	100,460,527
Japanese Government CPI Linked Bond
	1,209,277,593	0.100		03/10/29	11,181,260
Kuwait International Government Bond
	$4,120,000	3.500		03/20/27	4,598,435
Mexico Government International Bond
	450,000	4.500		04/22/29	508,866
Mexico Government International Bond(a)
	240,000	3.250		04/16/30	247,695
	1,960,000	3.771		05/24/61	1,823,168
Perusahaan Penerbit SBSN
	2,030,000	4.550		03/29/26	2,307,602
Republic of Colombia(a)
	930,000	4.500		03/15/29	1,012,131
	220,000	4.125		05/15/51	208,423
Republic of Indonesia
	520,000	3.050		03/12/51	515,450
	450,000	3.350		03/12/71	451,350
Republic of Indonesia
	790,000	3.700	(c)	01/08/22	804,220
	200,000	5.875		01/15/24	225,663
EUR	280,000	2.150	(c)	07/18/24	350,955
	$420,000	4.125	(c)	01/15/25	463,916
	380,000	4.125		01/15/25	419,734
	1,380,000	4.350	(c)	01/08/27	1,560,953

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Peru(a)
	$10,000	2.780%		12/01/60	$ 8,911
	100,000	3.230	(f)	07/28/21	87,706
Republic of Qatar
	210,000	3.875	(c)	04/23/23	222,915
	230,000	4.500	(c)	04/23/28	271,630
	280,000	3.750	(c)	04/16/30	317,940
	340,000	4.400	(c)	04/16/50	413,950
	1,020,000	4.400		04/16/50	1,241,850
Republic of Romania
EUR	100,000	2.000	(c)	01/28/32	119,968
	$1,270,000	5.125		06/15/48	1,555,591
EUR	360,000	3.375	(c)	01/28/50	455,550
Republic of Uruguay(a)
	$1,470,000	4.375		01/23/31	1,712,366
State of Israel
	200,000	4.500		12/31/99	252,750
United Mexican States(a)
	200,000	4.750		04/27/32	228,975
United Mexican States
	1,350,000	3.750		01/11/28	1,474,284
	1,410,000	2.659	(a)	05/24/31	1,376,777
EUR	839,000	1.450	(a)	10/25/33	947,589

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $139,924,063)					$ 139,585,293

Asset-Backed Securities – 5.8%
Collateralized Loan Obligations – 4.8%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b)(c) (3M USD LIBOR + 1.300%)
	$4,100,000	1.484%		01/15/33	$ 4,110,303

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Apidos CLO XXIII Series 2015-23A, Class AR(b)(c) (3M USD LIBOR + 1.220%)
$4,000,000	1.404%	04/15/33	$ 4,009,252
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(b)(c) (3M USD LIBOR + 2.650%)
2,100,000	2.825	04/22/31	2,100,044
Catamaran CLO Ltd. Series 2013-1A, Class AR(b)(c) (3M USD LIBOR + 0.850%)
2,326,600	1.031	01/27/28	2,326,630
Crown City CLO I Series 2020-1A, Class A2(b)(c) (3M USD LIBOR + 2.550%)
4,600,000	2.738	07/20/30	4,601,757
Crown City CLO I Series 2020-1A, Class B(b)(c) (3M USD LIBOR + 3.030%)
2,900,000	3.218	07/20/30	2,897,016
Cutwater Ltd. Series 2014-1A, Class A1AR(b)(c) (3M USD LIBOR + 1.250%)
453,697	1.434	07/15/26	453,709
Diameter Capital CLO1 Ltd. Series 2021-1A, Class A1A
5,250,000	1.350	07/15/36	5,250,000
Elmwood CLO IV Ltd. Series 2020-1A, Class A(b)(c) (3M USD LIBOR + 1.240%)
14,600,000	1.424	04/15/33	14,654,589
Galaxy XVIII CLO Ltd. Series 2018-28A, Class A2(b)(c) (3M USD LIBOR + 1.300%)
6,000,000	1.484	07/15/31	6,000,234
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class B(b)(c) (3M USD LIBOR + 2.950%)
3,900,000	3.138	07/20/31	3,932,507
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A(b)(c) (3M USD LIBOR + 1.450%)
6,250,000	1.636	11/30/32	6,273,888
KREF Ltd. Series 2018-FL1, Class A(b)(c) (1M USD LIBOR + 1.100%)
3,867,097	1.182	06/15/36	3,868,310
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(b)(c) (3M USD LIBOR + 0.750%)
6,900,000	0.934	04/15/29	6,900,138
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)(c)
591,455	2.966	07/25/59	612,301
Mountain View CLO LLC Series 2016-1A, Class AR(b)(c) (3M USD LIBOR + 1.360%)
3,500,000	1.546	04/14/33	3,506,762
OHA Credit Funding 3 Ltd. Series 2019-3A, Class A1(b)(c) (3M USD LIBOR + 1.320%)
2,150,000	1.508	07/20/32	2,150,000

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR(b)(c) (3M USD LIBOR + 1.140%)
$2,150,000	1.300%	07/02/35	$ 2,150,432
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A(b)(c) (3M USD LIBOR + 1.450%)
2,000,000	1.640	04/18/33	2,005,150
Palmer Square CLO Ltd. Series 2019-1A, Class A1(b)(c) (3M USD LIBOR + 1.340%)
6,000,000	1.494	11/14/32	6,019,896
Recette CLO Ltd. Series 2015-1A, Class ARR(b)(c) (3M USD LIBOR + 1.080%)
7,000,000	1.268	04/20/34	7,006,272
Venture CDO Ltd. Series 2020-39A, Class A1(b)(c) (3M USD LIBOR + 1.280%)
6,900,000	1.464	04/15/33	6,906,610
Zais CLO Ltd. Series 2020-15A, Class A1(b)(c) (3M USD LIBOR + 2.555%)
3,250,000	2.739	07/28/30	3,252,795

			100,988,595

Other(b)(c) – 0.7%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
5,700,000	1.223	06/15/28	5,701,808
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
1,841,733	1.123	09/15/35	1,841,737
Dryden Senior Loan Fund Series 2019-76A, Class A1 (3M USD LIBOR + 1.330%)
6,000,000	1.518	10/20/32	6,008,736

			13,552,281

Student Loan(b) – 0.3%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
783,634	0.411	09/26/33	753,845
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
1,220,592	0.826	04/25/35	1,223,970
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
2,545,935	1.197	05/25/34	2,557,564

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
	$2,311,590	1.242%	09/25/65	$ 2,343,277

				6,878,656

TOTAL ASSET-BACKED SECURITIES (Cost $121,076,351)				$ 121,419,532

Mortgage-Backed Obligations – 24.9%
Collateralized Mortgage Obligations – 0.8%
Inverse Floaters(b)(g) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
	$12,651	37.218%	02/16/32	$ 16,326

Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 2755, Class ZA
	300,422	5.000	02/15/34	335,389
FHLMC REMIC Series 4246, Class PT
	141,447	6.500	02/15/36	164,491
FHLMC REMIC Series 4273, Class PD
	705,944	6.500	11/15/43	834,798
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(b)(c) (1M USD LIBOR + 3.000%)
	1,171,013	3.092	06/25/50	1,177,909
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(b)(c)(SOFR30A + 2.800%)
	1,032,000	2.818	10/25/50	1,046,624
FNMA REMIC Series 2011-52, Class GB
	612,002	5.000	06/25/41	687,703
FNMA REMIC Series 2011-99, Class DB
	599,726	5.000	10/25/41	672,597
FNMA REMIC Series 2012-111, Class B
	101,517	7.000	10/25/42	121,766
FNMA REMIC Series 2012-153, Class B
	350,072	7.000	07/25/42	428,506

				5,469,783

Sequential Floating Rate(b) – 0.6%
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	1,498,371	0.881	08/20/56	2,076,780
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
	$105,131	0.573	01/19/36	102,062

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
	$83,763	0.812%	10/25/34	$ 81,845
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)
	3,037,695	2.500	10/25/51	3,088,957
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	1,035,011	0.936	11/15/49	1,435,220
Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
	3,419,942	1.249	05/25/51	4,754,455
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
	$14,612	2.572	02/25/33	14,562
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
	284,443	3.500	07/25/49	289,801

				11,843,682

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,758,030)				$ 17,329,791

Commercial Mortgage-Backed Securities – 0.6%
Sequential Fixed Rate – 0.2%
Bank Series 2019-BN21, Class A5
	$950,000	2.851%	10/17/52	$ 1,014,899
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(c)
	2,024,000	2.500	11/15/52	1,740,568
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E(c)
	1,304,000	2.500	03/15/53	1,124,571

				3,880,038

Sequential Fixed Rate(c) – 0.3%
DOLP Trust Series 2021-NYC, Class A
	4,650,000	2.956	05/10/41	4,967,508

Sequential Floating Rate(b)(c) – 0.1%
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D
	1,500,000	3.483	05/10/49	1,085,960
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D
	1,757,000	3.360	06/10/50	1,648,744

				2,734,704

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,983,449)				$ 11,582,250

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 13.8%
Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.234%)
$2,409	2.344%	06/01/33	$ 2,539
(12M USD LIBOR + 1.233%)
142,278	1.543	06/01/35	147,784
(12M USD LIBOR + 1.551%)
656,669	1.968	09/01/34	686,886
(12M USD LIBOR + 1.668%)
276,434	1.968	07/01/34	289,988
(12M USD LIBOR + 1.735%)
555,905	2.082	05/01/35	585,926

			1,713,123

FHLMC – 0.1%
10,276	5.000	05/01/23	11,214
35,460	4.500	10/01/23	38,066
17,983	5.500	10/01/25	20,059
8,981	7.500	12/01/30	10,585
4,513	7.500	01/01/31	5,314
7,122	5.000	10/01/33	8,045
1,525	5.000	04/01/35	1,722
10,723	5.000	07/01/35	12,202
62,097	5.000	12/01/35	70,777
139,649	5.000	01/01/38	158,862
289,677	5.000	01/01/39	329,681
97,854	5.000	06/01/39	111,354
10,577	4.000	06/01/40	11,574
5,875	5.000	08/01/40	6,677
1,955	4.500	11/01/40	2,167
84,646	4.000	02/01/41	92,609
2,207	5.000	04/01/41	2,508
6,960	5.000	06/01/41	7,909
6,915	4.000	11/01/41	7,561
1,773,774	4.500	08/01/48	1,958,578

			2,867,464

FNMA – 0.0%
14,510	8.000	02/01/31	16,973
13,942	7.000	03/01/31	15,145

			32,118

GNMA – 5.6%
5,962	6.000	11/15/38	6,999
40,224	5.000	07/15/40	43,801
70,812	5.000	01/15/41	79,120
4,204	4.000	02/20/41	4,613
6,527	4.000	11/20/41	7,126
1,093	4.000	01/20/42	1,193
3,494	4.000	04/20/42	3,814
2,216	4.000	10/20/42	2,419
34,760	4.000	08/20/43	37,935
3,415	4.000	03/20/44	3,723
4,120	4.000	05/20/44	4,491
287,492	4.000	11/20/44	312,762
18,716	4.000	05/20/45	20,361
2,639,819	4.000	07/20/45	2,866,900
42,624	4.000	10/20/45	46,131
7,758,736	3.500	04/20/47	8,233,637
8,644,141	3.500	12/20/47	9,150,536

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$269,055	4.500%	02/20/48	$ 291,497
700,991	4.500	04/20/48	758,147
1,900,224	4.500	05/20/48	2,053,972
1,911,173	5.000	07/20/48	2,065,182
3,035,786	4.500	08/20/48	3,272,162
1,779,521	5.000	08/20/48	1,919,862
13,057,850	4.500	09/20/48	14,052,132
2,219,667	5.000	10/20/48	2,393,333
7,423,979	5.000	11/20/48	7,989,169
11,779,992	4.500	12/20/48	12,632,798
3,970,913	5.000	12/20/48	4,271,979
8,966,548	4.500	01/20/49	9,607,269
6,735,152	5.000	01/20/49	7,243,692
4,583,265	4.000	02/20/49	4,856,497
1,511,163	4.500	02/20/49	1,618,084
4,040,025	4.000	03/20/49	4,277,084
1,230,413	4.500	03/20/49	1,316,700
2,188,396	5.000	03/20/49	2,351,752
3,276,680	4.000	05/20/49	3,466,132
45,264	3.500	08/20/49	47,960
5,911,684	5.000	08/20/49	6,417,507
1,897,653	4.500	10/20/49	2,025,304
349,187	3.500	06/20/50	367,027
790,194	3.500	07/20/50	830,566

			116,951,368

UMBS – 4.8%
6,999,305	4.500	10/01/50	7,526,321
7,224	5.500	09/01/23	7,431
2,644	5.500	10/01/23	2,726
19,949	7.000	08/01/27	22,307
818	6.500	09/01/27	910
45,637	7.000	03/01/28	51,254
1,338	6.500	05/01/28	1,512
10,141	4.500	04/01/39	11,282
5,664	4.500	05/01/39	6,289
6,467	4.500	07/01/39	7,194
24,009	4.500	08/01/39	26,691
216,845	4.500	12/01/39	241,006
617,430	4.500	05/01/41	684,275
61,178	4.500	08/01/41	67,945
20,931	3.000	11/01/42	22,497
427,253	3.000	12/01/42	456,689
621,488	3.000	01/01/43	667,975
88,337	3.000	02/01/43	94,945
652,865	3.000	03/01/43	702,515
1,130,231	3.000	04/01/43	1,216,187
776,697	3.000	05/01/43	835,765
78,523	3.000	06/01/43	84,495
655,646	3.000	07/01/43	705,507
527,529	5.000	05/01/44	594,282
2,204,893	4.500	04/01/45	2,466,687
260,157	4.500	05/01/45	291,208
732,444	4.500	06/01/45	808,406
98,384	4.000	03/01/46	106,231
60,326	4.000	06/01/46	65,050
16,486	4.000	08/01/46	17,777
125,712	4.000	10/01/46	135,556
215,525	4.000	06/01/47	233,828
2,792,612	4.500	07/01/47	3,058,971
700,916	4.500	11/01/47	768,203
331,860	4.000	12/01/47	362,634

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,239,167	4.000%	01/01/48	$ 1,354,078
3,352,744	4.000	02/01/48	3,643,968
2,440,293	4.000	03/01/48	2,648,700
1,942,404	4.000	06/01/48	2,119,645
2,181,684	4.000	07/01/48	2,372,639
3,112,868	4.000	08/01/48	3,370,890
1,387,404	4.500	08/01/48	1,489,485
969,157	4.500	09/01/48	1,069,690
4,343,597	4.500	10/01/48	4,667,181
5,947,207	5.000	11/01/48	6,676,215
12,482,910	4.500	01/01/49	13,394,536
2,878,108	4.500	04/01/49	3,091,219
185,780	4.500	07/01/49	200,678
9,365,303	3.000	09/01/49	9,964,127
1,761,141	3.000	10/01/49	1,873,749
2,614,485	3.000	12/01/49	2,771,240
11,843,773	3.000	12/01/50	12,564,061
3,999,602	4.500	12/01/50	4,297,316

			99,921,968

UMBS, 30 Year, Single Family – 3.2%(h)
10,000,000	2.000	TBA-30yr	10,104,054
19,000,000	2.500	TBA-30yr	19,651,639
17,000,000	3.000	TBA-30yr	17,722,503
19,000,000	4.500	TBA-30yr	20,465,060

			67,943,256

TOTAL FEDERAL AGENCIES			$ 289,429,297

GNMA2 Collateral(h) – 9.7%
GNMA
139,000,000	2.500	TBA-30yr	143,851,670
47,000,000	3.000	TBA-30yr	49,031,504
10,000,000	3.500	TBA-30yr	10,503,435

			203,386,609

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $517,085,429)			$ 521,727,947

Agency Debentures – 1.7%
FHLB
$6,800,000	2.125%	06/09/23	$ 7,047,656
3,500,000	3.375	09/08/23	3,731,175
750,000	3.375	12/08/23	804,405
2,400,000	5.000	09/28/29	3,061,680
FNMA
3,700,000	1.875	09/24/26	3,880,042
4,200,000	6.250	05/15/29	5,719,266
Israel Government AID Bond(i)
1,200,000	5.500	12/04/23	1,344,912
2,400,000	5.500	04/26/24	2,733,456
4,700,000	5.500	09/18/33	6,631,277

TOTAL AGENCY DEBENTURES (Cost $31,342,642)			$ 34,953,869

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 1.3%
Arizona – 0.1%
City of Tucson AZ Taxable Series A(a)
$100,000	1.457%	07/01/28	$ 98,423
690,000	1.932	07/01/31	681,116
City of Yuma AZ Pledged Revenue Taxable Series 2021
35,000	1.749	07/15/28	35,201
65,000	2.102	07/15/30	66,089

			880,829

California – 0.5%
Bay Area Toll Authority Revenue Bonds Taxable Refunding Series F1(a)
820,000	1.633	04/01/28	825,240
California State GO Bonds Build America Taxable Series 2009(a)
950,000	7.500	04/01/34	1,497,022
1,650,000	7.550	04/01/39	2,813,248
California Statewide Communities Development Authority Revenue Bonds Taxable Refunding Series 2021
95,000	1.807	02/01/30	94,980
525,000	1.877	02/01/31	523,410
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series A(a)
765,000	1.648	11/01/28	754,547
2,295,000	2.074	11/01/30	2,286,645
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series C(a)
245,000	1.831	11/01/29	241,440
Port Of Oakland RB Taxable Refunding Series R(a)
330,000	1.949	05/01/28	335,822
55,000	2.099	05/01/30	55,903
385,000	2.199	05/01/31	392,299
San Francisco Municipal Transportation Agency Revenue Refunding Series A
555,000	1.302	03/01/28	545,951
San Jose Financing Authority Lease RB Taxable Refunding Series A(a)
345,000	1.812	06/01/29	342,358
195,000	1.862	06/01/30	192,002

			10,900,867

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Florida(a) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
$595,000	2.154%	07/01/30	$ 606,616

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010(a)
160,000	6.630	02/01/35	199,830
1,595,000	7.350	07/01/35	2,060,482
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100	06/01/33	1,375,736

			3,636,048

Louisiana(a) – 0.0%
City of New Orleans LA Sewerage Service Revenue Taxable Revenue Series 2021
60,000	0.958	06/01/26	58,860
110,000	1.409	06/01/28	107,665
City of New Orleans LA Water System Revenue Taxable Refunding Series 2021
45,000	1.008	12/01/26	44,138
105,000	1.459	12/01/28	102,402
Louisiana State Transportation Authority Revenue Taxable Refunding Series A
50,000	1.138	02/15/26	49,413
50,000	1.648	02/15/28	49,328
60,000	1.997	02/15/30	59,129
State of Louisiana Unclaimed Property Revenue Taxable Refunding Series 2021
105,000	1.059	09/01/26	103,385
100,000	1.543	09/01/28	98,025

			672,345

Maryland – 0.0%
State of Maryland Department of Transportation Revenue Taxable Refunding Series A
65,000	1.303	08/01/28	63,039

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
New York – 0.4%
Metropolitan Transportation Authority Revenue Series 2010(a)
$395,000	5.989%		11/15/30	$ 505,641
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B(a)
2,670,000	5.175		11/15/49	3,604,409
Port Authority of New York & New Jersey Revenue Bonds Taxable Series Aaa
3,320,000	1.086		07/01/23	3,362,251

				7,472,301

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,690,000	6.270		02/15/50	2,382,268

Pennsylvania – 0.0%
Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Taxable Refunding Series C
125,000	2.758		06/01/30	132,055

Texas – 0.0%
City of Houston TX Airport System Revenue Taxable Refunding Series 2020
355,000	2.235		07/01/29	364,213

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $23,350,439)				$ 27,110,581

U.S. Treasury Obligations – 26.0%
United States Treasury Bonds
$6,530,000	4.250	%(j)	05/15/39	$ 8,926,714
13,000,000	3.750		11/15/43	17,056,406
210,000	3.375	(j)	05/15/44	261,713
15,240,000	2.875		11/15/46	17,678,400
76,830,000	2.375	(j)	11/15/49	81,787,936
1,570,000	2.000		02/15/50	1,542,034
United States Treasury Notes
125,350,000	0.125		08/31/22	125,359,794
19,650,000	2.625		02/28/23	20,444,443
2,630,000	2.000		04/30/24	2,747,117
2,680,000	2.625		03/31/25	2,878,697
20,000	0.500		02/28/26	19,698
74,520,000	0.750		03/31/26	74,193,975
1,000,000	1.625		09/30/26	1,035,938

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$36,550,000	0.750%	01/31/28	$ 35,584,852
22,790,000	1.125	02/29/28	22,725,903
23,190,000	1.250	03/31/28	23,284,209
5,560,000	3.125	11/15/28	6,289,750
United States Treasury Strip Coupon(e)
50,580,000	0.000	02/15/38	36,249,196
94,430,000	0.000	08/15/38	66,728,459

TOTAL U.S. TREASURY OBLIGATIONS (Cost $562,817,278)			$ 544,795,234

Shares	Dividend Rate		Value

Investment Company(j)(k) – 5.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
106,617,605	0.026%		$ 106,617,605
(Cost $106,617,605)

TOTAL INVESTMENTS – 110.8% (Cost $2,287,147,706)			$2,323,611,481

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.8)%			(225,887,166)

NET ASSETS – 100.0%			$2,097,724,315

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2021.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Actual maturity date is July 28, 2121.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $271,329,865 which represents approximately 12.9% of the Fund’s net assets as of June 30, 2021.

(i)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $10,709,645, which represents approximately 0.5% of the Fund’s net assets as of June 30, 2021.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Barclays Bank PLC	USD	6,402,696	NZD	8,877,788	09/15/21	$198,587
	USD	7,555,079	SEK	62,415,682	09/15/21	256,664
BofA Securities LLC	USD	3,240,066	EUR	2,707,915	09/10/21	24,426
Citibank NA	USD	7,151,270	NOK	59,066,343	09/15/21	289,043
JPMorgan Securities, Inc.	USD	6,876,281	CAD	8,304,072	09/15/21	177,504
	USD	102,789,227	JPY	11,161,532,683	08/10/21	2,286,820
MS & Co. Int. PLC	USD	6,687,772	AUD	8,626,188	09/15/21	216,447
State Street Bank and Trust	USD	11,315,145	JPY	1,236,299,514	08/26/21	181,568
	USD	7,652,955	JPY	847,964,250	09/15/21	15,175
UBS AG (London)	USD	10,917,094	GBP	7,685,307	08/05/21	284,933

TOTAL						$3,931,167

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Australia & New Zealand Banking Group	NZD	7,460,827	USD	5,236,232	09/15/21	$(22,345)
Barclays Bank PLC	EUR	11,197,004	USD	13,649,674	09/15/21	(351,776)
BofA Securities LLC	EUR	1,628,628	USD	1,948,681	09/10/21	(14,691)
	SEK	58,327,450	EUR	5,760,576	09/15/21	(21,065)
Credit Suisse International (London)	NOK	51,791,247	EUR	5,085,301	09/15/21	(22,438)
JPMorgan Securities, Inc.	JPY	803,673,306	USD	7,350,942	09/15/21	(112,099)
MS & Co. Int. PLC	AUD	6,947,826	USD	5,235,590	09/15/21	(23,365)
	CAD	7,927,790	USD	6,444,593	09/15/21	(49,357)
	EUR	34,603	USD	41,275	09/10/21	(184)
State Street Bank and Trust	GBP	1,441,933	USD	2,014,249	08/05/21	(19,421)
UBS AG (London)	GBP	763,517	USD	1,084,588	08/05/21	(28,307)

TOTAL						$(665,048)

FORWARD SALES CONTRACTS — At June 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
FNMA	4.500%	TBA-30yr	07/14/20	$(15,000,000)	$(16,137,876)
GNMA	4.000	TBA-30yr	07/21/20	(10,000,000)	(10,557,601)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	07/14/21	(5,000,000)	(5,323,827)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	08/12/21	(3,000,000)	(3,196,875)

TOTAL ((Proceeds Receivable: $35,282,852))					$(35,216,179)

(a)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	624	09/30/21	$137,479,875	$(229,407)
20 Year U.S. Treasury Bonds	897	09/21/21	144,192,750	3,288,211
10 Year U.S. Treasury Notes	950	09/21/21	$125,875,000	368,662
Total				$3,427,466
Short position contracts:
Euro Buxl 30 Year Bonds	(1)	09/08/21	(240,992)	22
Japan 10 Year Government Bonds	(8)	09/13/21	(10,923,264)	(12,990)
Ultra Long U.S. Treasury Bonds	(163)	09/21/21	(31,408,063)	(696,242)
Ultra 10 Year U.S. Treasury Notes	(778)	09/21/21	(114,524,031)	(1,958,826)
5 Year U.S. Treasury Notes	(248)	09/30/21	(30,610,563)	25,696
5 Year German Euro-Bobl	(9)	09/08/21	(1,431,615)	(228)
10 Year German Euro-Bund	(4)	09/08/21	(818,689)	942

Total				$(2,641,626)

TOTAL FUTURES CONTRACTS				$785,840

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M AUDOR(a)	0.190%(a)	02/22/23	AUD	122,070(b)	$(77,100)	$(1,459,879)	$1,382,779
6M CDOR(c)	0.804(c)	02/28/23	CAD	153,730(b)	(99,932)	20,131	(120,063)
6M CDOR(c)	0.750(c)	03/01/23		255,070(b)	(279,824)	(70,318)	(209,506)
0.275%(c)	3M LIBOR(a)	03/03/23		$199,000(b)	100,057	42,139	57,918
(0.430)(d)	6M EURO(c)	05/17/23	EUR	5,350(b)	89	(13,199)	13,288
6M CDOR(c)	1.100(c)	06/15/23	CAD	86,630(b)	(4,864)	2,737	(7,601)
0.450(c)	3M LIBOR(a)	06/15/23		$69,300(b)	(1,656)	(1,044)	(612)
6M CDOR(c)	0.700(c)	11/18/23	CAD	40,600(b)	(223,867)	(666,846)	442,979
3M AUDOR(a)	0.500(a)	01/25/24	AUD	55,530(b)	(93,489)	(22,190)	(71,299)
3M AUDOR(a)	0.500(a)	02/24/24		33,630(b)	(11,619)	83,263	(94,882)
0.486(a)	3M AUDOR(a)	06/29/24		11,970(b)	(1,549)	444	(1,993)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$38,780(b)	1,380	13,033	(11,653)
3M LIBOR(a)	0.250(c)	09/15/24		16,630(b)	(198,040)	(159,498)	(38,542)
0.400(a)	3M AUDOR(a)	09/15/24	AUD	20,800(b)	76,875	(26,176)	103,051
1.550(c)	6M AUDOR(c)	02/23/26		5,160(b)	(10,221)	(53,504)	43,283
6M EURO(c)	0.000(d)	05/17/26	EUR	6,730(b)	16,833	(18,359)	35,192
6M GBP(d)	0.000(d)	09/15/26	GBP	44,570(b)	(1,523,906)	(1,510,316)	(13,590)
3M STIBOR(a)	0.500(d)	09/15/26	SEK	312,530(b)	154,905	213,224	(58,319)
0.500(c)	3M LIBOR(a)	09/15/26		$17,590(b)	450,601	428,489	22,112
(0.500)(0.500)(d)	6M EURO(d)	09/15/26	EUR	20,850(b)	168,746	153,841	14,905
6M EURO(c)	0.000(d)	02/16/27		8,020(b)	31,904	20,312	11,592
0.250(c)	6M JYOR(c)	03/19/30	JPY	1,380,660(b)	(88,117)	(76,069)	(12,048)
6M EURO(c)	0.050(d)	05/21/30	EUR	32,040(b)	(502,498)	(1,292,789)	790,291
6M AUDOR(c)	1.240(c)	10/28/30	AUD	10,420(b)	(347,391)	(647,261)	299,870
1.240(d)	6M NIBOR(c)	10/29/30	NOK	87,620(b)	289,499	(818,508)	1,108,007
6M AUDOR(c)	1.710(c)	01/21/31	AUD	19,780(b)	(359,586)	(564,930)	205,344
1.000(d)	6M GBP(d)	01/26/31	GBP	12,010(b)	(49,837)	27,448	(77,285)
1.000(d)	6M GBP(d)	02/10/31		11,600(b)	(46,364)	48,726	(95,090)
6M EURO(c)	0.500(d)	02/12/31	EUR	16,360(b)	88,149	203,412	(115,263)
6M AUDOR(c)	2.500(c)	02/24/31	AUD	4,730(b)	40,857	(157,976)	198,833
3M LIBOR(a)	2.209(c)	02/25/31		$20,560(b)	283,557	(86,659)	370,216
3M STIBOR(a)	1.272(d)	05/11/31	SEK	73,110(b)	55,638	(12,244)	67,882
2.130(d)	6M NIBOR(c)	05/11/31	NOK	68,170(b)	(85,619)	13,076	(98,695)
0.250(d)	6M EURO(c)	05/17/31	EUR	3,000(b)	(31,464)	(8,583)	(22,881)
1.926(d)	6M NIBOR(c)	06/29/31	NOK	19,870(b)	(3,848)	36	(3,884)
3M LIBOR(a)	1.000(c)	09/15/31		$12,090(b)	(537,641)	(555,304)	17,663
3M STIBOR(a)	1.000(d)	09/15/31	SEK	58,450(b)	143,039	125,982	17,057
6M CDOR(c)	1.250(c)	09/15/31	CAD	15,290(b)	(725,081)	(756,851)	31,770
6M AUDOR(c)	2.000(c)	09/15/31	AUD	6,100(b)	159,362	188,058	(28,696)
(0.250)(c)	6M EURO(c)	09/15/31	EUR	220(b)	10,038	10,459	(421)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)
Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250%(d)	6M GBP(d)	09/15/31	GBP	24,980(b)	$1,609,443	$1,725,270	$(115,827)
0.000(c)	6M JYOR(c)	09/15/31	JPY	1,346,000(b)	112,826	115,217	(2,391)
2.000(d)	6M NIBOR(c)	09/15/31	NOK	72,200(b)	(229,265)	(167,403)	(61,862)
6M EURO(c)	0.500%(d)	09/16/31	EUR	17,280(b)	11,548	17,119	(5,571)
3M NZDOR(a)	3.000(c)	09/16/31	NZD	2,530(b)	42,762	10,133	32,629
2.500(c)	3M LIBOR(a)	09/17/31		$16,880(b)	(428,205)	(423,413)	(4,792)
2.431(c)	3M LIBOR(a)	02/25/36		25,320(b)	(374,939)	39,036	(413,975)
0.260(d)	6M EURO(c)	05/21/40	EUR	17,260(b)	1,202,032	(339,036)	1,541,068
2.750(c)	6M AUDOR(c)	02/24/41	AUD	1,600(b)	(24,762)	(34,185)	9,423
6M CDOR(c)	1.750(c)	09/15/51	CAD	8,910(b)	(806,711)	(1,022,856)	216,145
1.250(c)	3M LIBOR(a)	09/15/51		$6,210(b)	791,729	1,052,981	(261,252)
0.000(d)	6M EURO(c)	09/15/51	EUR	280(b)	46,393	47,486	(1,093)
0.250(c)	6M JYOR(c)	09/15/51	JPY	454,080(b)	305,570	302,055	3,515

TOTAL					$(973,563)	$(6,061,289)	$5,087,726

(a)	Payments made quarterly.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

(c)	Payments made semi-annually.

(d)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 8	3.000%	7.915%	Citibank NA	10/17/57	$2,600	$(363,729)	$(401,099)	$37,370
Markit CMBX Series 11	3.000	3.624	Citibank NA	11/18/54	3,350	(112,435)	(515,282)	402,847
Markit CMBX Series 8	3.000	7.915	Citibank NA	10/17/57	2,450	(342,541)	(663,763)	321,222
Markit CMBX Series 10	3.000	4.922	Citibank NA	11/17/59	900	(78,862)	(155,415)	76,553
Markit CMBX Series 11	3.000	3.624	JPMorgan Securities, Inc.	11/18/54	1,100	(37,010)	(333,744)	296,734
Markit CMBX Series 11	3.000	3.624	MS & Co. Int. PLC	11/18/54	1,100	(36,919)	(306,374)	269,455

TOTAL						$(971,496)	$(2,375,677)	$1,404,181

(a)	Payments made monthly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)	Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.IG Index 28	1.000%	0.218%	06/20/22	$ 33,100	$264,715	$221,903	$42,812
CDX.NA.IG Index 34	1.000	0.245	06/20/23	25,375	387,220	213,927	173,293
CDX.NA.IG Index 34	1.000	0.480	06/20/25	130,600	2,710,017	1,373,936	1,336,081
General Electric Company, 2.700%, 10/09/22	1.000	0.715	06/20/26	3,875	54,963	52,498	2,465
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.544	06/20/26	4,260	96,864	84,212	12,652
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.313	12/20/24	1,080	26,221	9,940	16,281
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.471	12/20/25	5,030	120,067	25,987	94,080
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.283	06/20/24	2,950	64,161	29,578	34,583
Republic of Chile, 3.875%, 08/05/20	1.000	0.386	12/20/24	1,000	21,680	14,705	6,975
Republic of Chile, 3.875%, 08/05/20	1.000	0.520	12/20/25	5,120	110,793	95,861	14,932
Republic of Colombia, 10.375%, 01/28/33	1.000	0.875	06/20/24	210	843	(761)	1,604
Republic of Colombia, 10.375%, 01/28/33	1.000	1.252	12/20/25	2,450	(26,292)	13,994	(40,286)
Republic of Indonesia, 3.700%, 01/08/22	1.000	0.749	06/20/26	4,410	55,356	52,729	2,627
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.382	06/20/24	2,160	40,463	7,599	32,864
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.669	12/20/25	3,850	57,334	52,264	5,070
Republic of Peru, 8.750%, 11/21/33	1.000	0.738	12/20/25	2,150	25,592	16,061	9,531
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.400	12/20/25	4,530	122,287	85,791	36,496
Russian Federation, 7.500%, 03/31/30	1.000	0.832	06/20/26	2,480	21,100	7,625	13,475
Russian Federation, 7.500%, 03/31/30	1.000	0.577	12/20/24	750	11,241	2,067	9,174
Russian Federation, 7.500%, 03/31/30	1.000	0.748	12/20/25	5,070	58,101	52,948	5,153
State of Qatar, 9.750%, 06/15/30	1.000	0.253	12/20/24	170	4,485	2,495	1,990
State of Qatar, 9.750%, 06/15/30	1.000	0.352	12/20/25	4,350	127,033	87,186	39,847
The Boeing Co., 8.750%, 08/15/21	1.000	0.879	06/20/24	1,225	4,750	15,807	(11,057)
United Mexican States, 4.150%, 03/28/27	1.000	0.929	06/20/26	3,980	14,930	16,268	(1,338)
United Mexican States, 4.150%, 03/28/27	1.000	0.826	12/20/25	6,530	52,063	(113,878)	165,941

TOTAL					$4,425,987	$2,420,742	$2,005,245

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	BofA Securities LLC	0.632%	12/23/2021	22,940,000	$22,940,000	$55,905	$64,131	$(8,226)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	45,230,000	45,230,000	227,163	326,595	(99,432)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	14,170,000	14,170,000	106,373	126,432	(20,059)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	13,700,000	13,700,000	45,038	138,664	(93,626)

				96,040,000	$96,040,000	$434,479	$655,822	$(221,343)

Puts
6M IRS	JPMorgan Securities, Inc.	0.750	08/10/2021	27,050,000	27,050,000	334,189	137,955	196,234
3M IRS	JPMorgan Securities, Inc.	0.670	07/06/2021	1,370,000	1,370,000	49	18,949	(18,900)
3M IRS	MS & Co. Int. PLC	0.650	07/07/2021	269,050,000	269,050,000	3	23,630	(23,627)
6M IRS	Citibank NA	1.110	11/15/2021	4,650,000	4,650,000	32,549	45,012	(12,463)
6M IRS	UBS AG (London)	1.195	11/18/2021	3,160,000	3,160,000	17,967	22,594	(4,627)
3M IRS	UBS AG (London)	0.165	08/19/2021	7,900,000	7,900,000	9,340	37,507	(28,167)
3M IRS	BNP Paribas SA	0.165	08/19/2021	9,920,000	9,920,000	11,729	41,783	(30,054)
3M IRS	Citibank NA	0.165	08/20/2021	4,370,000	4,370,000	5,311	19,771	(14,460)
1Y IRS	Barclays Bank PLC	0.427	05/26/2022	480,560,000	480,560,000	60,433	83,656	(23,223)

				808,030,000	808,030,000	471,570	430,857	40,713

Total purchased option contracts				904,070,000	$904,070,000	$906,049	$1,086,679	$(180,630)

Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297	12/23/2021	(7,450,000)	(7,450,000)	(69,973)	(64,127)	(5,846)
1M IRS	Citibank NA	0.080	07/14/2021	(5,140,000)	(5,140,000)	(9,419)	(23,146)	13,727
1M IRS	Citibank NA	0.134	07/07/2021	(5,140,000)	(5,140,000)	(23,032)	(24,508)	1,476
1M IRS	Citibank NA	1.583	07/01/2021	(5,070,000)	(5,070,000)	(73,689)	(38,785)	(34,904)
1Y IRS	Citibank NA	0.105	02/14/2022	(12,480,000)	(12,480,000)	(108,858)	(113,598)	4,740
6M IRS	Citibank NA	0.856	11/22/2021	(51,890,000)	(51,890,000)	(157,579)	(179,020)	21,441
1M IRS	Deutsche Bank AG (London)	1.472	07/19/2021	(5,070,000)	(5,070,000)	(38,553)	(38,532)	(21)
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(67,850,000)	(67,850,000)	(171,580)	(272,329)	100,749

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Written option contracts (continued)
1M IRS	JPMorgan Securities, Inc.	0.096%	07/21/2021	(5,140,000)	$(5,140,000)	$(16,460)	$(27,292)	$10,832
1Y IRS	JPMorgan Securities, Inc.	0.105	02/14/2022	(6,880,000)	(6,880,000)	(60,012)	(62,442)	2,430
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(7,470,000)	(7,470,000)	(116,517)	(126,499)	9,982
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,700,000)	(2,700,000)	(49,489)	(140,244)	90,755
1M IRS	MS & Co. Int. PLC	1.478	07/26/2021	(5,070,000)	(5,070,000)	(44,092)	(36,757)	(7,335)
1M IRS	MS & Co. Int. PLC	1.565	07/07/2021	(5,070,000)	(5,070,000)	(66,473)	(33,462)	(33,011)
1M IRS	UBS AG (London)	0.129	07/28/2021	(5,140,000)	(5,140,000)	(30,710)	(24,978)	(5,732)

				(197,560,000)	$(197,560,000)	$(1,036,436)	$(1,205,719)	$169,283

Puts
1Y IRS	BNP Paribas SA	0.107	05/26/2022	(8,470,000)	(8,470,000)	(63,360)	(86,334)	22,974
3M IRS	BNP Paribas SA	0.025	08/19/2021	(9,920,000)	(9,920,000)	(3,717)	(15,820)	12,103
3M IRS	BNP Paribas SA	0.095	08/19/2021	(9,920,000)	(9,920,000)	(6,281)	(25,964)	19,683
1M IRS	Citibank NA	0.080	07/14/2021	(5,140,000)	(5,140,000)	(26,995)	(23,146)	(3,849)
1M IRS	Citibank NA	0.134	07/07/2021	(5,140,000)	(5,140,000)	(5,715)	(24,508)	18,793
1M IRS	Citibank NA	1.583	07/01/2021	(5,070,000)	(5,070,000)	(4)	(38,785)	38,781
1Y IRS	Citibank NA	0.105	02/14/2022	(12,480,000)	(12,480,000)	(59,710)	(112,423)	52,713
3M IRS	Citibank NA	0.021	08/20/2021	(4,370,000)	(4,370,000)	(1,658)	(8,015)	6,357
3M IRS	Citibank NA	0.093	08/20/2021	(4,370,000)	(4,370,000)	(2,818)	(11,755)	8,937
3M IRS	Citibank NA	2.402	07/06/2021	(1,500,000)	(1,500,000)	—	(19,950)	19,950
1M IRS	Deutsche Bank AG (London)	1.472	07/19/2021	(5,070,000)	(5,070,000)	(21,973)	(38,532)	16,559
1M IRS	JPMorgan Securities, Inc.	0.096	07/21/2021	(5,140,000)	(5,140,000)	(25,668)	(27,292)	1,624
1Y IRS	JPMorgan Securities, Inc.	0.105	02/14/2022	(6,880,000)	(6,880,000)	(32,918)	(62,442)	29,524
6M IRS	JPMorgan Securities, Inc.	0.878	08/10/2021	(27,050,000)	(27,050,000)	(197,067)	(83,855)	(113,212)
6M IRS	JPMorgan Securities, Inc.	1.006	08/10/2021	(27,050,000)	(27,050,000)	(99,782)	(54,100)	(45,682)
1M IRS	MS & Co. Int. PLC	1.478	07/26/2021	(5,070,000)	(5,070,000)	(26,564)	(36,757)	10,193
1M IRS	MS & Co. Int. PLC	1.565	07/07/2021	(5,070,000)	(5,070,000)	(1,969)	(33,462)	31,493
3M IRS	MS & Co. Int. PLC	2.350	07/07/2021	(1,500,000)	(1,500,000)	—	(25,800)	25,800
6M IRS	MS & Co. Int. PLC	0.075	11/18/2021	(4,530,000)	(4,530,000)	(10,429)	(23,264)	12,835
1M IRS	UBS AG (London)	0.129	07/28/2021	(5,140,000)	(5,140,000)	(20,989)	(24,977)	3,988
3M IRS	UBS AG (London)	0.022	08/19/2021	(7,900,000)	(7,900,000)	(2,901)	(14,426)	11,525
3M IRS	UBS AG (London)	0.094	08/19/2021	(7,900,000)	(7,900,000)	(4,941)	(23,081)	18,140
6M IRS	UBS AG (London)	0.145	11/15/2021	(6,690,000)	(6,690,000)	(21,573)	(46,084)	24,511

				(181,370,000)	$(181,370,000)	$(637,032)	$(860,772)	$223,740

Total written option contracts				(378,930,000)	$(378,930,000)	$(1,673,468)	$(2,066,491)	$393,023

TOTAL				525,140,000	$525,140,000	$(767,419)	$(979,812)	$212,393

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS —	1 Month Interest Rate Swaptions
3M IRS —	3 Month Interest Rate Swaptions
1Y IRS —	1 Year Interest Rate Swaptions
3Y IRS —	3 Year Interest Rate Swaptions
6M IRS —	6 Month Interest Rate Swaptions
BofA Securities LLC —	Bank of America Securities LLC
CDX.NA.IG Index 28 —	CDX North America Investment Grade Index 28
CDX.NA.IG Index 34 —	CDX North America Investment Grade Index 34
MS & Co. Int. PLC —	Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – 39.4%
British Pound – 1.4%
United Kingdom Gilt
GBP	2,980,000	3.500%	01/22/45	$ 6,045,133
	1,020,000	1.750	07/22/57	1,642,477
	710,000	3.500	07/22/68	1,836,401

				9,524,011

Canadian Dollar – 1.2%
British Columbia Province of Canada
CAD	2,600,000	2.850	06/18/25	2,244,335
	2,000,000	4.950	06/18/40	2,238,964
Ontario Province of Canada
	1,700,000	2.600	06/02/25	1,450,376
	2,300,000	4.650	06/02/41	2,483,893

				8,417,568

Chinese Yuan – 5.6%
Agricultural Development Bank of China
CNY	12,220,000	3.740	07/12/29	1,917,804
	32,800,000	2.960	04/17/30	4,852,769
China Development Bank
	17,690,000	3.340	07/14/25	2,746,432
	26,490,000	3.500	08/13/26	4,129,528
	7,420,000	4.040	04/10/27	1,185,777
	590,000	3.650	05/21/29	92,068
	10,700,000	3.450	09/20/29	1,646,237
	27,380,000	3.090	06/18/30	4,092,674
China Government Bond
	18,480,000	3.250	06/06/26	2,899,087
	19,000,000	2.850	06/04/27	2,903,844
	12,660,000	3.280	12/03/27	1,984,488
	22,460,000	3.250	11/22/28	3,510,349
	8,400,000	3.290	05/23/29	1,316,763

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Chinese Yuan – (continued)
China Government Bond - (continued)
CNY	2,890,000	4.080%		10/22/48	$ 478,935
	25,690,000	3.860		07/22/49	4,080,907
	2,790,000	3.390		03/16/50	407,556

					38,245,218

Euro – 10.5%
Federal Republic of Germany
EUR	15,060,000	1.500		05/15/23	18,598,657
	650,000	2.500		08/15/46	1,206,050
French Republic Government Bond OAT
	1,700,000	4.500		04/25/41	3,496,302
	310,000	3.250		05/25/45	572,852
	800,000	1.750	(a)	05/25/66	1,194,819
Ireland Government Bond
	1,120,000	0.200		10/18/30	1,344,959
Italy Buoni Poliennali Del Tesoro
	4,710,000	0.950		03/15/23	5,711,995
	4,190,000	6.000		05/01/31	7,442,106
	1,750,000	2.950	(a)	09/01/38	2,572,248
	1,000,000	2.800	(a)	03/01/67	1,404,699
Italy Certificati di Credito del Tesoro/CCTS-eu(b) (-1x6M Euribor + 1.850%)
	4,320,000	1.323		01/15/25	5,402,792
Kingdom of Belgium(a)
	960,000	4.250		03/28/41	1,912,651
	250,000	2.150		06/22/66	415,069
Portugal Obrigacoes do Tesouro OT(a)
	1,200,000	1.950		06/15/29	1,635,097
Republic of Austria Government Bond(a)
	450,000	1.500		11/02/86	699,677
	280,000	2.100	(c)	09/20/17	549,580
	280,000	0.850	(d)	06/30/20	304,603
Republic of Indonesia(a)
	650,000	2.625		06/14/23	807,492
	240,000	2.150		07/18/24	300,819

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Republic of Romania
EUR	630,000	2.124%		07/16/31	$ 769,573
	70,000	2.000	(a)	01/28/32	83,978
	400,000	3.375	(a)	01/28/50	506,167
Spain Government Bond
	2,075,000	5.900	(a)	07/30/26	3,230,448
	3,250,000	1.500	(a)	04/30/27	4,220,212
	1,730,000	1.250	(a)	10/31/30	2,222,122
	2,940,000	0.100		04/30/31	3,381,522
	1,110,000	3.450	(a)	07/30/66	2,029,764

					72,016,253

Indonesian Rupiah – 0.2%
Republic of Indonesia
IDR	12,964,000,000	8.750		05/15/31	1,023,709

Israeli Shekel – 0.1%
Israel Government Bond
ILS	2,430,000	2.000		03/31/27	803,472

Japanese Yen – 16.2%
Government of Japan
JPY	3,400,100,000	0.005		06/01/23	30,674,506
	650,450,000	0.100		09/20/24	5,898,459
	11,150,000	0.100		03/20/31	100,841
	596,200,000	2.500		09/20/34	6,983,958
	367,900,000	0.400		03/20/39	3,329,728
	1,559,600,000	0.500		03/20/41	14,192,297
	9,900,000	0.700		03/20/51	89,443
	406,700,000	0.700		03/20/61	3,588,712
Japan Treasury Discount Bill(e)
	3,775,650,000	0.000		09/06/21	33,992,235
Japanese Government CPI Linked Bond
	1,246,150,089	0.100		03/10/29	11,522,191

					110,372,370

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Russian Ruble – 0.1%
Russian Federation Bond
RUB	26,160,000	7.050%		01/19/28	$ 359,654

Singapore Dollar – 0.2%
Singapore Government Bond
SGD	2,150,000	2.750		07/01/23	1,670,707

South Korean Won – 0.9%
Inflation Linked Korea Treasury Bond
KRW	1,867,071,522	1.000		06/10/26	1,671,554
Korea Treasury Bond
	2,598,070,000	1.875		06/10/29	2,286,387
	2,641,660,000	1.375		12/10/29	2,224,073

					6,182,014

Thai Baht – 0.9%
Thailand Government Bond
THB	126,490,000	1.875		06/17/22	3,980,760
	76,900,000	2.400		12/17/23	2,495,321

					6,476,081

United States Dollar – 2.1%
Abu Dhabi Government International Bond
	$500,000	3.125	(a)	10/11/27	549,313
	1,370,000	4.125		10/11/47	1,633,297
	600,000	4.125	(a)	10/11/47	715,313
Republic of Indonesia
	970,000	5.875		01/15/24	1,094,463
	200,000	4.125	(a)	01/15/25	220,913
	4,340,000	4.125		01/15/25	4,793,801
	790,000	3.850	(a)	07/18/27	878,529
Republic of Peru(f)
	10,000	2.780		12/01/60	8,911
	100,000	3.230	(g)	07/28/21	87,706
Republic of Qatar(a)
	1,820,000	5.103		04/23/48	2,414,685
Republic of Uruguay(f)
	190,000	4.375		01/23/31	221,326
United Mexican States(f)
	780,000	2.659		05/24/31	761,621
	811,000	3.771		05/24/61	754,382

					14,134,260

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $257,463,686)					$269,225,317

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 36.9%
Aerospace & Defense(f) – 1.0%
Airbus SE
EUR	550,000	2.375%	06/09/40	$ 757,519
Northrop Grumman Corp.
	$1,700,000	2.930	01/15/25	1,812,489
	1,100,000	3.250	01/15/28	1,200,507
Raytheon Technologies Corp.
	27,000	3.650	08/16/23	28,645
Teledyne Technologies, Inc.
	1,250,000	0.950	04/01/24	1,251,637
The Boeing Co.
	1,075,000	5.150	05/01/30	1,273,929
	225,000	3.250	02/01/35	228,722
	225,000	3.375	06/15/46	216,754
	80,000	3.625	03/01/48	79,784
	80,000	3.850	11/01/48	82,547
	80,000	5.805	05/01/50	107,943

				7,040,476

Agriculture(f) – 0.3%
Altria Group, Inc.
EUR	200,000	3.125	06/15/31	273,135
BAT Capital Corp.
	$50,000	3.557	08/15/27	53,503
	1,450,000	2.259	03/25/28	1,441,822

				1,768,460

Automotive – 0.4%
General Motors Financial Co., Inc.(f)
	1,725,000	1.500	06/10/26	1,715,909
	200,000	5.650	01/17/29	243,762

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – continued
Volkswagen Leasing GmbH
EUR	600,000	1.625%		08/15/25	$ 754,678

					2,714,349

Banks – 11.8%
ABN AMRO Bank NV(b)(f)
(-1x 5 Year EUR Swap + 4.674%)
	500,000	4.375		09/22/49	641,924
(1 year CMT + 0.800%)
	$1,200,000	1.542		06/16/27	1,193,244
AIB Group PLC(b)(f)
(-1X 1 year EUR Swap + 0.750%)
EUR	925,000	0.500		11/17/27	1,099,188
(-1X 5 year EUR Swap + 3.300%)
	675,000	2.875		05/30/31	855,488
(3M USD LIBOR + 1.874%)
	$1,250,000	4.263	(a)	04/10/25	1,349,337
Australia & New Zealand Banking Group Ltd.(a)(b)(f) (5 Year CMT + 1.288%)
	750,000	2.950		07/22/30	780,000
Banco Santander SA
	800,000	2.706		06/27/24	842,104
	400,000	3.306		06/27/29	434,456
	1,600,000	3.490		05/28/30	1,727,536
EUR	500,000	1.625		10/22/30	611,153
	$800,000	2.749		12/03/30	792,872
Bank of America Corp.(b)(f)
(3M USD LIBOR + 0.810%)
	2,900,000	3.366		01/23/26	3,125,649
(SOFR + 2.150%)
	375,000	2.592		04/29/31	386,029
Bank of Ireland Group PLC(b)(f)
(-1X 1 year EUR Swap + 0.770%)
EUR	625,000	0.375		05/10/27	737,033
(-1X 1 year EUR Swap + 1.650%)
	975,000	1.375		08/11/31	1,149,748
Barclays PLC(f)
	$900,000	3.684		01/10/23	915,264
(3M USD LIBOR + 1.400%)
	800,000	4.610	(b)	02/15/23	820,280
BNP Paribas SA
	1,250,000	3.375		01/09/25	1,342,775
	1,450,000	3.375	(a)	01/09/25	1,557,619

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA – (continued)
(-1X 3M Euribor + 0.950%)
EUR	900,000	0.500	%(b)(f)	09/01/28	$ 1,064,593
(3M Euribor + 1.800%)
	1,100,000	2.125	(b)(f)	01/23/27	1,407,876
(5 Year USD Swap + 1.483%)
	$950,000	4.375	(a)(b)(f)	03/01/33	1,050,586
(SOFR + 1.004%)
	575,000	1.323	(a)(b)(f)	01/13/27	567,870
(SOFR + 2.074%)
	550,000	2.219	(a)(b)(f)	06/09/26	567,077
BPCE SA(a)
	2,350,000	4.000		09/12/23	2,520,774
(SOFR + 1.520%)
	1,000,000	1.652	(b)(f)	10/06/26	1,004,100
CaixaBank SA
EUR	400,000	1.125		05/17/24	490,407
(-1X 3M Euribor + 0.850%)
	900,000	0.375	(b)(f)	11/18/26	1,068,680
Citigroup, Inc.
	$1,210,000	3.500		05/15/23	1,275,388
GBP	600,000	2.750	(f)	01/24/24	870,881
(SOFR + 0.686%)
	$1,575,000	0.776	(b)(f)	10/30/24	1,578,717
(SOFR + 2.842%)
	1,700,000	3.106	(b)(f)	04/08/26	1,818,728
(SOFR + 3.914%)
	25,000	4.412	(b)(f)	03/31/31	29,228
Citizens Bank NA(f)
	250,000	3.250		02/14/22	253,953
Commerzbank AG
EUR	550,000	4.000		03/23/26	736,252
Commonwealth Bank of Australia(a)(b)(f) (5 Year CMT + 2.050%)
	$1,000,000	3.610		09/12/34	1,060,900
Cooperatieve Rabobank UA
EUR	550,000	3.875		07/25/23	705,594
Credit Agricole SA(a)(b)(f)
(SOFR + 0.892%)
	$1,100,000	1.247		01/26/27	1,082,499
(SOFR + 1.676%)
	300,000	1.907		06/16/26	305,757
Credit Suisse AG
	1,000,000	2.950		04/09/25	1,071,570

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG(a)(b)(f)
(3M USD LIBOR + 1.410%)
	$2,800,000	3.869%		01/12/29	$ 3,081,344
(SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,613,085
Deutsche Bank AG(b)(f)
(-1X 3M Euribor + 2.050%)
EUR	1,600,000	1.750		11/19/30	2,004,278
(SOFR + 1.870%)
	$275,000	2.129		11/24/26	279,241
(SOFR + 2.159%)
	600,000	2.222		09/18/24	616,104
Erste Group Bank AG(b)(f) (5 Year EUR Swap + 6.204%)
EUR	600,000	6.500		04/15/49	797,713
Fifth Third Bancorp(f)
	$575,000	2.375		01/28/25	602,577
HSBC Holdings PLC
	200,000	4.250		08/18/25	221,256
	450,000	4.950		03/31/30	543,087
(3M USD LIBOR + 1.211%)
	2,150,000	3.803	(b)(f)	03/11/25	2,311,830
Intesa Sanpaolo SpA
EUR	575,000	1.350		02/24/31	681,350
JPMorgan Chase & Co.(f)
	$3,200,000	3.625		12/01/27	3,515,456
(3M USD LIBOR + 0.730%)
	305,000	3.559	(b)	04/23/24	321,626
(3M USD LIBOR + 0.890%)
	300,000	3.797	(b)	07/23/24	319,404
(SOFR + 2.515%)
	750,000	2.956	(b)	05/13/31	788,242
Kreditanstalt fuer Wiederaufbau(h)
EUR	3,000,000	0.625		01/07/28	3,760,761
Macquarie Bank Ltd.(a)(b)(f) (5 year CMT + 1.700%)
	$800,000	3.052		03/03/36	796,496
Macquarie Group Ltd.
EUR	350,000	0.625		02/03/27	420,744
(3M USD LIBOR + 1.372%)
	$380,000	3.763	(a)(b)(f)	11/28/28	417,172
(SOFR + 1.069%)
	400,000	1.340	(a)(b)(f)	01/12/27	396,300
Natwest Group PLC
	200,000	3.875		09/12/23	213,650
(1 year CMT + 0.900%)
	700,000	1.642	(b)(f)	06/14/27	699,965
(3M USD LIBOR + 1.480%)
	1,200,000	3.498	(b)(f)	05/15/23	1,230,984

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Regions Financial Corp.(f)
	$210,000	3.800%		08/14/23	$ 223,942
Santander UK Group Holdings PLC(b)(f)
(1 year CMT + 1.250%)
	1,000,000	1.532		08/21/26	1,001,860
(SOFR + 0.787%)
	1,250,000	1.089		03/15/25	1,254,787
Societe Generale SA
EUR	1,700,000	1.750		03/22/29	2,160,407
(-1X 3M Euribor + 1.280%)
	300,000	0.875	(b)(f)	09/22/28	361,345
(1 year CMT + 1.100%)
	$1,500,000	1.488	(a)(b)(f)	12/14/26	1,487,205
Standard Chartered PLC(a)(b)(f)
(1 year CMT + 0.880%)
	325,000	1.214		03/23/25	326,606
(1 year CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,535,585
The Huntington National Bank(f)
	300,000	1.800		02/03/23	306,303
The PNC Financial Services Group, Inc.(f)
	600,000	3.500		01/23/24	644,142
UniCredit SpA(b)(f)(-1X 3M Euribor + 2.550%)
EUR	350,000	2.200		07/22/27	441,615
Wells Fargo & Co.(b)(f) (SOFR + 2.000%)
	$2,450,000	2.188		04/30/26	2,543,565
Westpac Banking Corp.(b)(f)
(5 year CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,244,832
(5 year CMT + 1.750%)
	475,000	2.668		11/15/35	467,676

					80,525,664

Beverages(f) – 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	750,000	4.900		02/01/46	948,683
Anheuser-Busch InBev Worldwide, Inc.
	1,700,000	4.750		01/23/29	2,024,904
Bacardi Ltd.(a)
	1,200,000	4.700		05/15/28	1,393,644
Constellation Brands, Inc.
	1,500,000	3.200		02/15/23	1,562,340
	1,500,000	4.400		11/15/25	1,694,025
	1,550,000	2.875		05/01/30	1,627,887

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages(f) – (continued)
Diageo Capital PLC
	$1,950,000	2.000%	04/29/30	$ 1,953,490
Keurig Dr Pepper, Inc.
	3,250,000	4.417	05/25/25	3,648,840

				14,853,813

Biotechnology(f) – 0.2%
Biogen, Inc.
	1,600,000	2.250	05/01/30	1,604,256

Building Materials(f) – 0.1%
Carrier Global Corp.
	650,000	2.493	02/15/27	680,205
	225,000	2.722	02/15/30	233,269

				913,474

Capital Goods – 0.2%
European Union
EUR	1,100,000	0.000	07/06/26	1,329,655

Chemicals – 0.5%
CNAC HK Finbridge Co. Ltd.
	$200,000	3.875	06/19/29	211,475
DuPont de Nemours, Inc.(f)
	600,000	4.493	11/15/25	682,116
International Flavors & Fragrances, Inc.(f)
	450,000	1.230	10/01/25	447,593
	200,000	1.832	10/15/27	199,618
Sasol Financing International Ltd.
	560,000	4.500	11/14/22	574,000
Syngenta Finance NV(a)(f)
	550,000	4.441	04/24/23	580,448
	400,000	4.892	04/24/25	442,028

				3,137,278

Commercial Services – 0.2%
DP World Crescent Ltd.
	200,000	4.848	09/26/28	229,750
DP World PLC
	390,000	5.625	09/25/48	486,842
Global Payments, Inc.(f)
	450,000	1.200	03/01/26	446,220

				1,162,812

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(f) – 1.2%
Dell International LLC/EMC Corp.
$1,250,000	6.020%		06/15/26	$1,499,188
1,075,000	4.900		10/01/26	1,240,507
875,000	5.300		10/01/29	1,055,320
75,000	6.200		07/15/30	96,429
Hewlett Packard Enterprise Co.
1,200,000	4.450		10/02/23	1,298,448
300,000	4.650		10/01/24	333,462
1,850,000	4.900		10/15/25	2,106,613
250,000	6.350		10/15/45	337,585

				7,967,552

Diversified Financial Services – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
282,000	3.500	(f)	05/26/22	288,590
2,149,000	4.625		07/01/22	2,235,196
AIG Global Funding(a)
224,000	2.300		07/01/22	228,326
Air Lease Corp.(f)
1,150,000	3.250		03/01/25	1,225,394
575,000	2.875		01/15/26	604,756
American Express Co.(f)
255,000	2.500		07/30/24	268,747
Aviation Capital Group LLC(a)(f)
400,000	1.950		01/30/26	399,992
Avolon Holdings Funding Ltd.(a)(f)
400,000	3.950		07/01/24	426,472
Capital One Financial Corp.(f)
505,000	3.300		10/30/24	544,087
GE Capital Funding LLC(f)
550,000	4.400		05/15/30	641,086
Huarong Finance II Co. Ltd.
370,000	5.000		11/19/25	266,400

				7,129,046

Electrical – 1.0%
Ameren Corp.(f)
150,000	2.500		09/15/24	157,999

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – continued
CMS Energy Corp.(b)(f) (5 year CMT + 2.900%)
	$550,000	3.750%		12/01/50	$ 558,635
DTE Energy Co.
	498,000	2.250		11/01/22	509,788
Electricite de France SA(a)(f)
	1,450,000	4.500		09/21/28	1,690,337
Enel SpA(b)(f) (-1X 5 year EUR Swap + 1.719%)
EUR	1,275,000	1.375		06/08/49	1,493,916
NextEra Energy Capital Holdings, Inc.(f)
	$525,000	1.900		06/15/28	530,938
Pacific Gas & Electric Co.(f)
	250,000	2.500		02/01/31	234,565
	100,000	3.300		08/01/40	90,943
	200,000	3.500		08/01/50	178,006
Pacific Gas and Electric Co.(f)
	625,000	3.000		06/15/28	627,794
Sempra Energy(f)
	700,000	3.400		02/01/28	769,153

					6,842,074

Engineering & Construction(f) – 0.3%
Heathrow Funding Ltd.
EUR	575,000	1.125		10/08/32	675,145
Mexico City Airport Trust
	$540,000	3.875	(a)	04/30/28	567,270
	200,000	5.500	(a)	10/31/46	201,538
	430,000	5.500	(a)	07/31/47	433,762
	200,000	5.500		07/31/47	201,750

					2,079,465

Food & Drug Retailing – 0.0%
The JM Smucker Co.
	225,000	3.000		03/15/22	228,906

Gas(f) – 0.3%
NiSource, Inc.
	1,025,000	3.600		05/01/30	1,134,788
ONE Gas, Inc.
	1,225,000	1.100		03/11/24	1,226,519

					2,361,307

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(f) – 0.7%
DENTSPLY SIRONA, Inc.
	$775,000	3.250%		06/01/30	$ 829,420
Medtronic Global Holdings SCA
EUR	400,000	0.250		07/02/25	480,357
Smith & Nephew PLC
	$1,825,000	2.032		10/14/30	1,788,190
Stryker Corp.
	1,700,000	1.950		06/15/30	1,681,504

					4,779,471

Insurance – 1.5%
Ageas SA(b)(f) (-1X 3M Euribor + 3.100%)
EUR	800,000	1.875		11/24/51	954,785
Allianz SE(b)(f) (-1X 5 year EUR Swap + 2.770%)
	800,000	2.625		10/30/49	957,242
American International Group, Inc.
	$200,000	4.875		06/01/22	208,224
	150,000	4.125		02/15/24	163,323
	2,150,000	3.900	(f)	04/01/26	2,400,067
Aviva PLC(b)(f) (5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	760,440
AXA SA(b)(f) (3M Euribor + 3.200%)
EUR	550,000	3.250		05/28/49	746,680
CNP Assurances(f)
	1,000,000	0.375		03/08/28	1,160,790
Helvetia Europe SA(b)(f) (-1X 5 year EUR Swap + 3.950%)
	550,000	2.750		09/30/41	704,896
La Mondiale SAM(f)
	600,000	0.750		04/20/26	720,500
	600,000	2.125		06/23/31	747,186
Legal & General Group PLC(b)(f) (-1X 5 year UK Government Bond + 4.050%)
GBP	500,000	3.750		11/26/49	753,394
M&G PLC(b)(f) (5 year UK Government Bond + 3.724%)
	100,000	6.340		12/19/63	181,944

					10,459,471

Internet(f) – 0.4%
Booking Holdings, Inc.
EUR	600,000	0.100		03/08/25	713,698

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(f) – (continued)
Expedia Group, Inc.
	$1,150,000	3.250%		02/15/30	$ 1,201,416
Prosus NV(a)
	210,000	3.680		01/21/30	224,438
	200,000	4.027		08/03/50	191,000
	200,000	3.832		02/08/51	185,000
Tencent Holdings Ltd.
	200,000	3.595		01/19/28	218,018

					2,733,570

Investment Companies – 0.5%
Huarong Finance II Co. Ltd.
	200,000	4.625		06/03/26	140,000
JAB Holdings B.V.
EUR	2,700,000	1.000		12/20/27	3,278,970

					3,418,970

Iron/Steel(f) – 0.2%
Steel Dynamics, Inc.
	$1,275,000	1.650		10/15/27	1,270,933

Lodging(f) – 0.3%
Marriott International, Inc.
	1,500,000	4.650		12/01/28	1,713,975

Machinery-Diversified(f) – 0.1%
Otis Worldwide Corp.
	900,000	2.565		02/15/30	932,643

Media(f) – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
	900,000	4.500		02/01/24	980,298
	3,400,000	4.908		07/23/25	3,855,192
	650,000	4.800		03/01/50	748,871
Comcast Corp.
	1,000,000	3.700		04/15/24	1,083,870
	750,000	3.950		10/15/25	839,400

					7,507,631

Mining – 0.5%
Glencore Funding LLC
	1,400,000	4.125	(a)	05/30/23	1,489,040

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Glencore Funding LLC – (continued)
	$650,000	4.125	%(a)(f)	03/12/24	$ 700,908
	575,000	1.625	(f)	04/27/26	576,737
	775,000	4.875	(a)(f)	03/12/29	902,875

					3,669,560

Miscellaneous Manufacturing – 0.1%
General Electric Co.
	300,000	6.750		03/15/32	416,049

Multi-National – 1.1%
European Investment Bank
EUR	3,400,000	0.875		01/14/28	4,331,296
	770,000	1.000		11/14/42	1,014,337
FMS Wertmanagement(h)
GBP	1,100,000	1.375		03/07/25	1,572,118
The African Export-Import Bank(f)
	$390,000	2.634		05/17/26	394,828
	360,000	3.798		05/17/31	370,944

					7,683,523

Oil Field Services – 1.4%
BP Capital Markets America, Inc.(f)
	700,000	3.790		02/06/24	755,027
BP Capital Markets PLC
	250,000	3.814		02/10/24	270,475
(-1X 5 year EUR Swap + 3.880%)
EUR	400,000	3.250	(b)(f)	03/22/49	506,932
(-1X 5 year EUR Swap + 4.120%)
	400,000	3.625	(b)(f)	03/22/49	516,427
Devon Energy Corp.(f)
	$100,000	5.850		12/15/25	117,410
Gazprom PJSC Via Gaz Capital SA
	310,000	5.150	(a)	02/11/26	348,037
	210,000	5.150		02/11/26	235,767
	240,000	8.625	(i)	04/28/34	356,820
	310,000	7.288		08/16/37	430,958
Gazprom PJSC Via Gaz Finance PLC(a)
	400,000	3.250		02/25/30	398,200

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Lukoil Securities B.V.
	$1,330,000	3.875%		05/06/30	$ 1,404,812
Occidental Petroleum Corp.
	300,000	5.550	(f)	03/15/26	331,875
	250,000	6.450		09/15/36	298,750
Pertamina Persero PT
	200,000	6.500		05/27/41	258,663
Phillips 66(f)
	250,000	3.850		04/09/25	275,158
	200,000	1.300		02/15/26	200,046
Pioneer Natural Resources Co.(f)
	150,000	1.125		01/15/26	148,502
Suncor Energy, Inc.(f)
	900,000	3.100		05/15/25	963,576
Wintershall Dea Finance B.V.(f)
EUR	1,300,000	1.332		09/25/28	1,581,399

					9,398,834

Pharmaceuticals – 1.6%
AbbVie, Inc.
	$620,000	2.300		11/21/22	636,405
	300,000	3.750	(f)	11/14/23	321,924
	1,350,000	2.600	(f)	11/21/24	1,424,034
	200,000	4.250	(f)	11/14/28	231,922
	750,000	3.200	(f)	11/21/29	814,012
Bayer US Finance II LLC(a)(f)
	750,000	3.875		12/15/23	803,332
	1,000,000	4.250		12/15/25	1,114,890
Becton Dickinson & Co.(f)
	3,275,000	3.363		06/06/24	3,508,606
	1,000,000	3.700		06/06/27	1,111,570
CVS Health Corp.(f)
	123,000	3.700		03/09/23	129,492
	300,000	2.625		08/15/24	316,764
Upjohn Finance B.V.(f)
EUR	500,000	1.908		06/23/32	631,276

					11,044,227

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 1.0%
Abu Dhabi Crude Oil Pipeline LLC(a)
	$1,260,000	4.600%		11/02/47	$ 1,478,374
Energy Transfer LP(f)
	250,000	5.250		04/15/29	295,307
Energy Transfer LP(f)
	250,000	5.300		04/01/44	289,575
Enterprise Products Operating LLC(f)
	500,000	3.750		02/15/25	545,095
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(a)	03/31/36	196,000
	620,000	2.940		09/30/40	612,250
MPLX LP(f)
	250,000	4.500		04/15/38	285,803
	150,000	5.500		02/15/49	194,085
Sabine Pass Liquefaction LLC(f)
	1,500,000	5.625		03/01/25	1,714,710
The Williams Cos., Inc.(f)
	550,000	3.600		03/15/22	559,383
	450,000	3.900		01/15/25	491,994

					6,662,576

Real Estate(f) – 0.4%
Country Garden Holdings Co. Ltd.
	310,000	3.300		01/12/31	291,749
Logicor Financing S.a.r.l.
EUR	600,000	2.250		05/13/25	762,568
	550,000	3.250		11/13/28	758,445
SBB Treasury Oyj
	950,000	0.750		12/14/28	1,103,990

					2,916,752

Real Estate Investment Trust – 1.1%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	123,141
National Retail Properties, Inc.(f)
	375,000	3.900		06/15/24	405,176
Prologis LP(f)
	1,000,000	2.250		04/15/30	1,020,640

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Simon Property Group LP(f)
	$576,000	2.750%	06/01/23	$ 597,980
Spirit Realty LP(f)
	300,000	2.100	03/15/28	298,935
VEREIT Operating Partnership LP(f)
	900,000	4.625	11/01/25	1,020,105
	200,000	3.400	01/15/28	218,046
	300,000	2.850	12/15/32	313,746
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(f)
	400,000	3.750	09/17/24	428,072
WP Carey, Inc.(f)
	240,000	4.600	04/01/24	262,493
	170,000	4.000	02/01/25	185,382
WPC Eurobond B.V.(f)
EUR	1,775,000	1.350	04/15/28	2,179,066
WPC Eurobond BV(f)
	300,000	0.950	06/01/30	349,820

				7,402,602

Retailing(f) – 0.2%
CK Hutchison International 20 Ltd.
	$200,000	2.500	05/08/30	204,618
CK Hutchison International 21 Ltd.
	200,000	2.500	04/15/31	203,966
Dollar Tree, Inc.
	650,000	4.000	05/15/25	717,360

				1,125,944

Savings & Loans(a)(b)(f) – 0.1%
Nationwide Building Society
(3M USD LIBOR + 1.181%)
	200,000	3.622	04/26/23	205,074
(3M USD LIBOR + 1.855%)
	500,000	3.960	07/18/30	560,820

				765,894

Semiconductors(f) – 0.6%
Broadcom, Inc.
	3,193,000	3.459	09/15/26	3,475,165
	175,000	3.469	04/15/34	185,220
TSMC Global Ltd.
	200,000	2.250	04/23/31	201,153

				3,861,538

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(f) – 0.3%
Fidelity National Information Services, Inc.
EUR	400,000	0.750%		05/21/23	$ 482,017
	550,000	0.625		12/03/25	666,262
Fiserv, Inc.
	$650,000	3.200		07/01/26	704,165

					1,852,444

Sovereign – 0.4%
European Financial Stability Facility(h)
EUR	1,170,000	0.875		04/10/35	1,493,583
European Union
	820,000	0.200		06/04/36	949,281

					2,442,864

Telecommunication Services – 2.3%
AT&T, Inc.(f)
	$250,000	3.000		06/30/22	255,580
	1,879,000	2.550	(a)	12/01/33	1,862,315
EUR	600,000	1.800		09/14/39	729,663
	$100,000	4.350		06/15/45	114,254
	100,000	4.850		07/15/45	121,821
	550,000	5.450		03/01/47	725,764
	600,000	3.650		06/01/51	627,054
Deutsche Telekom International Finance B.V.(a)(f)
	500,000	2.485		09/19/23	519,860
T-Mobile USA, Inc.(f)
	500,000	3.500		04/15/25	540,318
	900,000	3.750		04/15/27	994,581
	900,000	3.875		04/15/30	1,004,571
	1,675,000	2.550		02/15/31	1,694,095
Telefonica Emisiones SA(f)
EUR	500,000	1.788		03/12/29	654,777
Verizon Communications, Inc.
	$3,084,000	4.329		09/21/28	3,584,533

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc. – (continued)
	$1,000,000	2.550	%(f)	03/21/31	$ 1,023,150
Vodafone Group PLC
	1,000,000	4.375		05/30/28	1,163,260

					15,615,596

Trading Companies & Distributors(f) – 0.3%
Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200		07/24/25	570,101
	600,000	1.750		03/12/29	738,699
Blackstone Property Partners Europe Holdings Sarl
	301,000	1.250		04/26/27	364,702
	575,000	1.000		05/04/28	678,690

					2,352,192

TOTAL CORPORATE OBLIGATIONS (Cost $238,358,215)					$251,685,846

Asset-Backed Securities – 6.7%
Collateralized Loan Obligations(a)(b) – 4.7%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
	$2,100,000	1.484%		01/15/33	$ 2,105,277
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
	2,100,000	1.404		04/15/33	2,104,857
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
	1,768,216	1.031		01/27/28	1,768,239
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
	5,300,000	1.424		04/15/33	5,319,817
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
	5,300,000	0.934		04/15/29	5,300,106
Magnetite XXIV Ltd. Series 2019-24A, Class A (3M USD LIBOR + 1.330%)
	1,400,000	1.514		01/15/33	1,401,169
Mill City Mortgage Loan Trust Series 2017-2, Class A3
	361,445	2.966		07/25/59	374,184
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
	1,800,000	1.546		04/14/33	1,803,478

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(b) – (continued)
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
$1,400,000	4.284%	04/15/32	$ 1,399,983
Tryon Park CLO Ltd. Series 2013-1A, Class A1SR (3M USD LIBOR + 0.890%)
3,700,000	1.074	04/15/29	3,700,799
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
900,000	4.338	04/20/32	905,322
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
3,475,000	1.464	04/15/33	3,478,329
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
2,100,000	1.244	04/15/31	2,100,250

			31,761,810

Home Equity(b) – 0.0%
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
32,076	7.000	09/25/37	32,418

Other(a) – 0.2%
Ozlm Ltd.Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
1,700,000	3.790	07/15/34	1,666,000

Student Loans(b) – 1.8%
ECMC Group Student Loan Trust Series 2017-1A, Class A(a) (1M USD LIBOR + 1.200%)
2,880,375	1.292	12/27/66	2,957,511
Educational Services of America, Inc. Series 2015-2, Class A(a) (1M USD LIBOR + 1.000%)
573,334	1.092	12/25/56	578,189
Higher Education Funding I Series 2014-1, Class A(a) (3M USD LIBOR + 1.050%)
2,093,324	1.197	05/25/34	2,102,886
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
240,741	1.097	02/25/42	239,490
Navient Student Loan Trust Series 2017-2A, Class A(a) (1M USD LIBOR + 1.050%)
4,524,381	1.142	12/27/66	4,596,614
Nelnet Student Loan Trust Series 2011-1A, Class A(a) (1M USD LIBOR + 0.850%)
160,062	0.942	02/25/48	161,411

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loans(b) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
$1,891,301	1.242%	09/25/65	$ 1,917,226

			12,553,327

TOTAL ASSET-BACKED SECURITIES (Cost $45,705,673)			$ 46,013,555

Mortgage-Backed Obligations – 13.6%
Collateralized Mortgage Obligations – 1.6%
Interest Only(j) – 0.9%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$211,727	5.927%	05/15/41	$ 31,405
FHLMC REMIC Series 4314, Class SE(b) (-1x 1M USD LIBOR + 6.050%)
199,213	5.977	03/15/44	32,049
FHLMC REMIC Series 4320, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
4,126	6.027	07/15/39	748
FHLMC REMIC Series 4583, Class ST(b) (-1x 1M USD LIBOR + 6.000%)
696,300	5.927	05/15/46	121,801
FHLMC REMIC Series 4980, Class KI
1,180,194	4.500	06/25/50	169,482
FHLMC REMIC Series 4991, Class IE
898,758	5.000	07/25/50	121,002
FHLMC REMIC Series 4998, Class GI
1,442,994	4.000	08/25/50	223,376
FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
1,661,751	6.009	07/25/50	302,620
FHLMC REMIC Series 5009, Class DI
1,207,035	2.000	09/25/50	121,134
FHLMC REMIC Series 5012, Class DI
276,644	4.000	09/25/50	42,765
FHLMC REMIC Series 5020, Class IH
1,305,208	3.000	08/25/50	159,436
FHLMC STRIPS Series 304, Class C45
5,872	3.000	12/15/27	311
FNMA REMIC Series 2011-124, Class SC(b) (-1x 1M USD LIBOR + 6.550%)
209,655	6.459	12/25/41	37,479

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
FNMA REMIC Series 2012-5, Class SA(b) (-1x 1M USD LIBOR + 5.950%)
$296,059	5.859%	02/25/42	$ 47,023
FNMA REMIC Series 2014-6, Class SA(b) (-1x 1M USD LIBOR + 6.600%)
271,455	6.509	02/25/44	48,712
FNMA REMIC Series 2017-31, Class SG(b) (-1x 1M USD LIBOR + 6.100%)
550,310	6.009	05/25/47	103,278
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
416,664	6.059	11/25/47	76,983
FNMA REMIC Series 2018-17, Class CS(b) (-1x 1M USD LIBOR + 3.450%)
1,505,245	2.500	03/25/48	95,572
FNMA REMIC Series 2020-60, Class KI
1,250,238	2.000	09/25/50	125,470
FNMA REMIC Series 2020-60, Class NI
256,920	4.000	09/25/50	39,717
GNMA REMIC Series 2020-61, Class SW(b) (-1X 1M USD LIBOR + 6.050%)
899,687	5.957	08/20/49	130,531
GNMA REMIC Series 2010-20, Class SE(b) (-1x 1M USD LIBOR + 6.250%)
381,834	6.157	02/20/40	68,779
GNMA REMIC Series 2013-124, Class CS(b) (-1x 1M USD LIBOR + 6.050%)
390,280	5.957	08/20/43	78,299
GNMA REMIC Series 2013-152, Class TS(b)(-1x 1M USD LIBOR + 6.100%)
136,164	6.007	06/20/43	25,760
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
1,106,252	5.507	08/20/44	196,011
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
290,548	6.007	10/20/43	32,114
GNMA REMIC Series 2015-111, Class IM
430,400	4.000	08/20/45	49,930
GNMA REMIC Series 2015-123, Class SP(b) (-1x 1M USD LIBOR + 6.250%)
248,167	6.157	09/20/45	45,495
GNMA REMIC Series 2015-129, Class IC
167,825	4.500	09/16/45	27,292

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
GNMA REMIC Series 2015-167, Class AS(b) (-1x 1M USD LIBOR + 6.250%)
$154,769	6.157%	11/20/45	$ 26,843
GNMA REMIC Series 2016-1, Class ST(b) (-1x 1M USD LIBOR + 6.200%)
193,189	6.107	01/20/46	31,240
GNMA REMIC Series 2016-138, Class GI
454,410	4.000	10/20/46	58,990
GNMA REMIC Series 2016-27, Class IA
231,526	4.000	06/20/45	20,605
GNMA REMIC Series 2018-105, Class SC(b) (-1x 1M USD LIBOR + 6.200%)
256,048	6.107	08/20/48	37,253
GNMA REMIC Series 2018-122, Class SE(b) (-1x 1M USD LIBOR + 6.200%)
566,309	6.107	09/20/48	89,138
GNMA REMIC Series 2018-137, Class SN(b) (-1x 1M USD LIBOR + 6.150%)
636,341	6.057	10/20/48	99,228
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
354,754	6.057	10/20/48	48,829
GNMA REMIC Series 2018-147, Class SA(b) (-1x 1M USD LIBOR + 6.200%)
564,903	6.107	10/20/48	93,739
GNMA REMIC Series 2018-72, Class IB
19,038	4.000	04/20/46	2,510
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
288,109	5.957	01/20/49	41,886
GNMA REMIC Series 2019-110, Class PS(b) (-1X 1M USD LIBOR + 6.050%)
1,746,502	5.957	09/20/49	302,853
GNMA REMIC Series 2019-110, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
783,086	6.007	09/20/49	120,189
GNMA REMIC Series 2019-110, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
755,339	6.007	09/20/49	100,291
GNMA REMIC Series 2019-128, Class IO
537,359	4.000	10/20/49	64,680
GNMA REMIC Series 2019-129, Class AI
36,863	3.500	10/20/49	4,363
GNMA REMIC Series 2019-151, Class IA
2,620,701	3.500	12/20/49	301,842

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
GNMA REMIC Series 2019-151, Class NI
$1,150,445	3.500%	10/20/49	$ 102,056
GNMA REMIC Series 2019-153, Class EI
1,359,815	4.000	12/20/49	181,954
GNMA REMIC Series 2019-153, Class SC(b) (-1X 1M USD LIBOR + 6.050%)
290,143	5.957	12/20/49	45,577
GNMA REMIC Series 2019-20, Class SF(b) (-1x 1M USD LIBOR + 3.790%)
789,446	3.697	02/20/49	63,047
GNMA REMIC Series 2019-4, Class SJ(b) (-1x 1M USD LIBOR + 6.050%)
720,688	5.957	01/20/49	115,242
GNMA REMIC Series 2019-69, Class S(b) (-1x 1M USD LIBOR + 3.270%)
915,561	3.177	06/20/49	60,971
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
206,723	6.007	06/20/49	30,017
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
576,140	6.007	08/20/49	82,791
GNMA REMIC Series 2020-11, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
1,205,910	5.957	01/20/50	189,947
GNMA REMIC Series 2020-146, Class KI
1,824,954	2.500	10/20/50	183,819
GNMA REMIC Series 2020-173, Class AI
569,243	2.500	11/20/50	39,125
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
744,896	5.957	04/20/50	127,448
GNMA REMIC Series 2020-55, Class IO
1,624,582	3.500	04/20/50	201,702
GNMA REMIC Series 2020-78, Class DI
1,852,121	4.000	06/20/50	221,550
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
320,302	6.057	06/20/50	48,146

			5,692,445

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2011-52, Class GB
	$264,809	5.000%	06/25/41	$ 297,564
FNMA REMIC Series 2011-99, Class DB
	246,946	5.000	10/25/41	276,951
FNMA REMIC Series 2012-111, Class B
	31,236	7.000	10/25/42	37,466
FNMA REMIC Series 2012-153, Class B
	123,555	7.000	07/25/42	151,238

				763,219

Sequential Floating Rate(b) – 0.6%
Bellemeade Re Ltd. Series 2021-2A, Class M1B(SOFR30A + 1.500%)
	365,000	1.510	06/25/31	364,343
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
	53,856	1.616	09/25/35	51,690
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 (1M USD LIBOR + 0.420%)
	185,253	0.513	03/20/46	156,815
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	7,400	2.915	04/20/35	7,369
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3 (1M USD LIBOR + 3.800%)
	660,334	3.892	03/25/29	684,075
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M2 (1M USD LIBOR + 3.450%)
	668,515	3.542	10/25/29	698,336
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	689,360	0.881	08/20/56	955,470
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$240,863	3.055	08/19/36	235,832
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	525,230	0.936	11/15/49	728,321
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	$414,313	1.116	01/25/46	390,821
Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
	46,831	0.884	11/20/34	45,603

				4,318,675

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,682,055)				$ 10,774,339

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 1.2%
BANK Series 2017-BNK4, Class C(b)
$900,000	4.372%	05/15/50	$ 975,752
BANK Series 2018-BK15, Class D(a)
290,000	3.000	11/15/61	267,687
BANK Series 2018-BNK14, Class D(a)
350,000	3.000	09/15/60	326,412
BANK Series 2019-BNK19, Class D(a)
200,000	3.000	08/15/61	192,929
Benchmark Mortgage Trust Series 2018-B6, Class D(a)(b)
400,000	3.272	10/10/51	397,316
Benchmark Mortgage Trust Series 2019-B13, Class D(a)
450,000	2.500	08/15/57	415,034
Citigroup Commercial Mortgage Trust Series 2017-P7, Class D(a)
200,000	3.250	04/14/50	169,090
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(a)
400,000	3.000	09/15/50	368,635
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	05/10/41	1,602,422
JPMBD Commercial Mortgage Series 2017-C7, Class D(a)
250,000	3.000	10/15/50	227,503
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D(a)
500,000	3.000	07/15/50	473,504
Wells Fargo Commercial Mortgage Trust Series 2019-C53, Class B(b)
1,300,000	3.514	10/15/52	1,407,994
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	04/15/54	1,159,324

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,587,964)			$ 7,983,602

Federal Agencies – 10.8%
FHLMC – 0.0%
2,225	5.000	01/01/33	2,511
198	5.000	06/01/33	224
2,817	5.000	07/01/33	3,181
3,552	5.000	08/01/33	4,012
613	5.000	10/01/33	692
2,153	5.000	11/01/33	2,431
859	5.000	12/01/33	970
2,629	5.000	02/01/34	2,972
996	5.000	03/01/34	1,133
2,135	5.000	04/01/34	2,429
2,989	5.000	05/01/34	3,376
46,015	5.000	06/01/34	52,008
835	5.000	11/01/34	951
11,556	5.000	04/01/35	13,050

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$329	5.000%	11/01/35		$ 371
7,068	5.000	02/01/37		8,077
11,928	5.000	01/01/40		13,602
7,933	4.000	06/01/40		8,681
63,484	4.000	02/01/41		69,456
5,186	4.000	11/01/41		5,671

				195,798

GNMA – 8.2%
287,492	4.000	11/20/44		312,762
26,779	4.000	05/20/45		29,133
640,682	4.000	07/20/45		695,795
453,733	4.000	01/20/46		491,062
201,696	4.500	02/20/48		218,520
63,552	4.500	03/20/48		68,753
233,664	4.500	04/20/48		252,715
533,893	4.500	05/20/48		577,091
737,483	4.500	08/20/48		794,905
464,223	5.000	08/20/48		500,834
3,481,106	4.500	09/20/48		3,746,173
514,771	5.000	09/20/48		554,966
536,394	5.000	10/20/48		578,362
2,269,940	5.000	11/20/48		2,442,751
892,561	5.000	12/20/48		960,233
2,799,000	4.500	01/20/49		2,999,008
1,606,318	5.000	01/20/49		1,727,603
1,057,677	4.000	02/20/49		1,120,730
755,582	4.500	02/20/49		809,042
1,010,006	4.000	03/20/49		1,069,271
547,139	4.500	03/20/49		585,509
838,327	5.000	03/20/49		900,905
1,310,672	4.000	05/20/49		1,386,453
1,257,127	4.500	10/20/49		1,341,690
475,656	4.500	12/20/49		505,260
25,000,000	2.500	TBA-30yr	(k)	25,872,602
5,000,000	3.000	TBA-30yr	(k)	5,216,117

				55,758,245

UMBS – 2.1%
999,901	4.500	10/01/50		1,075,189
225,684	4.500	07/01/36		250,118
21,718	4.500	12/01/36		24,069
9,691	4.500	05/01/38		10,780
17,292	4.500	05/01/39		19,204
10,179	4.500	06/01/39		11,313
5,827	4.500	08/01/39		6,478
9,922	4.500	09/01/39		10,998
13,342	4.500	10/01/39		14,789
5,345	4.500	03/01/40		5,925
74,840	4.500	04/01/40		82,914
7,107	4.500	12/01/40		7,874
64,293	4.500	01/01/41		71,230
20,877	4.500	04/01/41		23,137
44,582	4.500	06/01/41		49,409
27,694	4.500	07/01/41		30,692
46,233	4.500	08/01/41		51,306
144,098	4.500	09/01/41		159,698
93,861	4.500	10/01/41		104,023

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
	$93,005	4.500%	11/01/41		$ 103,074
	67,615	4.500	12/01/41		74,935
	59,024	4.500	01/01/42		65,090
	6,636	4.500	03/01/42		7,382
	24,437	4.500	04/01/42		27,156
	72,202	3.000	12/01/42		77,602
	177,406	3.000	01/01/43		190,676
	233,698	3.000	04/01/43		251,470
	366,222	4.500	06/01/45		404,203
	1,700,017	4.500	11/01/47		1,864,013
	4,440,895	4.000	01/01/48		4,813,853
	484,578	4.500	09/01/48		534,845
	358,228	5.000	11/01/48		402,140
	3,644,238	3.000	12/01/50		3,865,865

					14,691,450

UMBS, 30 Year, Single Family(k) – 0.5%
	2,000,000	2.500	TBA-30	yr	2,068,594
	1,000,000	4.500	TBA-30	yr	1,077,108

					3,145,702

TOTAL FEDERAL AGENCIES					$ 73,791,195

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $91,203,352)					$ 92,549,136

Agency Debenture – 0.2%
FHLMC
	$1,160,000	6.750%	03/15/31		$ 1,704,829
(Cost $1,422,764)

Structured Note(a)(b) – 0.1%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA)
IDR	9,474,000,000	7.500%	06/17/35		$ 673,900
(Cost $667,309)

U.S. Treasury Obligation – 2.5%
United States Treasury Notes
	$16,870,000	0.125%	12/31/22		$ 16,858,138
(Cost $16,869,860)

Shares		Dividend Rate			Value

Investment Company(l) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	$6,964,946	0.026%			$ 6,964,946
(Cost $6,964,946)

TOTAL INVESTMENTS – 100.4% (Cost $658,655,805)					$685,675,667

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%					(2,743,678)

NET ASSETS – 100.0%					$682,931,989

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Actual maturity date is September 20, 2117.

(d)	Actual maturity date is June 30, 2120.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Actual maturity date is July 28, 2121.

(h)	Guaranteed by a foreign government until maturity.

(i)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2021.

(j)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $34,234,421 which represents approximately 5.0% of the Fund’s net assets as of June 30, 2021.

(l)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,553,196	USD	1,164,487	07/06/21	$373
	BRL	10,606,170	USD	2,042,303	07/02/21	89,602
	CAD	1,123,661	USD	903,479	09/15/21	2,962
	CNH	10,978,059	USD	1,685,995	09/15/21	2,015
	EUR	395,265	CZK	10,021,945	09/15/21	3,704
	EUR	381,976	HUF	132,717,474	09/15/21	6,410
	EUR	1,509,269	SEK	15,293,448	09/15/21	4,153
	GBP	306,605	EUR	355,868	09/15/21	1,561
	HUF	136,692,365	EUR	384,497	09/15/21	3,990
	HUF	28,290,998	USD	94,892	09/15/21	444
	IDR	24,030,650,398	USD	1,650,610	07/01/21	5,642
	JPY	57,809,784	EUR	433,001	09/15/21	6,459
	KRW	14,423,412,000	USD	12,759,228	07/01/21	42,271
	KRW	2,112,647,054	USD	1,862,853	09/15/21	6,191
	MXN	7,680,146	USD	372,049	09/15/21	9,512
	NOK	4,505,415	USD	520,824	09/15/21	2,608
	NZD	622,942	JPY	48,068,226	09/15/21	2,374
	NZD	326,777	USD	227,906	09/15/21	458
	PEN	1,491,311	USD	384,813	07/09/21	2,774
	RUB	115,961,914	USD	1,555,862	08/18/21	17,732
	TRY	12,631,333	USD	1,382,410	09/15/21	13,240
	USD	1,698,243	AUD	2,202,079	07/02/21	46,775
	USD	4,353,760	AUD	5,649,339	07/06/21	116,892
	USD	1,916,245	AUD	2,486,370	08/20/21	51,161
	USD	2,809,629	AUD	3,663,999	09/15/21	60,916
	USD	1,730,096	BRL	8,563,974	07/02/21	8,684
	USD	9,942,834	CAD	12,034,329	08/20/21	234,859
	USD	5,541,879	CAD	6,742,427	09/15/21	102,862
	USD	2,509,068	CHF	2,272,079	09/15/21	48,417
	USD	1,969,093	CLP	1,411,263,342	08/12/21	49,510
	USD	40,235,285	CNH	260,583,646	08/13/21	74,275
	USD	1,385,242	CNH	8,991,197	09/15/21	2,736
	USD	462,167	COP	1,680,495,975	07/22/21	14,872
	USD	11,824,586	EUR	9,907,414	07/01/21	76,613
	USD	129,069,347	EUR	107,875,163	09/10/21	967,951
	USD	17,982,600	EUR	14,937,068	09/15/21	242,885
	USD	16,789,471	GBP	11,819,285	08/05/21	438,200
	USD	1,825,798	GBP	1,303,649	09/15/21	22,147
	USD	4,922,224	IDR	71,602,080,793	07/01/21	(12,769)
	USD	2,233,703	IDR	32,135,465,310	09/17/21	48,172
	USD	713,464	ILS	2,315,414	08/19/21	2,899
	USD	780,186	ILS	2,529,095	09/17/21	3,715
	USD	77,275,282	JPY	8,443,144,762	08/26/21	1,239,982
	USD	34,094,058	JPY	3,776,363,597	09/07/21	82,285
	USD	9,445,722	JPY	1,040,108,501	09/15/21	77,263
	USD	2,301,460	KRW	2,565,736,489	09/15/21	31,570
	USD	3,135,755	NOK	26,111,748	09/15/21	102,137
	USD	1,539,140	NZD	2,166,635	09/15/21	25,019
	USD	6,812,858	SEK	56,418,331	09/15/21	215,727
	USD	1,764,686	SGD	2,339,444	07/02/21	24,934
	USD	1,548,662	SGD	2,062,853	08/13/21	14,605
	USD	1,979,098	SGD	2,657,755	09/15/21	2,653
	USD	7,636,223	THB	239,004,637	09/15/21	181,306
	USD	1,979,905	TRY	17,580,368	08/16/21	8,946
	USD	3,625,866	TRY	32,674,711	09/15/21	15,603
	USD	1,773,304	TWD	48,770,753	07/06/21	25,718
	USD	466,463	TWD	12,948,538	07/15/21	2,292
	USD	164,754	ZAR	2,311,503	08/31/21	4,132
	USD	1,273,844	ZAR	17,999,658	09/15/21	25,666
	ZAR	8,083,731	USD	559,087	09/15/21	1,475

TOTAL						$4,907,560

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,863,707	EUR	1,180,519	09/15/21	$(3,875)
	AUD	2,202,079	USD	1,697,919	07/02/21	(46,451)
	AUD	4,096,143	USD	3,157,822	07/06/21	(85,815)
	AUD	1,254,080	USD	972,657	08/20/21	(31,942)
	AUD	11,157,923	USD	8,494,343	09/15/21	(123,722)
	BRL	2,770,700	USD	560,177	07/02/21	(3,250)
	BRL	8,563,974	USD	1,724,591	08/03/21	(9,101)
	CAD	500,066	JPY	45,081,452	09/15/21	(2,661)
	CAD	1,081,000	USD	887,217	08/20/21	(15,185)
	CAD	5,119,683	USD	4,165,682	09/15/21	(35,706)
	CHF	236,844	USD	257,662	09/15/21	(1,161)
	CLP	1,545,050,964	USD	2,178,785	08/12/21	(77,224)
	CNH	2,980,519	USD	460,500	07/28/21	(650)
	CNH	15,752,436	USD	2,449,454	09/15/21	(27,325)
	COP	3,660,052,113	USD	994,089	07/22/21	(19,899)
	CZK	19,901,690	EUR	781,110	09/15/21	(2,829)
	CZK	50,162,419	USD	2,403,796	09/15/21	(72,726)
	EUR	784,155	GBP	674,496	09/15/21	(1,906)
	EUR	392,429	HUF	139,302,552	09/15/21	(3,366)
	EUR	372,470	JPY	49,768,752	09/15/21	(5,919)
	EUR	393,577	NOK	4,060,254	09/15/21	(4,290)
	EUR	383,687	SEK	3,909,650	09/15/21	(1,487)
	EUR	9,907,413	USD	11,818,251	07/01/21	(70,278)
	EUR	16,147,799	USD	19,580,261	09/15/21	(402,647)
	GBP	557,760	USD	779,139	08/05/21	(7,512)
	GBP	1,710,686	USD	2,416,560	09/15/21	(49,758)
	HUF	476,445,420	EUR	1,357,564	09/15/21	(6,744)
	HUF	396,041,625	USD	1,387,001	09/15/21	(52,407)
	IDR	61,118,903,649	USD	4,227,948	07/01/21	(15,481)
	IDR	9,330,548,422	USD	649,294	07/19/21	(9,791)
	IDR	9,621,629,900	USD	663,882	07/26/21	(5,137)
	IDR	7,015,254,063	USD	481,420	09/17/21	(4,313)
	ILS	1,588,427	USD	490,374	09/17/21	(2,702)
	INR	69,466,276	USD	933,185	07/29/21	(2,233)
	JPY	102,719,830	CAD	1,153,164	09/15/21	(5,023)
	JPY	259,437,999	USD	2,356,731	09/15/21	(19,922)
	KRW	1,579,328,107	USD	1,400,768	09/15/21	(3,546)
	MXN	60,498,736	USD	3,043,892	09/15/21	(38,222)
	NOK	30,022,651	EUR	2,949,073	09/15/21	(14,427)
	NOK	17,371,581	USD	2,083,269	09/15/21	(65,070)
	NZD	1,972,945	EUR	1,162,680	09/15/21	(2,070)
	NZD	6,430,592	USD	4,538,761	09/15/21	(44,838)
	PLN	3,392,179	EUR	756,974	09/15/21	(9,165)
	PLN	1,758,946	USD	465,949	09/15/21	(4,540)
	RUB	68,136,806	USD	933,762	08/18/21	(9,151)
	RUB	40,784,048	USD	528,291	10/01/21	21,337
	SEK	37,667,459	EUR	3,721,851	09/15/21	(15,637)
	SEK	15,630,318	USD	1,893,430	09/15/21	(65,739)
	SGD	4,372,080	USD	3,276,593	07/02/21	(25,250)
	SGD	2,535,003	USD	1,914,488	09/15/21	(29,328)
	THB	14,446,640	USD	462,473	09/15/21	(11,860)
	TRY	10,821,924	USD	1,212,483	09/15/21	(16,757)
	TWD	48,770,753	USD	1,762,849	07/06/21	(15,265)
	TWD	63,076,569	USD	2,285,674	07/15/21	(24,544)
	TWD	25,943,674	USD	932,304	07/23/21	(1,659)
	USD	1,626,864	AUD	2,170,235	09/15/21	(1,236)
	USD	945,616	BRL	4,812,895	07/02/21	(21,806)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
	USD	459,600	CNH	2,980,519	07/28/21	$(250)
	USD	554,207	COP	2,099,336,845	07/22/21	(4,571)
	USD	932,435	IDR	13,547,473,254	07/01/21	(1,290)
	USD	465,651	IDR	6,822,258,368	07/26/21	(1,434)
	USD	12,764,929	KRW	14,423,412,000	07/01/21	(36,570)
	USD	6,374,763	KRW	7,211,706,000	10/01/21	(5,261)
	USD	1,850,378	MXN	38,246,956	09/15/21	(49,789)
	USD	872,307	NZD	1,253,339	09/15/21	(3,571)
	USD	373,238	PEN	1,487,092	07/09/21	(13,254)
	USD	932,878	PLN	3,559,968	09/15/21	(978)
	USD	439,010	RUB	34,023,284	10/01/21	(19,506)
	USD	232,522	SEK	1,996,108	09/15/21	(888)
	USD	1,510,086	SGD	2,032,637	07/02/21	(1,505)
	USD	466,275	THB	15,038,680	09/15/21	(2,804)
	USD	372,346	TRY	3,382,673	09/15/21	(1,409)
	USD	1,396,777	TWD	39,067,866	07/15/21	(3,702)
	USD	1,732,986	TWD	48,384,960	07/26/21	(3,110)
	USD	933,494	ZAR	13,602,799	09/15/21	(9,785)
	ZAR	51,335,067	USD	3,704,512	09/15/21	(144,699)

TOTAL						$(1,933,587)

FORWARD SALES CONTRACTS — At June 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	07/21/21	$(3,000,000)	$(3,167,280)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	05/06/21	(3,000,000)	(3,127,501)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	07/30/21	(1,000,000)	(1,075,858)

TOTAL ((Proceeds Receivable: $7,390,762))					$(7,370,639)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	57	09/15/21	$6,035,428	$14,714
Canada 10 Year Government Bonds	54	09/21/21	6,339,206	26,138
French 10 Year Government Bonds	101	09/08/21	19,046,752	41,916
Italian 10 Year Government Bonds	12	09/08/21	2,154,413	9,249
Japan 10 Year Government Bonds	1	09/13/21	1,365,408	267
Ultra Long U.S. Treasury Bonds	141	09/21/21	27,168,937	629,182
5 Year German Euro-Bobl	61	09/08/21	9,703,171	(3,617)
10 Year German Euro-Bund	78	09/08/21	15,964,442	42,884
10 Year U.K. Long Gilt	81	09/28/21	14,353,259	69,469
10 Year U.S. Treasury Notes	254	09/21/21	33,655,000	57,872
5 Year U.S. Treasury Notes	78	09/30/21	9,627,516	11,449
20 Year U.S. Treasury Bonds	107	09/21/21	17,200,250	294,250

Total				$1,193,773

Short position contracts:
Euro Buxl 30 Year Bonds	(1)	09/08/21	(240,992)	(120)
Ultra 10 Year U.S. Treasury Notes	(108)	09/21/21	(15,897,937)	(136,688)
2 Year German Euro-Schatz	(49)	09/08/21	(6,515,531)	1,162
2 Year U.S. Treasury Notes	(96)	09/30/21	(21,150,750)	11,666

Total				$(123,980)

TOTAL FUTURES CONTRACTS				$1,069,793

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.565%	JPMorgan Securities, Inc.	03/14/24	MYR 10,040	$81,522	$—	$81,522
3M KLIBOR	2.000	MS & Co. Int. PLC	06/16/26	5,630	(38,727)	(7,673)	(31,054)

TOTAL					$42,795	$(7,673)	$50,468

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(c)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250%(a)	3M WIBOR(b)	12/16/21	PLN	33,570	$(11,489)	$(779)	$(10,710)
1M BID Avg(d)	3.390%(d)	01/03/22	BRL	21,600	(39,096)	—	(39,096)
1M BID Avg(d)	4.120(d)	01/03/22		9,000	22,002	20,852	1,150
5.800(d)	1M BID Avg(d)	01/02/23		16,560	26,806	14,640	12,166
1M BID Avg(d)	4.230(d)	01/02/23		2,545	(12,504)	(48,178)	35,674
3M AUDOR(b)	0.190(b)	02/22/23	AUD	89,140	(56,302)	(1,025,960)	969,658
6M CDOR(e)	0.804(e)	02/28/23	CAD	105,370	(68,496)	14,613	(83,109)
6M CDOR(e)	0.750(e)	03/01/23		168,180	(184,502)	(46,109)	(138,393)
0.275(e)	3M LIBOR(b)	03/03/23		$131,210	65,972	27,840	38,132
0.000(a)	6M EURO(e)	05/17/23	EUR	2,430	41	228	(187)
6M CDOR(e)	1.100(e)	06/15/23	CAD	58,030	(3,258)	1,828	(5,086)
0.450(e)	3M LIBOR(b)	06/15/23		$46,430	(1,110)	(694)	(416)
4.000(b)	3M JIBAR(b)	06/16/23	ZAR	—	1	8	(7)
5.600(d)	Mexico IB TIIE 28D(d)	09/13/23	MXN	135,670	88,900	(1,796)	90,696
6M EURO(f)	0.000(e)	09/15/23	EUR	5,350	(7,854)	(6,291)	(1,563)
3M CNY(b)	2.500(b)	09/15/23	CNY	14,500	(4,160)	(1,525)	(2,635)
1.250(b)	3M KWCDC(b)	09/15/23	KRW	18,014,257	55,908	14,821	41,087
0.843(f)	6M WIBOR(e)	09/15/23	PLN	20,600	12,159	(630)	12,789
6M CDOR(e)	0.700(e)	11/18/23	CAD	30,420	(167,735)	(532,492)	364,757
1M BID Avg(d)	4.930(d)	01/02/24	BRL	7,560	(48,523)	(958)	(47,565)
1M BID Avg(d)	7.370(d)	01/02/24		10,450	1,460	9,002	(7,542)
3M AUDOR(b)	0.500(b)	01/25/24	AUD	44,600	(75,087)	(9,598)	(65,489)
3M AUDOR(b)	0.500(b)	02/24/24		24,350	(8,413)	60,288	(68,701)
0.486(b)	6M AUDOR(b)	06/29/24		8,100	(1,048)	300	(1,348)
0.000(b)	3M LIBOR(b)	07/25/24		$47,120	1,678	15,823	(14,145)
3M LIBOR(b)	0.250(e)	09/15/24		1,970	(23,460)	(19,161)	(4,299)
6M CDOR(e)	0.750(e)	09/15/24	CAD	10,310	(108,625)	(77,720)	(30,905)
0.400(b)	6M AUDOR(b)	09/15/24	AUD	13,640	50,412	(17,787)	68,199
6.320(d)	1M BID Avg(d)	01/02/25	BRL	16,870	101,175	(40,425)	141,600
6M EURO(f)	0.080(e)	01/15/25	EUR	4,960	95,207	19,998	75,209
0.080(f)	6M EURO(e)	01/15/25		4,960	14,378	(206)	14,584
6M THBFIX(e)	0.750(e)	12/16/25	THB	160,620	(29,682)	(20,147)	(9,535)
6M WIBOR(f)	0.750(e)	12/16/25	PLN	6,750	(39,463)	(1,274)	(38,189)
1.550(e)	6M AUDOR(e)	02/23/26	AUD	6,440	(12,757)	(42,528)	29,771
6M EURO(f)	0.000(e)	05/17/26	EUR	3,060	7,653	(1,345)	8,998
6M GBP(f)	0.000(f)	09/15/26	GBP	27,060	(925,217)	(960,210)	34,993
3M LIBOR(e)	0.500(b)	09/15/26		$350	(8,966)	(8,878)	(88)
3M STIBOR(f)	0.500(b)	09/15/26	SEK	198,100	98,188	135,154	(36,966)
6M AUDOR(e)	1.000(e)	09/15/26	AUD	19,540	2,390	65,406	(63,016)
6M CDOR(e)	1.000(e)	09/15/26	CAD	6,420	(130,078)	(111,004)	(19,074)
3M NZDOR(e)	1.250(b)	09/15/26	NZD	8,500	(50,838)	(39,551)	(11,287)
3M NIBOR(f)	1.500(e)	09/15/26	NOK	66,360	(11,453)	(54,187)	42,734
1.500(b)	3M KWCDC(b)	09/15/26	KRW	1,397,750	11,627	6,288	5,339
3M JIBAR(b)	5.800(b)	09/15/26	ZAR	11,270	(13,373)	9	(13,382)
0.000(f)	6M CHFOR(e)	09/15/26	CHF	1,140	9,698	(19,127)	28,825
(0.500)(f)	6M EURO(e)	09/15/26	EUR	11,070	180,518	183,265	(2,747)
0.000(f)	6M EURO(f)	09/15/26		26,060	210,912	192,284	18,628
0.000(e)	6M JYOR(e)	09/15/26	JPY	3,431,730	(9,443)	(15,555)	6,112
1.750(f)	6M WIBOR(e)	09/15/26	PLN	6,300	(19,500)	(4,222)	(15,278)
8.495(d)	1M BID Avg(d)	01/04/27	BRL	6,400	(15,690)	(10,680)	(5,010)
6M EURO(f)	0.000(e)	02/16/27	EUR	3,640	14,480	12,757	1,723
1.500(f)	6M EURO(e)	06/21/28		5,050	(448,917)	(59,157)	(389,760)
0.000(f)	6M EURO(e)	09/15/28		600	8,640	8,036	604
0.250(e)	6M JYOR(e)	03/19/30	JPY	912,931	(58,266)	(50,058)	(8,208)
6M EURO(f)	0.050(e)	05/21/30	EUR	20,610	(323,236)	(902,807)	579,571
3M KWCDC(b)	1.000(b)	09/16/30	KRW	2,402,600	(142,862)	(3,410)	(139,452)
6M AUDOR(e)	1.240(e)	10/28/30	AUD	7,870	(262,377)	(471,426)	209,049
1.240(f)	6M NIBOR(e)	10/29/30	NOK	66,160	218,594	(577,618)	796,212
6M AUDOR(e)	1.710(e)	01/21/31	AUD	9,460	(171,976)	(294,076)	122,100
1.000(f)	6M GBP(f)	01/26/31	GBP	5,330	(22,117)	24,324	(46,441)
1.000(f)	6M GBP(f)	02/10/31		7,600	(30,376)	31,924	(62,300)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(c)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(f)	0.500%(e)	02/12/31	EUR	10,740	$57,868	$134,372	$(76,504)
6M AUDOR(e)	2.500(e)	02/24/31	AUD	6,270	54,160	(146,132)	200,292
3M LIBOR(e)	2.209(b)	02/25/31		$13,450	185,499	(71,164)	256,663
3M STIBOR(f)	1.272(b)	05/11/31	SEK	48,310	36,765	(8,121)	44,886
2.130%(f)	3M NIBOR(e)	05/11/31	NOK	45,040	(56,569)	8,674	(65,243)
0.250(f)	6M EURO(e)	05/17/31	EUR	1,360	(14,264)	1,252	(15,516)
1.926(f)	3M NIBOR(e)	06/29/31	NOK	14,240	(2,759)	26	(2,785)
Mexico IB TIIE 28D(d)	6.860(d)	09/03/31	MXN	46,500	(38,881)	(10,640)	(28,241)
3M LIBOR(e)	1.000(b)	09/15/31		$10,720	(476,717)	(517,503)	40,786
3M STIBOR(f)	1.000(b)	09/15/31	SEK	38,460	94,120	82,896	11,224
6M CDOR(e)	1.250(e)	09/15/31	CAD	10,330	(489,869)	(511,606)	21,737
6M AUDOR(e)	2.000(e)	09/15/31	AUD	3,950	103,194	121,776	(18,582)
2.000(f)	3M NIBOR(e)	09/15/31	NOK	48,970	(155,500)	(113,542)	(41,958)
(0.250)(f)	6M EURO(e)	09/15/31	EUR	11,160	509,223	303,251	205,972
0.250(f)	6M GBP(f)	09/15/31	GBP	19,450	1,253,149	1,343,334	(90,185)
0.000(e)	6M JYOR(e)	09/15/31	JPY	2,353,600	197,285	212,194	(14,909)
6M EURO(f)	0.500(e)	09/16/31	EUR	11,560	7,726	11,849	(4,123)
3M NZDOR(e)	3.000(e)	09/16/31	NZD	1,830	30,930	7,329	23,601
2.500(e)	3M LIBOR(b)	09/17/31		$11,380	(288,683)	(285,343)	(3,340)
2.431(e)	3M LIBOR(b)	02/25/36		16,570	(245,368)	40,016	(285,384)
0.000(f)	6M EURO(e)	09/15/36	EUR	740	50,423	50,448	(25)
0.260(f)	6M EURO(e)	05/21/40		11,110	773,730	(286,174)	1,059,904
2.750(e)	6M AUDOR(e)	02/24/41	AUD	1,990	(30,799)	(34,169)	3,370
6M GBP(f)	0.500(f)	09/15/41	GBP	1,030	(94,026)	(109,431)	15,405
0.000(f)	6M EURO(e)	09/15/41	EUR	530	60,877	61,246	(369)
6M EURO(f)	0.000(e)	09/15/51		250	(43,438)	(43,439)	1
6M GBP(f)	1.000(f)	09/15/51	GBP	1,010	62,963	41,824	21,139
6M CDOR(e)	1.750(e)	09/15/51	CAD	5,900	(534,185)	(677,324)	143,139
1.250(e)	3M LIBOR(b)	09/15/51		$4,110	523,994	696,862	(172,868)
0.250(e)	6M JYOR(e)	09/15/51	JPY	297,400	200,133	197,831	2,302

TOTAL					$(518,469)	$(4,117,289)	$3,598,820

(a)	Payments made at maturity.

(b)	Payments made quarterly.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

(d)	Payments made monthly.

(e)	Payments made semi-annually.

(f)	Payments made annually.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ndex	Financing Rate Paid by the Fund	Credit Spread at June 30, 2021(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%(b)	0.074%	Barclays Bank PLC	12/20/21	$460	$(2,187)	$(173)	$(2,014)
Protection Sold:
	3.000(c)	7.915	MS & Co. Int. PLC	10/17/57	700	(97,927)	(105,844)	7,917
Markit CMBX Series 11	3.000(c)	3.624	MS & Co. Int. PLC	11/18/54	3,400	(114,262)	(632,176)	517,914
Markit CMBX Series 8	3.000(c)	7.915	MS & Co. Int. PLC	10/17/57	1,250	(174,920)	(297,568)	122,648
Markit CMBX Series 10	3.000(c)	4.922	MS & Co. Int. PLC	11/17/59	1,550	(136,056)	(303,785)	167,729

TOTAL						$(525,352)	$(1,339,546)	$814,194

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made quarterly.

(c)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
United Mexican States, 4.150% 03/28/27	1.000%(a)	0.544%	06/20/26		$5,230	$61,011	$55,562	$5,449
Kingdom of Saudi Arabia 2.375% 10/26/21	1.000(a)	0.749	06/20/26		3,230	40,545	38,620	1,925
CDX.NA.IG Index 28	1.000(a)	0.218	06/20/22		22,525	180,160	158,283	21,877
CDX.NA.IG Index 34	1.000(a)	0.245	06/20/23		18,450	281,832	146,048	135,784
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000(a)	0.226	06/20/24		1,130	26,540	3,208	23,332
Republic of Chile, 3.875%, 08/05/20	1.000(a)	0.386	12/20/24		1,000	21,680	17,586	4,094
Republic of Colombia, 10.375%, 01/28/33	1.000(a)	0.875	06/20/24		510	2,050	(1,782)	3,832
Republic of Indonesia, 5.875%, 03/13/20	1.000(a)	0.382	06/20/24		110	2,060	(149)	2,209
Russian Federation, 7.500%, 03/31/30	1.000(a)	0.577	12/20/24		1,140	17,083	2,312	14,771
Russian Federation,7.500%, 03/31/30	1.000(a)	0.832	06/20/26		1,300	11,059	4,358	6,701
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21	1.000(a)	0.512	06/20/24	EUR	1,200	21,342	14,558	6,784
United Mexican States, 4.150%, 03/28/27	1.000(a)	0.484	06/20/24		$320	5,023	(2,817)	7,840

TOTAL						$670,385	$435,787	$234,598

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
6M IRS	JPMorgan Securities, Inc.	0.750%	08/10/2021	18,690,000	$18,690,000	$230,906	$95,319	$135,587
6M IRS	BofA Securities LLC	0.632	12/23/2021	15,490,000	15,490,000	37,749	43,304	(5,555)
3M IRS	JPMorgan Securities, Inc.	0.670	07/06/2021	920,000	920,000	33	12,725	(12,692)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	31,250,000	31,250,000	156,950	225,649	(68,699)
3M IRS	MS & Co. Int. PLC	0.650	07/07/2021	180,960,000	180,960,000	2	15,893	(15,891)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	9,560,000	9,560,000	71,766	85,299	(13,533)
6M IRS	Citibank NA	1.110	11/15/2021	3,080,000	3,080,000	21,559	29,814	(8,255)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,100,000	10,100,000	33,203	102,227	(69,024)
6M IRS	UBS AG (London)	1.195	11/18/2021	2,090,000	2,090,000	11,883	14,944	(3,061)
3M IRS	UBS AG (London)	0.165	08/19/2021	5,260,000	5,260,000	6,219	24,973	(18,754)
3M IRS	Citibank NA	0.165	08/20/2021	9,520,000	9,520,000	11,571	43,070	(31,499)

Total purchased option contracts				286,920,000	$286,920,000	$581,841	$693,217	$(111,376)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTERINTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297%	12/23/2021	(5,030,000)	$(5,030,000)	$(47,243)	$(43,296)	$(3,947)
1M IRS	Citibank NA	0.080	07/14/2021	(3,320,000)	(3,320,000)	(6,084)	(14,950)	8,866
1M IRS	Citibank NA	0.134	07/07/2021	(3,320,000)	(3,320,000)	(14,877)	(15,830)	953
1M IRS	Citibank NA	1.583	07/01/2021	(3,970,000)	(3,970,000)	(57,702)	(30,371)	(27,331)
1Y IRS	Citibank NA	0.105	02/14/2022	(4,390,000)	(4,390,000)	(38,292)	(38,198)	(94)
6M IRS	Citibank NA	0.856	11/22/2021	(38,600,000)	(38,600,000)	(117,221)	(133,170)	15,949
1M IRS	Deutsche Bank AG (London)	1.472	07/19/2021	(3,970,000)	(3,970,000)	(30,189)	(30,172)	(17)
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(46,880,000)	(46,880,000)	(118,550)	(188,162)	69,612
1M IRS	JPMorgan Securities, Inc.	0.096	07/21/2021	(3,320,000)	(3,320,000)	(10,632)	(17,628)	6,996
1Y IRS	JPMorgan Securities, Inc.	0.105	02/14/2022	(4,390,000)	(4,390,000)	(38,292)	(39,843)	1,551
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(5,040,000)	(5,040,000)	(78,613)	(85,349)	6,736
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	(36,658)	(103,884)	67,226
1M IRS	MS & Co. Int. PLC	1.478	07/26/2021	(3,970,000)	(3,970,000)	(34,526)	(28,783)	(5,743)
1M IRS	MS & Co. Int. PLC	1.565	07/07/2021	(3,970,000)	(3,970,000)	(52,051)	(26,202)	(25,849)
1M IRS	UBS AG (London)	0.129	07/28/2021	(3,320,000)	(3,320,000)	(19,836)	(16,133)	(3,703)

				(135,490,000)	$(135,490,000)	$(700,766)	$(811,971)	$111,205

Puts
1M IRS	Citibank NA	0.080	07/14/2021	(3,320,000)	(3,320,000)	(17,437)	(14,950)	(2,487)
1M IRS	Citibank NA	0.134	07/07/2021	(3,320,000)	(3,320,000)	(3,691)	(15,830)	12,139
1M IRS	Citibank NA	1.583	07/01/2021	(3,970,000)	(3,970,000)	(3)	(30,371)	30,368
1Y IRS	Citibank NA	0.105	02/14/2022	(4,390,000)	(4,390,000)	(21,004)	(41,583)	20,579
3M IRS	Citibank NA	0.021	08/20/2021	(9,520,000)	(9,520,000)	(3,611)	(17,461)	13,850
3M IRS	Citibank NA	0.093	08/20/2021	(9,520,000)	(9,520,000)	(6,141)	(25,609)	19,468
3M IRS	Citibank NA	2.402	07/06/2021	(1,010,000)	(1,010,000)	—	(13,433)	13,433
1M IRS	Deutsche Bank AG (London)	1.472	07/19/2021	(3,970,000)	(3,970,000)	(17,206)	(30,172)	12,966
1M IRS	JPMorgan Securities, Inc.	0.096	07/21/2021	(3,320,000)	(3,320,000)	(16,579)	(17,628)	1,049
1Y IRS	JPMorgan Securities, Inc.	0.105	02/14/2022	(4,390,000)	(4,390,000)	(21,004)	(39,843)	18,839

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
6M IRS	JPMorgan Securities, Inc.	0.878%	08/10/2021	(18,690,000)	$(18,690,000)	$(136,162)	$(57,939)	$(78,223)
6M IRS	JPMorgan Securities, Inc.	1.006	08/10/2021	(18,690,000)	(18,690,000)	(68,944)	(37,380)	(31,564)
1M IRS	MS & Co. Int. PLC	1.478	07/26/2021	(3,970,000)	(3,970,000)	(20,801)	(28,782)	7,981
1M IRS	MS & Co. Int. PLC	1.565	07/07/2021	(3,970,000)	(3,970,000)	(1,542)	(26,202)	24,660
3M IRS	MS & Co. Int. PLC	2.350	07/07/2021	(1,010,000)	(1,010,000)	—	(17,372)	17,372
6M IRS	MS & Co. Int. PLC	0.075	11/18/2021	(3,000,000)	(3,000,000)	(6,907)	(15,407)	8,500
1M IRS	UBS AG (London)	0.129	07/28/2021	(3,320,000)	(3,320,000)	(13,558)	(16,133)	2,575
3M IRS	UBS AG (London)	0.022	08/19/2021	(5,260,000)	(5,260,000)	(1,931)	(9,605)	7,674
3M IRS	UBS AG (London)	0.094	08/19/2021	(5,260,000)	(5,260,000)	(3,289)	(15,368)	12,079
6M IRS	UBS AG (London)	0.145	11/15/2021	(4,430,000)	(4,430,000)	(14,285)	(30,516)	16,231

				(114,330,000)	$(114,330,000)	$(374,095)	$(501,584)	$127,489

Total written option contracts				(249,820,000)	$(249,820,000)	$(1,074,861)	$(1,313,555)	$238,694

TOTAL				37,100,000	$37,100,000	$(493,020)	$(620,338)	$127,318

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY — 0.0%

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls – 0.0%
Call AUD/Put USD	BofA Securities LLC	$0.783	07/02/2021	4,765,000	$4,765,000	$3	$18,316	$(18,313)

Puts
Put USD/Call TWD	BNP Paribas SA	27.200	07/02/2021	3,700,000	3,700,000	5	13,357	(13,352)
Put USD/Call TWD	UBS AG (London)	27.720	07/22/2021	3,725,000	3,725,000	6,772	9,182	(2,410)
Put USD/Call RUB	Barclays Bank PLC	72.350	09/30/2021	1,876,000	1,876,000	19,739	20,588	(849)

				9,301,000	$9,301,000	$26,516	$43,127	$(16,611)

Total purchased option contracts				14,066,000	$14,066,000	$26,519	$61,443	$(34,924)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call EUR/Put AUD	Barclays Bank PLC	$1.605	07/02/2021	(757,000)	$(757,000)	$(9)	$(2,248)	$2,239
Call EUR/Put NZD	Barclays Bank PLC	1.710	07/02/2021	(757,000)	(757,000)	(114)	(2,534)	2,420
Call USD/Put ZAR	Deutsche Bank AG (London)	15.500	08/27/2021	(1,850,000)	(1,850,000)	(9,614)	(11,348)	1,734
Call USD/Put TWD	UBS AG (London)	28.180	07/22/2021	(3,725,000)	(3,725,000)	(3,546)	(7,584)	4,038

				(7,089,000)	$(7,089,000)	$(13,283)	$(23,714)	$10,431

Puts
Put USD/Call RUB	JPMorgan Securities, Inc.	72.350	09/30/2021	(1,876,000)	(1,876,000)	(19,739)	(25,992)	6,253
Put EUR/Call AUD	Barclays Bank PLC	1.560	07/02/2021	(757,000)	(757,000)	(14)	(2,868)	2,854
Put EUR/Call NZD	Barclays Bank PLC	1.660	07/02/2021	(757,000)	(757,000)	(1)	(2,451)	2,450

				(3,390,000)	$(3,390,000)	$(19,754)	$(31,311)	$11,557

Total written option contracts				(10,479,000)	$(10,479,000)	$(33,037)	$(55,025)	$21,988

TOTAL				3,587,000	$3,587,000	$(6,518)	$6,418	$(12,936)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
3M IRS	— 3 Month Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
1M BID Avg	— 1 Month Brazlian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 7.7%
Aerospace & Defense(b) – 0.3%
ADS Tactical, Inc. (3M LIBOR + 5.750%)
$296,250	6.750%	03/19/26	$ 296,991

Automotive(b) – 0.9%
First Brands Group LLC(c) (3M LIBOR + 8.500%)
250,000	9.500	03/30/28	251,875
First Brands Group, LLC (1M LIBOR + 5.000%)
210,949	6.000	03/30/27	213,148
Garrett LX I S.a.r.l. (3M LIBOR + 3.250%)
300,000	3.750	04/30/28	300,375
Truck Hero, Inc. (1M LIBOR + 3.750%)
149,625	4.500	01/31/28	149,550

			914,948

Beverages(b) – 0.1%
City Brewing Co., LLC (3M LIBOR + 3.500%)
150,000	4.250	04/05/28	150,563

Commercial Services – 0.9%
Allied Universal Holdco LLC(b) (1M LIBOR + 3.750%)
150,000	4.250	05/12/28	150,375
Conservice Midco LLC(b) (1M LIBOR + 4.250%)
198,500	4.354	05/13/27	198,087
The Hertz Corp.(d)
47,573	0.000	06/14/28	47,513
252,427	0.000	06/14/28	252,112
TruGreen LP(b) (3M LIBOR + 8.500%)
310,000	9.500	11/02/28	316,200

			964,287

Computers(b)(d) – 0.3%
Virtusa Corp.(1M LIBOR + 4.250%)
379,050	0.000	02/11/28	380,187

Consumer Products - Industrial(d) – 0.1%
The Hillman Group, Inc.
83,122	0.000	02/24/28	82,876

Diversified Financial Services(b) – 0.9%
DRW Holdings LLC (1M LIBOR + 3.750%)
375,000	3.854	03/01/28	374,062

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (a)– (continued)
Diversified Financial Services(b) – (continued)
Edelman Financial Center LLC (1M LIBOR + 3.750%)
$375,000	4.500%	04/07/28	$ 375,259
Syncapay, Inc. (3M LIBOR + 6.500%)
222,188	7.500	12/10/27	223,716

			973,037

Electronic Equipment & Instruments(d) – 0.3%
Ingram Micro, Inc.
350,000	0.000	03/31/28	350,437

Environmental(b) – 0.2%
Packers Holdings LLC (6M LIBOR + 3.250%)
224,719	4.000	03/09/28	223,361

Healthcare Providers & Services(b) – 0.2%
Envision Healthcare Corp. (1M LIBOR + 3.750%)
49,242	3.843	10/10/25	42,036
Insulet Corp. (1M LIBOR + 3.250%)
150,000	3.750	05/04/28	150,094

			192,130

Home Furnishings(b) – 0.3%
Hunter Fan Co. (3M LIBOR + 5.000%)
300,000	5.750	04/09/28	300,126

Household Products(b) – 0.1%
Kronos Acquisition Holdings, Inc. (3M LIBOR + 3.750%)
149,250	4.250	12/22/26	148,068

Industrial Services – 0.2%
LaserShip, Inc.(b) (3M LIBOR + 4.500%)
200,000	5.250	04/30/28	199,750
The Hillman Group, Inc.(d)
16,878	0.000	02/24/28	16,828

			216,578

Internet(b) – 0.4%
Syndigo LLC
(3M LIBOR + 4.500%)
224,438	5.250	12/15/27	222,754
(3M LIBOR + 8.000%)
160,000	8.750	12/15/28	158,400

			381,154

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans (a)– (continued)
Machinery-Diversified(b) – 0.2%
Engineered Machinery Holdings, Inc.
(3M LIBOR + 3.000%)
	$149,612	4.250%	07/19/24	$ 149,388
(3M Euribor + 3.750%)
EUR	75,000	3.750	05/05/28	88,798

				238,186

Oil Field Services(b)(d) – 0.4%
Apergy Corp.
	$389,744	0.000	06/03/27	397,051

Pharmaceuticals(b) – 0.2%
Jazz Financing Lux S.a.r.l. (1M LIBOR + 3.500%)
	250,000	4.000	04/21/28	250,702

Pipeline(b) – 0.1%
Centurion Pipeline Co. LLC (1M LIBOR + 4.000%)
	89,550	4.095	09/28/25	87,983

Software(b) – 1.5%
AppLovin Corp. (1M LIBOR + 3.250%)
	124,362	3.354	08/15/25	124,137
DCert Buyer, Inc. (1M LIBOR + 7.000%)
	325,000	7.104	02/16/29	327,236
Epicor Software Corp.
(1M LIBOR + 3.250%)
	124,063	4.000	07/30/27	123,871
(1M LIBOR + 7.750%)
	50,000	8.750	07/31/28	51,594
Grab Holdings, Inc. (6M LIBOR + 4.500%)
	349,125	5.500	01/29/26	354,072
Idera, Inc.
(3M LIBOR + 3.750%)
	249,989	4.500	03/02/28	249,834
(6M LIBOR + 6.750%)
	45,000	7.500	03/02/29	44,663
MedAssets Software Intermediate Holdings, Inc. (6M LIBOR + 3.750%)
	150,000	4.500	01/28/28	149,813
Mitchell International, Inc. (1M LIBOR + 4.250%)
	148,875	4.750	11/29/24	149,353

				1,574,573

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans (a)– (continued)
Telecommunication Services(b) – 0.1%
Intelsat Jackson Holdings SA (3M LIBOR + 5.500%)
$10,453	6.500%		07/13/22	$ 10,512
Sorenson Communications LLC (3M LIBOR + 5.500%)
97,500	6.250		03/12/26	98,140

				108,652

TOTAL BANK LOANS (Cost $8,161,237)				$ 8,231,890

Corporate Obligations – 71.2%
Advertising(e)(f) – 0.1%
Terrier Media Buyer, Inc.
$127,000	8.875%		12/15/27	$ 137,160

Aerospace & Defense – 1.5%
Howmet Aerospace, Inc.
11,000	6.875	(e)	05/01/25	12,746
220,000	5.950		02/01/37	265,100
The Boeing Co.(e)
175,000	4.875		05/01/25	196,140
90,000	5.150		05/01/30	106,655
25,000	3.250		02/01/35	25,414
90,000	5.805		05/01/50	121,436
TransDigm, Inc.(e)
13,000	6.250	(f)	03/15/26	13,715
70,000	6.375		06/15/26	72,450
130,000	5.500		11/15/27	135,687
40,000	4.625	(f)	01/15/29	40,050
270,000	4.875	(f)	05/01/29	272,700
Triumph Group, Inc.(e)
367,000	7.750		08/15/25	377,092

				1,639,185

Agriculture – 0.2%
MHP Lux SA
200,000	6.950		04/03/26	212,038

Airlines(f) – 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
55,000	5.500		04/20/26	58,300
181,000	5.750		04/20/29	195,706

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines(f) – (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(e)
$158,000	6.500%		06/20/27	$ 173,998
United Airlines, Inc.(e)
165,000	4.375		04/15/26	170,775
210,000	4.625		04/15/29	217,350

				816,129

Automotive – 1.3%
Dana, Inc.(e)
55,000	5.625		06/15/28	59,263
205,000	4.250		09/01/30	210,894
Dealer Tire LLC/DT Issuer LLC(e)(f)
269,000	8.000		02/01/28	289,175
Ford Motor Co.
100,000	9.000	(e)	04/22/25	123,226
130,000	4.750		01/15/43	138,148
General Motors Co.(e)
175,000	6.125		10/01/25	207,163
General Motors Financial Co., Inc.(e)
150,000	5.650		01/17/29	182,821
Real Hero Merger Sub 2, Inc.(e)(f)
40,000	6.250		02/01/29	41,500
Wheel Pros, Inc.(e)(f)
145,000	6.500		05/15/29	146,450

				1,398,640

Banks – 10.6%
Banco de Bogota SA
700,000	6.250		05/12/26	768,250
Banco do Brasil SA(b)(e)(10 Year CMT + 4.398%)
400,000	6.250		04/15/49	409,400
Banco Mercantil del Norte SA(b)
(5 Year CMT + 5.035%)
200,000	6.875	(e)	07/06/49	206,585
(10 Year CMT + 5.353%)
400,000	7.625		12/31/99	451,700
Banco Santander SA
400,000	2.749		12/03/30	396,436
Bank of America Corp.(e)
175,000	3.248		10/21/27	189,829
275,000	4.183		11/25/27	307,912

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(e) – (continued)
(3M USD LIBOR + 1.310%)
$100,000	4.271	%(b)	07/23/29	$ 114,924
(3M USD LIBOR + 1.190%)
125,000	2.884	(b)	10/22/30	131,589
(3M USD LIBOR + 0.990%)
50,000	2.496	(b)	02/13/31	51,122
(SOFR + 2.150%)
275,000	2.592	(b)	04/29/31	283,088
(SOFR + 1.530%)
200,000	1.898	(b)	07/23/31	194,066
Barclays PLC(b)(e) (SOFR + 2.714%)
225,000	2.852		05/07/26	237,674
BBVA Bancomer SA(b)(e) (5 Year CMT + 2.650%)
200,000	5.125		01/18/33	208,125
BNP Paribas SA(f)
200,000	3.375		01/09/25	214,844
Citigroup, Inc.
125,000	4.300		11/20/26	141,226
275,000	4.125		07/25/28	310,112
(SOFR + 1.422%)
100,000	2.976	(b)(e)	11/05/30	106,072
Credit Suisse Group AG
250,000	4.550		04/17/26	282,922
(5 Year CMT + 4.889%)
200,000	5.250	(b)(e)(f)	02/11/49	211,500
Deutsche Bank AG(b)(e) (SOFR + 2.159%)
150,000	2.222		09/18/24	154,026
First Horizon Corp.(e)
25,000	4.000		05/26/25	27,576
Freedom Mortgage Corp.(e)(f)
315,000	7.625		05/01/26	327,994
220,000	6.625		01/15/27	221,375
HSBC Holdings PLC(b)(e) (SOFR + 1.538%)
200,000	1.645		04/18/26	202,674
ING Groep NV(b)(e)(f) (1 Year CMT + 1.100%)
200,000	1.400		07/01/26	200,680
Itau Unibanco Holding SA(b)(e) (5 Year CMT + 3.981%)
200,000	6.125		12/12/49	202,537
JPMorgan Chase & Co.(e)
(3M USD LIBOR + 1.245%)
500,000	3.960	(b)	01/29/27	556,735
500,000	3.625		12/01/27	549,290
(3M USD LIBOR + 0.945%)
225,000	3.509	(b)	01/23/29	247,894
(SOFR + 2.515%)
50,000	2.956	(b)	05/13/31	52,550
(SOFR + 3.125%)
150,000	4.600	(b)	02/01/49	155,308
(3M USD LIBOR + 3.800%)
40,000	3.976	(b)	05/01/49	40,110

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Macquarie Bank Ltd.(b)(e)(f) (5 year CMT + 1.700%)
$200,000	3.052%		03/03/36	$ 199,124
Morgan Stanley, Inc.(b)(e)
(3M USD LIBOR + 1.628%)
25,000	4.431		01/23/30	29,317
(SOFR + 1.143%)
600,000	2.699		01/22/31	628,500
(SOFR + 1.034%)
100,000	1.794		02/13/32	96,193
Natwest Group PLC(b)(e) (3M USD LIBOR + 1.762%)
225,000	4.269		03/22/25	244,147
Truist Financial Corp.(b)(e) (10 Year CMT + 4.349%)
316,000	5.100		03/01/49	356,407
Turkiye Vakiflar Bankasi TAO
210,000	6.000		11/01/22	214,371
200,000	8.125		03/28/24	216,725
200,000	6.500	(f)	01/08/26	204,250
Wells Fargo & Co.
300,000	4.300		07/22/27	341,856
125,000	4.150	(e)	01/24/29	143,858
Yapi ve Kredi Bankasi A/S(b)(e)(f)
(5 year CMT + 7.415%)
270,000	7.875		01/22/31	278,016
(5 Year USD Swap + 11.245%)
200,000	13.875		01/15/49	228,437

				11,337,326

Beverages(e) – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
150,000	4.700		02/01/36	183,971
Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750		01/23/29	208,446
Constellation Brands, Inc.
100,000	3.150		08/01/29	107,489
Keurig Dr Pepper, Inc.
176,000	3.200		05/01/30	190,701

				690,607

Biotechnology(e)(f) – 0.0%
Royalty Pharma PLC
50,000	1.200		09/02/25	49,576

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(e) – 0.8%
APi Group DE, Inc.(f)
$240,000	4.125%		07/15/29	$ 238,800
Carrier Global Corp.
150,000	2.722		02/15/30	155,513
Cornerstone Building Brands, Inc.(f)
167,000	6.125		01/15/29	179,107
CP Atlas Buyer, Inc.(f)
300,000	7.000		12/01/28	310,500

				883,920

Chemicals(e) – 1.2%
Axalta Coating Systems LLC(f)
250,000	3.375		02/15/29	243,750
Ingevity Corp.(f)
125,000	3.875		11/01/28	124,375
International Flavors & Fragrances, Inc.(f)
275,000	2.300		11/01/30	273,507
Kraton Polymers LLC/Kraton Polymers Capital Corp.(f)
85,000	4.250		12/15/25	86,487
Minerals Technologies, Inc.(f)
315,000	5.000		07/01/28	327,600
Rayonier AM Products, Inc.(f)
30,000	7.625		01/15/26	31,200
The Sherwin-Williams Co.
175,000	2.950		08/15/29	187,976

				1,274,895

Commercial Services – 1.9%
Alarm.com Holdings, Inc.(f)(g)
15,000	0.000		01/15/26	13,742
Allied Universal Holdco LLC/Allied Universal Finance Corp.(e)
170,000	9.750		07/15/27	187,000
170,000	6.000	(f)	06/01/29	171,912
CoStar Group, Inc.(e)(f)
75,000	2.800		07/15/30	76,150
DP World Crescent Ltd.(e)
200,000	3.750		01/30/30	215,250
Global Payments, Inc.(e)
75,000	3.200		08/15/29	80,113

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
IHS Markit Ltd.(e)
	$75,000	4.250%		05/01/29	$ 86,438
Mersin Uluslararasi Liman Isletmeciligi A/S(e)
	400,000	5.375		11/15/24	422,325
NESCO Holdings II, Inc.(e)(f)
	71,000	5.500		04/15/29	73,840
Quanta Services, Inc.(e)
	61,000	2.900		10/01/30	63,276
Rent-A-Center, Inc.(e)(f)
	95,000	6.375		02/15/29	101,769
Verisure Holding AB(e)(f)
EUR	125,000	3.250		02/15/27	148,740
Verisure Midholding AB(e)
	125,000	5.250	(f)	02/15/29	152,385
	200,000	5.250		02/15/29	243,885

					2,036,825

Computers(e) – 1.2%
Amdocs Ltd.
	$75,000	2.538		06/15/30	75,176
Austin BidCo, Inc.(f)
	62,000	7.125		12/15/28	63,317
Dell International LLC/EMC Corp.
	340,000	4.000		07/15/24	369,594
	325,000	6.020		06/15/26	389,789
Hewlett Packard Enterprise Co.
	225,000	4.900		10/15/25	256,210
KBR, Inc.(f)
	71,000	4.750		09/30/28	71,000
Unisys Corp.(f)
	80,000	6.875		11/01/27	87,400

					1,312,486

Distribution & Wholesale(e)(f) – 1.0%
American Builders & Contractors Supply Co, Inc.
	280,000	3.875		11/15/29	277,200
BCPE Empire Holdings, Inc.
	246,000	7.625		05/01/27	249,690
Core & Main Holdings LP(h)(PIK 9.375%, Cash 8.625%)
	147,000	8.625		09/15/24	150,124

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(e)(f) – (continued)
Wolverine Escrow LLC
$371,000	8.500%	11/15/24	$ 359,870

			1,036,884

Diversified Financial Services(e) – 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	4.875	01/16/24	163,358
175,000	6.500	07/15/25	205,193
AG Issuer LLC(f)
228,000	6.250	03/01/28	240,255
Air Lease Corp.
75,000	2.875	01/15/26	78,881
320,000	3.750	06/01/26	350,019
Ally Financial, Inc.(b)(7 year CMT + 3.481%)
295,000	4.700	05/15/49	299,425
American Express Co.(b) (3M USD LIBOR + 3.285%)
25,000	3.404	09/15/49	25,156
Aviation Capital Group LLC(f)
75,000	1.950	01/30/26	74,999
Avolon Holdings Funding Ltd.(f)
60,000	3.950	07/01/24	63,971
100,000	2.875	02/15/25	103,021
50,000	4.250	04/15/26	54,216
Global Aircraft Leasing Co. Ltd.(f)(h) (PIK 7.250%, Cash 6.500%)
91,273	6.500	09/15/24	91,729
Huarong Finance 2019 Co. Ltd.
310,000	2.500	02/24/23	235,600
360,000	2.125	09/30/23	271,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(f)
215,000	4.375	02/01/29	213,387
JAB Holdings B.V.(f)
250,000	2.200	11/23/30	243,555
LD Holdings Group LLC(f)
215,000	6.500	11/01/25	219,300
185,000	6.125	04/01/28	183,844
Midcap Financial Issuer Trust(f)
200,000	6.500	05/01/28	208,750
Nationstar Mortgage Holdings, Inc.(f)
295,000	5.500	08/15/28	296,303

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(e) – (continued)
Navient Corp.
$455,000	5.000%	03/15/27	$ 471,494
NFP Corp.(f)
662,000	6.875	08/15/28	697,582
OneMain Finance Corp.
164,000	4.000	09/15/30	162,565
United Wholesale Mortgage LLC(f)
340,000	5.500	04/15/29	339,150
United Wholesale Mortgage LLC(f)
175,000	5.500	11/15/25	180,687

			5,474,240

Electrical(e) – 1.4%
AES Panama Generation Holdings SRL
400,000	4.375	05/31/30	416,080
American Electric Power Co., Inc.
25,000	2.300	03/01/30	25,147
Calpine Corp.(f)
415,000	3.750	03/01/31	394,250
NRG Energy, Inc.(f)
66,000	3.375	02/15/29	64,597
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	24,286
50,000	2.500	02/01/31	46,913
Pike Corp.(f)
220,000	5.500	09/01/28	228,800
Sempra Energy
50,000	3.400	02/01/28	54,940
The Southern Co.
120,000	3.250	07/01/26	130,182
Vistra Operations Co. LLC(f)
50,000	3.550	07/15/24	52,750
60,000	4.300	07/15/29	65,243

			1,503,188

Electronics(e)(f) – 0.3%
Atkore, Inc.
89,000	4.250	06/01/31	89,890
Imola Merger Corp.
184,000	4.750	05/15/29	189,290

			279,180

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(e) – 1.6%
Aeropuerto Internacional de Tocumen SA
$400,000	5.625%		05/18/36	$ 429,125
Arcosa, Inc.(f)
125,000	4.375		04/15/29	126,563
Global Infrastructure Solutions, Inc.(f)
265,000	5.625		06/01/29	274,937
IHS Netherlands Holdco B.V.
200,000	7.125		03/18/25	207,725
200,000	8.000		09/18/27	217,187
Mexico City Airport Trust
400,000	5.500		10/31/46	403,075

				1,658,612

Entertainment – 1.1%
Boyne USA, Inc.(e)(f)
125,000	4.750		05/15/29	129,219
Everi Holdings, Inc.(f)
50,000	5.000		07/15/29	50,000
Live Nation Entertainment, Inc.
150,000	2.000		02/15/25	167,297
50,000	6.500	(e)(f)	05/15/27	55,500
Motion Bondco DAC(e)(f)
400,000	6.625		11/15/27	407,000
SeaWorld Parks & Entertainment, Inc.(e)(f)
366,000	9.500		08/01/25	393,907

				1,202,923

Environmental(e)(f) – 0.6%
GFL Environmental, Inc.
242,000	4.000		08/01/28	239,277
Waste Pro USA, Inc.
349,000	5.500		02/15/26	359,470

				598,747

Food & Drug Retailing – 2.2%
BRF SA(e)
400,000	4.875		01/24/30	418,700
H-Food Holdings LLC/Hearthside Finance Co, Inc.(e)(f)
280,000	8.500		06/01/26	292,950
Indofood CBP Sukses Makmur Tbk PT(e)
250,000	3.398		06/09/31	253,075

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Kraft Heinz Foods Co.
	$115,000	5.000	%(e)	07/15/35	$ 139,842
	330,000	6.875		01/26/39	472,033
	101,000	5.500	(e)	06/01/50	131,742
Post Holdings, Inc.(e)(f)
	22,000	4.625		04/15/30	22,330
United Natural Foods, Inc.(e)(f)
	265,000	6.750		10/15/28	284,875
US Foods, Inc.(e)(f)
	301,000	4.750		02/15/29	305,891

					2,321,438

Healthcare Providers & Services(e) – 1.8%
CAB SELAS(f)
EUR	150,000	3.375		02/01/28	176,995
Chrome Holdco SASU(f)
	200,000	5.000		05/31/29	240,539
CHS/Community Health Systems, Inc.(f)
	$40,000	8.000		03/15/26	43,050
	240,000	4.750		02/15/31	240,000
DaVita, Inc.(f)
	387,000	3.750		02/15/31	371,036
DENTSPLY SIRONA, Inc.
	50,000	3.250		06/01/30	53,511
DH Europe Finance II S.a.r.l.
	50,000	2.600		11/15/29	52,354
Laboratoire Eimer Selas(f)
EUR	100,000	5.000		02/01/29	120,712
Lifepoint Health, Inc.(f)
	$260,000	5.375		01/15/29	252,850
ModivCare, Inc.(f)
	57,000	5.875		11/15/25	60,847
Stryker Corp.
	50,000	1.950		06/15/30	49,456
Tenet Healthcare Corp.(f)
	96,000	6.125		10/01/28	102,000
Thermo Fisher Scientific, Inc.
	50,000	4.497		03/25/30	59,538

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(e) – (continued)
Zimmer Biomet Holdings, Inc.
$50,000	3.550%	03/20/30	$ 54,751

			1,877,639

Home Builders(e)(f) – 0.4%
LGI Homes, Inc.
315,000	4.000	07/15/29	316,575
Taylor Morrison Communities, Inc.
63,000	5.125	08/01/30	68,119

			384,694

Housewares(e) – 0.3%
CD&R Smokey Buyer, Inc.(f)
110,000	6.750	07/15/25	117,975
Newell Brands, Inc.
38,000	4.700	04/01/26	42,322
120,000	6.000	04/01/46	151,350

			311,647

Insurance(e) – 1.3%
Acrisure LLC/Acrisure Finance, Inc.(f)
250,000	4.250	02/15/29	246,875
Acrisure LLC/Acrisure Finance, Inc.(f)
60,000	10.125	08/01/26	67,650
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)
119,000	6.750	10/15/27	124,950
American International Group, Inc.
50,000	3.900	04/01/26	55,816
175,000	4.200	04/01/28	201,070
25,000	3.400	06/30/30	27,422
AssuredPartners, Inc.(f)
70,000	5.625	01/15/29	70,087
BroadStreet Partners, Inc.(f)
300,000	5.875	04/15/29	304,819
Equitable Holdings, Inc.
60,000	4.350	04/20/28	68,788
HUB International Ltd.(f)
212,000	7.000	05/01/26	219,420

			1,386,897

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(e) – 2.5%
Adevinta ASA
EUR	100,000	3.000%		11/15/27	$ 122,682
Arches Buyer, Inc.(f)
	$77,000	6.125		12/01/28	79,599
Booking Holdings, Inc.
	72,000	4.625		04/13/30	86,131
Endure Digital, Inc.(f)
	574,000	6.000		02/15/29	568,260
Expedia Group, Inc.
	100,000	4.500		08/15/24	109,530
	180,000	6.250	(f)	05/01/25	209,392
	167,000	4.625		08/01/27	188,693
	75,000	2.950		03/15/31	76,305
Getty Images, Inc.(f)
	358,000	9.750		03/01/27	383,955
Match Group Holdings II LLC(f)
	3,000	4.125		08/01/30	3,045
Prosus NV
	400,000	3.680		01/21/30	427,500
EUR	120,000	2.031	(f)	08/03/32	145,625
Uber Technologies, Inc.(f)
	$155,000	7.500		05/15/25	167,206
	110,000	6.250		01/15/28	118,113

					2,686,036

Iron/Steel(e) – 0.5%
Cleveland-Cliffs, Inc.(f)
	185,000	4.875		03/01/31	194,250
Metinvest B.V.
	200,000	8.500		04/23/26	227,350
Vale Overseas Ltd.
	60,000	3.750		07/08/30	63,810

					485,410

Leisure Time – 0.6%
NCL Corp Ltd.(e)(f)
	275,000	3.625		12/15/24	265,375

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
Royal Caribbean Cruises Ltd.
	$105,000	5.250%		11/15/22	$ 108,412
	140,000	5.500	(e)(f)	04/01/28	145,950
TUI Cruises GmbH(e)(f)
EUR	125,000	6.500		05/15/26	154,155

					673,892

Lodging(e) – 0.8%
Fortune Star BVI Ltd.
	$400,000	6.750		07/02/23	419,700
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(f)
	230,000	5.000		06/01/29	234,312
Marriott Ownership Resorts, Inc.(f)
	60,000	4.500		06/15/29	60,750
Travel + Leisure Co.(f)
	28,000	6.625		07/31/26	31,710
	90,000	4.625		03/01/30	92,925

					839,397

Machinery-Diversified(e) – 0.7%
Husky III Holding Ltd.(f)(h) (PIK 13.750%, Cash 13.000%)
	30,000	13.000		02/15/25	32,475
Otis Worldwide Corp.
	325,000	2.565		02/15/30	336,788
Titan Acquisition Ltd./Titan Co-Borrower LLC(f)
	401,000	7.750		04/15/26	415,536

					784,799

Media – 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
	975,000	4.908		07/23/25	1,105,533
	225,000	3.750		02/15/28	248,348
Comcast Corp.(e)
	100,000	4.150		10/15/28	115,792
	200,000	4.250		10/15/30	235,194
CSC Holdings LLC(e)(f)
	200,000	5.000		11/15/31	200,750
DISH DBS Corp.
	133,000	7.750		07/01/26	150,290
	180,000	7.375	(e)	07/01/28	193,050
	200,000	5.125	(f)	06/01/29	197,250

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Gray Television, Inc.(e)(f)
	$180,000	7.000%		05/15/27	$ 194,850
Scripps Escrow II, Inc.(e)(f)
	130,000	5.375		01/15/31	129,513
Scripps Escrow, Inc.(e)(f)
	115,000	5.875		07/15/27	119,025
TEGNA, Inc.(e)
	50,000	4.625		03/15/28	51,875
Townsquare Media, Inc.(e)(f)
	210,000	6.875		02/01/26	224,175
Urban One, Inc.(e)(f)
	185,000	7.375		02/01/28	199,337
Ziggo B.V.(e)(f)
	215,000	4.875		01/15/30	220,106
Ziggo Bond Co. B.V.(e)(f)
EUR	100,000	3.375		02/28/30	116,798

					3,701,886

Mining(e) – 0.3%
Freeport-McMoRan, Inc.
	$200,000	5.400		11/14/34	241,500
Glencore Funding LLC(f)
	100,000	1.625		04/27/26	100,302
Teck Resources Ltd.
	25,000	3.900		07/15/30	27,001

					368,803

Miscellaneous Manufacturing – 1.2%
General Electric Co.
	250,000	3.625	(e)	05/01/30	279,072
	125,000	5.875		01/14/38	170,239
(3M USD LIBOR + 3.330%)
	742,000	3.449	(b)(e)	09/15/49	726,589
Hillenbrand, Inc.(e)
	154,000	3.750		03/01/31	152,460

					1,328,360

Multi-National(e)(f) – 0.6%
Banque Ouest Africaine de Developpement
EUR	480,000	2.750		01/22/33	595,461

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 3.3%
Cenovus Energy, Inc.
$80,000	5.375	%(e)	07/15/25	$ 91,524
85,000	6.750		11/15/39	115,269
Continental Resources, Inc.(e)(f)
215,000	5.750		01/15/31	256,925
Devon Energy Corp.(e)
55,000	5.850		12/15/25	64,576
DNO ASA(e)(f)
100,000	8.750		05/31/23	103,250
EQT Corp.(e)(f)
225,000	3.625		05/15/31	235,125
Marathon Petroleum Corp.(e)
50,000	3.800		04/01/28	55,695
MEG Energy Corp.(e)(f)
140,000	5.875		02/01/29	146,650
Nabors Industries, Inc.(e)(f)
322,000	9.000		02/01/25	337,295
Noble Finance Co.(e)(h)(PIK 15.000%, Cash 11.000%)
36,761	11.000		02/15/28	40,437
Occidental Petroleum Corp.(e)
95,000	8.000		07/15/25	113,406
200,000	5.550		03/15/26	221,250
Sunoco LP/Sunoco Finance Corp.(e)(f)
135,000	4.500		05/15/29	137,363
TechnipFMC PLC(e)(f)
315,000	6.500		02/01/26	340,200
Transocean Poseidon Ltd.(e)(f)
80,000	6.875		02/01/27	80,400
Transocean, Inc.(e)(f)
915,000	11.500		01/30/27	974,475
USA Compression Partners LP/USA Compression Finance Corp.(e)
223,000	6.875		04/01/26	233,592

				3,547,432

Packaging – 1.0%
Berry Global, Inc.(e)(f)
75,000	1.570		01/15/26	75,097
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC(e)(f)
228,000	6.000		09/15/28	237,120

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Kleopatra Finco S.a.r.l.(e)(f)
EUR	100,000	4.250%	03/01/26	$ 119,003
Kleopatra Holdings 2 SCA(e)(f)
	100,000	6.500	09/01/26	115,340
Pactiv LLC
	$285,000	8.375	04/15/27	327,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(e)(f)
	88,000	4.000	10/15/27	87,340
Sealed Air Corp.(f)
	113,000	6.875	07/15/33	144,075

				1,105,725

Pharmaceuticals(e) – 2.2%
AbbVie, Inc.
	225,000	3.200	11/21/29	244,204
AdaptHealth LLC(f)
	65,000	6.125	08/01/28	69,063
	120,000	4.625	08/01/29	121,200
Becton Dickinson & Co.
	175,000	3.700	06/06/27	194,525
	25,000	2.823	05/20/30	26,182
Cigna Corp.
	400,000	2.400	03/15/30	408,416
CVS Health Corp.
	100,000	3.250	08/15/29	108,746
	100,000	3.750	04/01/30	112,106
HLF Financing Sarl LLC/Herbalife International, Inc.(f)
	398,000	4.875	06/01/29	400,985
Jazz Securities DAC(f)
	200,000	4.375	01/15/29	207,709
Organon Finance 1 LLC(f)
	210,000	5.125	04/30/31	216,300
Prestige Brands, Inc.(f)
	210,000	3.750	04/01/31	202,387
Zoetis, Inc.
	50,000	2.000	05/15/30	49,671

				2,361,494

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(e) – 4.0%
CQP Holdco LP/BIP-V Chinook Holdco LLC(f)
$360,000	5.500%		06/15/31	$ 373,500
DCP Midstream Operating LP
115,000	5.625		07/15/27	130,525
DT Midstream, Inc.(f)
390,000	4.375		06/15/31	396,825
Energy Transfer LP
175,000	5.250		04/15/29	206,715
Energy Transfer LP
60,000	4.050		03/15/25	65,126
Global Partners LP/GLP Finance Corp.
345,000	6.875		01/15/29	370,012
ITT Holdings LLC(f)
105,000	6.500		08/01/29	106,969
MPLX LP
135,000	4.000		03/15/28	150,961
75,000	2.650		08/15/30	75,808
NGL Energy Operating LLC/NGL Energy Finance Corp.(f)
260,000	7.500		02/01/26	272,350
NuStar Logistics LP
145,000	6.000		06/01/26	157,325
185,000	6.375		10/01/30	203,500
ONEOK, Inc.
50,000	6.350		01/15/31	64,668
Plains All American Pipeline LP/PAA Finance Corp.
150,000	3.800		09/15/30	160,639
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
225,000	5.500		08/15/22	221,625
265,000	5.750		04/15/25	241,150
Summit Midstream Partners LP(i)(3M USD LIBOR + 7.430%)
312,000	9.500		12/15/49	247,260
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(f)
99,000	5.500		09/15/24	100,609
50,000	6.000		12/31/30	52,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
95,000	5.375		02/01/27	98,800
160,000	4.875	(f)	02/01/31	173,200
415,000	4.000	(f)	01/15/32	425,894

				4,295,461

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(e) – 0.5%
NE Property B.V.
EUR	200,000	3.375%	07/14/27	$ 261,680
Realogy Group LLC/Realogy Co-Issuer Corp.(f)
	$225,000	5.750	01/15/29	235,125

				496,805

Real Estate Investment Trust(e) – 1.0%
Agree LP
	25,000	2.900	10/01/30	26,089
Crown Castle International Corp.
	175,000	4.450	02/15/26	197,563
	150,000	3.300	07/01/30	161,112
Duke Realty LP
	25,000	1.750	07/01/30	24,064
Regency Centers LP
	60,000	2.950	09/15/29	63,206
Spirit Realty LP
	60,000	4.000	07/15/29	66,685
Trust Fibra Uno
	200,000	4.869	01/15/30	220,160
VEREIT Operating Partnership LP
	55,000	4.875	06/01/26	63,483
	25,000	3.400	01/15/28	27,256
	50,000	2.850	12/15/32	52,291
WP Carey, Inc.
	75,000	4.250	10/01/26	84,310
	60,000	3.850	07/15/29	66,575
	25,000	2.400	02/01/31	24,910

				1,077,704

Retailing – 4.0%
1011778 BC ULC/New Red Finance, Inc.(e)(f)
	237,000	4.000	10/15/30	228,705
Ambience Merger Sub, Inc.(e)(f)
	210,000	4.875	07/15/28	210,525
	205,000	7.125	07/15/29	207,050

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Beacon Roofing Supply, Inc.(e)(f)
	$255,000	4.125%	05/15/29	$ 253,406
Burlington Stores, Inc.
	79,000	2.250	04/15/25	125,511
Carvana Co.(e)(f)
	90,000	5.500	04/15/27	92,925
Dollar Tree, Inc.(e)
	75,000	4.000	05/15/25	82,772
eG Global Finance PLC(e)
EUR	250,000	4.375	02/07/25	292,204
Foundation Building Materials, Inc.(e)(f)
	$95,000	6.000	03/01/29	93,813
Group 1 Automotive, Inc.(e)(f)
	70,000	4.000	08/15/28	71,050
GYP Holdings III Corp.(e)(f)
	115,000	4.625	05/01/29	115,429
IRB Holding Corp.(e)(f)
	343,000	6.750	02/15/26	355,005
Ken Garff Automotive LLC(e)(f)
	190,000	4.875	09/15/28	193,800
LCM Investments Holdings II LLC(e)(f)
	235,000	4.875	05/01/29	240,875
Lowe’s Cos., Inc.(e)
	300,000	1.300	04/15/28	292,626
	225,000	1.700	10/15/30	215,836
Park River Holdings, Inc.(e)(f)
	80,000	5.625	02/01/29	77,600
Penske Automotive Group, Inc.(e)
	189,000	3.750	06/15/29	189,473
Punch Finance PLC(e)(f)
GBP	175,000	6.125	06/30/26	245,329
Specialty Building Products Holdings LLC/SBP Finance Corp.(e)(f)
	$215,000	6.375	09/30/26	224,675
SRS Distribution, Inc.(e)(f)
	100,000	6.125	07/01/29	103,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.(e)(f)
	210,000	5.000	06/01/31	214,987
Tractor Supply Co.(e)
	75,000	1.750	11/01/30	71,567
Yum! Brands, Inc.(e)(f)
	2,000	7.750	04/01/25	2,175
	88,000	4.750	01/15/30	94,930

				4,295,268

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(e) – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
	$48,000	3.875%		01/15/27	$ 53,050
	400,000	3.500		01/15/28	438,824
Broadcom, Inc.
	375,000	3.459		09/15/26	408,139
	87,000	3.469	(f)	04/15/34	92,081
NXP B.V./NXP Funding LLC/NXP USA, Inc.(f)
	165,000	3.875		06/18/26	182,695
	100,000	3.400		05/01/30	109,014

					1,283,803

Software – 1.5%
Brunello Bidco SpA(e)(f)
EUR	350,000	3.500		02/15/28	414,544
Castle US Holding Corp.(e)(f)
	$277,000	9.500		02/15/28	289,465
Clarivate Science Holdings Corp.(e)(f)
	226,000	3.875		06/30/28	227,412
	204,000	4.875		06/30/29	209,355
Elastic NV(f)
	160,000	4.125		07/15/29	160,000
Playtika Holding Corp.(e)(f)
	213,000	4.250		03/15/29	212,468
ServiceNow, Inc.(e)
	125,000	1.400		09/01/30	117,286

					1,630,530

Telecommunication Services – 3.6%
Altice France SA(e)(f)
EUR	100,000	2.125		02/15/25	115,759
AT&T, Inc.(e)
	$300,000	2.300		06/01/27	310,464
	75,000	1.650		02/01/28	74,442
	75,000	2.750		06/01/31	77,969
	202,000	2.550	(f)	12/01/33	200,206

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(e) – (continued)
	$175,000	4.900%		08/15/37	$ 215,357
	25,000	5.150		11/15/46	32,024
	25,000	3.650		06/01/51	26,127
	25,000	3.500	(f)	09/15/53	25,073
Bharti Airtel Ltd.(e)(f)
	360,000	3.250		06/03/31	356,292
Frontier Communications Corp.(e)(f)
	83,000	5.000		05/01/28	85,490
Intelsat Jackson Holdings SA(e)(i)
	450,000	5.500		08/01/23	257,625
Sprint Capital Corp.
	125,000	8.750		03/15/32	190,000
T-Mobile USA, Inc.(e)
	25,000	1.500		02/15/26	25,175
	150,000	3.750		04/15/27	165,764
	250,000	2.050		02/15/28	253,333
	200,000	3.875		04/15/30	223,238
Telecom Italia SpA(e)
EUR	175,000	2.875		01/28/26	220,268
VEON Holdings B.V.(e)(f)
	$410,000	3.375		11/25/27	412,460
Verizon Communications, Inc.
	275,000	4.329		09/21/28	319,632
	275,000	3.150	(e)	03/22/30	296,601

					3,883,299

Transportation – 0.9%
Cargo Aircraft Management, Inc.(e)(f)
	80,000	4.750		02/01/28	81,700
MV24 Capital B.V.
	747,016	6.748		06/01/34	827,320
XPO Logistics, Inc.(e)(f)
	3,000	6.250		05/01/25	3,184

					912,204

TOTAL CORPORATE OBLIGATIONS (Cost $74,073,962)					$ 76,178,645

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 3.3%
Collateralized Mortgage Obligations(j) – 1.3%
Interest Only – 1.3%
FHLMC REMIC Series 4991, Class IE
$685,260	5.000%	07/25/50	$ 92,258
FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
484,201	6.009	07/25/50	88,178
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
238,212	6.059	11/25/47	44,012
FNMA REMIC Series 2020-60, Class KI
447,714	2.000	09/25/50	44,931
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
947,728	5.507	08/20/44	167,923
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
241,455	6.107	09/20/48	43,068
GNMA REMIC Series 2019-110, Class PS(b) (-1X 1M USD LIBOR + 6.050%)
616,850	5.957	09/20/49	106,965
GNMA REMIC Series 2019-153, Class EI
793,225	4.000	12/20/49	106,140
GNMA REMIC Series 2019-52, Class SK(b) (-1x 1M USD LIBOR + 6.050%)
223,905	5.957	04/20/49	29,524
GNMA REMIC Series 2020-146, Class KI
912,477	2.500	10/20/50	91,910
GNMA REMIC Series 2020-173, Class AI
853,864	2.500	11/20/50	58,687
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
306,161	5.957	02/20/50	50,737
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
475,315	5.957	04/20/50	81,324
GNMA REMIC Series 2020-55, Class IO
1,177,645	3.500	04/20/50	146,212
GNMA REMIC Series 2020-61, Class GI
355,515	5.000	05/20/50	38,123
GNMA REMIC Series 2020-7, Class GI
150,025	4.000	01/20/50	15,041
GNMA REMIC Series 2020-78, Class DI
447,552	4.000	06/20/50	53,536

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
	$438,813	6.057%	06/20/50		$ 65,960

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,317,640)					$ 1,324,529

Federal Agencies(k) – 2.0%
GNMA – 1.0%
	1,000,000	4.500	TBA-30	yr	1,065,967

UMBS, 30 Year, Single Family – 1.0%
	$1,000,000	5.000%	TBA-30	yr	$ 1,095,492

TOTAL FEDERAL AGENCIES					$ 2,161,459

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $3,492,425)					$ 3,485,988

Agency Debenture – 0.2%
Pakistan Water & Power Development Authority
	$200,000	7.500%	06/04/31		$ 199,250
(Cost $200,000)

Asset-Backed Securities(b)(f) – 1.5%
Collateralized Loan Obligations – 1.5%
Bain Capital Credit CLO Series 2019-1A, Class DR(-1x 3M USD LIBOR + 3.450%)
	$175,000	2.184%	04/19/34		$ 175,924
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
	200,000	4.472	01/15/32		196,145
Neuberger Berman Loan Advisers CLO 31, Ltd. Series 2019-31A, Class DR (-1x 3M USD LIBOR + 3.250%)
	600,000	3.440	04/20/31		600,233
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
	600,000	3.910	04/18/36		598,569

TOTAL ASSET-BACKED SECURITIES (Cost $1,566,000)					$ 1,570,871

Foreign Debt Obligations – 11.5%
Sovereign – 11.5%
Benin Government International Bond(f)
EUR	260,000	4.875%	01/19/32		$ 307,813
Dominican Republic
	$640,000	5.500	01/27/25		703,920
	200,000	5.950	01/25/27		225,000
	240,000	4.875 (f)	09/23/32		247,200

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Finance Department Government of Sharjah(f)
	$200,000	4.000%		07/28/50	$ 183,750
Jamaica Government International Bond
	400,000	7.875		07/28/45	558,875
Kingdom of Bahrain(f)
	200,000	7.375		05/14/30	225,475
Kingdom of Morocco(f)
	310,000	3.000		12/15/32	299,150
Perusahaan Penerbit SBSN Indonesia III
	550,000	4.150		03/29/27	615,931
Republic of Abu Dhabi(f)
	200,000	3.875		04/16/50	230,850
Republic of Angola(f)
	200,000	8.250		05/09/28	208,475
Republic of Argentina(e)
	13,920	1.000		07/09/29	5,269
	455,900	0.125	(l)	07/09/30	163,440
Republic of Armenia International Bond(f)
	330,000	3.600		02/02/31	310,881
Republic of Belarus Ministry of Finance(f)
	200,000	5.875		02/24/26	184,500
Republic Of Cameroon(f)
EUR	220,000	5.950		07/07/32	260,865
Republic of Colombia(e)
	$200,000	4.500		03/15/29	217,662
	200,000	4.125		05/15/51	189,475
Republic of Ecuador(f)
	34,036	0.000	(g)	07/31/30	18,794
	40,000	0.500	(l)	07/31/30	34,300
	46,400	0.500	(l)	07/31/40	28,710
Republic of Egypt
EUR	180,000	4.750		04/11/25	222,346
	200,000	4.750		04/16/26	246,829
	200,000	5.625		04/16/30	237,936
	$200,000	8.875	(f)	05/29/50	215,475
Republic of Indonesia
EUR	100,000	1.100		03/12/33	116,085

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Ivory Coast(f)
EUR	500,000	4.875%		01/30/32	$ 591,319
Republic of Lebanon(i)
	$10,000	6.200		02/26/25	1,218
	10,000	6.750		11/29/27	1,233
	20,000	6.850		05/25/29	2,473
	110,000	6.650		02/26/30	13,702
	10,000	8.250		05/17/34	1,224
Republic of Nigeria
	400,000	7.625		11/21/25	450,825
Republic of Oman(f)
	320,000	6.250		01/25/31	342,300
Republic of Paraguay
	200,000	4.700		03/27/27	226,162
	200,000	4.950	(e)	04/28/31	229,725
Republic of Peru(e)
	400,000	2.783		01/23/31	406,950
Republic of Romania
EUR	290,000	2.875		03/11/29	381,113
	30,000	2.625	(f)	12/02/40	35,217
Republic of Turkey
	$200,000	7.250		12/23/23	215,787
	200,000	6.125		10/24/28	203,475
	200,000	7.625		04/26/29	218,600
	200,000	4.875		04/16/43	159,163
Republic of Uzbekistan(f)
	200,000	3.700		11/25/30	199,237
Russian Federation Bond
	200,000	4.750		05/27/26	227,475

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Senegal Government International Bond(f)
EUR	200,000	5.375%		06/08/37	$ 233,222
Trinidad & Tobago Government International Bond(e)
	$400,000	4.500		06/26/30	417,325
Ukraine Government Bond
	190,000	7.750		09/01/23	204,725
	200,000	7.750		09/01/24	218,162
	200,000	7.750		09/01/26	220,725
United Mexican States
	540,000	4.500		04/22/29	610,639
	200,000	2.659	(e)	05/24/31	195,287

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $12,130,399)					$ 12,266,289

Common Stocks(i) – 0.1%
Energy Equipment & Services – 0.1%
Nabors Industries Ltd.
	$811				$ 92,649

Oil, Gas & Consumable Fuels – 0.0%
Summit Midstream Partners LP
	1,890				57,418

TOTAL COMMON STOCKS (Cost $144,272)					$ 150,067

Shares		Dividend Rate			Value

Investment Company(m) – 4.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	4,567,927	0.026%			$ 4,567,927
(Cost $4,567,927)

TOTAL INVESTMENTS – 99.8% (Cost $104,336,222)					$ 106,650,927

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%					251,242

NET ASSETS – 100.0%					$ 106,902,169

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Pay-in-kind securities.

(i)	Security is currently in default and/or non-income producing.

(j)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,161,459 which represents approximately 2.0% of the Fund’s net assets as of June 30, 2021.

(l)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2021.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CP	— Commercial Paper
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	660,237	AUD	851,603	09/15/21	$21,368
	USD	854,150	CAD	1,031,505	09/15/21	22,049
	USD	6,489,487	EUR	5,423,649	09/10/21	48,923
	USD	375,153	GBP	268,126	08/05/21	4,217
	USD	832,142	JPY	92,203,164	09/15/21	1,650
	USD	781,504	NOK	6,454,881	09/15/21	31,587
	USD	660,697	NZD	916,103	09/15/21	20,492
	USD	867,398	SEK	7,165,936	09/15/21	29,468

TOTAL						$179,754

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	755,369	USD	569,214	09/15/21	$(2,540)
	CAD	862,026	USD	700,751	09/15/21	(5,367)
	EUR	104,992	USD	125,069	09/10/21	(392)
	EUR	1,342,203	USD	1,636,209	09/15/21	(42,168)
	GBP	100,785	USD	142,785	08/05/21	(3,354)
	JPY	100,904,466	USD	922,941	09/15/21	(14,075)
	NOK	5,629,222	EUR	552,949	09/15/21	(2,705)
	NZD	810,584	USD	569,360	09/15/21	(2,895)
	SEK	6,342,218	EUR	626,375	09/15/21	(2,291)

TOTAL						$(75,787)

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
20 Year U.S. Treasury Bonds	7	09/21/21	$1,125,250	$24,976
10 Year U.S. Treasury Notes	50	09/21/21	6,625,000	26,723
2 Year U.S. Treasury Notes	31	09/30/21	6,829,929	(10,771)

5 Year U.S. Treasury Notes	52	09/30/21	$6,418,344	$(143)

Total				$40,785

Short position contracts:
Ultra Long U.S. Treasury Bonds	(6)	09/21/21	(1,156,125)	(27,726)
Ultra 10 Year U.S. Treasury Notes	(9)	09/21/21	(1,324,828)	(21,673)
10 Year German Euro-Bund	(1)	09/08/21	(204,672)	(1,069)

Total				$(50,468)

TOTAL FUTURES CONTRACTS				$(9,683)

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

(0.500)%	6M EURO	09/15/24	EUR	830	$3,786	$3,282	$504
(0.500)	6M EURO	09/15/25		210	2,007	1,815	192
(0.500)	6M EURO	09/15/26		710	11,578	10,922	656
(0.250)	6M EURO	09/15/28		490	7,056	6,561	495
(0.250)	6M EURO	09/15/31		1,230	56,124	57,751	(1,627)
0.000	6M EURO	09/15/41		190	21,823	21,952	(129)
0.000	6M EURO	09/15/51		20	3,313	3,391	(78)

TOTAL					$105,687	$105,674	$13

(a)	Payments made annually.

(b)	Payments made semi-annually.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	7.302%	12/20/22	$60	$5,325	$8,703	$(3,378)
Protection Sold:
CDX.NA.HY Index 34	5.000	2.362	06/20/25	46	4,597	(1,450)	6,047
CDX.NA.IG Index 28	1.000	0.218	06/20/22	625	4,999	4,193	806
CDX.NA.IG Index 33	1.000	0.423	12/20/24	1,950	39,575	30,894	8,681
CDX.NA.IG Index 34	1.000	0.48	06/20/25	15,350	318,579	151,174	167,405
CDX.NA.IG Index 34	1.000	0.245	06/20/23	425	6,486	3,584	2,902

TOTAL					$379,561	$197,098	$182,463

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.HY Index 34 — CDX North America High Yield Index 34
CDX.NA.IG Index 28 — CDX North America Investment Grade Index 28
CDX.NA.IG Index 33 — CDX North America Investment Grade Index 33
CDX.NA.IG Index 34 — CDX North America Investment Grade Index 34

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – 39.0%
Bank Loans(a) – 26.9%
Advertising(b) – 0.4%
Terrier Media Buyer, Inc. (B+/B1) (1M LIBOR + 3.500%)
$467,899	3.604%	12/17/26	$ 465,297

Aerospace & Defense – 1.3%
ADS Tactical, Inc. (B+/B3)(b) (3M LIBOR + 5.750%)
444,375	6.750	03/19/26	445,486
Brown Group Holding LLC (B+/B1)
700,000	3.250	06/07/28	696,150
TransDigm, Inc. (B+/Ba3)(b) (1M LIBOR + 2.250%)
588,498	2.354	12/09/25	579,353

			1,720,989

Airlines(b) – 0.3%
United Airlines, Inc. (BB-/Ba1) (3M LIBOR + 3.750%)
399,000	4.500	04/21/28	403,876

Auto Components – 1.5%
First Brands Group LLC (B/B1)
443,576	6.000	03/30/27	448,198
Garrett LX I S.a.r.l. (B+/Ba2)(b)(c) (3M LIBOR + 3.250%)
400,000	3.750	04/30/28	400,500
Mavis Tire Express Services Corp. (B-/B2)(b) (3M LIBOR + 4.000%)
200,000	4.750	05/04/28	200,500
SRAM, LLC (BB-/B1)
445,909	3.250	05/12/28	443,680
Wheel Pros, LLC (B-/B2)(b) (1M LIBOR + 4.500%)
450,000	5.250	05/11/28	451,125

			1,944,003

Automotive(b) – 1.2%
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
1,215,132	3.600	11/06/24	1,215,132
Truck Hero, Inc. (B-/B2) (1M LIBOR + 3.750%)
299,250	4.500	01/31/28	299,100

			1,514,232

Building & Construction(b) – 0.2%
DG Investment Intermediate Holdings 2, Inc. (B/B2)
(1M LIBOR + 3.750%)
29,610	4.500	03/31/28	29,697
(1M LIBOR + 3.750%)
186,039	4.500	03/31/28	186,582

			216,279

Principal Amount		Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Building Materials(b) – 0.2%
CP Atlas Buyer, Inc. (B-/B2) (3M LIBOR + 3.750%)
	$99,750	4.250%	11/23/27	$ 99,428
Potters Industries LLC (B/B2) (3M LIBOR + 4.000%)
	189,525	4.750	12/14/27	189,644

				289,072

Capital Goods-Others(b) – 0.3%
Engineered Machinery Holdings, Inc. (B-/B2)(3M EURIBOR + 3.750%)
EUR	125,000	3.750	05/21/28	147,996
Engineered Machinery Holdings, Inc. (B-/B2) (3M LIBOR + 3.000%)
	199,483	0.000	07/19/24	199,184

				347,180

Chemicals(b) – 0.6%
Consolidated Energy Finance SA (B+/B1) (1M LIBOR + 2.500%)
	295,671	2.595	05/07/25	286,677
Illuminate Buyer LLC (B+/B1) (1M LIBOR + 3.500%)
	522,378	3.604	06/30/27	518,925

				805,602

Coal(b) – 0.3%
Oxbow Carbon LLC (BB-/B1) (1M LIBOR + 4.250%)
	412,147	5.000	10/17/25	410,602

Commercial Services – 1.8%
Allied Universal Holdco LLC (B/B2)(b) (3M LIBOR + 3.750%)
	672,075	4.250	05/12/28	673,755
Amentum Government Services Holdings LLC (B/B1)(b) (3M LIBOR + 4.750%)
	349,125	5.500	01/29/27	351,635
APX Group, Inc. (B-/B2)(b)(d) (1M LIBOR + 5.000)
	124,684	7.250	12/31/25	124,860
CoreLogic, Inc. (B/B1)
	375,000	4.000	06/02/28	373,688
Garda World Security Corp. (B/B1)
	382,008	4.350	10/30/26	383,510
Holding Socotec (B/B2)(d)
	100,000	0.000	06/02/28	118,430
Holding Socotec (B/B2)(c)(d)
	275,000	0.000	06/30/28	275,000

				2,300,878

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Consumer Cyclical Services – 0.9%
AI Aqua Merger Sub, Inc. (B/B2)(b)
(1M LIBOR + 3.250%)
$132,503	4.250%	12/13/23	$ 132,586
(1M LIBOR + 4.250%)
414,685	5.250	12/13/23	414,685
Rent-A-Center, Inc. (BB-/Ba3)(b) (3M LIBOR + 4.000%)
224,438	4.750	02/17/28	224,438
The Hertz Corp. (B+/B2)(d)
378,641	0.000	06/30/28	378,167
The Hertz Corp. (BB-/B2)(d)
71,359	0.000	06/30/28	71,270

			1,221,146

Consumer Products – 0.5%
Energizer Holdings, Inc. (BB+/Ba1)(b) (1M LIBOR + 2.250%)
174,563	2.750	12/22/27	173,995
Hunter Fan Co. (B/B2)
500,000	5.750	05/08/28	500,210

			674,205

Distribution/Wholesale(b) – 0.1%
Resideo Funding, Inc. (BBB-/Ba2) (3M LIBOR + 2.250%)
149,625	2.750	02/08/28	149,251

Diversified Financial services – 0.8%
Blackstone CQP Holdco LP (B/B2)
400,000	4.250	06/05/28	398,200
DRW Holdings LLC (BB-/B1)(b) (1M LIBOR + 3.750%)
325,000	3.854	03/01/28	324,188
Edelman Financial Center LLC (B/B2)(b) (1M LIBOR + 3.500%)
300,000	4.500	04/07/28	300,207

			1,022,595

Diversified Manufacturing – 0.8%
Apex Tool Group LLC (CCC+/B3)(b) (1M LIBOR + 5.500%)
665,551	6.500	08/01/24	667,674
Klockner-Pentaplast of America, Inc. (B/B2)
349,125	5.250	02/12/26	350,871

			1,018,545

Energy - Services(b) – 0.1%
WIN Waste Innovations Holdings, Inc. (B+/B1) (1M LIBOR + 2.750%)
150,000	3.250	03/24/28	149,625

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Food & Beverage(b) – 0.3%
Chobani LLC (B-/B1) (1M LIBOR + 3.500%)
$248,125	4.500%	10/20/27	$ 248,540
City Brewing Co. LLC (B+/B1) (3M LIBOR + 3.500%)
175,000	4.250	04/05/28	175,656

			424,196

Health Care - Services – 1.9%
Athenahealth, Inc. (B/B2)(b) (3M LIBOR + 4.250%)
328,551	4.410	02/11/26	329,271
Jazz Financing Lux S.a.r.l. (BB-/Ba2)(b) (1M LIBOR + 3.500%)
600,000	4.000	05/05/28	601,686
Kindred Healthcare LLC (B+/B3)(b) (1M LIBOR + 4.500%)
755,669	4.625	07/02/25	753,779
Lonza Group AG (NR/B2)(d)
400,000	0.000	06/29/28	400,216
Onex TSG Intermediate Corp. (B/B2)(b) (3M LIBOR + 4.750%)
300,000	5.500	02/28/28	301,689

			2,386,641

Healthcare-Services(b) – 0.1%
Insulet Corp. (B+/Ba3) (1M LIBOR + 3.250%)
150,000	3.750	05/04/28	150,095

Home Construction(b) – 0.2%
Packers Holdings LLC (B-/B2) (3M LIBOR + 3.250%)
124,844	4.000	03/09/28	124,090
Park River Holdings, Inc. (B-/B1) (3M LIBOR + 3.250%)
150,000	4.000	12/28/27	149,086

			273,176

Insurance – 0.5%
Baldwin Risk Partners LLC (B/B2)
100,000	4.000	10/14/27	99,688
HUB International Ltd. (B/B2)(b) (2M LIBOR + 3.000%)
549,646	2.926	04/25/25	543,264

			642,952

Machinery(b) – 0.8%
Vertical Midco GmbH (B+/B1)(6M LIBOR + 4.250%)
994,760	4.478	07/30/27	995,178

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Media - Non Cable(b) – 1.0%
Allen Media LLC (BB-/Ba3)(3M LIBOR + 5.500%)
$385,064	5.647%	02/10/27	$ 385,183
Cambium Learning Group, Inc. (B-/B3)(3M LIBOR + 4.500%)
378,345	5.250	12/18/25	380,168
iHeartCommunications, Inc. (B+/B1)
(1M LIBOR + 3.000%)
158,739	3.104	05/01/26	157,252
(1M LIBOR + 4.000%)
321,750	4.750	05/01/26	321,750

			1,244,353

Oil Field Service – 0.5%
Apergy Corp. (BBB-/Ba2)
600,449	6.000	06/03/27	611,707

Packaging(b) – 1.7%
Charter NEX US, Inc. (NR/B2)(d)(1M LIBOR + 4.250%)
325,000	4.500	12/01/27	325,406
Flex Acquisition Co., Inc. (B/B2)(3M LIBOR + 3.500%)
537,742	4.000	03/02/28	535,166
LABL, Inc. (B/B2)(1M LIBOR + 4.000%)
506,403	4.104	07/01/26	505,350
Reynolds Group Holdings, Inc. (B+/B1)(1M LIBOR + 3.250%)
41	3.354	02/05/26	41
TricorBraun Holdings, Inc. (B-/B2)
(3M LIBOR + 1.625%)
2,142	3.267	03/03/28	2,094
(3M LIBOR + 3.250%)
285,731	3.750	03/03/28	283,482
Trident TPI Holdings, Inc. (B-/B2)(3M LIBOR + 3.000%)
508,747	4.000	10/17/24	506,203

			2,157,742

Pharmaceuticals(b) – 0.5%
Bausch Health Cos., Inc. (BB/Ba2)(1M LIBOR + 3.000%)
295,421	3.104	06/02/25	294,056
Gainwell Acquisition Corp. (B+/B2)(3M LIBOR + 4.000%)
298,500	4.750	10/01/27	299,171

			593,227

Pipelines – 0.5%
AL NGPL Holdings LLC (B+/Ba3)(b)(3M LIBOR + 3.750%)
375,000	4.750	04/14/28	377,344
Centurion Pipeline Co. LLC (BB/B1)(b)(1M LIBOR + 4.000%)
169,150	0.000	09/29/25	166,190

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Pipelines – (continued)
ITT Holdings LLC (BB/Ba2)(d)
$150,000	0.000%	07/10/28	$ 149,625

			693,159

Restaurant(b) – 0.2%
IRB Holding Corp. (B/B2)(6M LIBOR + 2.750%)
299,227	0.000	02/05/25	298,509

Retailing(b) – 0.1%
Harbor Freight Tools USA, Inc. (BB-/Ba3)(1M LIBOR + 3.000%)
149,250	3.750	10/19/27	149,150

Technology – 0.8%
ICON Luxembourg S.a.r.l. (BB+/Ba1)(d)
79,782	0.000	07/03/28	79,895
320,218	0.000	07/03/28	320,669
Ingram Micro, Inc. (BB-/B1)(d)
375,000	0.000	06/30/28	375,469
Syndigo LLC (B-/B2)(b)(3M LIBOR + 4.500%)
224,438	5.250	12/15/27	222,754

			998,787

Technology - Hardware(b) – 0.3%
CommScope, Inc. (B/Ba3)(1M LIBOR + 3.250%)
339,637	3.354	04/06/26	337,698

Technology - Software(b) – 4.6%
Ahead Data Blue LLC (NR/B1)(2M LIBOR + 3.750%)
272,791	4.500	10/18/27	273,088
AppLovin Corp. (B+/B1)(1M LIBOR + 3.250%)
248,724	3.354	08/15/25	248,274
Camelot U.S. Acquisition 1 Co. (B/B1)
(1M LIBOR + 3.000%)
573,544	3.104	10/30/26	570,677
(1M LIBOR + 3.000%)
99,500	4.000	10/30/26	99,500
Castle US Holding Corp. (B-/B3)(3M LIBOR + 3.750%)
296,875	3.897	01/29/27	292,932
DCert Buyer, Inc. (CCC/Caa2)(1M LIBOR + 7.000%)
125,000	7.104	02/16/29	125,860
DCert Buyer, Inc. (B-/B2)(1M LIBOR + 4.000%)
690,021	4.104	10/16/26	690,311
Epicor Software Corp. (B-/B2)(1M LIBOR + 3.250%)
545,875	4.000	07/30/27	545,034
GlobalLogic Holdings, Inc. (B/B2)(1M LIBOR + 3.750%)
173,688	4.500	09/14/27	173,741

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Technology - Software(b) – (continued)
Grab Holdings, Inc. (B-/B3)(6M LIBOR + 4.500%)
$199,500	5.500%	01/29/26	$ 202,327
Idera, Inc. (B-/B2)(3M LIBOR + 3.750%)
399,982	4.500	03/02/28	399,734
Idera, Inc. (CCC/Caa2)(6M LIBOR + 6.750%)
30,000	7.500	03/02/29	29,775
Mitchell International, Inc. (B-/B2)(1M LIBOR + 4.250%)
446,625	4.750	11/29/24	448,059
Panther Commercial Holdings LP (B-/B3)(3M LIBOR + 4.500%)
275,000	5.000	01/07/28	275,058
Perforce Software, Inc. (B-/B2)(1M LIBOR + 3.750%)
732,268	3.854	07/01/26	725,942
Virtusa Corp. (B+/B2)(1M LIBOR + 4.250%)
299,250	5.000	02/11/28	300,148
VS Buyer LLC (B/B1)(1M LIBOR + 3.000%)
543,125	3.104	02/28/27	540,752

			5,941,212

Telecommunications(b) – 1.2%
Endure Digital, Inc. (B/B2)(3M LIBOR + 3.500%)
275,000	4.250	02/10/28	273,510
LogMeIn, Inc. (B-/B2)(d)(1M LIBOR + 4.750%)
398,997	4.827	08/31/27	398,251
MH Sub I LLC (B/B2)(1M LIBOR + 3.750%)
213,285	4.750	09/13/24	213,596
PUG LLC (B-/B3)(1M LIBOR + 3.000%)
673,740	3.604	02/12/27	657,321

			1,542,678

Telecommunications-Wirelines(b) – 0.2%
Zayo Group Holdings, Inc. (B/B1)(1M LIBOR + 3.000%)
247,697	3.104	03/09/27	244,931

Transportation(b) – 0.2%
LaserShip, Inc. (B-/B2)(3M LIBOR + 4.500%)
275,000	5.250	05/07/28	274,656

TOTAL BANK LOANS			$ 34,613,424

Other Secured Debt Obligations – 12.1%
Airlines(e) – 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
$23,000	5.500%	04/20/26	$ 24,380
77,000	5.750	04/20/29	83,256

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Airlines(e) – (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)(f)
$295,000	5.750%	01/20/26	$ 316,019
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)(f)
206,000	6.500	06/20/27	226,857
United Airlines, Inc. (BB-/Ba1)(f)
410,000	4.375	04/15/26	424,350

			1,074,862

Chemicals(e)(f) – 0.4%
Herens Holdco S.a.r.l. (B/B2)
200,000	4.750	05/15/28	198,500
INEOS Quattro Finance 2 PLC (BB/Ba3)
300,000	3.375	01/15/26	302,250

			500,750

Commercial Services(e)(f) – 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B/B2)
297,000	6.625	07/15/26	314,820
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l. (B/B2)
390,000	4.625	06/01/28	390,000
250,000	4.625	06/01/28	249,687
APX Group, Inc. (B-/B1)
108,000	6.750	02/15/27	114,885
NESCO Holdings II, Inc. (B/B3)
110,000	5.500	04/15/29	114,400

			1,183,792

Distribution/Wholesale(e)(f) – 0.2%
Wolverine Escrow LLC (CCC+/Caa3)
275,000	8.500	11/15/24	266,750

Diversified Financial services(e)(f) – 0.2%
NFP Corp. (B/B1)
180,000	4.875	08/15/28	182,250

Electric(e)(f) – 0.4%
Calpine Corp. (BB+/Ba2)
580,000	3.750	03/01/31	551,000

Energy-Alternate Sources(e)(f) – 0.1%
Renewable Energy Group, Inc. (BB/B2)
130,000	5.875	06/01/28	136,175

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Entertainment(e)(f) – 0.2%
WMG Acquisition Corp. (BB/Ba3)
$197,000	3.000%		02/15/31	$ 186,658

Environmental(e)(f) – 0.4%
GFL Environmental, Inc. (BB-/Ba3)
393,000	3.500		09/01/28	390,053
Madison IAQ LLC (B/B1)
50,000	4.125		06/30/28	50,500

				440,553

Food(e)(f) – 0.2%
US Foods, Inc. (BB-/B3)
281,000	6.250		04/15/25	298,211

Health Care - Services(f) – 1.6%
Indigo Merger Sub, Inc. (BB+/Ba1)(e)
200,000	2.875		07/15/26	202,500
Legacy LifePoint Health LLC (B/B1)(e)
300,000	6.750		04/15/25	318,750
Tenet Healthcare Corp. (NR/B1)(e)
156,000	4.625		09/01/24	160,095
Tenet Healthcare Corp. (B+/B1)
557,000	4.625		07/15/24	564,659
350,000	7.500	(e)	04/01/25	376,687
454,000	4.875	(e)	01/01/26	469,890

				2,092,581

Insurance(e)(f) – 0.3%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
365,000	4.250		02/15/29	360,438

Internet(e)(f) – 0.5%
Arches Buyer, Inc. (B/B1)
370,000	4.250		06/01/28	365,838
Cablevision Lightpath LLC (B+/B1)
272,000	3.875		09/15/27	269,960

				635,798

Iron/Steel(e)(f) – 0.2%
Cleveland-Cliffs, Inc. (BB-/Ba2)
250,000	6.750		03/15/26	269,063

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Leisure Time(e)(f) – 0.2%
Carnival Corp. (BB-/B1)
$180,000	9.875%	08/01/27	$ 210,375

Media(e)(f) – 1.4%
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC+/Caa1)
525,000	5.375	08/15/26	339,937
Scripps Escrow II, Inc. (BB-/Ba3)
410,000	3.875	01/15/29	404,875
Sinclair Television Group, Inc. (BB-/Ba2)
470,000	4.125	12/01/30	461,775
UPC Holding B.V. (B/B3)
200,000	5.500	01/15/28	209,250
Urban One, Inc. (B-/B3)
125,000	7.375	02/01/28	134,688
Ziggo B.V. (B+/B1)
200,000	4.875	01/15/30	204,750

			1,755,275

Oil Field Services(e)(f) – 0.0%
Transocean Phoenix 2 Ltd. (CCC+/NR)
11,000	7.750	10/15/24	11,330
Transocean Proteus Ltd. (CCC+/NR)
35,750	6.250	12/01/24	36,018

			47,348

Oil, Gas & Consumable Fuels(f) – 0.5%
Noble Finance Co. (NR/NR)(g)(PIK 15.000%, Cash 11.000%)
52,296	11.000	02/15/28	57,526
Transocean Poseidon Ltd. (CCC+/Caa1)(e)
120,000	6.875	02/01/27	120,600
Transocean Sentry Ltd. (CCC+/Caa1)(e)
518,300	5.375	05/15/23	506,820

			684,946

Packaging(e)(f) – 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)
186,000	4.000	10/15/27	184,605

Pharmaceuticals(e)(f) – 0.4%
Bausch Health Cos., Inc. (BB/Ba2)
125,000	5.500	11/01/25	128,125
200,000	4.875	06/01/28	203,750

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Pharmaceuticals(e)(f) – (continued)
Jazz Securities DAC (BB-/Ba2)
$200,000	4.375%	01/15/29	$ 207,709

			539,584

Pipelines(e)(f) – 0.9%
Cheniere Energy, Inc. (BB/Ba3)
385,000	4.625	10/15/28	405,212
CQP Holdco LP/BIP-V Chinook Holdco LLC (NR/NR)
315,000	5.500	06/15/31	326,813
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)
450,000	7.500	02/01/26	471,375

			1,203,400

Retailing(e)(f) – 1.3%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
383,000	4.375	01/15/28	387,787
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
621,000	4.000	10/15/30	599,265
1011778 BC ULC/New Red Finance, Inc. (BB+/Ba2)
50,000	5.750	04/15/25	52,875
PetSmart, Inc./PetSmart Finance Corp. (BB-/B1)
250,000	4.750	02/15/28	260,000
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)
336,000	6.375	09/30/26	351,120

			1,651,047

Technolgy- Software(e)(f) – 0.2%
Clarivate Science Holdings Corp. (B/B1)
285,000	3.875	06/30/28	286,781

Telecommunications(e)(f) – 0.6%
Altice France SA (B/B2)
348,000	7.375	05/01/26	361,920
425,000	5.125	01/15/29	427,125

			789,045

TOTAL OTHER SECURED DEBT OBLIGATIONS			$ 15,531,287

TOTAL SECURED DEBT OBLIGATIONS (Cost $49,662,510)			$ 50,144,711

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – 51.7%
Advertising(e)(f) – 0.8%
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)
$100,000	6.250%	06/15/25	$ 106,000
100,000	4.250	01/15/29	100,500
574,000	4.625	03/15/30	582,610
Terrier Media Buyer, Inc. (CCC+/Caa1)
201,000	8.875	12/15/27	217,080

			1,006,190

Aerospace & Defense(f) – 1.1%
TransDigm UK Holdings PLC (B-/B3)
425,000	6.875	05/15/26	448,375
TransDigm, Inc. (B-/B3)(e)
330,000	4.625	01/15/29	330,412
198,000	4.875	05/01/29	199,980
Triumph Group, Inc. (CCC-/Ca)
428,000	7.750	08/15/25	439,770

			1,418,537

Auto Components(f) – 0.2%
Penske Automotive Group, Inc. (BB-/Ba3)
234,000	3.750	06/15/29	234,585

Automotive(f) – 2.2%
Allison Transmission, Inc. (NR/Ba3)(e)
224,000	3.750	01/30/31	220,080
Dana, Inc. (BB/B2)
325,000	5.625	06/15/28	350,187
165,000	4.250	09/01/30	169,744
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(e)
230,000	8.000	02/01/28	247,250
Ford Motor Co. (BB+/Ba2)
89,000	9.000	04/22/25	109,671
Ford Motor Credit Co. LLC (BB+/Ba2)
284,000	4.063	11/01/24	302,071
470,000	3.375	11/13/25	485,047
Meritor, Inc. (BB-/B1)(e)
196,000	6.250	06/01/25	207,760
Navistar International Corp. (CCC+/B3)(e)
262,000	6.625	11/01/25	270,680

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Automotive(f) – (continued)
Real Hero Merger Sub 2, Inc. (CCC/Caa2)(e)
$55,000	6.250%	02/01/29	$ 57,063
Tesla, Inc. (BB/B1)(e)
258,000	5.300	08/15/25	266,062
Wheel Pros, Inc. (CCC/Caa2)(e)
160,000	6.500	05/15/29	161,600

			2,847,215

Banks(e)(f) – 0.4%
Freedom Mortgage Corp. (B/B2)
250,000	7.625	05/01/26	260,312
275,000	6.625	01/15/27	276,719

			537,031

Building Materials(e)(f) – 1.8%
APi Group DE, Inc. (B/B1)
295,000	4.125	07/15/29	293,525
Beacon Roofing Supply, Inc. (B-/B2)
290,000	4.125	05/15/29	288,187
Builders FirstSource, Inc. (B+/B1)
203,000	5.000	03/01/30	212,135
Cornerstone Building Brands, Inc. (B-/B3)
223,000	6.125	01/15/29	239,168
CP Atlas Buyer, Inc. (CCC/Caa2)
265,000	7.000	12/01/28	274,275
GYP Holdings III Corp. (B/B2)
130,000	4.625	05/01/29	130,485
SRS Distribution, Inc. (CCC/Caa2)
115,000	6.125	07/01/29	118,450
Standard Industries, Inc. (BBB-/Ba2)
191,000	5.000	02/15/27	198,050
Summit Materials LLC/Summit Materials Finance Corp. (BB/B1)
546,000	5.250	01/15/29	577,395

			2,331,670

Chemicals(e)(f) – 2.1%
Axalta Coating Systems LLC (BB-/B1)
310,000	3.375	02/15/29	302,250
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)
183,000	4.750	06/15/27	191,235
Element Solutions, Inc. (BB/B1)
294,000	3.875	09/01/28	299,880

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Chemicals(e)(f) – (continued)
Ingevity Corp. (NR/Ba3)
$505,000	3.875%	11/01/28	$ 502,475
Kraton Polymers LLC/Kraton Polymers Capital Corp. (BB-/B2)
110,000	4.250	12/15/25	111,925
The Chemours Co. (B/B1)
315,000	5.750	11/15/28	336,262
WR Grace & Co-Conn (BB-/B1)
939,000	4.875	06/15/27	995,340

			2,739,367

Commercial Services(e)(f) – 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)
95,000	6.000	06/01/29	96,069
Metis Merger Sub LLC (CCC/Caa2)
79,000	6.500	05/15/29	77,914
MPH Acquisition Holdings LLC (B-/B3)
260,000	5.750	11/01/28	260,325
Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)
260,000	5.625	10/01/28	274,950
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (B/Ba3)
360,000	4.625	11/01/26	375,750
Square, Inc. (BB/Ba2)
39,000	3.500	06/01/31	39,195
The Nielsen Co. Luxembourg S.a.r.l. (BB/B2)
297,000	5.000	02/01/25	305,167

			1,429,370

Computers(e)(f) – 0.7%
Austin BidCo, Inc. (CCC+/NR)
79,000	7.125	12/15/28	80,679
Booz Allen Hamilton, Inc. (BB-/Ba2)
453,000	3.875	09/01/28	462,060
87,000	4.000	07/01/29	88,740
Science Applications International Corp. (BB-/B1)
275,000	4.875	04/01/28	288,062

			919,541

Distribution & Wholesale(e)(f) – 0.7%
American Builders & Contractors Supply Co., Inc. (B+/B1)
310,000	3.875	11/15/29	306,900

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Distribution & Wholesale(e)(f) – (continued)
BCPE Empire Holdings, Inc. (CCC/Caa2)
$396,000	7.625%	05/01/27	$ 401,940
Core & Main LP (CCC+/Caa1)
179,000	6.125	08/15/25	182,356

			891,196

Diversified Financial Services(f) – 2.7%
Compass Group Diversified Holdings LLC (B+/B)(e)
283,000	5.250	04/15/29	293,966
Global Aircraft Leasing Co. Ltd. (NR/B1)(e)(g)(PIK 7.250%, Cash 6.500%)
201,877	6.500	09/15/24	202,886
Global Infrastructure Solutions, Inc. (BB-/B1)(e)
305,000	5.625	06/01/29	316,437
LD Holdings Group LLC (B+/B2)(e)
205,000	6.500	11/01/25	209,100
210,000	6.125	04/01/28	208,688
LGI Homes, Inc. (BB-/Ba2)(e)
220,000	4.000	07/15/29	221,100
Nationstar Mortgage Holdings, Inc. (B/B2)(e)
240,000	5.500	08/15/28	241,060
87,000	5.125	12/15/30	86,674
Navient Corp. (B+/Ba3)
444,000	4.875	03/15/28	446,220
NFP Corp. (CCC+/Caa2)(e)
453,000	6.875	08/15/28	477,349
OneMain Finance Corp. (BB-/Ba3)
264,000	8.875	06/01/25	291,720
United Wholesale Mortgage LLC (NR/Ba3)(e)
265,000	5.500	04/15/29	264,338
United Wholesale Mortgage LLC (NR/Ba3)(e)
250,000	5.500	11/15/25	258,125

			3,517,663

Diversified Manufacturing(e)(f) – 0.2%
BWX Technologies, Inc. (BB/Ba3)
324,000	4.125	04/15/29	329,670

Electrical(e)(f) – 0.9%
Clearway Energy Operating LLC (BB/Ba2)
246,000	4.750	03/15/28	257,685

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Electrical(e)(f) – (continued)
NRG Energy, Inc. (BB+/Ba2)
$102,000	3.375%	02/15/29	$ 99,833
271,000	3.625	02/15/31	266,257
Pike Corp. (CCC+/B3)
510,000	5.500	09/01/28	530,400

			1,154,175

Electrical Components & Equipment(e)(f) – 0.4%
Energizer Holdings, Inc. (B+/B2)
310,000	4.375	03/31/29	308,450
Wesco Distribution, Inc. (BB-/B1)
204,000	7.125	06/15/25	220,065

			528,515

Electronics(e)(f) – 0.2%
Atkore, Inc. (BB-/Ba3)
110,000	4.250	06/01/31	111,100
TTM Technologies, Inc. (BB-/Ba3)
99,000	4.000	03/01/29	99,000

			210,100

Engineering & Construction(f) – 0.4%
AECOM (BB-/Ba3)
446,000	5.125	03/15/27	495,618

Entertainment(e)(f) – 0.2%
Boyne USA, Inc. (B/B1)
140,000	4.750	05/15/29	144,725
Caesars Resort Collection LLC/CRC Finco, Inc. (CCC+/Caa1)
82,000	5.250	10/15/25	82,820

			227,545

Environmental(e)(f) – 0.3%
Madison IAQ LLC (CCC+/Caa1)
53,000	5.875	06/30/29	53,928
Stericycle, Inc. (BB-/NR)
284,000	3.875	01/15/29	283,645

			337,573

Food & Drug Retailing(e)(f) – 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB/Ba3)
401,000	4.625	01/15/27	419,045
403,000	3.500	03/15/29	397,459

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Food & Drug Retailing(e)(f) – (continued)
United Natural Foods, Inc. (CCC+/B3)
$284,000	6.750%	10/15/28	$ 305,300
US Foods, Inc. (B+/Caa1)
365,000	4.750	02/15/29	370,931

			1,492,735

Forest Products&Paper(e)(f) – 0.2%
Clearwater Paper Corp. (BB-/Ba3)
285,000	4.750	08/15/28	284,644

Gaming(e) – 0.5%
Boyd Gaming Corp. (B/Caa1)(f)
250,000	8.625	06/01/25	275,000
275,000	4.750	06/15/31	284,969
Everi Holdings, Inc. (B/B3)
60,000	5.000	07/15/29	60,000

			619,969

Healthcare Providers & Services(f) – 1.4%
Catalent Pharma Solutions, Inc. (BB-/B1)(e)
85,000	3.125	02/15/29	82,237
Centene Corp. (BBB-/Ba1)
424,000	4.250	12/15/27	447,290
DaVita, Inc. (B+/Ba3)(e)
405,000	3.750	02/15/31	388,294
Encompass Health Corp. (B+/B1)
360,000	4.500	02/01/28	372,600
HCA, Inc. (BB-/Baa3)
399,000	3.500	09/01/30	423,439
Surgery Center Holdings, Inc. (CCC/Caa2)(e)
86,000	6.750	07/01/25	87,505

			1,801,365

Home Builders(f) – 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (B+/B2)(e)
372,000	4.875	02/15/30	367,350
Mattamy Group Corp. (BB/B1)(e)
298,000	4.625	03/01/30	303,587
Tri Pointe Homes, Inc. (BB-/Ba2)
308,000	5.250	06/01/27	334,565

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Home Builders(f) – (continued)
Tri Pointe Homes, Inc. (BB-/Ba2)
$68,000	5.700%	06/15/28	$ 75,055

			1,080,557

Household Products(e)(f) – 0.5%
Spectrum Brands, Inc. (B/B2)
637,000	3.875	03/15/31	619,482

Insurance(e)(f) – 0.0%
AssuredPartners, Inc. (CCC+/Caa2)
55,000	5.625	01/15/29	55,069

Internet(e)(f) – 4.1%
Arches Buyer, Inc. (CCC+/Caa1)
45,000	6.125	12/01/28	46,519
Endure Digital, Inc. (CCC+/Caa2)
201,000	6.000	02/15/29	198,990
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
499,000	3.500	03/01/29	495,257
GrubHub Holdings, Inc. (BB-/B1)
1,265,000	5.500	07/01/27	1,331,412
Match Group Holdings II LLC (BB/Ba3)
241,000	5.000	12/15/27	252,749
492,000	4.625	06/01/28	509,220
248,000	5.625	02/15/29	268,150
653,000	4.125	08/01/30	662,795
Netflix, Inc. (BB+/Ba1)
204,000	3.625	06/15/25	219,300
Twitter, Inc. (BB+/Ba2)
277,000	3.875	12/15/27	294,312
Uber Technologies, Inc. (B-/B3)
625,000	7.500	05/15/25	674,219
270,000	6.250	01/15/28	289,913

			5,242,836

Iron/Steel(e)(f) – 0.2%
Cleveland-Cliffs, Inc. (NR/Ba3)
295,000	4.625	03/01/29	309,750

Leisure Time – 1.4%
Carnival Corp. (B+/B2)(e)(f)
245,000	7.625	03/01/26	266,131
180,000	5.750	03/01/27	189,900

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Leisure Time – (continued)
MajorDrive Holdings IV LLC (CCC+/Caa2)(e)(f)
$183,000	6.375%	06/01/29	$ 181,628
NCL Corp Ltd. (B-/Caa1)(e)(f)
135,000	3.625	12/15/24	130,275
NCL Corp., Ltd. (B-/Caa1)(e)(f)
33,000	5.875	03/15/26	34,568
NCL Finance Ltd. (B-/Caa1)(e)(f)
217,000	6.125	03/15/28	227,307
Royal Caribbean Cruises Ltd. (NR/NR)(e)(f)
300,000	4.250	07/01/26	299,625
Royal Caribbean Cruises Ltd. (B/B2)
100,000	5.250	11/15/22	103,250
305,000	5.500(e)(f)	04/01/28	317,962

			1,750,646

Lodging(e)(f) – 0.6%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B-/B2)
285,000	5.000	06/01/29	290,344
403,000	4.875	07/01/31	399,977
Marriott Ownership Resorts, Inc. (B-/B1)
55,000	4.500	06/15/29	55,688

			746,009

Machinery-Diversified(e)(f) – 0.5%
Mueller Water Products, Inc. (BB/Ba1)
134,000	4.000	06/15/29	137,350
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
450,000	7.750	04/15/26	466,313

			603,663

Media – 7.3%
Cable One, Inc. (BB-/B2)(e)(f)
533,000	4.000	11/15/30	534,332
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(e)(f)
1,330,000	4.750	03/01/30	1,403,150
700,000	4.500	08/15/30	729,750
425,000	4.250	02/01/31	432,969

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Media – (continued)
CSC Holdings LLC (B+/B3)(e)(f)
$1,141,000	5.750%	01/15/30	$1,189,492
682,000	4.625	12/01/30	668,360
DISH DBS Corp. (B-/B2)
450,000	7.375(f)	07/01/28	482,625
315,000	5.125(e)	06/01/29	310,669
GCI LLC (B-/B3)(e)(f)
387,000	4.750	10/15/28	395,708
Gray Television, Inc. (B+/B3)(e)(f)
312,000	4.750	10/15/30	310,050
Nexstar Broadcasting, Inc. (B+/B2)(e)(f)
404,000	4.750	11/01/28	415,110
Sinclair Television Group, Inc. (B-/B2)(e)(f)
300,000	5.875	03/15/26	308,625
Sirius XM Radio, Inc. (BB/Ba3)(e)(f)
180,000	4.000	07/15/28	185,400
238,000	5.500	07/01/29	258,825
416,000	4.125	07/01/30	421,200
TEGNA, Inc. (BB/Ba3)(f)
79,000	4.750(e)	03/15/26	84,135
1,030,000	5.000	09/15/29	1,075,062
Ziggo Bond Co. B.V. (B-/B3)(e)(f)
200,000	5.125	02/28/30	205,500

			9,410,962

Mining(e)(f) – 0.3%
Alcoa Nederland Holding B.V. (BB+/Ba1)
350,000	5.500	12/15/27	378,875

Miscellaneous Manufacturing(f) – 0.2%
Hillenbrand, Inc. (BB+/Ba1)
236,000	3.750	03/01/31	233,640

Oil Field Services(f) – 5.3%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)(e)
502,000	6.250	04/01/28	523,335
California Resources Corp. (B+/B2)(e)
325,000	7.125	02/01/26	341,250
CNX Resources Corp. (BB-/B1)(e)
417,000	7.250	03/14/27	447,232
170,000	6.000	01/15/29	183,600

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Oil Field Services(f) – (continued)
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(e)
$821,000	5.625%	10/15/25	$ 849,735
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(e)
180,000	5.000	05/01/29	188,100
Devon Energy Corp. (BBB-/Ba1)(e)
99,000	5.250	10/15/27	106,425
257,000	5.875	06/15/28	285,617
212,000	4.500	01/15/30	233,264
EQT Corp. (BB/Ba2)(e)
250,000	3.625	05/15/31	261,250
Indigo Natural Resources LLC (BB-/B2)(e)
290,000	5.375	02/01/29	303,050
MEG Energy Corp. (BB-/B3)(e)
155,000	5.875	02/01/29	162,363
Nabors Industries, Ltd. (CCC-/Caa1)(e)
895,000	7.500	01/15/28	856,962
Occidental Petroleum Corp. (BB-/Ba2)
290,000	8.000	07/15/25	346,188
215,000	5.500	12/01/25	236,769
375,000	6.625	09/01/30	449,062
TechnipFMC PLC (BB+/Ba1)(e)
445,000	6.500	02/01/26	480,600
Transocean, Inc. (CCC/Caa3)(e)
575,000	11.500	01/30/27	612,375

			6,867,177

Packaging(e)(f) – 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)
702,000	5.250	08/15/27	716,040
Trident TPI Holdings, Inc. (CCC+/Caa2)
526,000	9.250	08/01/24	553,615

			1,269,655

Pharmaceuticals – 1.2%
AdaptHealth LLC (B+/B1)(e)(f)
165,000	6.125	08/01/28	175,313
75,000	4.625	08/01/29	75,750
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(e)(f)
316,000	4.875	06/01/29	318,370

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Pharmaceuticals – (continued)
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)(e)(f)
$200,000	5.125%	04/30/31	$ 206,000
Prestige Brands, Inc. (B+/B2)(e)(f)
191,000	5.125	01/15/28	201,505
215,000	3.750	04/01/31	207,206
Teva Pharmaceutical Finance Netherlands III B.V. (BB-/Ba2)
312,000	2.800	07/21/23	310,050

			1,494,194

Pipelines(f) – 2.4%
Cheniere Energy Partners LP (BB/Ba2)
669,000	4.500	10/01/29	717,502
DT Midstream, Inc. (BB+/Ba2)(e)
445,000	4.375	06/15/31	452,787
Global Partners LP/GLP Finance Corp. (B+/B2)
245,000	6.875	01/15/29	262,763
ITT Holdings LLC (B/B2)(e)
95,000	6.500	08/01/29	96,781
NuStar Logistics LP (BB-/Ba3)
240,000	5.750	10/01/25	260,400
375,000	6.000	06/01/26	406,875
Rattler Midstream LP (BBB-/Ba3)(e)
330,000	5.625	07/15/25	346,754
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(e)
220,000	6.000	12/31/30	228,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba2)(e)
295,000	4.875	02/01/31	319,338

			3,092,000

Real Estate(e)(f) – 0.3%
The Howard Hughes Corp. (BB-/Ba3)
229,000	4.125	02/01/29	229,000
229,000	4.375	02/01/31	227,855

			456,855

Real Estate Investment Trust(f) – 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(e)
189,000	4.625	06/15/25	202,466
SBA Communications Corp. (BB-/B1)(e)
174,000	3.125	02/01/29	167,693

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Real Estate Investment Trust(f) – (continued)
Service Properties Trust (BB/Ba1)
$73,000	7.500%	09/15/25	$ 82,462
VICI Properties LP/VICI Note Co., Inc. (BB/Ba3)(e)
94,000	3.500	02/15/25	95,998
80,000	3.750	02/15/27	81,700

			630,319

Retailing(f) – 2.3%
Asbury Automotive Group, Inc. (BB/B1)
185,000	4.500	03/01/28	190,319
230,000	4.750	03/01/30	239,775
Carvana Co. (CCC+/Caa2)(e)
100,000	5.500	04/15/27	103,250
290,000	5.875	10/01/28	303,412
Foundation Building Materials, Inc. (CCC+/Caa1)(e)
65,000	6.000	03/01/29	64,188
Group 1 Automotive, Inc. (BB+/Ba2)(e)
225,000	4.000	08/15/28	228,375
Ken Garff Automotive LLC (B/B1)(e)
305,000	4.875	09/15/28	311,100
LCM Investments Holdings II LLC (BB-/B2)(e)
435,000	4.875	05/01/29	445,875
Lithia Motors, Inc. (BB+/Ba2)(e)
175,000	3.875	06/01/29	181,125
345,000	4.375	01/15/31	368,719
Murphy Oil USA, Inc. (BB+/Ba2)(e)
60,000	3.750	02/15/31	59,325
Park River Holdings, Inc. (CCC/Caa1)(e)
115,000	5.625	02/01/29	111,550
Yum! Brands, Inc. (BB-/Ba3)
349,000	3.625	03/15/31	347,691

			2,954,704

Semiconductors(e)(f) – 0.2%
Qorvo, Inc. (BBB-/Ba1)
210,000	3.375	04/01/31	218,138

Software(e)(f) – 1.2%
Castle US Holding Corp. (CCC/Caa2)
64,000	9.500	02/15/28	66,880

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Software(e)(f) – (continued)
Clarivate Science Holdings Corp. (CCC+/Caa1)
$256,000	4.875%	06/30/29	$ 262,720
Fair Isaac Corp. (BB+/Ba2)
343,000	4.000	06/15/28	353,290
Open Text Corp. (BB/Ba2)
255,000	3.875	02/15/28	257,869
Playtika Holding Corp. (B/B2)
243,000	4.250	03/15/29	242,392
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B-/B3)
430,000	3.875	02/01/29	426,775

			1,609,926

Technology(e) – 0.1%
Elastic NV (B+/B1)
135,000	4.125	07/15/29	135,000

Telecommunication Services(e)(f) – 1.3%
Level 3 Financing, Inc. (BB/Ba3)
375,000	4.250	07/01/28	379,219
246,000	3.750	07/15/29	238,620
QualityTech LP/QTS Finance Corp. (BB+/Ba3)
230,000	3.875	10/01/28	246,100
ViaSat, Inc. (B/Caa1)
824,000	5.625	09/15/25	839,450

			1,703,389

Transportation(e)(f) – 0.3%
Cargo Aircraft Management, Inc. (BB/Ba3)
342,000	4.750	02/01/28	349,268

TOTAL UNSECURED DEBT OBLIGATIONS (Cost $64,148,778)			$ 66,566,388

Shares	Description		Value

Common Stocks* – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
1,141,924	Prairie Provident Resources, Inc.		$ 69,090
26,824	Noble Corp.		663,357

TOTAL COMMON STOCKS (Cost $3,269,329)			$ 732,447

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(h) – 5.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
$6,506,608	0.026%	$ 6,506,608
(Cost $6,506,608)

TOTAL INVESTMENTS — 96.3% (Cost $123,587,225)		$123,950,154

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.7%		4,706,916

NET ASSETS — 100.0%		$128,657,070

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Pay-in-kind securities.

(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
CP	— Commercial Paper
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
WR	— Withdrawn Rating

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

DG Investment Intermediate Holdings 2, Inc. (NR/NR), due 03/31/28	$9,351	$9,378	$27
TricorBraun Holdings, Inc. (NR/NR), due 03/03/28	62,127	61,670	(489)

TOTAL	$71,478	$71,048	$(462)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.750%	3M LIBOR	09/15/28	$3,510	$121,105	$123,384	$(2,279)

(a)	Payments made quarterly.

(b)	Payments made semi-annually.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 36	(5.000)%	2.745%	06/20/26	$25,000	$(2,584,722)	$(2,107,914)	$(476,808)

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviation:
CDX.NA.HY Index 36 — CDX North America High Yield Index 36

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 3.2%
Advertising(b) – 0.1%
Terrier Media Buyer, Inc. (1M LIBOR + 3.500%)
$492,525	3.604%	12/17/26	$ 489,787

Aerospace & Defense(b) – 0.3%
ADS Tactical, Inc. (3M LIBOR + 5.750%)
2,370,000	6.750	03/19/26	2,375,925

Building Materials(b) – 0.2%
CPG International, Inc. (3M LIBOR + 2.500%)
1,580,669	3.250	05/05/24	1,578,409

Chemicals(b) – 0.4%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,293,200	3.360	05/15/24	2,276,964
Starfruit Finco B.V. (1M LIBOR + 2.750%)
1,613,851	2.843	10/01/25	1,600,746

			3,877,710

Consumer Cyclical Services(c) – 0.1%
The Hertz Corp.
1,051,780	0.000	06/14/28	1,050,465
198,220	0.000	06/14/28	197,973

			1,248,438

Food & Drug Retailing(b) – 0.1%
B&G Foods, Inc. (1M LIBOR + 2.500%)
454,208	2.604	10/10/26	453,886

Health Care - Services(b) – 0.2%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,707,847	3.750	06/07/23	1,702,809

Healthcare Providers & Services(b) – 0.1%
Sotera Health Holdings LLC (3M LIBOR + 2.750%)
850,000	3.250	12/11/26	846,107

Insurance(b) – 0.3%
Asurion LLC (1M LIBOR + 3.250%)
2,667,821	3.354	12/23/26	2,636,154

Media - Cable(b) – 0.2%
CSC Holdings LLC (1M LIBOR + 2.250%)
1,954,198	2.323	07/17/25	1,924,885

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (a) – (continued)
Media - Non Cable(b) – 0.1%
Getty Images, Inc. (1M LIBOR + 4.500%)
$916,202	4.625%	02/19/26	$ 914,296

Real Estate Investment Trust(b) – 0.2%
Brookfield Property REIT, Inc. (1M LIBOR + 3.000%)
1,971,547	3.104	08/28/23	1,949,860

Restaurants(b) – 0.1%
IRB Holding Corp. (3M LIBOR + 2.750%)
1,346,521	3.750	02/05/25	1,343,289

Services Cyclical - Business Services(b) – 0.2%
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 1.500%)
1,858,277	3.500	02/28/25	1,946,879

Technology - Software/Services(b) – 0.5%
Camelot U.S. Acquisition 1 Co. (1M LIBOR + 3.000%)
2,867,722	3.104	10/30/26	2,853,383
Grab Holdings, Inc. (6M LIBOR + 4.500%)
798,000	5.500	01/29/26	809,308
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
908,813	3.854	05/04/26	908,903

			4,571,594

Telecommunication Services(b) – 0.1%
Intelsat Jackson Holdings SA (3M LIBOR + 5.500%)
551,166	5.618	07/13/22	554,269

TOTAL BANK LOANS (Cost $28,196,670)			$ 28,414,297

Corporate Obligations – 28.0%
Advertising(d)(e) – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$665,000	5.000%	08/15/27	$ 689,937
Terrier Media Buyer, Inc.
800,000	8.875	12/15/27	864,000

			1,553,937

Aerospace & Defense(e) – 0.5%
The Boeing Co.
2,200,000	5.150	05/01/30	2,607,110
TransDigm, Inc.
1,250,000	5.500	11/15/27	1,304,687

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(e) – (continued)
Triumph Group, Inc.
	$450,000	7.750%	08/15/25	$ 462,375

				4,374,172

Automotive – 0.6%
Clarios Global LP/Clarios US Finance Co.(d)(e)
	1,570,000	8.500	05/15/27	1,711,300
Dana, Inc.(e)
	515,000	5.375	11/15/27	547,188
Ford Motor Co.(e)
	1,666,000	9.000	04/22/25	2,052,938
Ford Motor Credit Co. LLC
	542,000	3.813	10/12/21	546,063
Navistar International Corp.(d)(e)
	460,000	6.625	11/01/25	475,240

				5,332,729

Banks – 1.6%
ABN AMRO Bank NV(b)(e)(-1x 5 Year EUR Swap + 4.674%)
EUR	800,000	4.375	12/31/99	1,027,078
AIB Group PLC(b)(e)(-1x 5 Year EUR Swap + 6.629%)
	725,000	6.250	12/31/99	976,799
Banco do Brasil SA(b)(e)(10 Year CMT + 4.398%)
	$1,550,000	6.250	10/29/49	1,586,425
Banco Santander SA(b)(e)(-1x 5 Year EUR Swap + 4.534%)
EUR	800,000	4.375	12/31/99	979,430
CaixaBank SA(b)(e)(-1X 5 year EUR Swap + 6.346%)
	600,000	5.875	12/31/99	814,610
CIT Bank NA(b)(e)(SOFR + 1.715%)
	$1,850,000	2.969	09/27/25	1,942,167
Commerzbank AG(b)(e)(-1x 5 Year EUR Swap + 6.363%)
EUR	600,000	6.125	03/31/99	784,374
Credit Suisse Group AG(b)(d)(e)(5 Year CMT + 4.889%)
	$1,625,000	5.250	12/31/99	1,718,437
Erste Group Bank AG(b)(e)(5 Year EUR Swap + 6.204%)
EUR	800,000	6.500	12/31/99	1,063,618
Intesa Sanpaolo SpA(b)(e)(5 Year EUR Swap + 7.192%)
	650,000	7.750	12/29/49	942,227
Itau Unibanco Holding SA/Cayman Island(b)(e)(5 year CMT + 3.446%)
	$330,000	3.875	04/15/31	327,009
QNB Finance Ltd.
	230,000	3.500	03/28/24	245,281

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Societe Generale SA(b)(e)(5 Year USD Swap + 3.929%)
$450,000	6.750%		12/31/99	$ 509,062
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	216,725
270,000	5.250	(d)	02/05/25	267,773
530,000	6.500	(d)	01/08/26	541,262

				13,942,277

Building Materials(e) – 0.3%
Cemex SAB de CV(d)
200,000	7.375		06/05/27	225,010
350,000	5.200		09/17/30	383,547
Griffon Corp.
527,000	5.750		03/01/28	559,279
Summit Materials LLC/Summit Materials Finance Corp.(d)
520,000	6.500		03/15/27	548,600
738,000	5.250		01/15/29	780,435

				2,496,871

Chemicals – 1.0%
Ingevity Corp.(d)(e)
1,025,000	3.875		11/01/28	1,019,875
Nouryon Holding B.V.(d)(e)
1,330,000	8.000		10/01/26	1,404,812
OCI NV(d)(e)
877,000	5.250		11/01/24	903,310
OCP SA(d)(e)
400,000	3.750		06/23/31	404,500
430,000	5.125		06/23/51	436,450
Sasol Financing International Ltd.
4,008,000	4.500		11/14/22	4,108,200
The Chemours Co.(e)
490,000	7.000		05/15/25	505,925
550,000	5.375		05/15/27	596,063

				9,379,135

Commercial Services – 1.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)(e)
1,500,000	6.625		07/15/26	1,590,000
1,345,000	9.750		07/15/27	1,479,500

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
DP World Crescent Ltd.
$200,000	4.848%	09/26/28	$ 229,750
200,000	3.875	07/18/29	216,750
DP World PLC
200,000	5.625	09/25/48	249,663
Herc Holdings, Inc.(d)(e)
2,330,000	5.500	07/15/27	2,452,325
Prime Security Services Borrower LLC/Prime Finance, Inc.(d)(e)
1,210,000	6.250	01/15/28	1,285,625
Sabre GLBL, Inc.(d)(e)
1,062,000	9.250	04/15/25	1,258,470
The Nielsen Co. Luxembourg S.a.r.l.(d)(e)
1,485,000	5.000	02/01/25	1,525,837
United Rentals North America, Inc.(e)
1,070,000	3.875	02/15/31	1,088,725
Verscend Escrow Corp.(d)(e)
970,000	9.750	08/15/26	1,022,137

			12,398,782

Computers(e) – 0.9%
Booz Allen Hamilton, Inc.(d)
1,355,000	3.875	09/01/28	1,382,100
Dell International LLC/EMC Corp.
5,625,000	6.020	06/15/26	6,746,344

			8,128,444

Distribution & Wholesale(d)(e) – 0.7%
Core & Main Holdings LP(f)(PIK 9.375%, Cash 8.625%)
1,900,000	8.625	09/15/24	1,940,375
Core & Main LP
912,000	6.125	08/15/25	929,100
Performance Food Group, Inc.
358,000	6.875	05/01/25	381,718
1,900,000	5.500	10/15/27	1,999,750
Univar Solutions USA, Inc.
550,000	5.125	12/01/27	578,187
Wolverine Escrow LLC
455,000	8.500	11/15/24	441,350
455,000	9.000	11/15/26	442,487

			6,712,967

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 1.8%
AerCap Holdings NV(b)(e) (5 Year CMT + 4.535%)
$985,000	5.875%	10/10/79	$ 1,025,631
Air Lease Corp.(e)
1,625,000	2.875	01/15/26	1,709,094
Aviation Capital Group LLC(d)(e)
700,000	1.950	01/30/26	699,986
Avolon Holdings Funding Ltd.(d)(e)
725,000	4.250	04/15/26	786,125
1,500,000	3.250	02/15/27	1,547,820
Global Aircraft Leasing Co. Ltd.(d)(e)(f) (PIK 7.250%, Cash 6.500%)
3,409,358	6.500	09/15/24	3,426,405
Huarong Finance 2017 Co. Ltd.
250,000	4.250	11/07/27	173,750
Huarong Finance 2019 Co. Ltd.(e)
220,000	3.875	11/13/29	149,600
250,000	3.375	02/24/30	171,250
Huarong Finance II Co. Ltd.
200,000	4.625	06/03/26	140,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(e)
1,475,000	4.750	09/15/24	1,539,531
Navient Corp.
400,000	6.750	06/25/25	442,500
2,680,000	5.625	08/01/33	2,579,500
OneMain Finance Corp.(e)
228,000	5.375	11/15/29	247,380
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.(d)(e)
1,324,000	3.875	03/01/31	1,325,536

			15,964,108

Electrical(d)(e) – 0.4%
Calpine Corp.
235,000	4.500	02/15/28	239,700
1,915,000	4.625	02/01/29	1,876,700
Talen Energy Supply LLC
1,125,000	6.625	01/15/28	1,029,375

			3,145,775

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy-Alternate Sources(d)(e) – 0.0%
Greenko Dutch B.V.
$200,000	3.850%	03/29/26	$ 205,000

Engineering & Construction(e) – 0.5%
KBR, Inc.(d)
1,257,000	4.750	09/30/28	1,257,000
Mexico City Airport Trust
200,000	4.250	10/31/26	216,225
320,000	4.250(d)	10/31/26	345,960
310,000	3.875(d)	04/30/28	325,655
200,000	5.500(d)	10/31/46	201,538
1,675,000	5.500	07/31/47	1,689,656
270,000	5.500(d)	07/31/47	272,362

			4,308,396

Entertainment(d)(e) – 0.4%
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op
703,000	5.500	05/01/25	734,635
Live Nation Entertainment, Inc.
1,400,000	6.500	05/15/27	1,554,000
Motion Bondco DAC
1,010,000	6.625	11/15/27	1,027,675

			3,316,310

Environmental(d)(e) – 0.3%
Waste Pro USA, Inc.
2,825,000	5.500	02/15/26	2,909,750

Food & Drug Retailing(e) – 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(d)
500,000	7.500	03/15/26	547,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
875,000	4.625	01/15/27	914,375
577,000	4.875	02/15/30	610,177
B&G Foods, Inc.
2,005,000	5.250	04/01/25	2,060,137
475,000	5.250	09/15/27	498,750

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(e) – (continued)
BRF SA
$800,000	4.875%	01/24/30	$ 837,400
Kraft Heinz Foods Co.
734,000	4.375	06/01/46	827,434
1,300,000	4.875	10/01/49	1,569,064
Lamb Weston Holdings, Inc.(d)
1,195,000	4.875	05/15/28	1,321,969

			9,186,806

Forest Products&Paper(e) – 0.1%
Mercer International, Inc.
1,040,000	5.500	01/15/26	1,068,600

Gaming(d)(e) – 0.2%
Station Casinos LLC
2,153,000	4.500	02/15/28	2,185,295

Healthcare Providers & Services(e) – 0.9%
Centene Corp.
850,000	3.375	02/15/30	888,360
DaVita, Inc.(d)
2,425,000	3.750	02/15/31	2,324,969
Encompass Health Corp.
1,100,000	4.500	02/01/28	1,138,500
Envision Healthcare Corp.(d)
1,175,000	8.750	10/15/26	822,500
Select Medical Corp.(d)
1,200,000	6.250	08/15/26	1,272,000
Tenet Healthcare Corp.(d)
1,568,000	6.125	10/01/28	1,666,000

			8,112,329

Insurance(d)(e) – 0.7%
Acrisure LLC/Acrisure Finance, Inc.
2,555,000	7.000	11/15/25	2,606,100
GTCR AP Finance, Inc.
1,375,000	8.000	05/15/27	1,471,250
HUB International Ltd.
208,000	7.000	05/01/26	215,280
USI, Inc.
2,250,000	6.875	05/01/25	2,289,375

			6,582,005

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – 1.3%
GrubHub Holdings, Inc.(d)(e)
$2,530,000	5.500%		07/01/27	$ 2,662,825
iQIYI, Inc.
390,000	3.750		12/01/23	389,610
Match Group Holdings II LLC(d)(e)
2,597,000	4.625		06/01/28	2,687,895
Netflix, Inc.
2,820,000	5.500		02/15/22	2,897,550
Prosus NV(d)(e)
850,000	3.680		01/21/30	908,437
600,000	4.027		08/03/50	573,000
Tencent Holdings Ltd.(e)
200,000	3.595		01/19/28	218,018
Twitter, Inc.(d)(e)
920,000	3.875		12/15/27	977,500
Uber Technologies, Inc.(d)(e)
430,000	8.000		11/01/26	463,325

				11,778,160

Iron/Steel(e) – 0.1%
Cleveland-Cliffs, Inc.
585,000	5.875		06/01/27	620,100

Lodging(e) – 0.4%
Fortune Star BVI Ltd.
200,000	5.950		10/19/25	210,225
Hilton Domestic Operating Co., Inc.
110,000	5.375	(d)	05/01/25	115,775
2,897,000	4.875		01/15/30	3,096,169

				3,422,169

Machinery - Construction & Mining(d)(e) – 0.1%
The Manitowoc Co., Inc.
565,000	9.000		04/01/26	611,613

Machinery-Diversified(d)(e) – 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
1,120,000	7.750		04/15/26	1,160,600

Media – 2.6%
Altice Financing SA(d)(e)
1,535,000	7.500		05/15/26	1,598,319

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(d)(e)
$2,395,000	4.250%		02/01/31	$ 2,439,906
CSC Holdings LLC(d)(e)
1,000,000	5.750		01/15/30	1,042,500
1,320,000	3.375		02/15/31	1,244,100
Cumulus Media New Holdings, Inc.(d)(e)
1,278,000	6.750		07/01/26	1,335,510
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(e)
875,000	5.375		08/15/26	566,562
2,340,000	6.625		08/15/27	1,146,600
DISH DBS Corp.
1,540,000	5.875		07/15/22	1,605,450
470,000	5.875		11/15/24	503,488
450,000	7.750		07/01/26	508,500
1,140,000	7.375	(e)	07/01/28	1,222,650
iHeartCommunications, Inc.(e)
430,000	8.375		05/01/27	460,638
1,300,000	5.250	(d)	08/15/27	1,360,125
Nexstar Broadcasting, Inc.(d)(e)
1,350,000	5.625		07/15/27	1,434,375
Scripps Escrow II, Inc.(d)(e)
600,000	5.375		01/15/31	597,750
Scripps Escrow, Inc.(d)(e)
1,555,000	5.875		07/15/27	1,609,425
Sirius XM Radio, Inc.(d)(e)
1,310,000	4.625		07/15/24	1,339,475
UPC Holding B.V.(d)(e)
465,000	5.500		01/15/28	486,506
Virgin Media Secured Finance PLC(d)(e)
2,575,000	5.500		05/15/29	2,768,125

				23,270,004

Mining – 0.6%
Alcoa Nederland Holding B.V.(d)(e)
1,120,000	5.500		12/15/27	1,212,400
Constellium SE(d)(e)
485,000	5.625		06/15/28	520,163
First Quantum Minerals Ltd.(d)(e)
2,121,000	7.250		04/01/23	2,158,117

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Novelis Corp.(d)(e)
	$950,000	4.750%		01/30/30	$ 996,312
Vedanta Resources Ltd.
	310,000	7.125		05/31/23	286,905

					5,173,897

Multi-National(d)(e) – 0.2%
The African Export-Import Bank
	950,000	2.634		05/17/26	961,761
	850,000	3.798		05/17/31	875,840

					1,837,601

Oil Field Services – 1.9%
Apache Corp.(e)
	555,000	4.625		11/15/25	597,319
Gazprom PJSC Via Gaz Capital SA(d)
	4,280,000	5.150		02/11/26	4,805,156
Gazprom PJSC Via Gaz Finance PLC(d)
	240,000	3.250		02/25/30	238,920
Lukoil Securities B.V.
	1,290,000	3.875	(d)	05/06/30	1,367,735
	480,000	3.875		05/06/30	507,000
MEG Energy Corp.(d)(e)
	490,000	7.125		02/01/27	521,850
Nabors Industries Ltd.(d)(e)
	520,000	7.250		01/15/26	509,600
Nabors Industries, Inc.
	62,000	4.625		09/15/21	62,000
Occidental Petroleum Corp.(e)
	1,410,000	8.000		07/15/25	1,683,187
	1,100,000	6.625		09/01/30	1,317,250
Petroleos de Venezuela SA(g)
	137,050,000	6.000		10/28/22	4,385,600
USA Compression Partners LP/USA Compression Finance Corp.(e)
	545,000	6.875		04/01/26	570,888

					16,566,505

Packaging(e) – 1.0%
ARD Finance SA(f)
(PIK 5.750%, Cash 5.000%)
EUR	575,000	5.000		06/30/27	699,070

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(e) – (continued)
(PIK 7.250%, Cash 6.500%)
$2,400,000	6.500	%(d)	06/30/27	$ 2,517,000
Berry Global, Inc.(d)
889,000	4.500		02/15/26	909,002
Flex Acquisition Co., Inc.(d)
1,095,000	6.875		01/15/25	1,110,056
480,000	7.875		07/15/26	499,800
LABL Escrow Issuer LLC(d)
450,000	6.750		07/15/26	479,813
465,000	10.500		07/15/27	512,081
Sealed Air Corp.(d)
500,000	4.000		12/01/27	531,875
Trivium Packaging Finance B.V.(d)
875,000	5.500		08/15/26	918,750
645,000	8.500		08/15/27	701,438

				8,878,885

Pharmaceuticals(d)(e) – 0.2%
Bausch Health Cos., Inc.
1,050,000	5.250		01/30/30	975,188
Par Pharmaceutical, Inc.
480,000	7.500		04/01/27	490,200

				1,465,388

Pipelines – 1.3%
Buckeye Partners LP(e)
1,145,000	4.350		10/15/24	1,202,250
1,962,000	3.950		12/01/26	1,996,335
Cheniere Energy Partners LP(e)
2,000,000	4.500		10/01/29	2,145,000
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(d)	03/31/36	235,200
2,890,000	2.940		09/30/40	2,853,875
430,000	3.250	(d)	09/30/40	426,641
Genesis Energy LP/Genesis Energy Finance Corp.(e)
2,620,000	7.750		02/01/28	2,705,150
Global Partners LP/GLP Finance Corp.(e)
445,000	7.000		08/01/27	469,475

				12,033,926

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(e) – 0.1%
Country Garden Holdings Co. Ltd.
$230,000	3.300%	01/12/31	$ 216,459
Sunac China Holdings Ltd.
240,000	8.350	04/19/23	248,070
Yuzhou Group Holdings Co. Ltd.
200,000	6.000	10/25/23	175,225
200,000	7.700	02/20/25	170,600

			810,354

Real Estate Investment Trust(e) – 0.8%
Iron Mountain, Inc.(d)
2,085,000	5.250	07/15/30	2,204,887
MPT Operating Partnership LP/MPT Finance Corp.
2,270,000	4.625	08/01/29	2,433,917
Starwood Property Trust, Inc.
1,550,000	5.000	12/15/21	1,557,750
VICI Properties LP/VICI Note Co., Inc.(d)
718,000	3.500	02/15/25	733,258

			6,929,812

Retailing(e) – 0.7%
Asbury Automotive Group, Inc.
123,000	4.500	03/01/28	126,536
CK Hutchison International 20 Ltd.(d)
200,000	2.500	05/08/30	204,618
CK Hutchison International 21 Ltd.(d)
230,000	2.500	04/15/31	234,561
eG Global Finance PLC(d)
1,413,000	6.750	02/07/25	1,446,559
1,000,000	8.500	10/30/25	1,057,500
Group 1 Automotive, Inc.(d)
631,000	4.000	08/15/28	640,465
LCM Investments Holdings II LLC(d)
810,000	4.875	05/01/29	830,250
Penske Automotive Group, Inc.
1,750,000	3.500	09/01/25	1,809,062
Yum! Brands, Inc.(d)
72,000	7.750	04/01/25	78,300

			6,427,851

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(d)(e) – 0.0%
TSMC Global Ltd.
$310,000	2.250%		04/23/31	$ 311,787

Software(d)(e) – 0.4%
Castle US Holding Corp.
1,085,000	9.500		02/15/28	1,133,825
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
1,932,000	5.750		03/01/25	1,960,980
The Dun & Bradstreet Corp.
249,000	10.250		02/15/27	273,277

				3,368,082

Telecommunication Services – 2.5%
Altice France Holding SA(d)(e)
1,865,000	10.500		05/15/27	2,072,481
Altice France SA(d)(e)
460,000	5.500		01/15/28	477,250
Digicel International Finance Ltd/Digicel international Holdings Ltd(d)(e)
1,089,262	8.750		05/25/24	1,135,556
434,839	8.000		12/31/26	425,599
(PIK 7.000%, Cash 6.000%)
597,673	13.000	(f)	12/31/25	601,520
Intelsat Jackson Holdings SA(d)(e)
2,900,000	8.000		02/15/24	2,994,250
Lumen Technologies, Inc.
1,680,000	5.800		03/15/22	1,724,100
465,000	5.125	(d)(e)	12/15/26	483,019
SoftBank Group Corp.(e)
300,000	5.125		09/19/27	316,125
Sprint Capital Corp.
1,610,000	8.750		03/15/32	2,447,200
T-Mobile USA, Inc.(e)
7,575,000	3.750		04/15/27	8,371,057
Telecom Italia Capital SA
950,000	7.200		07/18/36	1,225,500
315,000	7.721		06/04/38	427,612

				22,701,269

Toys/Games/Hobbies(d)(e) – 0.2%
Mattel, Inc.
1,310,000	5.875		12/15/27	1,426,263

TOTAL CORPORATE OBLIGATIONS (Cost $282,847,299)				$250,097,954

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 25.3%
Collateralized Mortgage Obligations – 11.3%
Interest Only(h) – 4.0%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$1,677,937	5.927%	05/15/41	$ 248,882
FHLMC REMIC Series 4468, Class SY(b) (-1x 1M USD LIBOR + 6.100%)
6,475,066	6.027	05/15/45	1,159,160
FHLMC REMIC Series 4989, Class EI
1,480,673	4.000	07/25/50	226,673
FHLMC REMIC Series 4991, Class IE
12,130,935	5.000	07/25/50	1,633,214
FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
10,087,519	6.009	07/25/50	1,837,031
FHLMC REMIC Series 5009, Class DI
5,892,118	2.000	09/25/50	591,314
FHLMC REMIC Series 5012, Class DI
2,997,696	4.000	09/25/50	463,404
FHLMC REMIC Series 5020, Class IH
894,478	3.000	08/25/50	109,264
FHLMC STRIPS Series 304, Class C45
386,886	3.000	12/15/27	20,484
FNMA REMIC Series 2011-100, Class S(b) (-1x1M USD LIBOR + 6.450%)
4,287,810	6.359	10/25/41	666,674
FNMA REMIC Series 2012-88, Class SB(b) (-1x 1M USD LIBOR + 6.670%)
4,220,090	6.579	07/25/42	683,298
FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
1,581,481	6.059	01/25/48	286,757
FNMA REMIC Series 2017-69, Class SG(b) (-1x1M USD LIBOR + 6.150%)
2,285,208	6.059	09/25/47	435,278
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
1,960,772	6.059	11/25/47	362,271
FNMA REMIC Series 2020-60, Class KI
7,527,129	2.000	09/25/50	755,398

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
FNMA REMIC Series 2020-60, Class NI
$2,783,973	4.000%	09/25/50	$ 430,365
GNMA REMIC Series 2010-35, Class DS(b) (-1x 1M USD LIBOR + 5.680%)
4,551,344	5.587	03/20/40	760,696
GNMA REMIC Series 2013-103, Class DS(b) (-1x 1M USD LIBOR + 6.150%)
5,644,810	6.057	07/20/43	1,051,176
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M USD LIBOR + 6.150%)
7,476,256	6.057	04/20/43	1,079,758
GNMA REMIC Series 2013-152, Class TS(b) (-1x 1M USD LIBOR + 6.100%)
136,164	6.007	06/20/43	25,760
GNMA REMIC Series 2014-11, Class NI
3,147,967	4.500	12/16/42	171,956
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
8,299,595	6.007	10/20/43	917,340
GNMA REMIC Series 2014-180, Class PI
4,796,124	4.000	08/20/44	595,771
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
5,900,208	6.107	08/20/45	1,004,994
GNMA REMIC Series 2015-126, Class LS(b) (-1x1M USD LIBOR + 6.200%)
3,804,026	6.107	09/20/45	647,947
GNMA REMIC Series 2015-129, Class IC
1,678,253	4.500	09/16/45	272,922
GNMA REMIC Series 2015-133, Class SA(b)(-1x1M USD LIBOR + 5.700%)
2,097,710	5.607	09/20/45	340,287
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M USD LIBOR + 5.700%)
2,843,267	5.607	09/20/45	419,876
GNMA REMIC Series 2015-144, Class QS(b) (-1x 1M USD LIBOR + 5.700%)
6,824,087	5.607	10/20/45	1,176,677
GNMA REMIC Series 2015-168, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
11,535,452	6.107	11/20/45	2,213,268
GNMA REMIC Series 2015-95, Class GI
527,594	4.500	07/16/45	95,797
GNMA REMIC Series 2016-6, Class S(b) (-1x1M USD LIBOR + 5.650%)
8,412,009	5.557	01/20/46	1,411,385

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
$1,835,604	5.567%	07/20/47	$ 264,001
GNMA REMIC Series 2018-105, Class SC(b) (-1x 1M USD LIBOR + 6.200%)
1,493,612	6.107	08/20/48	217,310
GNMA REMIC Series 2018-122, Class HS(b) (-1x 1M USD LIBOR + 6.200%)
1,311,091	6.107	09/20/48	238,884
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
2,520,238	6.107	09/20/48	449,535
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
1,969,472	6.057	10/20/48	271,079
GNMA REMIC Series 2018-147, Class SA(b) (-1x 1M USD LIBOR + 6.200%)
1,757,677	6.107	10/20/48	291,667
GNMA REMIC Series 2018-67, Class PS(b) (-1x 1M USD LIBOR + 6.200%)
3,361,965	6.107	05/20/48	514,028
GNMA REMIC Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
2,031,700	5.607	01/20/48	315,128
GNMA REMIC Series 2018-79, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
848,797	6.107	06/20/48	133,633
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
2,187,103	5.957	01/20/49	317,967
GNMA REMIC Series 2019-151, Class NI
5,398,313	3.500	10/20/49	478,887
GNMA REMIC Series 2019-4, Class SJ(b) (-1x 1M USD LIBOR + 6.050%)
3,707,345	5.957	01/20/49	592,826
GNMA REMIC Series 2019-6, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
736,417	5.957	01/20/49	114,627
GNMA REMIC Series 2019-69, Class S(b) (-1x 1M USD LIBOR + 3.270%)
1,925,645	3.177	06/20/49	128,236
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
1,395,722	6.007	06/20/49	202,665

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
$1,730,634	6.007%	08/20/49	$ 248,690
GNMA REMIC Series 2020-11, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
1,869,160	5.957	01/20/50	294,418
GNMA REMIC Series 2020-146, Class IM
1,738,894	2.500	10/20/50	214,629
GNMA REMIC Series 2020-146, Class KI
13,382,997	2.500	10/20/50	1,348,006
GNMA REMIC Series 2020-151, Class MI
5,583,069	2.500	10/20/50	676,626
GNMA REMIC Series 2020-173, Class AI
3,225,709	2.500	11/20/50	221,706
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
5,182,867	5.957	02/20/50	858,906
GNMA REMIC Series 2020-51, Class ID
2,441,097	3.500	04/20/50	251,505
GNMA REMIC Series 2020-55, Class IO
496,597	3.500	04/20/50	61,656
GNMA REMIC Series 2020-61, Class SF(b) (-1x 1M USD LIBOR + 6.440%)
7,652,129	6.347	07/20/43	1,468,607
GNMA REMIC Series 2020-7, Class GI
294,861	4.000	01/20/50	29,563
GNMA REMIC Series 2020-78, Class DI
10,871,144	4.000	06/20/50	1,300,400
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
10,120,254	6.057	06/20/50	1,521,215
GNMA REMIC Series 2020-79, Class AI
1,002,589	4.000	06/20/50	110,614

			35,232,091

Regular Floater(b) – 0.4%
FHLMC REMIC Series 3231, Class FB(1M USD LIBOR + 0.350%)
242,094	0.423	10/15/36	243,807
FHLMC REMIC Series 3314, Class FC(1M USD LIBOR + 0.400%)
138,621	0.473	12/15/36	139,607
FHLMC REMIC Series 3371, Class FA(1M USD LIBOR + 0.600%)
222,229	0.673	09/15/37	225,552

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
$111,282	0.923%	06/15/39	$ 113,378
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
349,078	0.443	03/15/41	351,385
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
447,583	0.492	06/25/36	451,004
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
515,958	0.492	08/25/36	519,592
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
504,775	0.492	08/25/36	508,431
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
626,799	0.442	04/25/37	629,256
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
181,073	0.542	08/25/37	182,950
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
64,625	1.192	10/25/39	66,056

			3,431,018

Sequential Fixed Rate – 0.4%
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
299,535	5.500	02/25/36	287,027
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
462,188	6.000	06/25/36	442,148
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
887,895	6.500	07/25/36	847,337
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
727,463	6.000	08/25/36	681,336
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
2,203,672	6.000	10/25/37	1,658,485

			3,916,333

Sequential Floating Rate(b) – 6.5%
Alternative Loan Trust 2007-16CB Series 07-16CB, Class 1A2 (1M USD LIBOR + 0.400%)
361,711	0.492	08/25/37	277,333
Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.380%)
6,753,185	0.473	10/20/36	5,899,881
Banc of America Funding Trust Series 2007-2, Class 2A1
26,441	3.949	03/25/37	27,153
Bellemeade Re Ltd. Series 2021-2A, Class M1B(d) (SOFR30A + 1.500%)
475,000	1.510	06/25/31	474,145

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(d) (1M USD LIBOR + 2.300%)
$1,492,059	2.392%	08/25/31	$ 1,502,144
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(d) (1M USD LIBOR + 2.150%)
127,872	2.242	09/25/31	128,688
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
355,876	0.592	07/25/35	252,947
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
439,340	0.892	12/25/35	361,446
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
2,404,808	0.592	08/25/37	1,808,214
FHLMC STACR REMIC Trust 2020-HQA1 Series 20-HQA1, Class B2(d) (1M USD LIBOR + 5.100%)
610,000	5.192	01/25/50	606,024
FHLMC STACR REMIC Trust Series 2019-DNA3, Class B1(d) (1M USD LIBOR + 3.250%)
1,335,000	3.342	07/25/49	1,354,322
FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(d) (1M USD LIBOR + 1.700%)
2,381,807	1.792	01/25/50	2,390,819
FHLMC STACR REMIC Trust Series 2020-DNA2, Class B1(d) (1M USD LIBOR + 2.500%)
495,000	2.592	02/25/50	495,273
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(d) (1M USD LIBOR + 3.000%)
215,446	3.092	06/25/50	216,715
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1(d) (1M USD LIBOR + 5.100%)
1,570,000	5.192	06/25/50	1,643,410
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(d) (1M USD LIBOR + 6.000%)
1,516,000	6.092	08/25/50	1,620,964
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(d) (1M USD LIBOR + 3.750%)
476,178	3.842	08/25/50	481,296
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(d) (SOFR30A + 4.800%)
1,521,000	4.818	10/25/50	1,602,780
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1(d) (SOFR30A + 3.000%)
460,000	3.018	12/25/50	462,479

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B2(d) (SOFR30A + 5.650%)
$600,000	5.668%	12/25/50	$ 625,328
FHLMC STACR REMIC Trust Series 2020-HQA2, Class B1(d) (1M USD LIBOR + 4.100%)
3,826,645	4.192	03/25/50	3,921,127
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(d) (1M USD LIBOR + 3.150%)
277,349	3.242	09/25/50	280,401
FHLMC STACR REMIC Trust Series 2021-DNA1, Class B2(d) (SOFR30A + 4.750%)
1,022,000	4.768	01/25/51	1,046,030
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B2(d) (SOFR30A + 5.000%)
950,000	5.018	08/25/33	959,406
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2(d) (SOFR30A + 2.050%)
890,000	2.067	12/25/33	892,615
FHLMC STACR Series 2019-HQA3, Class B1(d) (1M USD LIBOR + 3.000%)
1,350,000	3.092	09/25/49	1,362,317
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M3 (1M USD LIBOR + 3.900%)
389,603	3.992	12/25/27	395,822
FHLMC Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class B1(d) (SOFR30A + 4.000%)
341,000	4.018	11/25/50	354,876
FHLMC Structured Agency Credit Risk Debt Notes Series 21-DNA2, Class B2(d) (SOFR30A + 6.000%)
410,000	6.018	08/25/33	459,548
FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2016-DNA3, Class M3 (1M USD LIBOR + 5.000%)
273,876	5.092	12/25/28	288,224
FNMA Connecticut Avenue Securities Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
155,009	5.342	10/25/23	161,990
FNMA Connecticut Avenue Securities Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
827,833	4.492	01/25/24	856,082
FNMA Connecticut Avenue Securities Series 2014-C02, Class 1M2 (1M USD LIBOR + 2.600%)
586,614	2.692	05/25/24	589,893
FNMA Connecticut Avenue Securities Series 2018-C01, Class 1B1 (1M USD LIBOR + 3.550%)
2,335,000	3.642	07/25/30	2,396,455

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FNMA Connecticut Avenue Securities Series 2018-C01, Class 1M2 (1M USD LIBOR + 2.250%)
	$2,032,309	2.342%	07/25/30	$ 2,059,162
FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2 (1M USD LIBOR + 6.750%)
	1,433,710	6.842	08/25/28	1,533,928
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
	2,090,774	5.392	10/25/28	2,199,009
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.520%)
	2,223,938	0.612	06/25/35	2,005,632
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	3,738,399	0.936	11/15/49	5,183,929
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1 (12M MTA + 0.800%)
	$1,193,877	0.916	12/25/46	1,047,043
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A (12M MTA + 0.850%)
	210,915	0.966	12/25/46	196,396
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1 (1M USD LIBOR + 0.200%)
	874,236	0.292	05/25/47	980,238
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A (1M USD LIBOR + 0.480%)
	931,018	0.572	12/25/36	880,241
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	2,314,973	1.116	01/25/46	2,183,711
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1 (1M USD LIBOR + 0.540%)
	1,472,807	0.632	02/25/46	978,675
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1 (12M MTA + 0.800%)
	2,730,667	0.916	09/25/46	2,631,114
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.410%)
	108,095	0.502	09/25/46	109,836

				58,185,061

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,297,127)				$100,764,503

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 2.4%
Sequential Fixed Rate – 1.9%
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D(d)
$1,100,000	3.000%	07/15/49	$ 1,032,101
BANK 2018-BNK10 Series 2018-BN10, Class D(d)
500,000	2.600	02/15/61	451,430
BANK Series 2018-BK15, Class D(d)
780,000	3.000	11/15/61	719,985
BANK Series 2018-BN13, Class D(d)
750,000	3.000	08/15/61	652,599
BANK Series 2018-BNK14, Class D(d)
500,000	3.000	09/15/60	466,303
Benchmark Mortgage Trust Series 2019-B13, Class D(d)
750,000	2.500	08/15/57	691,724
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(d)
1,200,000	2.500	11/15/52	1,031,957
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(d)
1,000,000	3.000	09/15/50	921,586
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(d)
800,000	3.000	09/10/50	776,793
COMM 2017-COR2 Mortgage Trust Series 2019-GC44, Class D(d)
300,000	2.500	08/15/57	282,642
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E(d)
878,000	2.500	03/15/53	757,188
CSMC Trust Series 2014-USA, Class E(d)
3,550,000	4.373	09/15/37	3,163,997
JPMBD Commercial Mortgage Series 2017-C7, Class D(d)
660,000	3.000	10/15/50	600,608
Morgan Stanley Capital I Trust Series 2018-L1, Class D(d)
900,000	3.000	10/15/51	846,606
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D(d)
500,000	3.401	03/15/50	487,472
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(d)
756,000	3.250	01/15/60	711,878
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class D(d)
800,000	2.500	02/15/53	717,079

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
	$2,500,000	4.697%	04/15/45	$ 2,552,805

				16,864,753

Sequential Floating Rate(b) – 0.5%
Barclays Commercial Mortgage Trust Series 2017-C1 Class D(d)
	550,000	3.660	02/15/50	516,913
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
	400,000	4.909	02/10/49	412,065
CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(d)
	650,000	5.053	11/15/51	687,480
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D(d)
	1,000,000	3.483	05/10/49	723,974
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(d)
	1,100,000	3.360	06/10/50	1,032,224
Octagon Finance NO 1 DAC(-1X 3M Euribor + 2.370%)(i)
EUR	843,681	1.829	01/17/23	950,375
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D(d)
	$817,000	3.263	12/15/59	753,848

				5,076,879

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,511,536)				$ 21,941,632

Federal Agencies – 11.6%
FHLMC – 0.1%
	$13,523	5.000%	01/01/33	$ 15,264
	340	5.000	03/01/33	384
	6,146	5.000	04/01/33	6,940
	618	5.000	05/01/33	697
	2,341	5.000	06/01/33	2,644
	17,122	5.000	07/01/33	19,336
	24,784	5.000	08/01/33	27,989
	3,026	5.000	09/01/33	3,415
	5,610	5.000	10/01/33	6,336
	13,084	5.000	11/01/33	14,774
	6,035	5.000	12/01/33	6,815
	5,364	5.000	01/01/34	6,057
	17,328	5.000	02/01/34	19,595
	7,410	5.000	03/01/34	8,420
	15,070	5.000	04/01/34	17,148
	19,760	5.000	05/01/34	22,328
	279,708	5.000	06/01/34	316,133
	6,022	5.000	11/01/34	6,853
	70,246	5.000	04/01/35	79,329
	1,999	5.000	11/01/35	2,257

				582,714

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – 6.5%
$18,740,897	4.500%	12/20/48	$ 20,097,633
7,593,939	5.000	12/20/48	8,169,696
15,085,130	4.500	01/20/49	16,163,067
13,000,000	4.500	TBA-30yr(j)	13,857,568

			58,287,964

UMBS – 2.0%
1,519	5.000	09/01/22	1,521
602	5.000	04/01/23	657
1,864	5.500	05/01/25	1,879
25,149	4.500	08/01/37	28,108
5,313	4.500	04/01/39	5,905
8,718	4.000	08/01/39	9,534
3,772	4.000	09/01/39	4,125
29,019	4.500	10/01/39	32,235
3,818	4.500	05/01/41	4,240
14,458	4.500	06/01/41	16,057
11,693	4.500	08/01/41	13,041
4,722	4.500	10/01/41	5,244
1,481	4.500	11/01/42	1,647
20,415	4.500	12/01/43	22,628
39,919	5.000	07/01/48	43,771
345,023	5.000	08/01/48	378,313
1,250,835	5.000	10/01/48	1,367,442
3,883,526	5.000	04/01/49	4,247,917
8,584,544	5.000	05/01/49	9,384,224
1,258,724	5.000	06/01/49	1,376,830
596,333	5.000	04/01/50	651,914

			17,597,232

UMBS, 30 Year, Single Family(j) – 3.0%
9,000,000	4.500	TBA-30yr	9,693,976
8,000,000	5.000	TBA-30yr	8,763,937
8,000,000	4.500	TBA-30yr	8,606,867

			27,064,780

TOTAL FEDERAL AGENCIES			$103,532,690

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $215,785,329)			$226,238,825

Asset-Backed Securities – 11.6%
Collateralized Loan Obligations(b)(d) – 8.8%
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
$4,800,000	1.404%	04/15/33	$ 4,811,102
Barings CLO Ltd. IV Series 2020-4A, Class D1 (3M USD LIBOR + 3.700%)
1,000,000	3.924	01/20/32	1,004,335
Cathedral Lake VII Ltd. Series 2021-7RA, Class C (3M USD LIBOR + 2.570%)
750,000	2.762	01/15/32	734,662

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(d) – (continued)
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
$1,625,000	4.472%	01/15/32	$ 1,593,678
Crown City CLO I Series 2020-1A, Class B (3M USD LIBOR + 3.030%)
1,800,000	3.218	07/20/30	1,798,148
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
9,000,000	1.424	04/15/33	9,033,651
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1(3M USD LIBOR + 1.860%)
5,800,000	2.048	07/20/31	5,820,573
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class B (3M USD LIBOR + 2.950%)
2,400,000	3.138	07/20/31	2,420,004
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
25,900,000	1.538	01/20/33	25,921,834
Marble Point CLO XIX Ltd. Series 2020-3A, Class D (3M USD LIBOR + 3.900%)
1,000,000	3.921	01/19/34	1,009,293
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL6, Class A (1M USD LIBOR + 1.100%)
1,400,000	1.200	07/16/36	1,400,877
MidOcean Credit CLO VI Series 2016-6A, Class D1R (3M USD LIBOR + 3.520%)
1,400,000	3.712	04/20/33	1,382,948
Mill City Mortgage Loan Trust Series 2017-2, Class A3
872,578	2.966	07/25/59	903,333
Ocean Trails CLO XI Series 21-11A, Class D (3M USD LIBOR + 3.700%)
3,000,000	3.852	07/20/34	3,003,120
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (3M USD LIBOR + 3.900%)
1,600,000	4.084	07/15/29	1,600,150
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
1,400,000	3.910	04/18/36	1,396,661
Tralee CLO VII Ltd. Series 2021-7A, Class D (3M USD LIBOR + 3.180%)
2,150,000	3.418	04/25/34	2,120,672
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
6,200,000	1.464	04/15/33	6,205,940
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
3,900,000	1.244	04/15/31	3,900,464

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(d) – (continued)
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
	$2,225,000	2.739%		07/28/30	$ 2,226,913

					78,288,358

Home Equity(b) – 0.3%
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
	125,700	0.671		03/25/37	124,004
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.170%)
	739,566	0.262		11/25/36	202,644
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-BC3, Class 2A4 (1M USD LIBOR + 0.260%)
	247,000	0.352		05/25/47	224,743
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.215%)
	2,905,506	0.307		03/25/37	2,337,358

					2,888,749

Other – 0.3%
Ozlm XIV Ltd.Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
	2,200,000	3.790		07/15/34	2,156,000

Student Loan(b) – 2.2%
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
	9,643,321	0.926		04/25/23	9,528,043
SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
	10,369,319	1.176		10/25/21	10,334,544

					19,862,587

TOTAL ASSET-BACKED SECURITIES (Cost $102,435,773)					$103,195,694

Foreign Debt Obligations – 21.2%
Sovereign – 21.2%
Dominican Republic
DOP	30,000,000	18.500%		02/04/28	$ 798,667
	$700,000	4.500	(d)	01/30/30	714,350
	2,110,000	5.875	(d)	01/30/60	2,102,483

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Japan Treasury Discount Bill(k)
JPY	7,057,250,000	0.000%		07/19/21	$ 63,530,813
	9,988,000,000	0.000		08/10/21	89,917,623
Perusahaan Penerbit SBSN(d)
	$1,020,000	2.550		06/09/31	1,021,530
Republic of Colombia(e)
	630,000	3.125		04/15/31	615,353
	250,000	3.875		02/15/61	223,250
Republic of Egypt(d)
	2,790,000	4.550		11/20/23	2,894,276
Republic of Indonesia
	5,310,000	4.450		02/11/24	5,810,720
	560,000	3.050		03/12/51	555,100
	200,000	3.350		03/12/71	200,600
Republic of Ivory Coast
	1,990,000	6.125		06/15/33	2,100,445
Republic of Nigeria
	1,960,000	7.875		02/16/32	2,103,692
Republic of Qatar
	470,000	3.750	(d)	04/16/30	533,685
	440,000	4.625		06/02/46	547,195
	480,000	4.400	(d)	04/16/50	584,400
Republic of Romania
EUR	1,620,000	3.624	(d)	05/26/30	2,218,657
	$480,000	3.000	(d)	02/14/31	497,790
EUR	230,000	2.000	(d)	01/28/32	275,927
	200,000	3.375	(d)	01/28/50	253,084
	120,000	3.375		01/28/50	151,850
	$1,660,000	4.000	(d)	02/14/51	1,746,424
Republic of South Africa
	1,020,000	4.300		10/12/28	1,053,660
	1,000,000	4.850		09/30/29	1,060,813
Republic of Turkey
	940,000	4.250		04/14/26	901,695

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Turkey – (continued)
	$700,000	5.250%	03/13/30	$ 663,600
	300,000	5.950	01/15/31	293,531
	300,000	5.875	06/26/31	291,656
	230,000	5.750	05/11/47	196,621
Ukraine Government Bond
	560,000	7.750	09/01/24	610,855
EUR	1,550,000	4.375 (d)	01/27/30	1,713,854
	$380,000	7.253 (d)	03/15/33	395,153
United Mexican States(e)
	1,520,000	2.659	05/24/31	1,484,185
	1,640,000	3.771	05/24/61	1,525,507

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $191,683,781)				$189,589,044

Municipal Debt Obligations – 1.2%
Illinois – 1.2%
Illinois State GO Bonds Build America Series 2010(e)
	$4,470,000	7.350%	07/01/35	$ 5,774,518
Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100	06/01/33	5,032,606

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,146,454)				$10,807,124

U.S. Treasury Obligations – 0.2%
United States Treasury Bond
	$10,000	2.750%	11/15/47	$ 11,378
United States Treasury Note(l)
	1,270,000	2.750	02/28/25	1,368,524

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,275,876)				$ 1,379,902

Shares		Description		Value

Exchange Traded Fund(l) – 2.5%
	439,970	Goldman Sachs Access High Yield Corporate Bond ETF		$ 22,122,176
(Cost $21,288,603)

Shares	Dividend Rate	Value

Investment Company(m) – 5.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
47,407,454	0.026%	$ 47,407,454
(Cost $47,407,454)

TOTAL INVESTMENTS – 98.5% (Cost $900,067,239)		$879,252,470

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		13,063,247

NET ASSETS – 100.0%		$892,315,717

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $40,922,348 which represents approximately 4.6% of the Fund’s net assets as of June 30, 2021.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	3,233,291	USD	2,424,114	07/06/21	$775
	BRL	20,775,827	USD	3,999,238	07/02/21	176,831
	CAD	3,736,658	USD	3,006,849	09/15/21	7,460
	CNH	21,875,659	USD	3,359,632	09/15/21	4,016
	EUR	762,738	CZK	19,339,223	09/15/21	7,148
	EUR	737,953	HUF	256,401,822	09/15/21	12,384
	EUR	2,952,371	SEK	29,916,920	09/15/21	8,068
	GBP	587,399	EUR	681,777	09/15/21	2,991
	HUF	263,417,573	EUR	740,957	09/15/21	7,690
	HUF	54,452,564	USD	182,641	09/15/21	855
	IDR	44,809,050,842	USD	3,077,342	07/01/21	11,008
	JPY	111,565,376	EUR	835,636	09/15/21	12,464
	KRW	4,062,085,333	USD	3,581,795	09/15/21	11,905
	MXN	58,873,000	USD	2,930,740	08/04/21	9,978
	MXN	14,802,964	USD	717,096	09/15/21	18,338
	NOK	16,496,338	USD	1,906,072	09/15/21	10,444
	NZD	1,196,010	JPY	92,288,090	09/15/21	4,557
	NZD	1,509,170	USD	1,052,548	09/15/21	2,113
	PEN	2,882,530	USD	743,804	07/09/21	5,358
	RUB	250,520,592	USD	3,359,748	08/18/21	39,795
	TRY	24,358,993	USD	2,665,914	09/15/21	25,536
	USD	3,275,333	AUD	4,247,060	07/02/21	90,213
	USD	8,686,620	AUD	11,271,702	07/06/21	233,114
	USD	961,084	AUD	1,239,102	08/20/21	31,604
	USD	13,436,617	AUD	17,408,179	09/15/21	377,085
	USD	3,390,432	BRL	16,782,636	07/02/21	17,018
	USD	7,516,812	CAD	9,097,988	08/20/21	177,554
	USD	21,792,488	CAD	26,429,762	09/15/21	471,972
	USD	9,404,176	CHF	8,489,141	09/15/21	210,476
	USD	3,858,609	CLP	2,765,041,766	08/12/21	97,630
	USD	2,663,576	CNH	17,288,432	09/15/21	5,268
	USD	921,333	COP	3,350,079,615	07/22/21	29,647
	USD	22,933,104	EUR	19,214,865	07/01/21	148,581
	USD	7,924,728	EUR	6,616,661	09/10/21	67,466
	USD	40,139,780	EUR	33,383,611	09/15/21	492,401
	USD	5,572,584	GBP	3,922,932	08/05/21	145,443
	USD	8,502,645	GBP	6,059,625	09/15/21	118,914
	USD	9,441,700	IDR	137,403,578,069	07/01/21	(28,493)
	USD	1,527,507	ILS	4,951,624	09/17/21	7,282
	USD	65,010,004	JPY	7,059,007,255	07/19/21	1,459,692
	USD	91,890,221	JPY	9,990,506,988	08/10/21	1,932,145
	USD	39,987,133	JPY	4,418,492,738	09/15/21	188,906
	USD	4,398,070	KRW	4,903,100,817	09/15/21	60,329
	USD	1,150,195	NOK	9,526,985	08/09/21	43,490
	USD	16,460,218	NOK	136,789,293	09/15/21	568,272
	USD	12,540,500	NZD	17,496,250	09/15/21	313,508
	USD	5,907,582	PLN	21,738,000	08/23/21	205,471
	USD	600,766	SEK	5,010,717	08/04/21	15,083
	USD	35,023,640	SEK	289,680,033	09/15/21	1,150,660
	USD	3,403,908	SGD	4,512,561	07/02/21	48,096
	USD	3,902,385	SGD	5,240,717	09/15/21	5,115
	USD	1,790,953	THB	56,913,724	09/15/21	15,727
	USD	3,880,622	TRY	34,457,593	08/16/21	17,534
	USD	6,291,587	TRY	56,698,058	09/15/21	26,959

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	3,474,240	TWD	95,551,131	07/06/21	$50,388
	USD	895,889	TWD	24,868,975	07/15/21	4,401
	USD	327,371	ZAR	4,593,018	08/31/21	8,210
	USD	2,454,066	ZAR	34,674,299	09/15/21	49,593
	ZAR	15,531,131	USD	1,074,164	09/15/21	2,836

TOTAL						$9,239,304

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	3,590,036	EUR	2,274,016	09/15/21	$(7,460)
	AUD	4,247,060	USD	3,274,708	07/02/21	(89,589)
	AUD	8,038,412	USD	6,197,020	07/06/21	(168,404)
	AUD	46,559,711	USD	35,235,871	09/15/21	(307,003)
	BRL	5,313,839	USD	1,074,345	07/02/21	(6,230)
	BRL	16,782,636	USD	3,379,644	08/03/21	(17,835)
	CAD	964,916	JPY	86,988,154	09/15/21	(5,135)
	CAD	9,131,872	USD	7,546,377	08/20/21	(179,785)
	CAD	30,768,375	USD	25,019,364	09/15/21	(198,952)
	CHF	1,094,959	USD	1,191,204	09/15/21	(5,368)
	CLP	3,051,892,018	USD	4,304,314	08/12/21	(153,163)
	CNH	5,939,194	USD	917,625	07/28/21	(1,295)
	CNH	31,591,205	USD	4,912,332	09/15/21	(54,799)
	COP	6,821,625,058	USD	1,851,951	07/22/21	(36,249)
	CZK	38,299,894	EUR	1,503,210	09/15/21	(5,444)
	CZK	98,588,290	USD	4,724,377	09/15/21	(142,934)
	EUR	1,514,095	GBP	1,302,359	09/15/21	(3,682)
	EUR	752,905	HUF	267,262,406	09/15/21	(6,457)
	EUR	721,478	JPY	96,402,467	09/15/21	(11,467)
	EUR	755,106	NOK	7,789,902	09/15/21	(8,230)
	EUR	739,396	SEK	7,534,221	09/15/21	(2,866)
	EUR	19,214,867	USD	22,920,921	07/01/21	(136,399)
	EUR	53,211,134	USD	64,658,317	09/15/21	(1,463,175)
	GBP	1,913,030	USD	2,717,487	08/05/21	(70,926)
	GBP	3,564,498	USD	5,036,753	09/15/21	(105,127)
	HUF	917,591,014	EUR	2,614,547	09/15/21	(12,988)
	HUF	781,211,859	USD	2,735,986	09/15/21	(103,434)
	IDR	118,556,887,516	USD	8,201,753	07/01/21	(30,519)
	IDR	18,342,627,282	USD	1,276,539	07/19/21	(19,361)
	IDR	18,505,666,968	USD	1,276,870	07/26/21	(9,881)
	IDR	10,291,174,420	USD	706,229	09/17/21	(6,327)
	ILS	4,886,953	USD	1,508,683	09/17/21	(8,313)
	INR	133,422,900	USD	1,792,355	07/29/21	(4,289)
	JPY	197,332,544	CAD	2,215,315	09/15/21	(9,651)
	JPY	938,451,992	USD	8,549,346	09/15/21	(96,525)
	KRW	3,032,309,286	USD	2,689,473	09/15/21	(6,809)
	MXN	142,721,418	USD	7,181,987	09/15/21	(91,367)
	NOK	194,345,279	EUR	19,090,198	09/15/21	(93,389)
	NOK	45,760,718	USD	5,498,289	09/15/21	(181,886)
	NZD	3,804,984	EUR	2,242,314	09/15/21	(3,982)
	NZD	35,444,866	USD	24,991,159	09/15/21	(221,043)
	PLN	6,549,698	EUR	1,461,584	09/15/21	(17,693)
	PLN	22,656,999	USD	6,157,332	08/23/21	(214,157)
	PLN	3,382,007	USD	895,902	09/15/21	(8,728)
	RUB	131,378,966	USD	1,800,470	08/18/21	(17,668)
	RUB	80,046,305	USD	1,036,869	10/01/21	41,878
	SEK	226,403,256	EUR	22,361,791	09/15/21	(83,658)
	SEK	27,744,620	USD	3,360,935	09/15/21	(116,690)
	SGD	8,548,551	USD	6,405,943	07/02/21	(48,725)
	SGD	5,412,193	USD	4,087,404	09/15/21	(62,616)
	THB	28,270,580	USD	905,012	09/15/21	(23,210)
	TRY	20,884,122	USD	2,339,860	09/15/21	(32,349)
	TWD	95,551,131	USD	3,453,975	07/06/21	(30,124)
	TWD	147,569,136	USD	5,347,573	07/15/21	(57,606)
	TWD	49,771,768	USD	1,788,582	07/23/21	(3,181)
	USD	3,311,073	AUD	4,416,858	09/15/21	(2,432)
	USD	1,828,484	BRL	9,307,029	07/02/21	(42,287)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	915,831	CNH	5,939,194	07/28/21	$(498)
	USD	1,102,421	COP	4,175,978,084	07/22/21	(9,093)
	USD	1,786,918	IDR	25,962,360,289	07/01/21	(2,472)
	USD	894,330	IDR	13,102,835,423	07/26/21	(2,754)
	USD	2,887,883	MXN	58,012,083	08/04/21	(9,832)
	USD	3,554,960	MXN	73,478,068	09/15/21	(95,543)
	USD	1,673,666	NZD	2,404,736	09/15/21	(6,848)
	USD	717,457	PEN	2,858,566	07/09/21	(25,477)
	USD	1,791,688	PLN	6,837,276	09/15/21	(1,878)
	USD	861,639	RUB	66,777,043	10/01/21	(38,284)
	USD	1,073,864	SEK	9,218,693	09/15/21	(4,100)
	USD	2,998,418	SGD	4,035,991	07/02/21	(2,988)
	USD	895,529	THB	28,883,302	09/15/21	(5,385)
	USD	716,666	TRY	6,510,737	09/15/21	(2,712)
	USD	2,687,572	TWD	75,171,383	07/15/21	(7,125)
	USD	3,334,311	TWD	93,093,963	07/26/21	(5,985)
	USD	1,788,947	ZAR	26,068,386	09/15/21	(18,753)
	ZAR	15,009,438	USD	1,063,868	08/13/21	(18,578)
	ZAR	100,540,085	USD	7,256,438	09/15/21	(284,539)

TOTAL						$(5,349,828)

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	24	09/21/21	$4,624,500	$48,591
5 Year U.S. Treasury Notes	44	09/30/21	5,430,906	(558)
10 Year U.S. Treasury Notes	1,258	09/21/21	166,685,000	654,391
20 Year U.S. Treasury Bonds	29	09/21/21	4,661,750	111,007

Total				$813,431

Short position contracts:
Australian 10 Year Government Bonds	(41)	09/15/21	(4,341,273)	(2,828)
Euro Buxl 30 Year Bonds	(3)	09/08/21	(722,975)	(5)
Ultra 10 Year U.S. Treasury Notes	(149)	09/21/21	(21,933,266)	(365,791)
2 Year U.S. Treasury Notes	(1,010)	09/30/21	(222,523,515)	223,171
5 Year German Euro-Bobl	(21)	09/08/21	(3,340,436)	(283)
10 Year German Euro-Bund	(10)	09/08/21	(2,046,723)	(4,759)

Total				$(150,495)

TOTAL FUTURES CONTRACTS				$662,936

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250%(a)	3M WIBOR(b)	12/16/21	PLN	161,390	(c)	$(55,237)	$(3,747)	$(51,490)
1M BID Avg(d)	3.390%(d)	01/03/22	BRL	91,130	(c)	(164,944)	—	(164,944)
1M BID Avg(d)	4.120(d)	01/03/22		37,900	(c)	92,652	87,809	4,843
5.800(d)	1M BID Avg(d)	01/02/23		67,660	(c)	109,523	59,813	49,710
1M BID Avg(d)	4.230(d)	01/02/23		29,505	(c)	(144,955)	(273,349)	128,394
3M AUDOR(b)	0.190(b)	02/22/23	AUD	331,080	(c)	(209,113)	(3,901,550)	3,692,437
6M CDOR(e)	0.804(e)	02/28/23	CAD	405,390	(c)	(263,523)	(137,716)	(125,807)
6M CDOR(e)	0.750%(e)	03/01/23		795,070	(c)	(872,229)	(548,909)	(323,320)
0.275%(e)	3M LIBOR(b)	03/03/23		$656,160	(c)	329,917	139,454	190,463
(0.430)(a)	6M EURO(e)	05/17/23	EUR	23,290	(c)	387	(57,327)	57,714
6M CDOR(e)	1.100(e)	06/15/23	CAD	268,910	(c)	(15,099)	8,284	(23,383)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.450%(e)	3M LIBOR(b)	06/15/23		$215,210	(c)	$(5,144)	$(3,343)	$(1,801)
5.600(d)	Mexico IB TIIE 28D(d)	09/13/23	MXN	404,270	(c)	264,907	(5,366)	270,273
6M EURO(e)	(0.500)%(f)	09/15/23	EUR	25,750	(c)	(37,800)	(31,090)	(6,710)
3M CNY(b)	2.500(b)	09/15/23	CNY	60,620	(c)	(17,392)	(6,512)	(10,880)
1.250(b)	3M KWCDC(b)	09/15/23	KRW	73,043,620	(c)	226,690	52,219	174,471
0.843(f)	6M WIBOR(e)	09/15/23	PLN	143,680	(c)	84,806	(4,150)	88,956
6M CDOR(e)	0.700(e)	11/18/23	CAD	101,710	(c)	(560,824)	(1,764,976)	1,204,152
1M BID Avg(d)	4.930(d)	01/02/24	BRL	20,510	(c)	(131,643)	(5,451)	(126,192)
1M BID Avg(d)	7.370(d)	01/02/24		76,850	(c)	10,735	66,106	(55,371)
3M AUDOR(b)	0.500(b)	01/25/24	AUD	157,700	(c)	(265,498)	(43,511)	(221,987)
3M AUDOR(b)	0.500(b)	02/24/24		89,140	(c)	(30,798)	220,700	(251,498)
0.486(b)	6M AUDOR(b)	06/29/24		29,560	(c)	(3,825)	1,072	(4,897)
1M LIBOR+0.090(a)	3M LIBOR(a)	07/25/24		$522,840	(c)	18,613	175,496	(156,883)
3M LIBOR(a)	0.250(e)	09/15/24		10,580	(c)	(125,993)	(102,907)	(23,086)
6M CDOR(e)	0.750(e)	09/15/24	CAD	49,230	(c)	(518,682)	(371,152)	(147,530)
0.400(a)	6M AUDOR(a)	09/15/24	AUD	66,750	(c)	246,702	(79,078)	325,780
(0.500)(f)	6M EURO(e)	09/15/24	EUR	6,680	(c)	30,465	27,013	3,452
6.320(d)	1M BID Avg(d)	01/02/25	BRL	62,420	(c)	374,359	(138,101)	512,460
6M WIBOR(e)	0.750(f)	12/16/25	PLN	32,430	(c)	(189,601)	(6,124)	(183,477)
1.550(e)	6M AUDOR(e)	02/23/26	AUD	20,040	(c)	(39,696)	(191,788)	152,092
6M EURO(e)	(0.160)(f)	05/17/26	EUR	29,260	(c)	73,186	(80,019)	153,205
Mexico IB TIIE 28D(d)	6.300(d)	09/09/26	MXN	33,850	(c)	(30,704)	591	(31,295)
6M GBP(f)	0.000(f)	09/15/26	GBP	96,090	(c)	(3,285,442)	(3,490,828)	205,386
3M LIBOR(a)	0.500(e)	09/15/26		$1,500	(c)	(38,425)	(34,322)	(4,103)
3M STIBOR(a)	0.500(f)	09/15/26	SEK	919,340	(c)	455,668	620,890	(165,222)
6M AUDOR(e)	1.000(e)	09/15/26	AUD	94,780	(c)	11,593	329,611	(318,018)
6M CDOR(e)	1.000(e)	09/15/26	CAD	30,830	(c)	(624,658)	(532,284)	(92,374)
3M NZDOR(a)	1.250(e)	09/15/26	NZD	41,740	(c)	(249,644)	(186,775)	(62,869)
3M NIBOR(e)	1.500(f)	09/15/26	NOK	378,310	(c)	(65,291)	(259,060)	193,769
1.500(a)	3M KWCDC(a)	09/15/26	KRW	5,989,870	(c)	49,826	26,944	22,882
3M JIBAR(a)	5.800(a)	09/15/26	ZAR	64,080	(c)	(76,041)	47	(76,088)
(0.500)(f)	6M CHFOR(e)	09/15/26	CHF	21,430	(c)	182,305	57,891	124,414
(0.500)(e)	6M EURO(e)	09/15/26	EUR	177,790	(c)	1,876,041	1,793,079	82,962
0.000(e)	6M JYOR(e)	09/15/26	JPY	16,577,010	(c)	(45,615)	(73,275)	27,660
1.750(f)	6M WIBOR(e)	09/15/26	PLN	25,075	(c)	(77,611)	(16,803)	(60,808)
8.495(d)	1M BID Avg(d)	01/04/27	BRL	47,125	(c)	(115,533)	(78,639)	(36,894)
6M EURO(e)	(0.105)(f)	02/16/27	EUR	34,890	(c)	138,795	88,265	50,530
(0.250)(f)	6M EURO(e)	09/15/28		1,040	(c)	14,975	14,313	662
6M EURO(e)	1.250(f)	12/19/28		2,630	(c)	(8,611)	—	(8,611)
1.250(f)	6M EURO(e)	12/19/28		2,630	(c)	(333,835)	(58,733)	(275,102)
0.250(e)	6M JYOR(e)	03/19/30	JPY	3,396,382	(c)	(216,767)	(203,813)	(12,954)
6M EURO(e)	0.050(f)	05/21/30	EUR	147,990	(c)	(2,320,993)	(5,475,626)	3,154,633
6M AUDOR(e)	1.240(e)	10/28/30	AUD	39,540	(c)	(1,318,219)	(2,499,661)	1,181,442
1.240(f)	3M NIBOR(e)	10/29/30	NOK	339,820	(c)	1,122,776	(3,089,354)	4,212,130
6M AUDOR(e)	1.710(e)	01/21/31	AUD	49,960	(c)	(908,235)	(1,573,683)	665,448
1.000(f)	6M GBP(f)	01/26/31	GBP	30,250	(c)	(125,526)	126,080	(251,606)
1.000(f)	6M GBP(f)	02/10/31		38,750	(c)	(154,880)	142,979	(297,859)
6M EURO(e)	0.500(f)	02/12/31	EUR	52,840	(c)	284,704	627,015	(342,311)
6M AUDOR(e)	2.500(e)	02/24/31	AUD	19,640	(c)	169,649	(678,422)	848,071
3M LIBOR(a)	2.209(e)	02/25/31		$88,070	(c)	1,214,635	(374,371)	1,589,006
3M STIBOR(a)	1.272(f)	05/11/31	SEK	164,810	(c)	125,422	(28,385)	153,807
2.130(f)	3M NIBOR(e)	05/11/31	NOK	153,040	(c)	(192,212)	29,015	(221,227)
0.250(f)	6M EURO(e)	05/17/31	EUR	13,020	(c)	(136,555)	(37,240)	(99,315)
1.926(f)	3M NIBOR(e)	06/29/31	NOK	67,940	(c)	(13,160)	98	(13,258)
Mexico IB TIIE 28D(d)	6.860(d)	09/03/31	MXN	40,990	(c)	(34,274)	(7,860)	(26,414)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(e)	(0.250)%(f)	09/15/31	EUR	1,180	(c)	$(54,832)	$(54,466)	$(366)
3M LIBOR(a)	1.000(e)	09/15/31	$	71,140	(c)	(3,163,589)	(3,253,456)	89,867
3M STIBOR(a)	1.000(f)	09/15/31	SEK	184,520	(c)	451,560	397,701	53,859
6M CDOR(e)	1.250(e)	09/15/31	CAD	44,020	(c)	(2,087,512)	(2,172,070)	84,558
6M AUDOR(e)	2.000(e)	09/15/31	AUD	20,910	(c)	546,275	644,631	(98,356)
2.000%(f)	3M NIBOR(e)	09/15/31	NOK	199,910	(c)	(634,800)	(463,525)	(171,275)
0.250(f)	6M GBP(f)	09/15/31	GBP	64,060	(c)	4,127,339	4,424,244	(296,905)
0.000(e)	6M JYOR(e)	09/15/31	JPY	11,228,850	(c)	941,234	1,013,091	(71,857)
6M EURO(e)	0.500(f)	09/16/31	EUR	55,700	(c)	37,224	55,127	(17,903)
3M NZDOR(d)	3.000(e)	09/16/31	NZD	9,410	(c)	159,046	37,687	121,359
2.500(e)	3M LIBOR(a)	09/17/31	$	54,280	(c)	(1,376,953)	(1,362,085)	(14,868)
2.431(e)	3M LIBOR(a)	02/25/36		108,540	(c)	(1,607,260)	160,106	(1,767,366)
0.260(f)	6M EURO(e)	05/21/40	EUR	79,750	(c)	5,554,002	(1,855,293)	7,409,295
2.750(e)	6M AUDOR(e)	02/24/41	AUD	6,650	(c)	(102,919)	(144,690)	41,771
0.000(f)	6M EURO(e)	09/15/41	EUR	800	(c)	91,889	94,724	(2,835)
6M CDOR(e)	1.750(e)	09/15/51	CAD	25,480	(c)	(2,306,957)	(2,925,934)	618,977
1.250(e)	3M LIBOR(a)	09/15/51	$	22,190	(c)	2,829,059	3,707,212	(878,153)
0.000(e)	6M EURO(e)	09/15/51	EUR	820	(c)	135,866	139,069	(3,203)
0.250(e)	6M JYOR(e)	09/15/51	JPY	1,448,220	(c)	974,569	963,385	11,184

TOTAL						$(2,001,655)	$(22,355,058)	$20,353,403

(a)	Payments made at termination date.

(b)	Payments made quarterly.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

(d)	Payments made monthly.

(e)	Payments made semi-annually.

(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 8	3.000%	7.915%	MS & Co. Int. PLC	10/17/57	$600	$(84,038)	$(94,594)	$10,556
Markit CMBX Series 10	3.000	4.922	MS & Co. Int. PLC	11/17/59	5,900	(517,975)	(955,081)	437,106
Markit CMBX Series 11	3.000	3.624	MS & Co. Int. PLC	11/18/54	4,100	(137,881)	(930,989)	793,108
Markit CMBX Series 8	3.000	7.915	Signature Bank/New York NY	10/17/57	5,500	(769,439)	(1,145,959)	376,520
Markit CMBX Series 11	3.000	3.624	Signature Bank/New York NY	11/18/54	5,000	(168,412)	(676,949)	508,537

TOTAL						$(1,677,745)	$(3,803,572)	$2,125,827

(a)	Payments made monthly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEB 35	(1.000)%	0.468%	06/20/26	EUR	14,325	$(500,592)	$(382,753)	$(117,839)
Protection Sold:
CDX.NA.HY Index 34	1.000	2.362	06/20/25		$21,482	2,414,734	46,105	2,368,629
CDX.NA.IG Index 34	1.000	0.480	06/20/25		54,150	1,259,359	706,243	553,116

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CDX.NA.IG Index 35	1.000%	1.549%	06/20/26		$63,910	$(1,482,098)	$(2,210,901)	$728,803
ICE CD ITXEB 35	5.000	2.320	06/20/26	EUR	4,350	713,648	530,448	183,200
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.313	12/20/24		$3,250	87,211	30,176	57,035
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.471	12/20/25		2,880	76,111	43,216	32,895
Republic of Chile, 3.875%, 08/05/20	1.000	0.520	12/20/25		2,380	57,592	57,588	4
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.382	06/20/24		8,760	186,486	33,982	152,504
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.400	12/20/25		2,370	70,034	68,419	1,615
Russian Federation, 7.500%, 03/31/30	1.000	0.577	12/20/24		1,010	17,719	2,517	15,202
Russian Federation,7.500%, 03/31/30	1.000	0.832	06/20/26		330	3,643	1,439	2,204
State of Qatar, 9.750%, 06/15/30	1.000	0.204	06/20/24		1,330	35,548	17,193	18,355
State of Qatar, 9.750%, 06/15/30	1.000	0.253	12/20/24		520	15,048	7,634	7,414

TOTAL						$2,954,443	$(1,048,694)	$4,003,137

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Deutsche Bank AG (London)	0.830%	04/20/2022	121,710,000	$121,710,000	$611,276	$878,840	$(267,564)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	34,800,000	34,800,000	261,240	310,504	(49,264)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	45,500,000	45,500,000	149,579	460,526	(310,947)
6M IRS	BofA Securities LLC	0.632	12/23/2021	56,470,000	56,470,000	137,618	157,868	(20,250)

				258,480,000	$258,480,000	$1,159,713	$1,807,738	$(648,025)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
1Y IRS	Barclays Bank PLC	0.427%	05/26/2022	1,518,600,000	$1,518,600,000	$190,972	$264,358	$(73,386)
3M IRS	BNP Paribas SA	0.165	08/19/2021	24,970,000	24,970,000	29,523	105,175	(75,652)
3M IRS	BNP Paribas SA	0.670	07/06/2021	4,360,000	4,360,000	157	67,814	(67,657)
3M IRS	Citibank NA	0.165	08/20/2021	10,980,000	10,980,000	13,345	49,675	(36,330)
3M IRS	UBS AG (London)	1.392	07/01/2021	3,580,000	3,580,000	1	85,676	(85,675)
3M IRS	UBS AG (London)	0.650	07/07/2021	855,980,000	855,980,000	9	67,046	(67,037)
3M IRS	UBS AG (London)	0.165	08/19/2021	19,890,000	19,890,000	23,516	94,431	(70,915)
6M IRS	Citibank NA	1.110	11/15/2021	14,810,000	14,810,000	103,667	143,361	(39,694)
6M IRS	JPMorgan Securities, Inc.	0.750	08/10/2021	72,790,000	72,790,000	899,284	371,229	528,055
6M IRS	UBS AG (London)	1.195	11/18/2021	10,050,000	10,050,000	57,140	71,858	(14,718)

				2,536,010,000	$2,536,010,000	$1,317,614	$1,320,623	$(3,009)

Total purchased option contracts				2,794,490,000	$2,794,490,000	$2,477,327	$3,128,361	$(651,034)

Written option contracts
Calls
1M IRS	Citibank NA	0.080	07/14/2021	(20,980,000)	(20,980,000)	(38,447)	(94,476)	56,029
1M IRS	Citibank NA	0.134	07/07/2021	(20,980,000)	(20,980,000)	(94,010)	(100,034)	6,024
1M IRS	Citibank NA	1.583	07/01/2021	(30,590,000)	(30,590,000)	(444,610)	(234,014)	(210,596)
1M IRS	Deutsche Bank AG (London)	1.472	07/19/2021	(30,590,000)	(30,590,000)	(232,612)	(232,484)	(128)
1M IRS	JPMorgan Securities, Inc.	0.096	07/21/2021	(20,980,000)	(20,980,000)	(67,183)	(111,397)	44,214
1M IRS	MS & Co. Int. PLC	1.478	07/26/2021	(30,590,000)	(30,590,000)	(266,035)	(221,777)	(44,258)
1M IRS	MS & Co. Int. PLC	1.565	07/07/2021	(30,590,000)	(30,590,000)	(401,066)	(201,894)	(199,172)
1M IRS	UBS AG (London)	0.129	07/28/2021	(20,980,000)	(20,980,000)	(125,348)	(101,951)	(23,397)
9M IRS	Citibank NA	0.105	02/14/2022	(84,190,000)	(84,190,000)	(734,357)	(765,525)	31,168
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(182,570,000)	(182,570,000)	(461,683)	(732,779)	271,096
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(18,330,000)	(18,330,000)	(285,910)	(310,404)	24,494
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(8,800,000)	(8,800,000)	(161,297)	(457,091)	295,794
6M IRS	BofA Securities LLC	1.297	12/23/2021	(18,340,000)	(18,340,000)	(172,255)	(157,864)	(14,391)
6M IRS	Citibank NA	0.856	11/22/2021	(149,760,000)	(149,760,000)	(454,791)	(516,672)	61,881

				(668,270,000)	$(668,270,000)	$(3,939,604)	$(4,238,362)	$298,758

Puts
1M IRS	Citibank NA	0.080	07/14/2021	(20,980,000)	(20,980,000)	(110,188)	(94,476)	(15,712)
1M IRS	Citibank NA	0.134	07/07/2021	(20,980,000)	(20,980,000)	(23,325)	(100,034)	76,709
1M IRS	Citibank NA	1.583	07/01/2021	(30,590,000)	(30,590,000)	(28)	(234,014)	233,986
1M IRS	Deutsche Bank AG (London)	1.472	07/19/2021	(30,590,000)	(30,590,000)	(132,574)	(232,484)	99,910
1M IRS	JPMorgan Securities, Inc.	0.096	07/21/2021	(20,980,000)	(20,980,000)	(104,770)	(111,397)	6,627

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
1M IRS	MS & Co. Int. PLC	1.478%	07/26/2021	(30,590,000)	$(30,590,000)	$(160,279)	$(221,778)	$61,499
1M IRS	MS & Co. Int. PLC	1.565	07/07/2021	(30,590,000)	(30,590,000)	(11,881)	(201,894)	190,013
1M IRS	UBS AG (London)	0.129	07/28/2021	(20,980,000)	(20,980,000)	(85,674)	(101,951)	16,277
1Y IRS	BNP Paribas SA	0.107	05/26/2022	(26,750,000)	(26,750,000)	(200,104)	(272,661)	72,557
9M IRS	Citibank NA.	0.105	02/14/2022	(84,190,000)	(84,190,000)	(402,808)	(760,440)	357,632
3M IRS	BNP Paribas SA	0.025	08/19/2021	(24,970,000)	(24,970,000)	(9,356)	(39,820)	30,464
3M IRS	BNP Paribas SA	0.095	08/19/2021	(24,970,000)	(24,970,000)	(15,808)	(65,354)	49,546
3M IRS	Citibank NA	0.021	08/20/2021	(10,980,000)	(10,980,000)	(4,165)	(20,139)	15,974
3M IRS	Citibank NA	0.093	08/20/2021	(10,980,000)	(10,980,000)	(7,083)	(29,537)	22,454
3M IRS	Citibank NA	2.443	07/01/2021	(4,770,000)	(4,770,000)	—	(78,705)	78,705
3M IRS	MS & Co. Int. PLC	2.402	07/06/2021	(4,770,000)	(4,770,000)	—	(70,119)	70,119
3M IRS	UBS AG (London)	0.022	08/19/2021	(19,890,000)	(19,890,000)	(7,302)	(36,320)	29,018
3M IRS	UBS AG (London)	0.094	08/19/2021	(19,890,000)	(19,890,000)	(12,438)	(58,111)	45,673
3M IRS	UBS AG (London)	2.350	07/07/2021	(4,760,000)	(4,760,000)	—	(69,734)	69,734
6M IRS	JPMorgan Securities, Inc.	0.878	08/10/2021	(72,790,000)	(72,790,000)	(530,297)	(225,649)	(304,648)
6M IRS	JPMorgan Securities, Inc.	1.006	08/10/2021	(72,790,000)	(72,790,000)	(268,508)	(145,580)	(122,928)
6M IRS	MS & Co. Int. PLC	0.075	11/18/2021	(14,440,000)	(14,440,000)	(33,245)	(74,157)	40,912
6M IRS	UBS AG (London)	0.145	11/15/2021	(21,280,000)	(21,280,000)	(68,618)	(146,586)	77,968

				(624,500,000)	$(624,500,000)	$(2,188,451)	$(3,390,940)	$1,202,489

Total written option contracts				(1,292,770,000)	$(1,292,770,000)	$(6,128,055)	$(7,629,302)	$1,501,247

TOTAL				1,501,720,000	$1,501,720,000	$(3,650,728)	$(4,500,941)	$850,213

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call AUD/Put USD	BofA Securities LLC	$0.783	07/02/2021	9,351,000	$9,351,000	$7	$35,944	$(35,937)

Puts
Put USD/Call TWD	BNP Paribas SA	27.200	07/02/2021	7,249,000	7,249,000	7	26,169	(26,162)
Put USD/Call TWD	UBS AG (London)	27.720	07/22/2021	7,167,000	7,167,000	13,030	17,667	(4,637)
Put USD/Call RUB	Barclays Bank PLC	72.350	09/30/2021	3,682,000	3,682,000	38,742	40,406	(1,664)

				18,098,000	$18,098,000	$51,779	$84,242	$(32,463)

Total purchased option contracts				27,449,000	$27,449,000	$51,786	$120,186	$(68,400)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call EUR/Put AUD	Barclays Bank PLC	1.605%	07/02/2021	(1,482,000)	$(1,482,000)	$(18)	$(4,400)	$4,382
Call EUR/Put NZD	Barclays Bank PLC	1.710	07/02/2021	(1,482,000)	(1,482,000)	(223)	(4,962)	4,739
Call USD/Put ZAR	Deutsche Bank AG (London)	15.500	08/27/2021	(3,676,000)	(3,676,000)	(19,104)	(22,549)	3,445
Call USD/Put TWD	UBS AG (London)	28.180	07/22/2021	(7,167,000)	(7,167,000)	(6,823)	(14,592)	7,769

				(13,807,000)	$(13,807,000)	$(26,168)	$(46,503)	$20,335

Puts
Put USD/Call RUB	JPMorgan Securities, Inc.	72.350	09/30/2021	(3,682,000)	(3,682,000)	(38,742)	(51,014)	12,272
Put EUR/Call AUD	Barclays Bank PLC	1.560	07/02/2021	(1,482,000)	(1,482,000)	(26)	(5,614)	5,588
Put EUR/Call NZD	Barclays Bank PLC	1.660	07/02/2021	(1,482,000)	(1,482,000)	(2)	(4,799)	4,797

				(6,646,000)	$(6,646,000)	$(38,770)	$(61,427)	$22,657

Total written option contracts				(20,453,000)	$(20,453,000)	$(64,938)	$(107,930)	$42,992

TOTAL				6,996,000	$6,996,000	$(13,152)	$12,256	$(25,408)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Years Interest Rate Swaptions
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
ICE CD ITXEB 35	— iTraxx Europe Index 35
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what they believe to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$245,375,317	$—
Mortgage-Backed Obligations	—	159,902,532	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	36,229,812	3,058,781	—
Asset-Backed Securities	—	50,326,534	—
Foreign Debt Obligations	—	7,316,325	—
Municipal Debt Obligations	—	5,319,171	—
Investment Company	61,840,573	—	—

Total	$98,070,385	$471,298,660	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(10,654,408)	$—

Total	$—	$(10,654,408)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,036,188	$—
Futures Contracts(a)	2,369,788	—	—
Interest Rate Swap Contracts(a)	—	5,251,478	—
Credit Default Swap Contracts(a)	—	901,662	—
Options Purchased	—	614,927	—

Total	$2,369,788	$8,804,255	$—

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(2,186,080)	$—
Futures Contracts	(351,237)	—	—
Interest Rate Swap Contracts	—	(1,520,112)	—
Credit Default Swap Contracts	—	(50,230)	—
Written option contracts	—	(1,102,871)	—

Total	$(351,237)	$(4,859,293)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$827,401,420	$—
Foreign Debt Obligations	111,641,787	27,943,506	—
Asset-Backed Securities	—	121,419,532	—
Mortgage-Backed Obligations	—	521,727,947	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	544,795,234	34,953,869	—
Municipal Debt Obligations	—	27,110,581	—
Investment Company	106,617,605	—	—

Total	$763,054,626	$1,560,556,855	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(35,216,179)	$—

Total	$—	$(35,216,179)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,931,167	$—
Futures Contracts(a)	3,683,533	—	—
Interest Rate Swap Contracts(a)	—	7,036,812	—
Credit Default Swap Contracts(a)	—	3,462,107	—
Options Purchased	—	906,049	—

Total	$3,683,533	$15,336,135	$—

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(665,048)	$—
Futures Contracts	(2,897,693)	—	—
Interest Rate Swap Contracts	—	(1,949,086)	—
Credit Default Swap Contracts	—	(52,681)	—
Written option contracts	—	(1,673,468)	—

Total	$(2,897,693)	$(4,340,283)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Sovereign Debt Obligations	$175,916,469	$93,308,848	$—
Corporate Obligations	—	251,685,846	—
Asset-Backed Securities	—	46,013,555	—
Mortgage-Backed Obligations	—	92,549,136	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	16,858,138	1,704,829	—
Structured Note	—	673,900	—
Investment Company	6,964,946	—	—

Total	$199,739,553	$485,936,114	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(7,370,639)	$—

Total	$—	$(7,370,639)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$4,948,926	$—
Futures Contracts(a)	1,210,218	—	—
Interest Rate Swap Contracts(a)	—	5,882,303	—
Credit Default Swap Contracts(a)	—	1,050,806	—
Options Purchased	—	608,360	—

Total	$1,210,218	$12,490,395	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,974,953)	$—
Futures Contracts(a)	(140,425)	—	—
Interest Rate Swap Contracts(a)	—	(2,233,015)	—
Credit Default Swap Contracts(a)	—	(2,014)	—
Written option contracts	—	(1,107,898)	—

Total	$(140,425)	$(5,317,880)	$—

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$7,931,515	$300,375
Corporate Obligations	—	76,178,645	—
Mortgage-Backed Obligations	—	3,485,988	—
U.S. Government Agencies	—	199,250	—
Asset-Backed Securities	—	1,570,871	—
Foreign Debt Obligations	—	12,266,289	—
Common Stock and/or Other Equity Investments
North America	150,067	—	—
Investment Company	4,567,927	—	—

Total	$4,717,994	$101,632,558	$300,375

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$179,754	$—
Futures Contracts(a)	51,699	—	—
Interest Rate Swap Contracts(a)	—	1,847	—
Credit Default Swap Contracts(a)	—	185,841	—

Total	$51,699	$367,442	$—

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(75,787)	$—
Futures Contracts	(61,382)	—	—
Interest Rate Swap Contracts	—	(1,834)	—
Credit Default Swap Contracts	—	(3,378)	—

Total	$(61,382)	$(80,999)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LONG SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Bank Loans	$—	$33,937,924	$675,500
Other Secured Debt Obligations	—	15,531,287	—
Unsecured Debt Obligations	—	66,566,388	—
Common Stock and/or Other Equity Investments North America	69,090	663,357	—
Investment Company	6,506,608	—	—
Fixed Income
Unfunded Loan Commitment	—	27	—

Total	$6,575,698	$116,698,983	$675,500

Liabilities
Fixed Income
Unfunded Loan Commitment	$—	$(489)	$—

Derivative Type

Liabilities(a)
Interest Rate Swap Contracts	$—	$(2,279)	$—
Credit Default Swap Contracts	—	(476,808)	—

Total	$—	$(479,087)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$28,414,297	$—
Corporate Obligations	—	250,097,954	—
Mortgage-Backed Obligations	—	225,288,450	950,375
Asset-Backed Securities	—	103,195,694	—
Foreign Debt Obligations	153,448,436	36,140,608	—
Municipal Debt Obligations	—	10,807,124	—
U.S. Treasury Obligations	1,379,902	—	—
Exchange Traded Fund	22,122,176	—	—
Investment Company	47,407,454	—	—

Total	$224,357,968	$653,944,127	$950,375

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$9,239,304	$—
Futures Contracts(a)	1,037,160	—	—
Interest Rate Swap Contracts(a)	—	27,952,074	—
Credit Default Swap Contracts(a)	—	6,246,803	—
Options Purchased	—	2,529,113	—

Total	$1,037,160	$45,967,294	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(5,349,828)	$—
Futures Contracts(a)	(374,224)	—	—
Interest Rate Swap Contracts(a)	—	(7,598,671)	—
Credit Default Swap Contracts(a)	—	(117,839)	—
Written option contracts	—	(6,192,993)	—

Total	$(374,224)	$(19,259,331)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to a Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S or other governments, or from problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Core Fixed Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.